Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

June 30, 2023 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 115.6%
COMMON STOCK — 13.3%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	4,900	$67,767
IAMGOLD Corp. (a)	83,200	218,816
Sasol Ltd., ADR	900	11,142

		297,725

Total Africa		297,725

Asia — 0.2%
Consumer Discretionary Products — 0.1%
Kandi Technologies Group, Inc. (a)	400	1,584
Li Auto, Inc., ADR (a)	55,800	1,958,580
Niu Technologies, ADR (a)	200	796

		1,960,960

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	23,910	944,206
TAL Education Group, ADR (a)	66,100	393,956

		1,338,162

Financial Services — 0.0%
FinVolution Group, ADR	2,600	11,960
Futu Holdings Ltd., ADR (a)	2,300	91,402
L Catterton Asia Acquisition Corp., Class A (a),(b)	100,000	1,047,000
LexinFintech Holdings Ltd., ADR (a)	3,300	7,557
Noah Holdings Ltd., ADR	1,100	15,488

		1,173,407

Health Care — 0.0%
Dr Reddy’s Laboratories Ltd., ADR	1,000	63,110
I-Mab, ADR (a)	6,800	20,332
Sinovac Biotech Ltd. (a),(c)	200	1,294

		84,736

Industrial Products — 0.0%
AeroEdge Co., Ltd. (a)	278	3,256
China Yuchai International Ltd.	245	2,572
Hollysys Automation Technologies Ltd. (a)	1,600	28,144

		33,972

Industrial Services — 0.0%
Euro Tech Holdings Co., Ltd. (a)	150	254
Textainer Group Holdings Ltd.	1,400	55,132

		55,386

Media — 0.1%
Autohome, Inc., ADR	6,100	177,876
GigaMedia Ltd. (a)	100	138
Hello Group, Inc., ADR	25,900	248,899
HUYA, Inc., ADR (a)	2,400	8,592
iQIYI, Inc., ADR (a)	34,400	183,696
Tencent Music Entertainment Group, ADR (a)	111,900	825,822
Weibo Corp., ADR	1,800	23,598

		1,468,621

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Real Estate — 0.0%
KE Holdings, Inc., ADR (a)	20,400	$302,940

Retail & Wholesale - Discretionary — 0.0%
MINISO Group Holding Ltd., ADR	3,700	62,863

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	8,400	26,292
Baozun, Inc., ADR (a)	4,000	15,960
Cellebrite DI Ltd. (a)	600	4,320
GRID, Inc. (a)	557	8,261
WNS Holdings Ltd., ADR (a)	100	7,372

		62,205

Tech Hardware & Semiconductors — 0.0%
Allegro MicroSystems, Inc. (a)	4,400	198,616
ChipMOS Technologies, Inc., ADR	200	4,738
MagnaChip Semiconductor Corp. (a)	5,600	62,608
Silicon Motion Technology Corp., ADR	2,300	165,278
Zepp Health Corp., ADR (a)	100	114

		431,354

Total Asia		6,974,606

Europe — 0.3%
Biotechnology & Pharmaceuticals — 0.0%
Aduro Biotech, Inc. (a),(c)	1,040	0

Consumer Discretionary Products — 0.0%
On Holding AG, Class A (a)	42,100	1,389,300

Consumer Staple Products — 0.0%
Nomad Foods Ltd. (a)	4,700	82,344

Health Care — 0.0%
Affimed NV (a)	13,100	7,836
Amarin Corp. PLC, ADR (a)	60,500	71,995
Artelo Biosciences, Inc. (a)	294	591
ATAI Life Sciences NV (a)	6,900	11,868
Bicycle Therapeutics PLC, ADR (a)	3,400	86,768
Compass Pathways PLC, ADR (a)	1,100	9,108
EDAP TMS SA, ADR (a)	300	2,766
Galecto, Inc. (a)	1,000	2,520
Immunocore Holdings PLC, ADR (a)	700	41,972
Merus NV (a)	3,200	84,256
ProQR Therapeutics NV (a)	8,700	14,094
Prothena Corp. PLC (a)	5,100	348,228
Verona Pharma PLC, ADR (a)	6,207	131,216

		813,218

Industrial Products — 0.1%
Airbus SE (b)	10,713	1,548,904
Luxfer Holdings PLC	1,800	25,614

		1,574,518

Industrial Services — 0.1%
Ardmore Shipping Corp.	7,800	96,330
Frontline PLC	53,700	780,261
Scorpio Tankers, Inc.	10,500	495,915
StealthGas, Inc. (a)	1,300	5,538
TORM PLC, Class A	7,200	173,952
Tsakos Energy Navigation Ltd.	4,900	87,318

		1,639,314

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
ArcelorMittal SA (d)	38,600	$1,055,324
Orion SA	2,600	55,172

		1,110,496

Media — 0.0%
Criteo SA, ADR (a)	500	16,870
Trivago NV, ADR (a)	500	660

		17,530

Oil & Gas — 0.1%
BP PLC (b)	23,496	136,803
Eni SpA (b)	15,801	227,477
Equinor ASA (b)	6,129	178,469
Shell PLC (b)	52,121	1,570,052
TechnipFMC PLC (a)	67,300	1,118,526
TotalEnergies SE (b)	11,700	671,634

		3,902,961

Renewable Energy — 0.0%
FREYR Battery SA (a)	55,599	519,851

Software & Technology Services — 0.0%
Endava PLC, ADR (a)	1,900	98,401
Materialise NV, ADR (a)	1,700	14,688

		113,089

Total Europe		11,162,621

Middle East — 0.0%
Consumer Discretionary Products — 0.0%
Mobileye Global, Inc., Class A (a)	200	7,684

Health Care — 0.0%
Compugen Ltd. (a)	6,000	6,840
Oramed Pharmaceuticals, Inc. (a)	6,800	24,344

		31,184

Industrial Products — 0.0%
Ituran Location and Control Ltd.	100	2,334
Kornit Digital Ltd. (a)	5,500	161,535

		163,869

Materials — 0.0%
Eldorado Gold Corp. (a)	23,300	235,330

Retail & Wholesale - Discretionary — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	1,000	1,680

Software & Technology Services — 0.0%
JFrog Ltd. (a)	12,300	340,710
Radware Ltd. (a)	1,700	32,963
Wix.com Ltd. (a)	800	62,592

		436,265

Tech Hardware & Semiconductors — 0.0%
AudioCodes Ltd.	800	7,304
Silicom Ltd. (a)	100	3,686
Valens Semiconductor Ltd. (a)	200	506

		11,496

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.0%
Allot Ltd. (a)	100	$316

Total Middle East		887,824

North America — 12.8%
Banking — 1.8%
1st Source Corp.	300	12,579
ACNB Corp.	100	3,317
Alerus Financial Corp.	400	7,192
American National Bankshares, Inc.	27,120	785,938
Ameris Bancorp	198,359	6,785,861
Ames National Corp.	500	9,015
Arrow Financial Corp.	801	16,132
Banc of California, Inc.	1,300	15,054
Bancorp, Inc. (a)	300	9,795
Bank of Hawaii Corp. (b)	1,411	58,175
Bank of Marin Bancorp	900	15,903
Bank of NT Butterfield & Son Ltd.	900	24,624
BankFinancial Corp.	255	2,086
Bankwell Financial Group, Inc.	200	4,876
Banner Corp.	500	21,835
Bar Harbor Bankshares	200	4,928
BayCom Corp.	300	5,004
Blue Ridge Bankshares, Inc.	200	1,770
Bridgewater Bancshares, Inc. (a)	500	4,925
Brookline Bancorp, Inc.	897	7,840
Business First Bancshares, Inc.	900	13,563
Byline Bancorp, Inc.	1,000	18,090
Cadence Bank	127,929	2,512,525
Camden National Corp.	300	9,291
Capital Bancorp, Inc.	226	4,091
Capital City Bank Group, Inc.	300	9,192
Capstar Financial Holdings, Inc.	700	8,589
Carter Bankshares, Inc. (a)	700	10,353
Cathay General Bancorp	100	3,219
Central Pacific Financial Corp.	2,100	32,991
Central Valley Community Bancorp	300	4,635
Citizens Financial Group, Inc. (b)	5,537	144,405
Civista Bancshares, Inc.	300	5,220
CNB Financial Corp.	8,501	150,043
Coastal Financial Corp. (a)	500	18,825
Codorus Valley Bancorp, Inc.	100	1,961
Colony Bankcorp, Inc.	900	8,478
Columbia Banking System, Inc.	24,812	503,187
Comerica, Inc. (b)	163,643	6,931,917
Community Trust Bancorp, Inc.	500	17,785
ConnectOne Bancorp, Inc.	1,400	23,226
CrossFirst Bankshares, Inc. (a)	1,200	12,000
Customers Bancorp, Inc. (a)	700	21,182
CVB Financial Corp.	67,784	900,171
Eagle Bancorp, Inc.	2,600	55,016
East West Bancorp, Inc. (b)	1,900	100,301
Eastern Bankshares, Inc.	200	2,454
ECB Bancorp, Inc. (a)	100	1,308
Equity Bancshares, Inc., Class A	300	6,834
Esquire Financial Holdings, Inc.	300	13,722
Farmers National Banc Corp.	1,400	17,318
Financial Institutions, Inc.	1,900	29,906
First Bancorp	700	20,825
First Bancshares, Inc. (The)	96,901	2,503,922
First Busey Corp.	1,100	22,110
First Business Financial Services, Inc.	100	2,949

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
First Citizens BancShares, Inc., Class A	489	$627,607
First Community Bankshares, Inc.	200	5,946
First Community Corp.	100	1,736
First Financial Bankshares, Inc.	7,500	213,675
First Financial Corp.	600	19,482
First Foundation, Inc.	6,700	26,599
First Hawaiian, Inc. (b)	2,764	49,780
First Horizon Corp.	301,980	3,403,315
First Internet Bancorp	200	2,970
First Merchants Corp.	100	2,823
First of Long Island Corp. (The)	500	6,010
Five Star Bancorp	100	2,237
FS Bancorp, Inc.	200	6,014
FVCBankcorp, Inc. (a)	475	5,116
German American Bancorp, Inc.	300	8,154
Great Southern Bancorp, Inc.	200	10,146
Guaranty Bancshares, Inc.	200	5,416
Hanmi Financial Corp.	1,200	17,916
Heartland Financial USA, Inc.	1,500	41,805
Heritage Commerce Corp.	6,800	56,304
Heritage Financial Corp.	3,800	61,446
Hilltop Holdings, Inc.	146,077	4,595,582
HomeStreet, Inc.	400	2,368
HomeTrust Bancshares, Inc.	400	8,356
Hope Bancorp, Inc.	700	5,894
Horizon Bancorp, Inc.	1,600	16,656
Independent Bank Corp.	900	15,264
Independent Bank Group, Inc.	800	27,624
International Bancshares Corp.	137,836	6,092,351
Investar Holding Corp.	100	1,211
Kearny Financial Corp.	600	4,230
KeyCorp (b)	115,899	1,070,907
Lakeland Bancorp, Inc.	2,135	28,588
Lakeland Financial Corp.	300	14,556
LCNB Corp.	200	2,952
Live Oak Bancshares, Inc.	3,800	99,978
Luther Burbank Corp. (a)	500	4,460
Macatawa Bank Corp.	600	5,568
Mercantile Bank Corp.	400	11,048
Merchants Bancorp	550	14,069
Meridian Corp.	200	1,960
Metrocity Bankshares, Inc.	300	5,367
Metropolitan Bank Holding Corp. (a)	1,800	62,514
Mid Penn Bancorp, Inc.	400	8,832
Midland States Bancorp, Inc.	800	15,928
MidWestOne Financial Group, Inc.	200	4,274
NBT Bancorp, Inc.	100	3,185
Northeast Bank	100	4,167
Northrim BanCorp, Inc.	400	15,732
OceanFirst Financial Corp.	1,700	26,554
OFG Bancorp	2,600	67,808
Old Second Bancorp, Inc.	2,300	30,038
OP Bancorp	200	1,686
Origin Bancorp, Inc.	100	2,930
Pacific Premier Bancorp, Inc.	200	4,136
PCB Bancorp	500	7,355
Peapack Gladstone Financial Corp.	26,346	713,450
Peoples Bancorp, Inc.	1,000	26,550
Pinnacle Financial Partners, Inc.	65,177	3,692,277
PNC Financial Services Group, Inc.	40,161	5,058,278
Preferred Bank	400	21,996
Premier Financial Corp.	100	1,602

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Primis Financial Corp.	700	$5,894
Provident Bancorp, Inc.	600	4,968
QCR Holdings, Inc.	200	8,206
RBB Bancorp	400	4,776
Renasant Corp.	1,300	33,969
Riverview Bancorp, Inc.	200	1,008
S&T Bancorp, Inc.	500	13,595
Seacoast Banking Corp. of Florida	333,209	7,363,919
Shore Bancshares, Inc.	800	9,248
Sierra Bancorp	700	11,879
SmartFinancial, Inc.	300	6,453
South Plains Financial, Inc.	500	11,255
Southern First Bancshares, Inc. (a)	200	4,950
Southern Missouri Bancorp, Inc.	400	15,380
Southside Bancshares, Inc.	700	18,312
Stock Yards Bancorp, Inc.	400	18,148
Synovus Financial Corp.	248,806	7,526,381
Territorial Bancorp, Inc.	100	1,228
Texas Capital Bancshares, Inc. (a)	58,770	3,026,655
Third Coast Bancshares, Inc. (a)	100	1,587
Trico Bancshares	700	23,240
Triumph Financial, Inc. (a)	600	36,432
TrustCo Bank Corp.	520	14,877
Trustmark Corp.	800	16,896
Univest Financial Corp.	1,000	18,080
US Bancorp	1,100	36,344
USCB Financial Holdings, Inc. (a)	200	2,040
Washington Trust Bancorp, Inc.	500	13,405
Wells Fargo & Co.	132,356	5,648,954
West BanCorp, Inc.	300	5,523
Westamerica BanCorp	1,700	65,110
Western Alliance Bancorp	400	14,588
Western New England Bancorp, Inc.	400	2,336
Wintrust Financial Corp.	70,022	5,084,998
Zions Bancorp NA (b)	33,700	905,182

		78,287,047

Biotechnology & Pharmaceuticals — 0.0%
Omthera Pharmaceutical, Inc. (a),(c)	700	0
Strongbridge Biopharma PLC (a),(c)	5,000	0

		0

Consumer Discretionary Products — 0.4%
ACCO Brands Corp.	9,900	51,579
Acushnet Holdings Corp.	2,700	147,636
Aeva Technologies, Inc. (a)	8,400	10,500
American Outdoor Brands, Inc. (a)	500	4,340
Arhaus, Inc. (a)	4,200	43,806
Beazer Homes USA, Inc. (a)	3,100	87,699
Caesarstone Ltd.	1,500	7,860
Camping World Holdings, Inc., Class A	2,500	75,250
Charles & Colvard Ltd. (a)	1,200	1,146
Cooper-Standard Holdings, Inc. (a)	2,600	37,076
Crocs, Inc. (a)	10,400	1,169,376
Culp, Inc. (a)	200	994
Dana, Inc.	5,300	90,100
Delta Apparel, Inc. (a)	300	3,144
Escalade, Inc.	200	2,670
Ford Motor Co.	643,300	9,733,129
Forestar Group, Inc. (a)	1,500	33,825
Fossil Group, Inc. (a)	10,400	26,728
Gentherm, Inc. (a)	300	16,953

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Griffon Corp.	6,300	$253,890
HNI Corp.	1,134	31,956
Hooker Furnishings Corp.	700	13,062
Interface, Inc.	5,500	48,345
JAKKS Pacific, Inc. (a)	1,700	33,949
Johnson Outdoors, Inc., Class A	300	18,435
Lakeland Industries, Inc.	200	2,878
Landsea Homes Corp. (a)	588	5,492
Malibu Boats, Inc., Class A (a)	100	5,866
Masterbrand, Inc. (a)	8,900	103,507
MasterCraft Boat Holdings, Inc. (a)	2,000	61,300
Methode Electronics, Inc.	300	10,056
Miller Industries, Inc.	300	10,641
MillerKnoll, Inc.	500	7,390
Motorcar Parts of America, Inc. (a)	200	1,548
Nautilus, Inc. (a)	3,600	4,392
NIKE, Inc., Class B (b)	51,800	5,717,166
Peloton Interactive, Inc., Class A (a)	84,000	645,960
Scotts Miracle-Gro Co.	100	6,269
Standard Motor Products, Inc.	800	30,016
Steelcase, Inc., Class A	5,800	44,718
Superior Group of Cos., Inc.	200	1,868
Superior Industries International, Inc. (a)	1,300	4,680
Toll Brothers, Inc.	1,000	79,070
TRI Pointe Homes, Inc. (a)	800	26,288
Tupperware Brands Corp. (a)	11,100	8,880
Twin Vee PowerCats Co. (a)	200	424
Urban Outfitters, Inc. (a)	11,600	384,308
Westport Fuel Systems, Inc. (a)	900	6,930

		19,113,095

Consumer Discretionary Services — 0.4%
2U, Inc. (a)	10,600	42,718
Allied Gaming & Entertainment, Inc. (a)	800	840
American Public Education, Inc. (a)	1,800	8,532
BJ’s Restaurants, Inc. (a)	4,000	127,200
Bluegreen Vacations Holding Corp.	600	21,390
Bowlero Corp. (a)	24,000	279,360
Carnival Corp. (a)	101,600	1,913,128
Carriage Services, Inc.	900	29,223
Carrols Restaurant Group, Inc. (a)	2,300	11,592
Cava Group, Inc. (a)	11,229	459,827
Century Casinos, Inc. (a)	700	4,970
Cheesecake Factory, Inc. (The)	200	6,916
Chegg, Inc. (a)	29,800	264,624
Chuy’s Holdings, Inc. (a)	800	32,656
Coursera, Inc. (a)	4,900	63,798
Cracker Barrel Old Country Store, Inc.	100	9,318
Denny’s Corp. (a)	6,300	77,616
Dine Brands Global, Inc.	1,500	87,045
DraftKings, Inc., Class A (a)	105,570	2,804,995
El Pollo Loco Holdings, Inc.	2,400	21,048
Everi Holdings, Inc. (a)	11,000	159,060
Fiesta Restaurant Group, Inc. (a)	400	3,176
First Watch Restaurant Group, Inc. (a)	1,400	23,660
Full House Resorts, Inc. (a)	600	4,020
GAN Ltd. (a)	4,000	6,560
Golden Entertainment, Inc. (a)	1,000	41,800
International Game Technology PLC	15,800	503,862
Kura Sushi USA, Inc., Class A (a)	200	18,590
Laureate Education, Inc.	100	1,209
Lincoln Educational Services Corp. (a)	1,000	6,740

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Lindblad Expeditions Holdings, Inc. (a)	500	$5,440
Live Nation Entertainment, Inc. (a),(b)	800	72,888
Madison Square Garden Sports Corp.	1,000	188,050
Marcus Corp.	4,600	68,218
McDonald’s Corp.	22,200	6,624,702
Micromobility.com, Inc. (a)	16	2
Monarch Casino & Resort, Inc.	400	28,180
Noodles & Co. (a)	900	3,042
Norwegian Cruise Line Holdings Ltd. (a)	45,200	984,004
ONE Group Hospitality, Inc. (The) (a)	1,500	10,980
OneSpaWorld Holdings Ltd. (a)	6,000	72,600
Playa Hotels & Resorts NV (a)	20,000	162,800
Portillo’s, Inc., Class A (a)	4,400	99,132
Potbelly Corp. (a)	500	4,390
Red Robin Gourmet Burgers, Inc. (a)	4,000	55,320
Royal Caribbean Cruises Ltd. (a),(b)	6,844	709,997
Shake Shack, Inc., Class A (a)	5,400	419,688
Universal Technical Institute, Inc. (a)	1,500	10,365
Wendy’s Co.	10,900	237,075
Wingstop, Inc.	2,800	560,448
WW International, Inc. (a)	19,600	131,712
Wynn Resorts Ltd.	1,000	105,610
Xponential Fitness, Inc., Class A (a)	4,100	70,725

		17,660,841

Consumer Staple Products — 0.3%
AquaBounty Technologies, Inc. (a)	6,400	2,272
Canopy Growth Corp. (a)	100	39
Celsius Holdings, Inc. (a)	1,100	164,109
Clorox Co. (The)	8,700	1,383,648
Colgate-Palmolive Co.	1,000	77,040
Duckhorn Portfolio, Inc. (The) (a)	3,200	41,504
elf Beauty, Inc. (a)	1,100	125,653
Fresh Del Monte Produce, Inc.	1,300	33,423
Hain Celestial Group, Inc. (a)	300	3,753
Hershey Co. (b)	100	24,970
J M Smucker Co.	5,300	782,651
Kenvue, Inc. (a)	259,116	6,845,845
Kimberly-Clark Corp.	12,200	1,684,332
Limoneira Co.	700	10,892
MGP Ingredients, Inc.	500	53,140
Molson Coors Beverage Co., Class B	2,900	190,936
Mondelez International, Inc., Class A (b)	9,566	697,744
Monster Beverage Corp. (a)	6,500	373,360
National Beverage Corp. (a)	200	9,670
Nature’s Sunshine Products, Inc. (a)	400	5,460
Olaplex Holdings, Inc. (a)	46,500	172,980
Primo Water Corp.	100	1,254
Quanex Building Products Corp.	600	16,110
Tejon Ranch Co. (a)	500	8,605
Tootsie Roll Industries, Inc.	300	10,623
Universal Corp.	400	19,976
Vita Coco Co., Inc. (The) (a)	4,100	110,167
Vital Farms, Inc. (a)	600	7,194

		12,857,350

Financial Services — 2.3%
ACRES Commercial Realty Corp. (a)	233	2,060
Air Lease Corp.	600	25,110
Alpha Partners Technology Merger Corp., Class A (a),(b)	500,001	5,200,010
AltC Acquisition Corp., Class A (a),(b)	357,143	3,725,002
Ares Acquisition Corp. II (a)	120,092	1,230,943

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ares Capital Corp.	1,900	$35,701
Arlington Asset Investment Corp., Class A (a)	1,200	5,556
ARYA Sciences Acquisition Corp., Class A (a),(b)	147,703	1,528,726
AssetMark Financial Holdings, Inc. (a)	1,000	29,660
Atlanticus Holdings Corp. (a)	200	8,402
Avantax, Inc. (a)	800	17,904
Bain Capital Specialty Finance, Inc.	400	5,404
Bank of New York Mellon Corp.	76,521	3,406,715
BGC Partners, Inc., Class A	16,400	72,652
Bilander Acquisition Corp., Class A (a),(b)	365,048	3,705,237
BlackRock Capital Investment Corp.	4,481	14,698
BlackRock TCP Capital Corp.	4,400	48,004
Brightsphere Investment Group, Inc.	141,082	2,955,668
BrightSpire Capital, Inc.	8,400	56,532
Burford Capital Ltd.	100	1,218
Carlyle Secured Lending, Inc.	3,600	52,416
Cboe Global Markets, Inc.	64,985	8,968,580
Charles Schwab Corp. (b)	228,719	12,963,793
Cherry Hill Mortgage Investment Corp.	100	483
Chicago Atlantic Real Estate Finance, Inc.	2,200	33,330
Churchill Capital Corp., Class A (a),(b)	461,695	4,758,755
CME Group, Inc.	12,300	2,279,067
Coinbase Global, Inc., Class A (a)	17,200	1,230,660
Compass Digital Acquisition Corp. (a),(b)	375,018	3,896,437
Consumer Portfolio Services, Inc. (a)	400	4,668
Corsair Partnering Corp., Class A (a),(b)	375,000	3,885,000
Credit Acceptance Corp. (a)	200	101,586
Crescent Capital BDC, Inc.	2,200	33,308
Ellington Residential Mortgage REIT	1,900	13,699
Enact Holdings, Inc.	500	12,565
EZCORP, Inc., Class A (a)	9,200	77,096
FG Acquisition Corp., Class A (a),(b)	189,198	1,871,168
Fidus Investment Corp.	1,600	31,360
First Western Financial, Inc. (a)	43,153	802,646
Flywire Corp. (a)	5,500	170,720
Forum Merger IV Corp., Class A (a),(b)	120,000	1,231,200
FTAI Aviation Ltd.	4,100	129,806
GATX Corp.	900	115,866
GCM Grosvenor, Inc., Class A	41,790	315,097
Gladstone Capital Corp.	3,200	31,232
Gladstone Investment Corp.	2,400	31,296
Golub Capital BDC, Inc.	900	12,150
Granite Point Mortgage Trust, Inc.	7,300	38,690
Great Ajax Corp.	1,000	6,130
Greenhill & Co., Inc.	1,200	17,580
Growth For Good Acquisition Corp. (a),(b)	378,000	3,946,320
Hamilton Lane, Inc., Class A	300	23,994
International Money Express, Inc. (a)	100	2,453
Investcorp India Acquisition Corp., Class A (a),(b)	162,382	1,738,299
Jaguar Global Growth Corp., Class A (a),(b)	214,600	2,266,176
Janus Henderson Group PLC	4,300	117,175
Learn CW Investment Corp., Class A (a),(b)	398,000	4,171,040
LendingClub Corp. (a)	24,600	239,850
LendingTree, Inc. (a)	3,200	70,752
Medallion Financial Corp.	900	7,119
MidCap Financial Investment Corp.	3,700	46,472
Monroe Capital Corp.	1,100	8,998
Nasdaq, Inc.	55,200	2,751,720
New Mountain Finance Corp.	4,000	49,760
Oaktree Specialty Lending Corp.	1,631	31,690
Ocwen Financial Corp. (a)	294	8,811
OFS Capital Corp.	700	6,923

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Oppenheimer Holdings, Inc., Class A	700	$28,126
Oxford Square Capital Corp.	7,800	20,670
PennantPark Floating Rate Capital Ltd.	12,400	132,060
PennantPark Investment Corp.	5,400	31,806
Piper Sandler Cos.	8,661	1,119,521
Plum Acquisition Corp. I, Class A (a),(b)	125,000	1,315,000
Portage Fintech Acquisition Corp., Class A (a),(b)	500,001	5,195,010
Portman Ridge Finance Corp.	200	3,970
Regional Management Corp.	200	6,100
Robinhood Markets, Inc., Class A (a)	80,000	798,400
Runway Growth Finance Corp.	2,000	24,700
Safeguard Scientifics, Inc. (a)	200	330
Saratoga Investment Corp.	1,200	32,388
SilverBox Corp. III (a)	70,034	711,686
Silvercrest Asset Management Group, Inc., Class A	300	6,075
Sixth Street Specialty Lending, Inc.	3,300	61,677
SoFi Technologies, Inc. (a)	182,600	1,522,884
Sprott, Inc.	200	6,480
Stellus Capital Investment Corp., Class C	3,800	53,466
Stewart Information Services Corp.	400	16,456
Stifel Financial Corp.	7,470	445,735
StoneX Group, Inc. (a)	900	74,772
SuRo Capital Corp. (a)	1,769	5,652
TPG RE Finance Trust, Inc.	2,100	15,561
TPG, Inc.	19,467	569,604
Tradeweb Markets, Inc., Class A	1,700	116,416
Trinity Capital, Inc.	2,600	34,476
TriplePoint Venture Growth BDC Corp., Class B	1,400	16,492
Tristar Acquisition I Corp., Class A (a)	87,311	913,710
Victory Capital Holdings, Inc., Class A	13,878	437,712
Waverley Capital Acquisition Corp., Class A (a),(b)	375,000	3,888,750
Westwood Holdings Group, Inc.	100	1,240
WhiteHorse Finance, Inc.	1,100	14,113

		98,300,176

Health Care — 1.5%
10X Genomics, Inc., Class A (a)	300	16,752
23andMe Holding Co., Class A (a)	2,100	3,675
4D Molecular Therapeutics, Inc. (a)	2,300	41,561
89bio, Inc. (a)	16,100	305,095
AbbVie, Inc.	1,000	134,730
AbCellera Biologics, Inc. (a)	9,700	62,662
ACADIA Pharmaceuticals, Inc. (a)	1,300	31,135
Accolade, Inc. (a)	4,300	57,921
Accuray, Inc. (a)	8,600	33,282
Actinium Pharmaceuticals, Inc. (a)	4,014	29,784
Addus HomeCare Corp. (a)	100	9,270
Adicet Bio, Inc. (a)	3,842	9,336
ADMA Biologics, Inc. (a)	43,400	160,146
Adverum Biotechnologies, Inc. (a)	5,900	9,381
Aeglea BioTherapeutics, Inc. (a)	4,200	1,892
Agilent Technologies, Inc.	4,300	517,075
agilon health, Inc. (a)	25,598	443,869
Alaunos Therapeutics, Inc. (a)	12,300	6,273
Aldeyra Therapeutics, Inc. (a)	7,700	64,603
Alector, Inc. (a)	7,800	46,878
Aligos Therapeutics, Inc. (a)	1,500	1,457
Alkermes PLC (a)	18,100	566,530
Allogene Therapeutics, Inc. (a)	26,300	130,711
Alnylam Pharmaceuticals, Inc. (a)	2,700	512,838
Alphatec Holdings, Inc. (a)	15,000	269,700
Alpine Immune Sciences, Inc. (a)	1,500	15,420

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Altimmune, Inc. (a)	12,300	$43,419
ALX Oncology Holdings, Inc. (a)	2,400	18,024
Amedisys, Inc. (a)	900	82,296
American Shared Hospital Services (a)	100	256
Amgen, Inc.	19,800	4,395,996
Amneal Pharmaceuticals, Inc. (a)	4,000	12,400
Amphastar Pharmaceuticals, Inc. (a)	1,100	63,217
AnaptysBio, Inc. (a)	1,800	36,612
AngioDynamics, Inc. (a)	5,100	53,193
ANI Pharmaceuticals, Inc. (a)	600	32,298
Anika Therapeutics, Inc. (a)	900	23,382
Annexon, Inc. (a)	4,600	16,192
Applied Molecular Transport, Inc. (a)	3,200	826
Applied Therapeutics, Inc. (a)	3,200	4,096
Aptose Biosciences, Inc. (a)	6	28
Aravive, Inc. (a)	1,700	2,142
Arcellx, Inc. (a)	2,100	66,402
Ardelyx, Inc. (a)	21,500	72,885
Arrowhead Pharmaceuticals, Inc. (a)	100	3,566
ARS Pharmaceuticals, Inc. (a)	3,900	26,130
Arvinas, Inc. (a)	800	19,856
Assertio Holdings, Inc. (a)	2,450	13,279
Astria Therapeutics, Inc. (a)	2,700	22,491
Atea Pharmaceuticals, Inc. (a)	100	374
Athira Pharma, Inc. (a)	4,100	12,095
ATI Physical Therapy, Inc. (a)	8	73
AtriCure, Inc. (a)	3,800	187,568
aTyr Pharma, Inc. (a)	6,200	13,392
Aurinia Pharmaceuticals, Inc. (a)	12,400	120,032
Avadel Pharmaceuticals PLC, ADR (a)	2,300	37,904
Avanos Medical, Inc. (a)	1,800	46,008
Avid Bioservices, Inc. (a)	1,400	19,558
Avidity Biosciences, Inc. (a)	6,100	67,649
Avita Medical, Inc. (a)	1,600	27,216
Avrobio, Inc. (a)	5,400	5,131
Axogen, Inc. (a)	500	4,565
Axonics, Inc. (a)	3,400	171,598
Baxter International, Inc.	76,100	3,467,116
Bio-Rad Laboratories, Inc., Class A (a)	200	75,824
Bio-Techne Corp.	200	16,326
BioAtla, Inc. (a)	8,700	26,100
BioCryst Pharmaceuticals, Inc. (a)	45,300	318,912
BioMarin Pharmaceutical, Inc. (a)	12,100	1,048,828
BioRestorative Therapies, Inc. (a)	400	1,764
Bioxcel Therapeutics, Inc. (a)	1,100	7,326
Black Diamond Therapeutics, Inc. (a)	200	1,010
Bridgebio Pharma, Inc. (a)	8,100	139,320
Bristol-Myers Squibb Co.	5,200	332,540
Brookdale Senior Living, Inc. (a)	5,309	22,404
C4 Therapeutics, Inc. (a)	11,300	31,075
Cara Therapeutics, Inc. (a)	1,500	4,245
Cardiff Oncology, Inc. (a)	3,600	5,292
CareDx, Inc. (a)	11,000	93,500
Castle Biosciences, Inc. (a)	2,000	27,440
Catalyst Pharmaceuticals, Inc. (a)	16,300	219,072
Celldex Therapeutics, Inc. (a)	1,100	37,323
Century Therapeutics, Inc. (a)	700	2,212
Chinook Therapeutics, Inc. (a)	2,920	112,186
Clearside Biomedical, Inc. (a)	2,100	2,352
Cogent Biosciences, Inc. (a)	1,900	22,496
Cohbar, Inc. (a)	83	236
Collegium Pharmaceutical, Inc. (a)	4,800	103,152

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Community Health Systems, Inc. (a)	34,100	$150,040
Corcept Therapeutics, Inc. (a)	3,100	68,975
CorMedix, Inc. (a)	800	3,172
Corvus Pharmaceuticals, Inc. (a)	3,200	7,328
Crinetics Pharmaceuticals, Inc. (a)	800	14,416
Cue Biopharma, Inc. (a)	1,600	5,840
Cumberland Pharmaceuticals, Inc. (a)	300	441
Curis, Inc. (a)	8,200	6,806
Cutera, Inc. (a)	4,900	74,137
CVRx, Inc. (a)	400	6,176
CVS Health Corp.	104,700	7,237,911
Cymabay Therapeutics, Inc. (a)	22,900	250,755
Cyteir Therapeutics, Inc. (a)	500	1,300
Cytokinetics, Inc. (a)	6,100	198,982
CytomX Therapeutics, Inc. (a)	9,100	15,652
CytoSorbents Corp. (a)	300	1,077
Deciphera Pharmaceuticals, Inc. (a)	7,400	104,192
Denali Therapeutics, Inc. (a)	700	20,657
DermTech, Inc. (a)	900	2,340
Design Therapeutics, Inc. (a)	1,800	11,340
DexCom, Inc. (a)	3,300	424,083
DiaMedica Therapeutics, Inc. (a)	100	432
Disc Medicine, Inc. (a)	600	26,640
Dominari Holdings, Inc. (a)	300	873
Durect Corp. (a)	530	2,623
Dynavax Technologies Corp. (a)	15,300	197,676
Dyne Therapeutics, Inc. (a)	3,700	41,625
Editas Medicine, Inc. (a)	16,800	138,264
Edwards Lifesciences Corp. (a)	24,500	2,311,085
Electromed, Inc. (a)	100	1,071
Eledon Pharmaceuticals, Inc. (a)	300	411
Elevance Health, Inc.	3,300	1,466,157
Emergent BioSolutions, Inc. (a)	12,600	92,610
Enanta Pharmaceuticals, Inc. (a)	900	19,260
Enochian Biosciences, Inc. (a)	1,000	567
enVVeno Medical Corp. (a)	200	616
Erasca, Inc. (a)	11,800	32,568
Esperion Therapeutics, Inc. (a)	17,800	24,742
Essa Pharma, Inc. (a)	1,100	2,970
Establishment Labs Holdings, Inc. (a)	1,900	130,359
Exelixis, Inc. (a)	31,400	600,054
Fate Therapeutics, Inc. (a)	24,500	116,620
Fennec Pharmaceuticals, Inc. (a)	500	4,415
FibroGen, Inc. (a)	12,600	34,020
FONAR Corp. (a)	100	1,710
Forte Biosciences, Inc. (a)	800	832
Fulcrum Therapeutics, Inc. (a)	12,800	42,240
Fusion Pharmaceuticals, Inc. (a)	900	4,212
G1 Therapeutics, Inc. (a)	5,000	12,450
GE HealthCare Technologies, Inc.	1,500	121,860
Gilead Sciences, Inc.	59,400	4,577,958
Globus Medical, Inc., Class A (a)	10,900	648,986
GlycoMimetics, Inc. (a)	6,400	11,136
GoodRx Holdings, Inc., Class A (a)	17,200	94,944
Gossamer Bio, Inc. (a)	23,500	28,200
Graphite Bio, Inc. (a)	2,200	5,720
Guardant Health, Inc. (a)	12,600	451,080
Haemonetics Corp. (a)	3,600	306,504
Halozyme Therapeutics, Inc. (a)	4,000	144,280
Harmony Biosciences Holdings, Inc. (a)	7,000	246,330
Harrow Health, Inc. (a)	5,300	100,912
Harvard Bioscience, Inc. (a)	1,700	9,333

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	600	$182,088
Hologic, Inc. (a)	300	24,291
Hookipa Pharma, Inc. (a)	500	440
Horizon Therapeutics PLC (a),(b)	18,509	1,903,651
iCAD, Inc. (a)	1,800	2,934
Ideaya Biosciences, Inc. (a)	5,000	117,500
Immunic, Inc. (a)	10,600	26,606
ImmunoGen, Inc. (a)	37,800	713,286
Immunovant, Inc. (a)	14,500	275,065
Inari Medical, Inc. (a)	300	17,442
Incyte Corp. (a)	23,600	1,469,100
Infinity Pharmaceuticals, Inc. (a)	1,300	274
InfuSystem Holdings, Inc. (a)	800	7,704
Inhibrx, Inc. (a)	5,000	129,800
Inmode Ltd. (a)	3,600	134,460
Innoviva, Inc. (a)	400	5,092
Inogen, Inc. (a)	1,700	19,635
Inovio Pharmaceuticals, Inc. (a)	8,900	3,974
Inozyme Pharma, Inc. (a)	2,700	15,039
Insmed, Inc. (a)	8,800	185,680
Inspire Medical Systems, Inc. (a)	200	64,928
Instil Bio, Inc. (a)	14,300	7,879
Integra LifeSciences Holdings Corp. (a)	3,600	148,068
Intellia Therapeutics, Inc. (a)	10,500	428,190
Intercept Pharmaceuticals, Inc. (a)	5,400	59,724
Ionis Pharmaceuticals, Inc. (a)	1,100	45,133
Iovance Biotherapeutics, Inc. (a)	28,000	197,120
IQVIA Holdings, Inc. (a)	1,400	314,678
iRadimed Corp.	400	19,096
Ironwood Pharmaceuticals, Inc. (a)	35,200	374,528
Jazz Pharmaceuticals PLC (a)	1,400	173,558
Joint Corp. (The) (a)	1,600	21,600
KalVista Pharmaceuticals, Inc. (a)	2,200	19,800
Karyopharm Therapeutics, Inc. (a)	12,000	21,480
Kezar Life Sciences, Inc. (a)	17,700	43,365
Kodiak Sciences, Inc. (a)	3,600	24,840
Kronos Bio, Inc. (a)	5,900	10,148
Kymera Therapeutics, Inc. (a)	4,500	103,455
Lantern Pharma, Inc. (a)	200	1,128
Lantheus Holdings, Inc. (a)	3,821	320,658
Larimar Therapeutics, Inc. (a)	3,533	11,058
LeMaitre Vascular, Inc.	1,000	67,280
Lipocine, Inc. (a)	218	1,090
Liquidia Corp. (a)	7,400	58,090
LivaNova PLC (a)	3,700	190,291
Lyra Therapeutics, Inc. (a)	200	822
MacroGenics, Inc. (a)	9,100	48,685
Magenta Therapeutics, Inc. (a)	4,300	3,259
MannKind Corp. (a)	33,400	135,938
Maravai LifeSciences Holdings, Inc., Class A (a)	32,900	408,947
Marinus Pharmaceuticals, Inc. (a)	600	6,516
Masimo Corp. (a)	3,100	510,105
Medpace Holdings, Inc. (a)	200	48,034
Medtronic PLC	25,900	2,281,790
Mersana Therapeutics, Inc. (a)	13,400	44,086
Milestone Pharmaceuticals, Inc. (a)	600	1,710
MiMedx Group, Inc. (a)	5,700	37,677
Mirum Pharmaceuticals, Inc. (a)	1,200	31,044
NanoString Technologies, Inc. (a)	11,800	47,790
Natera, Inc. (a)	7,600	369,816
National HealthCare Corp.	300	18,546
Nektar Therapeutics (a)	47,300	27,207

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
NeoGenomics, Inc. (a)	14,800	$237,836
Neoleukin Therapeutics, Inc. (a)	2,700	2,241
Neurocrine Biosciences, Inc. (a)	8,700	820,410
Neuronetics, Inc. (a)	4,300	9,245
Nevro Corp. (a)	8,900	226,238
Nexgel, Inc. (a)	300	753
NextCure, Inc. (a)	1,100	1,980
NGM Biopharmaceuticals, Inc. (a)	6,100	15,799
Nkarta, Inc. (a)	2,800	6,132
NuVasive, Inc. (a)	9,100	378,469
Nuvation Bio, Inc. (a)	11,500	20,700
Ocular Therapeutix, Inc. (a)	7,800	40,248
Olema Pharmaceuticals, Inc. (a)	3,700	33,411
Omeros Corp. (a)	4,700	25,568
Onconova Therapeutics, Inc. (a)	2,133	2,517
Oncternal Therapeutics, Inc. (a)	4,800	1,656
OPKO Health, Inc. (a)	22,301	48,393
Organogenesis Holdings, Inc. (a)	16,500	54,780
ORIC Pharmaceuticals, Inc. (a)	1,000	7,760
Orthofix Medical, Inc. (a)	2,206	39,840
Oscar Health, Inc., Class A (a)	27,100	218,426
Owens & Minor, Inc. (a)	300	5,712
Pacira BioSciences, Inc. (a)	300	12,021
Paratek Pharmaceuticals, Inc. (a)	6,400	14,144
Passage Bio, Inc. (a)	3,200	3,012
PDS Biotechnology Corp. (a)	7,200	36,216
Pennant Group, Inc. (The) (a)	1,900	23,332
Personalis, Inc. (a)	6,000	11,280
PetIQ, Inc. (a)	1,000	15,170
Petros Pharmaceuticals, Inc. (a)	10	20
PhenomeX, Inc. (a)	9,405	4,608
Phibro Animal Health Corp., Class A	1,100	15,070
Pliant Therapeutics, Inc. (a)	5,200	94,224
PMV Pharmaceuticals, Inc. (a)	1,600	10,016
Point Biopharma Global, Inc. (a)	1,700	15,402
Poseida Therapeutics, Inc. (a)	4,500	7,920
Praxis Precision Medicines, Inc. (a)	3,400	3,910
Prelude Therapeutics, Inc. (a)	1,000	4,500
Premier, Inc., Class A	3,500	96,810
Prestige Consumer Healthcare, Inc. (a)	300	17,829
Progyny, Inc. (a)	2,200	86,548
Protagonist Therapeutics, Inc. (a)	9,700	267,914
Protara Therapeutics, Inc. (a)	400	956
PTC Therapeutics, Inc. (a)	6,900	280,623
Pulmonx Corp. (a)	4,200	55,062
Puma Biotechnology, Inc. (a)	5,700	20,121
Quanterix Corp. (a)	5,100	115,005
Quince Therapeutics, Inc. (a)	3,000	4,515
RadNet, Inc. (a)	25,140	820,067
Rain Oncology, Inc. (a)	1,200	1,440
RAPT Therapeutics, Inc. (a)	3,400	63,580
Reata Pharmaceuticals, Inc., Class A (a)	300	30,588
Regeneron Pharmaceuticals, Inc. (a)	4,000	2,874,160
Relmada Therapeutics, Inc. (a)	3,400	8,364
Replimune Group, Inc. (a)	6,000	139,320
ResMed, Inc.	300	65,550
Revance Therapeutics, Inc. (a)	17,500	442,925
REVOLUTION Medicines, Inc. (a)	500	13,375
Revvity, Inc.	100	11,879
Rigel Pharmaceuticals, Inc. (a)	42,400	54,696
Rocket Pharmaceuticals, Inc. (a)	6,900	137,103
Roivant Sciences Ltd. (a)	1,200	12,096

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Royalty Pharma PLC, Class A	3,900	$119,886
RxSight, Inc. (a)	1,000	28,800
Sage Therapeutics, Inc. (a)	900	42,318
Sangamo Therapeutics, Inc. (a)	21,900	28,470
Sarepta Therapeutics, Inc. (a)	22,100	2,530,892
Savara, Inc. (a)	1,100	3,514
Science 37 Holdings, Inc. (a)	400	85
scPharmaceuticals, Inc. (a)	2,200	22,418
Selecta Biosciences, Inc. (a)	7,900	8,848
Sensei Biotherapeutics, Inc. (a)	400	456
Sensus Healthcare, Inc. (a)	1,100	3,465
Shattuck Labs, Inc. (a)	400	1,248
SI-BONE, Inc. (a)	4,900	132,202
Silk Road Medical, Inc. (a)	4,800	155,952
Solid Biosciences, Inc. (a)	173	907
Sotera Health Co. (a)	1,600	30,144
SpringWorks Therapeutics, Inc. (a)	1,800	47,196
Spruce Biosciences, Inc. (a)	3,600	7,740
STAAR Surgical Co. (a)	3,300	173,481
Star Equity Holdings, Inc. (a)	400	420
Stereotaxis, Inc. (a)	3,200	4,896
Supernus Pharmaceuticals, Inc. (a)	4,000	120,240
Surmodics, Inc. (a)	1,100	34,441
Sutro Biopharma, Inc. (a)	6,900	32,085
Syndax Pharmaceuticals, Inc. (a)	3,800	79,534
Syneos Health, Inc. (a)	25,200	1,061,928
Synlogic, Inc. (a)	2,600	1,118
Tactile Systems Technology, Inc. (a)	2,100	52,353
Talaris Therapeutics, Inc. (a)	700	2,128
Tandem Diabetes Care, Inc. (a)	16,100	395,094
Teladoc Health, Inc. (a)	30,100	762,132
Tenaya Therapeutics, Inc. (a)	300	1,761
TG Therapeutics, Inc. (a)	17,000	422,280
Thermo Fisher Scientific, Inc.	100	52,175
Theseus Pharmaceuticals, Inc. (a)	100	933
Travere Therapeutics, Inc. (a)	14,600	224,256
Treace Medical Concepts, Inc. (a)	900	23,022
Twist Bioscience Corp. (a)	1,600	32,736
Ultragenyx Pharmaceutical, Inc. (a)	8,600	396,718
Vanda Pharmaceuticals, Inc. (a)	8,000	52,720
Varex Imaging Corp. (a)	3,300	77,781
Vaxart, Inc. (a)	9,300	6,789
Verastem, Inc. (a)	1,108	8,244
Vericel Corp. (a)	3,300	123,981
Verrica Pharmaceuticals, Inc. (a)	400	2,308
Vertex Pharmaceuticals, Inc. (a)	300	105,573
Viatris, Inc.	38,700	386,226
Viemed Healthcare, Inc. (a)	1,800	17,604
ViewRay, Inc. (a)	9,300	3,275
Viking Therapeutics, Inc. (a)	3,800	61,598
Viridian Therapeutics, Inc. (a)	100	2,379
VYNE Therapeutics, Inc. (a)	34	138
Waters Corp. (a)	100	26,654
XBiotech, Inc. (a)	700	4,158
Xencor, Inc. (a)	3,300	82,401
Y-mAbs Therapeutics, Inc. (a)	4,100	27,839
Zimvie, Inc. (a)	1,200	13,476
Zynerba Pharmaceuticals, Inc. (a)	3,100	1,011

		64,097,271

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Industrial Products — 0.6%
A O Smith Corp.	1,700	$123,726
Advanced Emissions Solutions, Inc. (a)	600	1,116
Albany International Corp., Class A	500	46,640
Allegion PLC	600	72,012
Allied Motion Technologies, Inc.	500	19,970
Allison Transmission Holdings, Inc.	600	33,876
AMETEK, Inc.	4,400	712,272
Archer Aviation, Inc., Class A (a)	5,600	23,072
Argan, Inc.	600	23,646
Art’s-Way Manufacturing Co., Inc. (a)	100	233
Astronics Corp. (a)	1,200	23,832
Atmus Filtration Technologies, Inc. (a)	23,848	523,702
Babcock & Wilcox Enterprises, Inc. (a)	100	590
Barnes Group, Inc.	500	21,095
Bel Fuse, Inc., Class B	600	34,446
Bloom Energy Corp., Class A (a)	39,938	652,986
Boeing Co. (a)	17,500	3,695,300
CECO Environmental Corp. (a)	5,600	74,816
Chase Corp.	100	12,122
CIRCOR International, Inc. (a)	100	5,645
Columbus McKinnon Corp.	1,000	40,650
Commercial Vehicle Group, Inc. (a)	5,300	58,830
CSW Industrials, Inc.	100	16,619
CVD Equipment Corp. (a)	200	1,474
Douglas Dynamics, Inc.	900	26,892
Dover Corp.	600	88,590
Ducommun, Inc. (a)	200	8,714
Emerson Electric Co.	44,800	4,049,472
Energy Recovery, Inc. (a)	3,600	100,620
Enerpac Tool Group Corp.	100	2,700
EnPro Industries, Inc.	400	53,412
Evolv Technologies Holdings, Inc. (a)	100	561
FARO Technologies, Inc. (a)	100	1,620
Federal Signal Corp.	3,200	204,896
Gates Industrial Corp. PLC (a)	19,000	256,120
Generac Holdings, Inc. (a)	3,600	536,868
Gibraltar Industries, Inc. (a)	800	50,336
Gorman-Rupp Co. (The)	700	20,181
HEICO Corp.	1,800	318,492
Helios Technologies, Inc.	100	6,609
Hillman Solutions Corp. (a)	50,847	458,132
Honeywell International, Inc.	22,200	4,606,500
Hurco Cos., Inc.	100	2,165
Hydrofarm Holdings Group, Inc. (a)	7,600	5,943
IDEX Corp.	400	86,104
Insteel Industries, Inc.	400	12,448
Intevac, Inc. (a)	500	1,875
Janus International Group, Inc. (a)	10,100	107,666
Johnson Controls International PLC	46,800	3,188,952
Kaman Corp.	700	17,031
Kennametal, Inc.	1,100	31,229
Kimball Electronics, Inc. (a)	200	5,526
LB Foster Co., Class A (a)	100	1,428
Lennox International, Inc.	100	32,607
Lockheed Martin Corp.	5,700	2,624,166
LSI Industries, Inc.	3,000	37,680
Manitowoc Co., Inc. (The) (a)	5,200	97,916
Mayville Engineering Co., Inc. (a)	900	11,214
NEXTracker, Inc., Class A (a)	28,940	1,152,102
nLight, Inc. (a)	4,400	67,848
NN, Inc. (a)	3,100	7,409
nVent Electric PLC	5,400	279,018
Powell Industries, Inc.	300	18,177

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	2,300	$80,408
Sarcos Technology and Robotics Corp. (a)	1,500	482
Shyft Group, Inc. (The)	2,700	59,562
Spirit AeroSystems Holdings, Inc., Class A	100	2,919
SPX Technologies, Inc. (a)	200	16,994
Standex International Corp.	100	14,147
Stanley Black & Decker, Inc.	2,000	187,420
Stoneridge, Inc. (a)	1,200	22,620
Tennant Co.	200	16,222
Terex Corp.	300	17,949
Thermon Group Holdings, Inc. (a)	2,500	66,500
Titan International, Inc. (a)	4,200	48,216
Tredegar Corp.	200	1,334
Trimble, Inc. (a)	200	10,588
Triumph Group, Inc. (a)	1,100	13,607
TuSimple Holdings, Inc., Class A (a)	42,500	70,550
Wabash National Corp.	4,300	110,252
Xylem, Inc.	2,700	304,074

		25,841,733

Industrial Services — 0.4%
Alarm.com Holdings, Inc. (a)	400	20,672
Alta Equipment Group, Inc.	1,800	31,194
American Airlines Group, Inc. (a)	143,100	2,567,214
API Group Corp. (a)	2,300	62,698
ASGN, Inc. (a)	100	7,563
Avalon Holdings Corp., Class A (a)	200	510
Barrett Business Services, Inc.	400	34,880
BGSF, Inc.	300	2,859
Brady Corp., Class A	100	4,757
BrightView Holdings, Inc. (a)	3,500	25,130
Casella Waste Systems, Inc., Class A (a)	20,746	1,876,476
Concrete Pumping Holdings, Inc. (a)	1,600	12,848
Core & Main, Inc., Class A (a)	36,217	1,135,041
CoreCivic, Inc. (a)	400	3,764
CorVel Corp. (a)	200	38,700
CRA International, Inc.	200	20,400
CSX Corp.	9,800	334,180
Daseke, Inc. (a)	4,600	32,798
DHT Holdings, Inc.	38,800	330,964
Dorian LPG Ltd.	1,800	46,170
DXP Enterprises, Inc. (a)	500	18,205
Emerald Holding, Inc. (a)	100	410
Ennis, Inc.	600	12,228
Enviri Corp. (a)	8,200	80,934
EVI Industries, Inc. (a)	100	2,200
Exponent, Inc.	400	37,328
Fluor Corp. (a)	11,300	334,480
Franklin Covey Co. (a)	700	30,576
Geo Group, Inc. (The) (a)	31,500	225,540
Global Industrial Co.	200	5,554
Great Lakes Dredge & Dock Corp. (a)	4,000	32,640
H&E Equipment Services, Inc.	2,500	114,375
Hackett Group, Inc.	1,900	42,465
Healthcare Services Group, Inc.	1,200	17,916
Heidrick & Struggles International, Inc.	500	13,235
Hudson Technologies, Inc. (a)	2,000	19,240
Huron Consulting Group, Inc. (a)	1,800	152,838
Information Services Group, Inc.	2,300	12,328
Insperity, Inc.	500	59,480
International Seaways, Inc.	7,300	279,152
Jacobs Solutions, Inc.	100	11,889

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
JetBlue Airways Corp. (a)	44,200	$391,612
Kelly Services, Inc., Class A	1,700	29,937
Legalzoom.com, Inc. (a)	1,900	22,952
Limbach Holdings, Inc. (a)	200	4,946
Marten Transport Ltd.	2,699	58,028
Mesa Air Group, Inc. (a)	6,800	17,340
Mistras Group, Inc. (a)	900	6,948
MRC Global, Inc. (a)	8,800	88,616
MYR Group, Inc. (a)	200	27,668
Nordic American Tankers Ltd.	51,100	187,537
Norfolk Southern Corp.	16,100	3,650,836
Orion Group Holdings, Inc. (a)	500	1,405
Overseas Shipholding Group, Inc., Class A (a)	10,800	45,036
PAM Transportation Services, Inc. (a)	100	2,677
Pangaea Logistics Solutions Ltd.	3,500	23,695
Primoris Services Corp.	900	27,423
Radiant Logistics, Inc. (a)	2,800	18,816
Republic Services, Inc.	1,100	168,487
Resources Connection, Inc.	1,500	23,565
RXO, Inc. (a)	800	18,136
Schnitzer Steel Industries, Inc., Class A	300	8,997
SoundThinking, Inc. (a)	300	6,558
Sovos Brands, Inc. (a)	5,500	107,580
SP Plus Corp. (a)	100	3,911
Stericycle, Inc. (a)	1,000	46,440
Sterling Infrastructure, Inc. (a)	3,600	200,880
Sun Country Airlines Holdings, Inc. (a)	200	4,496
Target Hospitality Corp. (a)	10,900	146,278
Teekay Corp. (a)	17,200	103,888
Teekay Tankers Ltd., Class A	7,163	273,841
Titan Machinery, Inc. (a)	2,200	64,900
Transcat, Inc. (a)	300	25,593
TrueBlue, Inc. (a)	1,000	17,710
Tutor Perini Corp. (a)	5,700	40,755
Union Pacific Corp.	21,000	4,297,020
Universal Logistics Holdings, Inc.	600	17,286
US Xpress Enterprises, Inc., Class A (a)	2,000	12,280
Viad Corp. (a)	100	2,688
Wilhelmina International, Inc. (a)	100	380
WillScot Mobile Mini Holdings Corp. (a)	13,900	664,281
World Kinect Corp.	4,800	99,264
Yellow Corp. (a)	12,400	8,540

		19,061,057

Insurance — 0.1%
Brighthouse Financial, Inc. (a)	3,200	151,520
Citizens, Inc. (a)	800	1,928
Corebridge Financial, Inc.	41,726	736,881
eHealth, Inc. (a)	6,900	55,476
Employers Holdings, Inc.	1,300	48,633
F&G Annuities & Life, Inc.	2,300	56,994
Greenlight Capital Re Ltd., Class A (a)	1,800	18,963
HCI Group, Inc.	400	24,712
Heritage Insurance Holdings, Inc.	2,800	10,780
Horace Mann Educators Corp.	1,600	47,456
Jackson Financial, Inc., Class A	13,500	413,235
James River Group Holdings Ltd.	200	3,652
Maiden Holdings Ltd. (a)	100	210
Mercury General Corp.	2,700	81,729
MetLife, Inc.	6,500	367,445
ProAssurance Corp.	2,600	39,234
Prudential Financial, Inc.	2,500	220,550

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Selectquote, Inc. (a)	3,700	$7,215
SiriusPoint Ltd. (a)	5,900	53,277
Skyward Specialty Insurance Group, Inc. (a)	28,017	711,632
Tiptree, Inc.	1,500	22,515
Trupanion, Inc. (a)	5,200	102,336
United Insurance Holdings Corp. (a)	2,000	8,920
Universal Insurance Holdings, Inc.	3,000	46,290
Unum Group	13,500	643,950
W R Berkley Corp.	1,000	59,560

		3,935,093

Materials — 0.1%
AdvanSix, Inc.	500	17,490
Alamos Gold, Inc., Class A	25,200	300,384
Alcoa Corp.	6,700	227,331
American Vanguard Corp.	1,100	19,657
Apogee Enterprises, Inc.	1,400	66,458
AptarGroup, Inc.	300	34,758
B2Gold Corp.	45,600	162,792
Carpenter Technology Corp.	1,700	95,421
Clearwater Paper Corp. (a)	400	12,528
Codexis, Inc. (a)	16,600	46,480
Coeur Mining, Inc. (a)	18,500	52,540
Constellium SE (a)	800	13,760
Eastman Chemical Co.	2,100	175,812
Ecolab, Inc.	2,800	522,732
Ecovyst, Inc. (a)	8,500	97,410
Element Solutions, Inc.	600	11,520
Freeport-McMoRan, Inc.	8,700	348,000
Gatos Silver, Inc. (a)	6,700	25,326
Glatfelter Corp.	8,800	26,576
Gold Royalty Corp.	100	177
Haynes International, Inc.	100	5,082
HB Fuller Co.	2,500	178,775
Innospec, Inc.	400	40,176
Intrepid Potash, Inc. (a)	3,000	68,070
Kinross Gold Corp.	54,800	261,396
LSB Industries, Inc. (a)	9,000	88,650
McEwen Mining, Inc. (a)	3,800	27,322
Myers Industries, Inc.	900	17,487
NACCO Industries, Inc., Class A	100	3,466
New Gold, Inc. (a)	28,100	30,348
Northwest Pipe Co. (a)	500	15,120
O-I Glass, Inc. (a)	4,200	89,586
Park Aerospace Corp.	1,300	17,940
PolyMet Mining Corp. (a)	500	395
Ramaco Resources, Inc., Class A	6,400	54,016
Ranpak Holdings Corp. (a)	6,200	28,024
Rayonier Advanced Materials, Inc. (a)	14,700	62,916
Ryerson Holding Corp.	1,600	69,408
Sherwin-Williams Co. (b)	2,868	761,511
Silvercorp Metals, Inc.	19,900	56,118
SunCoke Energy, Inc.	8,300	65,321
Sylvamo Corp.	3,400	137,530
Tecnoglass, Inc.	3,900	201,474
Ternium SA, ADR	2,100	83,265
TimkenSteel Corp. (a)	4,500	97,065
Trex Co., Inc. (a)	200	13,112
Tronox Holdings PLC, Class A	1,200	15,252
Unifi, Inc. (a)	2,600	20,982
United States Steel Corp.	41,200	1,030,412
Warrior Met Coal, Inc.	6,100	237,595

		6,034,966

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Media — 0.9%
Activision Blizzard, Inc. (a),(b)	8,874	$748,078
Airbnb, Inc., Class A (a)	23,400	2,998,944
Alphabet, Inc., Class A (a),(b)	11,900	1,424,430
Angi, Inc. (a)	15,500	51,150
Boston Omaha Corp., Class A (a)	800	15,056
Bumble, Inc., Class A (a)	5,500	92,290
Clear Channel Outdoor Holdings, Inc. (a)	26,100	35,757
DHI Group, Inc. (a)	2,500	9,575
DISH Network Corp., Class A (a)	4,100	27,019
DoorDash, Inc., Class A (a)	33,800	2,582,996
Electronic Arts, Inc.	10,400	1,348,880
Eventbrite, Inc., Class A (a)	20,500	195,775
Fiverr International Ltd. (a)	5,200	135,252
Fluent, Inc. (a)	1,800	1,128
Harte Hanks, Inc. (a)	930	5,096
HealthStream, Inc.	1,100	27,016
IMAX Corp. (a)	6,300	107,037
Liberty Broadband Corp., Class A (a),(b)	1,468	117,044
Liberty Broadband Corp., Class C (b)	5,430	434,997
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b)	16,445	539,561
Liberty Media Corp-Liberty SiriusXM, Class C (a),(b)	25,780	843,779
Lyft, Inc., Class A (a)	73,977	709,439
Magnite, Inc. (a)	5,300	72,345
Marqeta, Inc., Class A (a)	104,700	509,889
Meta Platforms, Inc., Class A (a),(b)	16,140	4,631,857
Netflix, Inc. (a),(b)	2,095	922,827
New York Times Co. (The), Class A	300	11,814
Opendoor Technologies, Inc. (a)	12,600	50,652
OptimizeRx Corp. (a)	2,100	30,009
Pinterest, Inc., Class A (a)	147,600	4,035,384
Quotient Technology, Inc. (a)	7,000	26,880
ROBLOX Corp., Class A (a)	140,100	5,646,030
Roku, Inc. (a)	30,800	1,969,968
Sciplay Corp., Class A (a)	5,300	104,304
Shutterstock, Inc.	4,900	238,483
Snap, Inc., Class A (a),(b)	341,666	4,045,325
Spotify Technology SA (a),(b)	15,700	2,520,635
TechTarget, Inc. (a)	3,400	105,842
Townsquare Media, Inc., Class A	500	5,955
TrueCar, Inc. (a)	3,300	7,458
Uber Technologies, Inc. (a)	20,900	902,253
Upwork, Inc. (a)	28,900	269,926
Urban One, Inc. (a)	300	1,800
VeriSign, Inc. (a)	4,000	903,880
Warner Bros Discovery, Inc. (a),(b)	2,454	30,773
World Wrestling Entertainment, Inc., Class A (b)	2,261	245,251

		39,739,839

Oil & Gas — 0.3%
Atlas Energy Solutions, Inc., Class A	13,638	236,756
Berry Corp.	6,700	46,096
Cheniere Energy, Inc.	16,100	2,452,996
Civeo Corp. (a)	425	8,279
Clean Energy Fuels Corp. (a)	19,200	95,232
Delek US Holdings, Inc.	6,000	143,700
DMC Global, Inc. (a)	800	14,208
Epsilon Energy Ltd.	1,600	8,544
Evolution Petroleum Corp.	4,500	36,315

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
EzFill Holdings, Inc. (a)	50	$117
Forum Energy Technologies, Inc. (a)	900	23,031
Helix Energy Solutions Group, Inc. (a)	34,300	253,134
HF Sinclair Corp.	3,400	151,674
Kodiak Gas Services, Inc. (a)	147,687	2,398,437
Kosmos Energy Ltd. (a)	30,400	182,096
Magnolia Oil & Gas Corp., Class A	11,600	242,440
Mammoth Energy Services, Inc. (a)	3,100	14,973
Matrix Service Co. (a)	1,200	7,068
Murphy Oil Corp.	7,300	279,590
Nabors Industries Ltd. (a)	900	83,727
Natural Gas Services Group, Inc. (a)	400	3,960
Newpark Resources, Inc. (a)	11,600	60,668
North American Construction Group Ltd.	600	11,478
NOW, Inc. (a)	7,500	77,700
Oceaneering International, Inc. (a)	5,500	102,850
Oil States International, Inc. (a)	12,500	93,375
Par Pacific Holdings, Inc. (a)	100	2,661
Patterson-UTI Energy, Inc.	7,300	87,381
PBF Energy, Inc., Class A	18,000	736,920
Permian Resources Corp.	41,300	452,648
Plains GP Holdings LP, Class A	41,000	608,030
Precision Drilling Corp. (a)	800	39,000
ProPetro Holding Corp. (a)	1,600	13,184
Select Water Solutions, Inc., Class A	8,200	66,420
Smart Sand, Inc. (a)	3,400	5,576
Solaris Oilfield Infrastructure, Inc., Class A	2,500	20,825
TETRA Technologies, Inc. (a)	1,800	6,084
Tidewater, Inc. (a)	2,400	133,056
Transocean Ltd. (a)	169,933	1,191,230
Viper Energy Partners LP	1,200	32,196
W&T Offshore, Inc. (a)	20,400	78,948
Weatherford International PLC (a)	11,700	777,114

		11,279,717

Private Equity — 0.0%
Millennium Corp. (a),(b),(c)	60,879	1,400,217

Real Estate — 0.2%
Agree Realty Corp.	3,300	215,787
Alpine Income Property Trust, Inc.	1,400	22,750
American Tower Corp. (b)	5,914	1,146,961
Anywhere Real Estate, Inc. (a)	300	2,004
Chatham Lodging Trust	1,300	12,168
Community Healthcare Trust, Inc.	500	16,510
CTO Realty Growth, Inc.	2,200	37,708
Diversified Healthcare Trust	59,700	134,325
EastGroup Properties, Inc.	300	52,080
Equity Commonwealth	5,500	111,430
eXp World Holdings, Inc.	4,000	81,120
Farmland Partners, Inc.	2,900	35,409
Four Corners Property Trust, Inc.	1,200	30,480
Getty Realty Corp.	3,000	101,460
Gladstone Land Corp.	3,400	55,318
Hersha Hospitality Trust, Class A	5,700	34,713
Industrial Logistics Properties Trust	2,500	8,250
Legacy Housing Corp. (a)	500	11,595
Life Storage, Inc.	800	106,368
McGrath RentCorp	1,300	120,224
Medalist Diversified REIT, Inc.	112	566
NETSTREIT Corp.	500	8,935
Pebblebrook Hotel Trust	3,900	54,366

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Plymouth Industrial REIT, Inc.	2,400	$55,248
Power REIT (a)	200	328
Presidio Property Trust, Inc., Class A	500	451
Rafael Holdings, Inc., Class B (a)	900	1,881
RE/MAX Holdings, Inc., Class A	1,200	23,112
Redfin Corp. (a)	27,700	344,034
Retail Opportunity Investments Corp.	13,600	183,736
RMR Group, Inc. (The), Class A	400	9,268
Ryman Hospitality Properties, Inc.	34,990	3,251,271
SBA Communications Corp. (b)	3,568	826,920
Summit Hotel Properties, Inc.	2,500	16,275
Terreno Realty Corp.	6,500	390,650
UMH Properties, Inc.	300	4,794
Universal Health Realty Income Trust	300	14,274
Wheeler Real Estate Investment Trust, Inc. (a)	200	123
Xenia Hotels & Resorts, Inc.	100	1,231

		7,524,123

Renewable Energy — 0.1%
Broadwind, Inc. (a)	1,200	4,584
Eneti, Inc.	3,790	45,897
FutureFuel Corp.	2,800	24,780
Maxeon Solar Technologies Ltd. (a)	8,500	239,360
SolarEdge Technologies, Inc. (a),(b)	6,402	1,722,458
SunPower Corp. (a),(b)	100	980
TPI Composites, Inc. (a)	5,300	54,961

		2,093,020

Retail & Wholesale - Discretionary — 0.3%
1-800-Flowers.com, Inc., Class A (a)	3,000	23,400
Abercrombie & Fitch Co., Class A (a)	3,500	131,880
Advance Auto Parts, Inc.	1,900	133,570
Allbirds, Inc., Class A (a)	22,000	27,720
Aspen Aerogels, Inc. (a)	3,100	24,459
Avis Budget Group, Inc. (a)	4,000	914,680
Barnes & Noble Education, Inc. (a)	1,400	1,764
Bassett Furniture Industries, Inc.	400	6,016
Best Buy Co., Inc. (b)	344	28,191
BlueLinx Holdings, Inc. (a)	1,500	140,670
Build-A-Bear Workshop, Inc.	600	12,852
Burlington Stores, Inc. (a),(b)	466	73,344
Carvana Co. (a)	26,500	686,880
Cato Corp., Class A	1,300	10,439
Chewy, Inc., Class A (a)	29,000	1,144,630
Chico’s FAS, Inc. (a)	10,900	58,315
Children’s Place, Inc. (a)	3,100	71,951
Conn’s, Inc. (a)	4,300	15,910
Destination XL Group, Inc. (a)	12,800	62,720
Dick’s Sporting Goods, Inc.	1,700	224,723
Etsy, Inc. (a)	30,400	2,572,144
G-III Apparel Group Ltd. (a)	4,500	86,715
Gaia, Inc. (a)	600	1,386
Gap, Inc.	12,700	113,411
Guess?, Inc.	3,000	58,350
Haverty Furniture Cos., Inc.	1,700	51,374
La-Z-Boy, Inc.	2,300	65,872
Liquidity Services, Inc. (a)	1,600	26,400
Monro, Inc.	1,200	48,756
Nordstrom, Inc.	600	12,282
Overstock.com, Inc. (a)	9,800	319,186
PC Connection, Inc.	100	4,510
Petco Health & Wellness Co., Inc. (a)	16,400	145,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
PetMed Express, Inc.	4,000	$55,160
Qurate Retail, Inc., Class A (a)	94,900	93,932
Revolve Group, Inc. (a)	7,700	126,280
RH (a),(b)	856	282,129
Rush Enterprises, Inc., Class A	2,300	139,702
Savers Value Village, Inc. (a)	21,482	509,123
ScanSource, Inc. (a)	200	5,912
Shoe Carnival, Inc.	1,200	28,176
Solo Brands, Inc., Class A (a)	400	2,264
Sonic Automotive, Inc., Class A	100	4,767
Stitch Fix, Inc., Class A (a)	22,000	84,700
TJX Cos., Inc. (b)	10,814	916,919
Vera Bradley, Inc. (a)	4,800	30,672
Veritiv Corp.	200	25,122
Warby Parker, Inc., Class A (a)	1,600	18,704
Wayfair, Inc., Class A (a)	21,600	1,404,216

		11,028,238

Retail & Wholesale - Staples — 0.1%
Arko Corp.	500	3,975
Hims & Hers Health, Inc. (a)	13,300	125,020
Laird Superfood, Inc. (a)	400	318
Natural Grocers by Vitamin Cottage, Inc., Class C	700	8,582
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,600	92,688
PriceSmart, Inc.	400	29,624
Rite Aid Corp. (a)	8,800	13,288
SpartanNash Co.	2,100	47,271
Target Corp.	10,500	1,384,950
Village Super Market, Inc., Class A	200	4,564
Walmart, Inc. (b)	11,983	1,883,488
Weis Markets, Inc.	1,600	102,736

		3,696,504

Software & Technology Services — 2.4%
8x8, Inc. (a)	500	2,115
ACI Worldwide, Inc. (a)	192,023	4,449,173
Agilysys, Inc. (a)	900	61,776
Altair Engineering, Inc., Class A (a)	1,000	75,840
American Software, Inc., Class A	2,100	22,071
Appian Corp., Class A (a)	100	4,760
Asana, Inc., Class A (a)	19,400	427,576
Asure Software, Inc. (a)	4,400	53,504
Atlassian Corp., Class A (a)	7,800	1,308,918
Autodesk, Inc. (a)	9,100	1,861,951
Automatic Data Processing, Inc.	15,600	3,428,724
AvidXchange Holdings, Inc. (a)	221,443	2,298,578
Bandwidth, Inc., Class A (a)	5,400	73,872
BigCommerce Holdings, Inc., Series 1 (a)	4,600	45,770
Brightcove, Inc. (a)	3,200	12,832
Calix, Inc. (a)	1,500	74,865
Cardlytics, Inc. (a)	5,700	36,024
Cass Information Systems, Inc.	400	15,512
Cerence, Inc. (a)	4,100	119,843
Clear Secure, Inc., Class A	4,300	99,631
Clearwater Analytics Holdings, Inc., Class A (a)	50,083	794,817
Cloudflare, Inc., Class A (a)	27,000	1,764,990
CommVault Systems, Inc. (a)	1,800	130,716
CompoSecure, Inc. (a)	3,200	21,952
Computer Programs & Systems, Inc. (a)	600	14,814
comScore, Inc. (a)	4,300	3,483
Conduent, Inc. (a)	3,100	10,540
Confluent, Inc., Class A (a)	7,100	250,701

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc., Class A (a)	22,600	$3,319,262
CSG Systems International, Inc.	1,100	58,014
Datadog, Inc., Class A (a)	8,700	855,906
Definitive Healthcare Corp. (a)	2,300	25,300
Descartes Systems Group, Inc. (a)	300	24,033
Digi International, Inc. (a)	1,900	74,841
Digimarc Corp. (a)	1,100	32,384
DigitalOcean Holdings, Inc. (a)	11,200	449,568
DocuSign, Inc. (a)	50,500	2,580,045
Domo, Inc., Class B (a)	3,500	51,310
Donnelley Financial Solutions, Inc. (a)	700	31,871
DoubleVerify Holdings, Inc. (a)	1,200	46,704
Duolingo, Inc. (a)	7,900	1,129,226
Dynatrace, Inc. (a)	31,700	1,631,599
Ebix, Inc.	2,500	63,000
eGain Corp. (a)	900	6,741
Enfusion, Inc., Class A (a)	1,700	19,074
EngageSmart, Inc. (a)	4,500	85,905
Everbridge, Inc. (a)	600	16,140
Evertec, Inc.	800	29,464
ExlService Holdings, Inc. (a)	1,200	181,272
Expensify, Inc., Class A (a)	300	2,394
FactSet Research Systems, Inc.	2,200	881,430
Fastly, Inc., Class A (a)	31,700	499,909
Fidelity National Information Services, Inc.	39,054	2,136,254
Forrester Research, Inc. (a)	600	17,454
Fortinet, Inc. (a)	37,200	2,811,948
Gartner, Inc. (a)	3,600	1,261,116
Global Payments, Inc.	16,965	1,671,392
Green Dot Corp., Class A (a)	4,300	80,582
Grid Dynamics Holdings, Inc. (a)	2,600	24,050
HashiCorp, Inc., Class A (a)	300	7,854
Health Catalyst, Inc. (a)	7,400	92,500
HubSpot, Inc. (a)	200	106,418
IBEX Holdings Ltd. (a)	600	12,738
ICF International, Inc.	400	49,756
Immersion Corp.	6,700	47,436
Informatica, Inc., Class A (a)	200	3,700
Intapp, Inc. (a)	14,100	590,931
Integral Ad Science Holding Corp. (a)	9,000	161,820
IonQ, Inc. (a)	1,400	18,942
Jamf Holding Corp. (a)	1,700	33,184
Kubient, Inc. (a)	300	165
Limelight Networks, Inc. (a)	12,600	8,492
LivePerson, Inc. (a)	19,700	89,044
LiveRamp Holdings, Inc. (a)	5,900	168,504
Manhattan Associates, Inc. (a)	2,700	539,676
Mitek Systems, Inc. (a)	2,100	22,764
Model N, Inc. (a)	4,000	141,440
Monday.com Ltd. (a)	11,900	2,037,518
Moneylion, Inc. (a)	13	156
MongoDB, Inc. (a)	2,100	863,079
MSCI, Inc.	2,200	1,032,438
NetSol Technologies, Inc. (a)	200	472
New Relic, Inc. (a)	1,500	98,160
NextGen Healthcare, Inc. (a)	4,600	74,612
Nutanix, Inc., Class A (a)	9,800	274,890
ON24, Inc.	800	6,496
Open Lending Corp., Class A (a)	13,500	141,885
Outset Medical, Inc. (a)	3,700	80,919
Palantir Technologies, Inc., Class A (a)	77,800	1,192,674
Palo Alto Networks, Inc. (a)	20,900	5,340,159

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	4,600	$514,602
Paycom Software, Inc.	1,700	546,108
Paylocity Holding Corp. (a)	4,800	885,744
Paymentus Holdings, Inc., Class A (a)	300	3,168
Payoneer Global, Inc. (a)	51,900	249,639
PayPal Holdings, Inc. (a)	132,900	8,868,417
Paysafe Ltd. (a)	675	6,811
PDF Solutions, Inc. (a)	1,800	81,180
Pegasystems, Inc.	300	14,790
PFSweb, Inc.	700	3,164
Phreesia, Inc. (a)	3,300	102,333
PowerSchool Holdings, Inc., Class A (a)	2,500	47,850
Progress Software Corp.	100	5,810
PROS Holdings, Inc. (a)	700	21,560
Q2 Holdings, Inc. (a)	147,872	4,569,245
Qualys, Inc. (a)	3,200	413,344
Rackspace Technology, Inc. (a)	4,300	11,696
Rapid7, Inc. (a)	1,700	76,976
Red Violet, Inc. (a)	200	4,114
Repay Holdings Corp. (a)	18,737	146,711
Rimini Street, Inc. (a)	5,300	25,387
Sabre Corp. (a)	22,600	72,094
Samsara, Inc., Class A (a)	42,000	1,163,820
SecureWorks Corp., Class A (a)	800	5,784
SEMrush Holdings, Inc., Class A (a)	2,800	26,796
Shopify, Inc., Class A (a)	49,500	3,197,700
Smartsheet, Inc., Class A (a)	2,600	99,476
Snowflake, Inc., Class A (a)	9,200	1,619,016
SolarWinds Corp. (a)	5,100	52,326
Splunk, Inc. (a)	200	21,218
Sprinklr, Inc., Class A (a)	1,300	17,979
Sprout Social, Inc., Class A (a)	4,300	198,488
SPS Commerce, Inc. (a)	300	57,618
Squarespace, Inc., Class A (a)	9,500	299,630
Tabula Rasa HealthCare, Inc. (a)	3,100	25,575
Telos Corp. (a)	5,100	13,056
Tenable Holdings, Inc. (a)	5,900	256,945
Teradata Corp. (a)	5,200	277,732
TTEC Holdings, Inc.	1,500	50,760
Twilio, Inc., Class A (a)	10,200	648,924
UiPath, Inc., Class A (a)	34,000	563,380
Unisys Corp. (a)	16,600	66,068
Unity Software, Inc. (a),(b)	22,100	959,582
Upland Software, Inc. (a)	4,500	16,200
Varonis Systems, Inc. (a)	14,400	383,760
Veeva Systems, Inc., Class A (a)	900	177,957
Veradigm, Inc. (a)	12,700	160,020
Verisk Analytics, Inc.	9,000	2,034,270
Vertex, Inc., Class A (a)	1,900	37,050
Vimeo, Inc. (a)	35,900	147,908
VirnetX Holding Corp.	3,000	1,395
Visa, Inc., Class A	41,900	9,950,412
VMware, Inc., Class A (a)	14,500	2,083,505
Weave Communications, Inc. (a)	2,300	25,553
Workiva, Inc. (a)	3,700	376,142
Yext, Inc. (a)	13,100	148,161
Zedge, Inc., Class B (a)	800	1,792
Zoom Video Communications, Inc., Class A (a)	61,000	4,140,680
Zscaler, Inc. (a)	31,100	4,549,930
Zuora, Inc., Class A (a)	14,800	162,356

		101,492,065

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — 0.5%
3D Systems Corp. (a)	200	$1,986
A10 Networks, Inc.	7,400	107,966
ACM Research, Inc., Class A (a)	400	5,232
Airgain, Inc. (a)	300	1,620
Alpha & Omega Semiconductor Ltd. (a)	2,200	72,160
Ambarella, Inc. (a)	6,600	552,222
Amtech Systems, Inc. (a)	500	4,780
Applied Optoelectronics, Inc. (a)	2,300	13,708
Arlo Technologies, Inc. (a)	5,300	57,823
Aviat Networks, Inc. (a)	900	30,033
AXT, Inc. (a)	2,500	8,600
Benchmark Electronics, Inc.	2,100	54,243
CalAmp Corp. (a)	3,300	3,498
Cambium Networks Corp. (a)	1,200	18,264
Casa Systems, Inc. (a)	1,600	1,952
Celestica, Inc. (a)	8,500	123,250
CEVA, Inc. (a)	500	12,775
Comtech Telecommunications Corp.	1,400	12,796
Daktronics, Inc. (a)	2,400	15,360
EMCORE Corp. (a)	6,500	4,892
Everspin Technologies, Inc. (a)	900	8,289
Extreme Networks, Inc. (a)	9,100	237,055
F5, Inc. (a)	100	14,626
FormFactor, Inc. (a)	4,300	147,146
GLOBALFOUNDRIES, Inc. (a)	8,346	538,984
GoPro, Inc., Class A (a)	24,600	101,844
Harmonic, Inc. (a)	16,700	270,039
Hewlett Packard Enterprise Co.	27,900	468,720
Identiv, Inc. (a)	1,400	11,774
Impinj, Inc. (a)	4,800	430,320
Infinera Corp. (a)	29,800	143,934
Inseego Corp. (a)	4,100	2,639
Intellicheck, Inc. (a)	700	1,729
InterDigital, Inc.	1,200	115,860
inTEST Corp. (a)	1,000	26,260
IPG Photonics Corp. (a)	2,200	298,804
Kopin Corp. (a)	9,500	20,425
Lumentum Holdings, Inc. (a)	7,800	442,494
Luna Innovations, Inc. (a)	700	6,384
MaxLinear, Inc. (a)	6,700	211,452
Micron Technology, Inc.	53,700	3,389,007
Navitas Semiconductor Corp. (a)	800	8,432
NCR Corp. (a)	3,309	83,387
NetApp, Inc.	400	30,560
NETGEAR, Inc. (a)	1,900	26,904
NVIDIA Corp.	23,300	9,856,366
Photronics, Inc. (a)	6,700	172,793
Pixelworks, Inc. (a)	5,200	8,996
PlayAGS, Inc. (a)	8,800	49,720
Plexus Corp. (a)	300	29,472
Pure Storage, Inc., Class A (a)	12,900	474,978
Ribbon Communications, Inc. (a)	2,900	8,091
Semtech Corp. (a)	8,200	208,772
SiTime Corp. (a)	2,500	294,925
SkyWater Technology, Inc. (a)	1,700	16,014
Skyworks Solutions, Inc.	2,400	265,656
SMART Global Holdings, Inc. (a)	1,000	29,010
Stratasys Ltd. (a)	4,900	87,024
Synaptics, Inc. (a)	5,800	495,204
Teledyne Technologies, Inc. (a)	300	123,333
TESSCO Technologies, Inc. (a)	200	1,790

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Universal Electronics, Inc. (a)	2,600	$25,012
Veeco Instruments, Inc. (a)	4,030	103,490
Vicor Corp. (a)	1,200	64,800
Vishay Precision Group, Inc. (a)	800	29,720
VOXX International Corp. (a)	100	1,248
Wolfspeed, Inc. (a)	2,800	155,652
Xerox Holdings Corp.	10,400	154,856

		20,797,150

Telecommunications — 0.1%
AST SpaceMobile, Inc. (a)	25,850	121,495
EchoStar Corp., Class A (a)	1,600	27,744
Globalstar, Inc. (a)	22,900	24,732
Gogo, Inc. (a)	6,500	110,565
IDT Corp., Class B (a)	800	20,680
Lumen Technologies, Inc.	251,000	567,260
NII Holdings, Inc. (a),(c)	50,677	13,176
Ooma, Inc. (a)	2,000	29,940
Spok Holdings, Inc.	4,300	57,147
T-Mobile US, Inc. (b)	13,978	1,941,544

		2,914,283

Utilities — 0.0%
Consolidated Water Co., Ltd.	400	9,692
PNM Resources, Inc.	8,400	378,840
TransAlta Corp.	1,300	12,168
Unitil Corp.	200	10,142
York Water Co. (The)	400	16,508

		427,350

Total North America		547,581,135

Oceania — 0.0%
Industrial Products — 0.0%
Cenntro Electric Group Ltd. (a)	14	4

Total Oceania		4

South America — 0.0%
Banking — 0.0%
Bancolombia SA, ADR	900	24,012
Grupo Supervielle SA, ADR (a)	200	622
NU Holdings Ltd., A Shares (a)	26,000	205,140

		229,774

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	18,263	187,196

Consumer Staple Products — 0.0%
BRF SA, ADR (a)	5,100	9,690

Materials — 0.0%
Loma Negra Cia Industrial Argentina SA, ADR	800	5,440

Oil & Gas — 0.0%
Gran Tierra Energy, Inc. (a)	3,190	15,663

Retail & Wholesale - Staples — 0.0%
Cia Brasileira de Distribuicao, ADR (a)	3,400	13,090

Software & Technology Services — 0.0%
Dlocal Ltd. (a)	3,600	43,938
Pagseguro Digital Ltd., Class A (a)	900	8,496
StoneCo Ltd., Class A (a)	73,300	933,842
VTEX, Class A (a)	6,500	31,200

		1,017,476

Total South America		1,478,329

TOTAL COMMON STOCK (COST $552,428,839)		568,382,244

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.2%
North America — 0.2%
Consumer Discretionary Services — 0.0%
Journey Group PLC (a),(b),(c)	15,330	$1,573,121

Financial Services — 0.1%
ATI EQUITY (a),(b),(c)	3,039	2,735,100

Retail & Wholesale - Discretionary — 0.1%
Guitar Center, Inc. (a),(b),(c)	38,645	4,779,227

Total North America		9,087,448

TOTAL PREFERRED STOCK (COST $8,825,537)		9,087,448

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.1%
North America — 4.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-AG1, Class M2, 1 mo. USD LIBOR + .69%, 5.84%, 08/25/35 (b),(e)	$763,230	597,318
Series 2006-ASP6, Class A2C, 1 mo. USD LIBOR + .32%, 5.47%, 12/25/36 (b),(e)	2,523,937	824,754
AIMCO CLO, Series 2015-AA, Class DR2, 3 mo. USD LIBOR + 3.05%, 8.31%, 10/17/34 (b),(e),(f)	1,700,000	1,625,457
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.88%, 12/25/60 (b),(e),(f)	762,000	530,588
Allegro CLO XI Ltd., Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.95%, 9.22%, 01/19/33 (b),(e),(f)	1,500,000	1,441,398
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 12.36%, 01/21/32 (b),(e),(f)	2,250,000	2,079,346
AMMC CLO Ltd., Series 2021-24A, Class E, 3 mo. USD LIBOR + 6.57%, 11.82%, 01/20/35 (b),(e),(f)	1,000,000	860,463
AMSR Trust, Series 2022-SFR3, Class E1, 4.00%, 10/17/39 (b),(f)	118,000	100,217
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 12.60%, 10/15/32 (b),(e),(f)	250,000	220,782
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 11.50%, 10/20/34 (b),(e),(f)	1,000,000	867,866
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, 3 mo. TSFR + 8.55%, 13.63%, 04/25/35 (b),(e),(f)	1,000,000	959,889
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 12.12%, 07/15/34 (b),(e),(f)	1,500,000	1,306,758
Bain Capital Credit CLO Ltd.,
Series 2022-1A, Class A1, 3 mo. TSFR + 1.32%, 6.30%, 04/18/35 (b),(e),(f)	7,000,000	6,824,797
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 13.71%, 07/18/36 (b),(e),(f)	1,000,000	970,000
Balboa Bay Loan Funding Ltd.,
Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 11.41%, 07/20/34 (b),(e),(f)	1,000,000	852,734
Series 2023-1A, Class D, 3 mo. TSFR + 5.5%, 10.38%, 04/20/35 (b),(e),(f)	1,000,000	1,002,441
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(f)	312,000	252,988
Barings CLO Ltd.,
Series 2018-4A, Class D, 3 mo. USD LIBOR + 2.90%, 8.16%, 10/15/30 (b),(e),(f)	1,000,000	945,868
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 12.04%, 04/15/36 (b),(e),(f)	500,000	426,322
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 11.51%, 07/15/34 (b),(e),(f)	1,000,000	909,354
BDS 2021-FL7 Ltd., Series 2021-FL7, Class C, 1 mo. USD LIBOR + 1.70%, 6.86%, 06/16/36 (b),(e),(f)	1,000,000	929,441
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 12.45%, 01/20/32 (b),(e),(f)	1,000,000	923,930

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. USD LIBOR + 3.50%, 8.75%, 04/20/34 (b),(e),(f)	$2,000,000	$1,855,308
Series 2016-10A, Class DRR, 3 mo. USD LIBOR + 6.75%, 12.00%, 04/20/34 (b),(e),(f)	1,000,000	906,532
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 12.01%, 07/15/34 (b),(e),(f)	1,000,000	898,837
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 11.96%, 10/15/34 (b),(e),(f)	1,000,000	907,145
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. USD LIBOR + 3.65%, 8.91%, 04/25/34 (b),(e),(f)	1,500,000	1,406,554
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. USD LIBOR + 6.86%, 12.12%, 07/25/34 (b),(e),(f)	1,000,000	892,695
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 11.66%, 04/15/34 (b),(e),(f)	250,000	223,895
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR, 3 mo. TSFR + 1.37%, 6.36%, 04/15/35 (b),(e),(f)	7,250,000	7,132,412
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. USD LIBOR + 3.40%, 8.66%, 10/15/34 (b),(e),(f)	2,000,000	1,847,842
BPCRE 2022-FL2 Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.1%, 8.19%, 01/16/37 (b),(e),(f)	1,000,000	991,365
Series 2022-FL2, Class B, 1 mo. TSFR + 3.8%, 8.89%, 01/16/37 (b),(e),(f)	1,000,000	983,129
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.75%, 07/20/34 (b),(e),(f)	2,000,000	1,721,318
BSPRT 2022-FL9 Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 9.06%, 07/15/39 (b),(e),(f)	1,277,000	1,219,309
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.8%, 10.43%, 01/21/35 (b),(e),(f)	1,000,000	994,296
Carlyle U.S. CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD LIBOR + 3.35%, 8.60%, 04/20/31 (b),(e),(f)	1,500,000	1,439,676
Carlyle US CLO Ltd.,
Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.20%, 8.46%, 07/15/32 (b),(e),(f)	1,500,000	1,415,812
Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 11.50%, 07/20/34 (b),(e),(f)	1,000,000	889,301
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 11.03%, 07/16/31 (b),(e),(f)	2,000,000	1,668,064
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 11.82%, 04/20/32 (b),(e),(f)	2,500,000	2,172,710
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 11.85%, 07/20/34 (b),(e),(f)	1,000,000	867,565
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 11.88%, 07/23/34 (b),(e),(f)	1,500,000	1,326,864
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. USD LIBOR + 3.31%, 8.56%, 04/20/34 (b),(e),(f)	1,000,000	927,711
Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 11.97%, 04/20/34 (b),(e),(f)	1,250,000	1,123,204
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, 3 mo. USD LIBOR + 1.13%, 6.39%, 10/25/34 (b),(e),(f)	8,325,000	8,146,229
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 0.00%, 07/20/36 (b),(e),(f),(g)	1,000,000	980,000
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 12.06%, 10/16/34 (b),(e),(f)	1,000,000	923,577
CoreVest American Finance Trust,
Series 2017-2, Class M, 5.56%, 12/25/27 (b),(e),(f)	1,000,000	893,883
Series 2019-2, Class XA, 2.58%, 06/15/52 (b),(e),(f),(h)	4,033,979	210,247
Series 2019-3, Class XA, 2.20%, 10/15/52 (b),(e),(f),(h)	8,468,474	263,903
Series 2020-1, Class E, 4.83%, 03/15/50 (b),(e),(f)	125,000	104,543
Series 2020-4, Class XB, 2.94%, 12/15/52 (b),(e),(f),(h)	1,000,000	108,147
Series 2020-4, Class XA, 3.98%, 12/15/52 (b),(e),(f),(h)	765,019	79,450
Series 2021-1, Class XA, 3.09%, 04/15/53 (b),(e),(f),(h)	776,746	51,848
Series 2021-2, Class XA, 3.16%, 07/15/54 (b),(e),(f),(h)	820,460	75,161
Countrywide Asset-Backed Certificates Trust, Series 2005-BC4, Class M9, 1 mo. USD LIBOR + 2.62%, 7.78%, 08/25/35 (b),(e)	416,200	239,357
Dryden 92 CLO Ltd., Series 2021- 92A, Class E, 3 mo. USD LIBOR + 6.50%, 11.88%, 11/20/34 (b),(e),(f)	1,269,871	1,101,426

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 11.53%, 08/20/34 (b),(e),(f)	$1,000,000	$835,194
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. USD LIBOR + 3.40%, 8.66%, 01/15/34 (b),(e),(f)	2,500,000	2,397,855
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 6.13%, 11/25/35 (b),(e)	512,000	254,645
FFMLT Trust, Series 2005-FF11, Class M3, 1 mo. USD LIBOR + .93%, 6.08%, 11/25/35 (b),(e)	289,165	241,531
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39 (b),(f)	1,000,000	914,857
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 11.86%, 10/20/34 (b),(e),(f)	1,500,000	1,342,675
FS Rialto Issuer LLC,
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 8.32%, 01/19/39 (b),(e),(f)	1,000,000	962,825
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 8.46%, 06/19/37 (b),(e),(f)	155,000	150,536
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 9.01%, 06/19/37 (b),(e),(f)	1,000,000	975,592
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 11.94%, 04/15/35 (b),(e),(f)	1,000,000	916,620
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 10.03%, 04/15/36 (b),(e),(f)	1,500,000	1,505,392
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.21%, 04/15/36 (b),(e),(f)	2,000,000	1,982,380
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 11.76%, 04/16/34 (b),(e),(f)	500,000	442,491
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 11.10%, 05/16/31 (b),(e),(f)	1,000,000	871,506
Goldentree Loan Management US Clo 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 11.40%, 10/20/34 (b),(e),(f)	1,000,000	905,746
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 8.61%, 04/15/34 (b),(e),(f)	1,000,000	945,481
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.40%, 06/25/34 (b),(i)	293,050	224,940
Series 2006-8, Class 2A3B, 1 mo. USD LIBOR + .56%, 5.71%, 05/25/36 (b),(e)	1,527,000	305,238
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 11.59%, 07/15/34 (b),(e),(f)	1,500,000	1,314,132
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 12.95%, 01/20/33 (b),(e),(f)	1,000,000	914,293
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 11.96%, 04/20/34 (b),(e),(f)	1,500,000	1,319,880
Halseypoint Clo 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 12.24%, 01/30/35 (b),(e),(f)	1,000,000	878,263
Halseypoint CLO 7 Ltd., Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 11.10%, 07/20/36 (b),(e),(f)	1,000,000	990,000
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 12.45%, 10/20/34 (b),(e),(f)	1,500,000	1,342,776
Jamestown CLO XVI Ltd., Series 2021-16A, Class D, 3 mo. USD LIBOR + 3.65%, 8.91%, 07/25/34 (b),(e),(f)	1,000,000	934,348
Lehman XS Trust, Series 2007-9, Class 1A3, 1 mo. USD LIBOR + .60%, 5.75%, 06/25/37 (b),(e)	734,580	656,974
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .32%, 5.47%, 11/25/36 (b),(e)	2,962,690	943,629
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 5.67%, 05/25/36 (b),(e)	6,837,723	2,020,424
Magnetite XXVIII Ltd., Series 2020-28A, Class AR, 3 mo. USD LIBOR + 1.13%, 6.38%, 01/20/35 (b),(e),(f)	10,000,000	9,829,520
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. USD LIBOR + 3.50%, 8.65%, 10/25/37 (b),(e)	706,499	479,165
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. USD LIBOR + ..24%, 5.39%, 10/25/37 (b),(e)	1,514,347	262,292
Series 2006-RM5, Class A2C, 1 mo. USD LIBOR + ..36%, 5.51%, 10/25/37 (b),(e)	2,205,906	385,952
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 8.23%, 06/19/37 (b),(e),(f)	1,213,000	1,182,846
Series 2022-FL9, Class C, 1 mo. TSFR + 3.7%, 8.78%, 06/19/37 (b),(e),(f)	1,000,000	967,676
MF1 Ltd., Series 2021-FL7, Class C, 1 mo. USD LIBOR + 2.05%, 7.21%, 10/16/36 (b),(e),(f)	310,000	290,519
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class E, 3 mo. TSFR + 9.11%, 14.09%, 10/18/33 (b),(e),(f)	1,817,500	1,721,471

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class E, 3 mo. TSFR + 8.66%, 13.72%, 04/18/34 (b),(e),(f)	$1,000,000	$968,633
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.75%, 04/20/31 (b),(e),(f)	1,000,000	899,422
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 11.50%, 10/20/35 (b),(e),(f)	1,000,000	914,928
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 11.62%, 04/15/34 (b),(e),(f)	1,000,000	877,660
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39 (b),(f)	161,000	134,811
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. USD LIBOR + 2.95%, 8.22%, 01/26/34 (b),(e),(f)	1,000,000	925,952
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 11.68%, 07/20/32 (b),(e),(f)	1,000,000	906,652
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 11.85%, 12/02/34 (b),(e),(f)	2,000,000	1,795,524
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 9.63%, 07/20/35 (b),(e),(f)	1,000,000	952,831
Series 2023-28A, Class E, 3 mo. TSFR + 8.4%, 0.00%, 07/16/36 (b),(e),(f),(g)	1,000,000	980,000
Octagon 62 Ltd., Series 2020-1A, Class E, 3 mo. TSFR + 7.75%, 12.31%, 01/20/36 (b),(e),(f)	2,000,000	1,941,218
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 05/08/31 (b),(f)	5,000,000	4,548,905
Palmer Square CLO Ltd., Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 13.03%, 07/20/35 (b),(e),(f)	1,000,000	952,126
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 11.97%, 07/20/32 (b),(e),(f)	666,500	563,492
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 12.45%, 10/20/34 (b),(e),(f)	1,000,000	873,605
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 12.34%, 04/20/35 (b),(e),(f)	1,000,000	860,110
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. USD LIBOR + .98%, 6.13%, 05/25/35 (b),(e)	488,000	257,114
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 11.78%, 05/18/34 (b),(e),(f)	1,000,000	890,186
Point Securitization Trust 2021-1, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(e),(f),(h)	1,000,000	888,462
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 11.71%, 10/15/34 (b),(e),(f)	1,000,000	910,616
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 11.81%, 04/16/32 (b),(e),(f)	1,750,000	1,526,707
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 11.87%, 04/17/34 (b),(e),(f)	500,000	398,606
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(f),(i)	101,000	83,047
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (b),(f)	100,000	81,862
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (b),(f)	100,000	85,425
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (b),(f)	100,000	78,019
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (b),(f)	100,000	82,519
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (b),(f)	100,000	89,842
Series 2022-SFR3, Class E1, 5.20%, 04/17/39 (b),(f)	1,000,000	917,257
Series 2022-SFR3, Class E2, 5.60%, 04/17/39 (b),(f)	1,000,000	921,001
Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (b),(f)	100,000	92,753
Rad CLO 2 Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 11.26%, 10/15/31 (b),(e),(f)	416,667	376,369
Rad CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.76%, 04/15/32 (b),(e),(f)	1,000,000	878,485
Rad CLO Ltd., Series 2023-18A, Class E, 3 mo. TSFR + 8.48%, 13.20%, 04/15/36 (b),(e),(f)	1,000,000	987,543
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. USD LIBOR + 1.28%, 7.07%, 04/25/35 (b),(e)	2,253,000	1,670,516
RASC Trust,
Series 2006-KS1, Class M4, 1 mo. USD LIBOR + .53%, 5.95%, 02/25/36 (b),(e)	322,733	231,853
Series 2006-KS8, Class M1, 1 mo. USD LIBOR + .29%, 5.44%, 10/25/36 (b),(e)	283,747	229,464
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. USD LIBOR + 2.95%, 8.10%, 11/25/36 (b),(e),(f)	100,000	89,812
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 8.70%, 06/25/37 (b),(e),(f)	290,000	280,713
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 6.90%, 12.15%, 01/20/32 (b),(e),(f)	1,500,000	1,337,257
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 11.51%, 07/25/31 (b),(e),(f)	2,250,000	1,804,765

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. USD LIBOR + 3.20%, 8.41%, 07/10/34 (b),(e),(f)	$1,000,000	$913,235
Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 12.16%, 07/10/34 (b),(e),(f)	500,000	432,996
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 11.06%, 04/15/36 (b),(e),(f)	1,000,000	873,971
RR15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.90%, 8.16%, 04/15/36 (b),(e),(f)	1,000,000	921,599
Shackleton CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 12.57%, 07/20/34 (b),(e),(f)	500,000	449,195
Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, 3 mo. USD LIBOR + 3.85%, 9.15%, 04/30/32 (b),(e),(f)	1,500,000	1,419,774
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 11.73%, 07/15/34 (b),(e),(f)	2,400,000	1,915,908
STAR Trust,
Series 2022-SFR3, Class E1, 1 mo. TSFR + 3.2%, 8.28%, 05/17/24 (b),(e),(f)	1,000,000	975,830
Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.7%, 8.78%, 05/17/24 (b),(e),(f)	1,000,000	968,978
Symphony CLO XXIII Ltd., Series 2020-23A, Class DR, 3 mo. USD LIBOR + 3.15%, 8.41%, 01/15/34 (b),(e),(f)	1,000,000	965,985
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 11.68%, 11/18/30 (b),(e),(f)	750,000	689,861
TCW CLO 2020-1 Ltd., Series 2020-1A, Class DRR, 3 mo. USD LIBOR + 3.40%, 8.65%, 04/20/34 (b),(e),(f)	2,000,000	1,807,860
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 11.51%, 07/21/34 (b),(e),(f)	1,000,000	896,352
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 11.60%, 10/20/34 (b),(e),(f)	1,500,000	1,341,234
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 12.07%, 01/25/34 (b),(e),(f)	1,000,000	861,055
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 1 mo. SOFR + 2.15%, 7.22%, 02/15/39 (b),(e),(f)	1,000,000	963,106
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (b),(f),(i)	100,000	79,347
Vibrant CLO XII Ltd., Series 2021-12A, Class C, 3 mo. USD LIBOR + 3.65%, 8.90%, 01/20/34 (b),(e),(f)	1,000,000	935,321
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 12.32%, 07/15/34 (b),(e),(f)	1,500,000	1,325,000
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 7.98%, 04/15/36 (b),(e),(f)	1,000,000	1,000,362
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(f),(i)	124,000	103,012
Voya CLO Ltd.,
Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 11.01%, 10/15/31 (b),(e),(f)	1,500,000	1,244,714
Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.25%, 8.50%, 10/20/34 (b),(e),(f)	1,100,000	1,030,436
Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.35%, 11.61%, 07/15/34 (b),(e),(f)	1,000,000	897,077
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. USD LIBOR + .68%, 5.83%, 05/25/36 (b),(e)	2,991,012	2,567,861

Total North America		174,917,821

TOTAL ASSET-BACKED SECURITIES (COST $184,569,406)		174,917,821

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b)	3,418,000	2,956,479

Total North America		2,956,479

TOTAL CONVERTIBLE BONDS (COST $3,418,000)		2,956,479

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
BANK DEBT — 4.0%
Europe — 0.3%
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA,
2022 USD Exit Term Loan, 10.65%, 09/30/27 (b),(e)	$1,732,886	$1,300,531
2022 USD Term Loan, 10.40%, 09/30/27 (b),(e)	12,312,107	9,227,062

		10,527,593

Travel & Lodging — 0.1%
TCG AcquisitionCo BV 2023 EUR Term Loan B, 8.478%, 09/14/28 (b),(c),(e)	3,646,477	3,720,400

Total Europe		14,247,993

North America — 3.1%
Apparel & Textile Products — 0.0%
Mad Engine Global LLC Term Loan, 12.538%, 07/15/27 (b),(e)	1,523,506	1,068,998

Consumer Discretionary Services — 0.4%
HB Acquisitions LLC 2022 AUD Term Loan, 10.615%, 02/15/25 (b),(c),(e)	21,079,817	13,761,477
Journey Beyond AUD Term Loan, 10.101%, 02/15/25 (b),(c),(e)	5,791,944	3,858,305

		17,619,782

Consumer Finance — 0.1%
Curo Group Holdings Corp. Term Loan, 6.000%, 08/02/27 (b),(e)	3,723,672	3,559,830

Consumer Products — 0.1%
Revlon Intermediate Holdings IV LLC 2023 Exit Term Loan, 11.954%, 05/02/28 (b),(e),(j)	3,404,727	3,245,420

Entertainment Resources — 0.2%
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 8.73%, 03/08/24 (b),(e)	10,510,681	9,734,257
2017 2nd Lien Term Loan, 12.73%, 09/06/24 (b),(e)	498,312	371,656

		10,105,913

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. SOFR CME + 3.75%, 8.95%, 09/05/25 (b),(e)	4,284,941	3,988,551

Exploration & Production — 0.1%
Par Petroleum LLC 2023 Term Loan B, 9.614%, 02/28/30 (b),(e)	4,335,384	4,255,917

Financial Services — 0.0%
Indy US Bidco LLC, 2023 6th Amendment Incremental Term Loan, 6.25%, 03/06/28 (b),(e),(j)	558,941	527,735

Food & Beverage — 0.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.967%, 10/01/25 (b),(e)	2,326,658	2,131,382
City Brewing Company LLC, Closing Date Term Loan, 1 mo. USD LIBOR, 3.50%, 04/05/28 (b),(c),(e),(j)	60,850	39,248
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD LIBOR, 3.69%, 05/23/25 (b),(e),(j)	1,208,095	1,059,270

		3,229,900

Hardware — 0.0%
Atlas CC Acquisition Corp.,
Term Loan B, 9.78%, 05/25/28 (b),(e)	905,108	783,625
Term Loan C, 9.78%, 05/25/28 (b),(e)	184,100	159,390

		943,015

Health Care — 0.0%
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan, 9.193%, 12/18/28 (b),(e)	59,345	50,246

Health Care Facilities & Services — 0.1%
Covetrus, Inc. Term Loan, 10.242%, 10/13/29 (b),(e)	1,081,112	1,004,537
Women’s Care Enterprises LLC 2nd Lien Term Loan, 8.250%, 01/12/29 (b),(c),(e)	1,663,627	1,414,083

		2,418,620

Health Care Facilities & Services — 0.2%
MED ParentCo LP 1st Lien Term Loan, 9.467%, 08/31/26 (b),(e)	703,453	651,010
Team Health Holdings, Inc.,
1st Lien Term Loan, 7.94%, 02/06/24 (b),(e)	2,622,016	2,306,561
2022 Term Loan B, 10.35%, 03/02/27 (b),(e)	3,126,350	2,138,423
U.S. Renal Care, Inc. 2019 Term Loan B, 10.188%, 06/26/26 (b),(e)	2,475,186	1,111,780

		6,207,774

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Home Improvement — 0.1%
Stitch Aquisition Corp. Term Loan B, 12.288%, 07/28/28 (b),(e)	$1,542,545	$1,141,484
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 4.25%, 10/30/27 (b),(e)	873,422	767,886
Term Loan B, 8.47%, 10/30/27 (b),(e)	707,058	619,177

		2,528,547

Industrial Other — 0.2%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 9.472%, 06/21/24 (b),(e)	8,004,342	7,892,602
PECF USS Intermediate Holding III Corp. Term Loan B, 9.523%, 12/15/28 (b),(e)	1,211,890	987,690
QualTek USA LLC, 2018 1st Lien Term Loan, 0.00%, 07/18/25 (b),(c),(e)	7,555,021	736,614

		9,616,906

Industrial Services — 0.0%
TKC Holdings, Inc., 2022 PIK Toggle Holdco Term Loan, 0.00%, 02/15/27 (b),(c),(e)	3,831,149	1,130,189

Machinery Manufacturing — 0.4%
Arcline FM Holdings LLC 2021 2nd Lien Term Loan, 13.779%, 06/23/29 (b),(c),(e)	4,416,711	4,019,207
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 12.04%, 05/21/29 (b),(c),(e)	1,122,432	1,038,249
2021 USD 2nd Lien Term Loan, 11.54%, 05/21/29 (b),(c),(e)	11,545,028	10,679,151
Titan Acquisition Ltd. 2018 Term Loan B, 3.000%, 03/28/25 (b),(e)	320,130	311,993

		16,048,600

Property & Casualty Insurance — 0.1%
Asurion LLC,
2020 Term Loan B8, 8.79%, 12/23/26 (b),(e)	1,987,278	1,910,768
2021 2nd Lien Term Loan B3, 10.35%, 01/31/28 (b),(e)	172,993	146,721
2021 Second Lien Term Loan B4, 10.40%, 01/20/29 (b),(e)	1,795,888	1,501,811

		3,559,300

Publishing & Broadcasting — 0.2%
A-L Parent LLC 2016 1st Lien Term Loan, 8.770%, 12/01/23 (b),(e)	11,707,052	9,054,117

Refining & Marketing — 0.1%
Gulf Finance LLC,
2021 Term Loan, 1 mo. SOFR CME + 6.75%, 11.97%, 08/25/26 (b),(e)	2,689,077	2,607,652
2021 Term Loan, 1 mo. SOFR CME + 6.75%, 11.97%, 08/25/26 (b),(e)	2,703,970	2,622,094

		5,229,746

Retail - Consumer Discretionary — 0.0%
Michaels Companies, Inc. 2021 Term Loan B, 9.754%, 04/15/28 (b),(e)	1,093,569	965,895

Software & Services — 0.2%
Castle US Holding Corp. USD Term Loan B, 8.967%, 01/29/27 (b),(e)	242,255	176,543
Cloud Software Group, Inc. 2022 USD Term Loan A, 9.498%, 09/29/28 (b),(e)	2,594,112	2,422,252
Constant Contact, Inc.,
Second Lien Term Loan, 12.70%, 02/12/29 (b),(c),(e)	3,619,479	3,004,167
Term Loan, 9.20%, 02/10/28 (b),(e)	114,742	109,220
CoreLogic, Inc. Term Loan, 8.750%, 06/02/28 (b),(e)	294,388	265,391
Magenta Buyer LLC,
2021 USD 1st Lien Term Loan, 10.03%, 07/27/28 (b),(e)	1,211,887	908,407
2022 Incremental Term Loan, 12.00%, 07/27/28 (b),(e),(j)	472,244	382,518
Nielsen Consumer, Inc. 2023 USD Fifth Amendment Incremental Term Loan, 11.353%, 03/06/28 (b),(e)	270,915	255,790

		7,524,288

Software & Technology Services — 0.3%
Cuppa Bidco BV GBP Term Loan B2, 10.035%, 07/30/29 (b),(e)	2,122,116	2,376,177
Qualtek Buyer LLC,
2023 PIK DIP Term Loan, SOFR CME + 1.00%, 1.00%, 08/22/23 (b),(c),(e)	404,479	404,884
2023 Term Loan, 17.07%, 03/01/28 (b),(c),(e),(j)	3,420,630	3,424,050
Amendment No. 3 Term Loan, 0.00%, 07/18/25 (b),(c),(e),(j)	5,453,155	4,291,633

		10,496,744

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Travel & Lodging — 0.1%
Hornblower Sub LLC,
2020 Repriced Term Loan B, 10.48%, 04/27/25 (b),(e)	$10,429,876		$4,875,967
2020 Super Priority Term Loan, 13.45%, 11/10/25 (b),(e)	321,386		318,172

			5,194,139

Waste & Environmental Services & Equipment — 0.0%
Gopher Resource LLC 1st Lien Term Loan, 8.981%, 03/06/25 (b),(e)	2,270,171		1,853,027

Total North America			130,423,199

South America — 0.6%
Consumer Discretionary Services — 0.3%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (b),(c)	2,485,904		2,480,932
Fixed Term Loan, 9.50%, 12/23/22 (b),(c)	5,801,119		5,789,517
McLaren Racing Ltd., GBP Term Loan, 0.00%, 12/31/35 (b),(c),(e)	2,150,814	GBP	2,905,750

			11,176,199

Health Care — 0.0%
New Millennium HoldCo, Inc. 2020 Term Loan, 5.653%, 05/01/25 (b),(c),(e)	$1,989,064		1,979,118

Health Care Facilities & Services — 0.1%
Gordian Medical, Inc. Term Loan B, 11.754%, 01/31/27 (b),(e),(j)	5,750,293		3,938,951

Materials — 0.0%
Samarco Mineracao SA,
Fixed Rate Term Loan 2, 2.17%, 08/31/22 (b)	730,380		418,143
Term Loan, 0.00%, 12/31/22 (b),(e)	719,110		411,690

			829,833

Media — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 12.77%, 10/15/24 (b),(c),(e)	327,140		101,741

Mining — 0.2%
Samarco Mineracao SA, Fixed Rate Term Loan, 0.00%, 08/30/24 (b)	11,623,127		6,654,240

Travel & Lodging — 0.0%
Hornblower Sub LLC 2021 Incremental Term Loan, 13.443%, 11/10/25 (b),(e),(j)	450,372		445,868

Total South America			25,125,950

TOTAL BANK DEBT (COST $199,205,643)			169,797,142

CORPORATE BONDS & NOTES — 11.4%
Africa — 0.3%
Chemicals — 0.3%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	3,856,000		3,403,047
5.88%, 03/27/24 (b)	6,960,000		6,866,999

			10,270,046

Utilities — 0.0%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28 (b),(d),(h)	1,339,000		1,245,377

Total Africa			11,515,423

Asia — 1.7%
Chemicals — 0.1%
GC Treasury Center Co., Ltd.,
MTN, 4.30%, 03/18/51 (b),(d)	1,056,000		771,377
MTN, 5.20%, 03/30/52 (b),(d)	3,614,000		3,061,617

			3,832,994

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Financial Services — 0.5%
Gaci First Investment Co.,
5.13%, 02/14/53 (b),(d)	$7,645,000		$6,851,831
5.38%, 10/13/22 (b),(d)	8,459,000		7,592,426
Huarong Finance 2017 Co., Ltd.,
MTN, 4.25%, 11/07/27 (b),(d)	949,000		787,642
MTN, 4.95%, 11/07/47 (b),(d)	1,330,000		880,448
Huarong Finance 2019 Co., Ltd.,
5 year CMT + 6.98%, 4.25%, 12/31/99 (b),(d),(e),(k)	207,000		173,880
MTN, 3.38%, 02/24/30 (b),(d)	1,141,000		861,056
MTN, 3.63%, 09/30/30 (b),(d)	825,000		622,522
MTN, 3.88%, 11/13/29 (b),(d)	410,000		315,069
MTN, 4.50%, 05/29/29 (b),(d)	1,893,000		1,512,053

			19,596,927

Internet Media — 0.4%
Prosus NV,
2.09%, 01/19/30 (b),(d)	1,913,000	EUR	1,628,224
3.26%, 01/19/27 (b),(d)	$3,158,000		2,854,150
3.68%, 01/21/30 (b),(d)	1,179,000		1,000,877
3.83%, 02/08/51 (b),(d)	12,791,000		7,858,510
4.19%, 01/19/32 (b),(d)	1,151,000		969,250
MTN, 3.06%, 07/13/31 (b),(d)	1,867,000		1,459,632
MTN, 4.03%, 08/03/50 (b),(d)	2,834,000		1,780,652

			17,551,295

Metals & Mining — 0.5%
Freeport Indonesia PT,
6.20%, 04/14/52 (b),(d)	3,865,000		3,483,756
MTN, 4.76%, 04/14/27 (b),(d)	2,926,000		2,824,071
MTN, 5.32%, 04/14/32 (b),(d)	9,997,000		9,428,036
Indonesia Asahan Aluminium Persero PT,
4.75%, 05/15/25 (b),(d)	986,000		959,891
6.76%, 11/15/48 (b),(d)	3,012,000		2,936,691

			19,632,445

Power Generation — 0.0%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(d)	607,918		545,607

Real Estate — 0.0%
Scenery Journey Ltd.,
11.50%, 10/24/22 (b),(d)	3,901,000		265,057
12.00%, 10/24/23 (b),(d)	400,000		27,179
13.00%, 11/06/22 (b),(d)	800,000		53,892

			346,128

Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (b),(d)	274,000		173,679
MTN, 5.38%, 11/20/48 (b),(d)	1,970,000		1,704,010

			1,877,689

Renewable Energy — 0.0%
SK Battery America, Inc., 2.13%, 01/26/26 (b),(d)	1,820,000		1,598,690

Transportation & Logistics — 0.0%
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/31 (b),(d)	2,152,000		1,505,585

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Utilities — 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.88%, 07/17/29 (b),(d)	$728,000		$668,595
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara,
6.25%, 01/25/49 (b),(d)	512,000		503,337
MTN, 4.00%, 06/30/50 (d)	1,113,000		795,219
MTN, 4.38%, 02/05/50 (d)	1,000,000		751,412
MTN, 5.25%, 05/15/47 (b),(d)	3,345,000		2,926,345

			5,644,908

Total Asia			72,132,268

Europe — 1.2%
Automobiles Manufacturing — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (b),(f)	7,817,000		7,888,197
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(f)	2,523,000		2,144,550

			10,032,747

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (b),(d)	1,147,000	GBP	1,380,359

Food & Beverage — 0.2%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 9.10%, 04/30/27 (b),(e),(f)	3,404,000	EUR	3,304,000
MHP Lux SA,
6.25%, 09/19/29 (b),(f)	$689,000		358,280
6.95%, 04/03/26 (b),(d)	2,657,000		1,471,000
MHP SE, 7.750%, 05/10/24 (b),(d),(f)	2,813,000		1,912,840

			7,046,120

Pharmaceuticals — 0.1%
Kevlar SpA, 6.50%, 09/01/29 (b),(f)	1,810,000		1,543,025

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.,
3.63%, 10/29/29 (b),(d)	1,111,000	EUR	988,056
4.88%, 04/29/32 (b),(d)	1,120,000	GBP	1,067,799
Sagax Euro Mtn NL BV, MTN, 1.00%, 05/17/29 (b),(d)	1,495,000	EUR	1,156,274
VGP NV,
1.63%, 01/17/27 (b),(d)	400,000	EUR	351,400
2.25%, 01/17/30 (b),(d)	200,000	EUR	155,562

			3,719,091

Restaurants — 0.3%
Stonegate Pub Co. Financing 2019 PLC, 8.250%, 07/31/25 (b),(d),(f)	$11,588,000		13,459,941

Supermarkets — 0.2%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (b),(d)	4,487,000	GBP	4,758,282
Iceland Bondco PLC, 4.63%, 03/15/25 (b),(d)	3,389,000	GBP	4,088,826

			8,847,108

Transportation & Logistics — 0.1%
Heathrow Finance PLC,
3.88%, 03/01/27 (b),(d),(i)	1,862,000	GBP	2,015,921
4.13%, 09/01/29 (b),(d),(i)	1,530,000	GBP	1,571,481

			3,587,402

Total Europe			49,615,793

Middle East — 0.3%
Banks — 0.2%
Bank Leumi Le-Israel BM, 5 year CMT + 3.47%, 7.13%, 07/18/33 (b),(d),(e)	$3,094,000		3,054,972
Commercial Bank of Dubai PSC, MTN, 5.32%, 06/14/28 (b),(d)	1,606,000		1,597,007

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Israel Discount Bank Ltd., 5.38%, 01/26/28 (b),(d)	$5,157,000	$5,075,643

		9,727,622

Utilities — 0.1%
Israel Electric Corp., Ltd., Series 6, 5.00%, 11/12/24 (b),(d)	2,614,000	2,585,507

Total Middle East		12,313,129

North America — 6.7%
Automobiles Manufacturing — 0.1%
Hyundai Capital America, 5.68%, 06/26/28 (b),(d)	3,849,000	3,818,191
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 6 mo. USD LIBOR + 5.63%, 10.93%, 10/15/26 (b),(e),(f)	2,031,000	1,968,762

		5,786,953

Banks — 0.0%
BBVA Bancomer SA, 5 year CMT + 4.66%, 8.45%, 06/29/38 (b),(d),(e)	1,600,000	1,601,600

Chemicals — 0.1%
GPD Cos., Inc., 10.13%, 04/01/26 (b),(f)	2,354,000	2,165,657
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(f)	3,342,000	2,738,101

		4,903,758

Commercial Finance — 0.1%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (b),(f)	5,286,000	5,459,229

Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(f)	14,015,000	5,290,662
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(f)	3,699,000	3,303,947

		8,594,609

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (b),(f)	11,259,000	9,966,805

Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(f)	6,816,000	5,998,307
10.50%, 05/15/29 (b),(f)	7,991,000	6,073,160

		12,071,467

Containers & Packaging — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(f)	1,978,000	1,654,103
10.50%, 07/15/27 (b),(f)	268,000	257,298
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(f)	6,760,000	6,239,493

		8,150,894

Financial Services — 0.1%
Charles Schwab Corp. (The), Series I, 5 year CMT + 3.17%, 4.00%, 12/31/99 (b),(e),(k)	3,526,000	2,865,757
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (b),(f)	522,000	512,658
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(c),(l)	436,000	120,990

		3,499,405

Health Care Facilities & Services — 0.3%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(f)	5,577,000	3,673,960
Akumin, Inc., 7.00%, 11/01/25 (b),(f)	3,344,000	2,733,720
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(f)	11,840,000	6,280,614
U.S. Renal Care, Inc., 10.63%, 07/15/27 (b),(f)	3,352,000	838,000

		13,526,294

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Home Improvement — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (b),(f)	$4,137,000	$4,012,255
16.50%, 10/15/28 (b),(f)	2,967,000	2,610,960

		6,623,215

Integrated Oils — 0.4%
Petroleos Mexicanos,
5.63%, 01/23/46 (b)	245,000	140,679
6.35%, 02/12/48 (b)	1,543,000	933,243
6.38%, 01/23/45 (b)	1,024,000	628,939
6.50%, 06/02/41 (b)	1,168,000	741,581
6.63%, 06/15/38 (b)	1,375,000	918,071
6.75%, 09/21/47 (b)	2,835,000	1,780,162
6.95%, 01/28/60 (b)	3,111,000	1,940,093
7.69%, 01/23/50 (b)	16,377,000	11,100,888

		18,183,656

Machinery Manufacturing — 0.2%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(f)	5,930,000	5,396,300
Titan Acquisition Ltd., 7.75%, 04/15/26 (b),(f)	739,000	670,643

		6,066,943

Medical Equipment & Devices Manufacturing — 0.6%
Medline Borrower LP, 5.25%, 10/01/29 (f)	27,176,000	23,580,591

Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (b),(f)	2,704,000	2,710,760

Pipeline — 0.4%
Martin Midstream Partners LP, 11.50%, 02/15/28 (b),(f)	19,152,000	18,475,934

Property & Casualty Insurance — 0.1%
Acrisure LLC, 6.00%, 08/01/29 (b),(f)	1,427,000	1,235,520
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(f)	5,023,873	4,632,123

		5,867,643

Publishing & Broadcasting — 0.2%
Cengage Learning, Inc., 9.50%, 06/15/24 (b),(f)	12,000	12,031
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (b),(f)	1,967,000	1,455,533
7.75%, 04/15/28 (b),(f)	1,155,000	906,675
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(f)	5,302,000	4,525,310

		6,899,549

Real Estate — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	1,300,000	1,094,053
Kennedy-Wilson, Inc.,
4.75%, 03/01/29 - 02/01/30 (b)	1,474,000	1,123,352
5.00%, 03/01/31 (b)	557,000	416,862
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(f)	1,219,000	1,050,534
5.88%, 10/01/28 (b),(f)	1,146,000	1,051,455
XHR LP, 4.88%, 06/01/29 (b),(f)	168,000	144,060

		4,880,316

Refining & Marketing — 0.7%
Calumet Specialty Products Partners LP, 8.13%, 01/15/27 (f)	18,500,000	17,713,585
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(f)	335,000	335,000
CITGO Petroleum Corp., 7.00%, 06/15/25 (b),(f)	437,000	428,806
Petroleos del Peru SA, 5.63%, 06/19/47 (b),(d)	18,200,000	11,738,779

		30,216,170

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(f)	$7,346,000	$4,756,535

Retail - Consumer Discretionary — 0.2%
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (b),(f)	2,534,000	2,359,285
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(f)	878,000	709,371
7.88%, 05/01/29 (b),(f)	5,359,000	3,610,841
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b),(f)	158,000	156,986

		6,836,483

Software & Services — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b),(f)	4,864,000	4,093,737
Cloud Software Group, Inc., 6.50%, 03/31/29 (f)	25,964,000	23,117,847
Cloud Software Group, Inc., 9.00%, 09/30/29 (f)	11,040,000	9,642,717
CoreLogic, Inc., 4.50%, 05/01/28 (b),(f)	877,000	707,081

		37,561,382

Transportation & Logistics — 0.5%
Rand Parent LLC, 8.50%, 02/15/30 (b),(f)	23,165,000	20,972,495

Travel & Lodging — 0.3%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29 (b),(f)	136,000	117,377
Travel + Leisure Co., 4.63%, 03/01/30 (b),(f)	187,000	158,249
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(f)	7,888,000	7,250,018
6.25%, 05/15/25 (b),(f)	6,284,000	6,158,320

		13,683,964

Utilities — 0.1%
Comision Federal de Electricidad, 4.88%, 01/15/24 (b),(d)	1,210,000	1,199,412
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29 (b),(f)	4,515,000	3,782,647

		4,982,059

Total North America		285,858,709

South America — 1.2%
Airlines — 0.3%
Azul Investments LLP,
5.88%, 10/26/24 (b),(d),(f)	8,625,000	7,284,372
7.25%, 06/15/26 (b),(d),(f)	2,780,000	2,209,381
Latam Airlines Group SA, 13.38%, 10/15/29 (b),(f)	2,547,000	2,756,101

		12,249,854

Chemicals — 0.1%
Braskem Netherlands Finance BV,
4.50%, 01/10/28 (b),(d)	2,930,000	2,691,578
7.25%, 02/13/33 (b),(d)	1,373,000	1,348,993

		4,040,571

Integrated Oils — 0.7%
Ecopetrol SA, 8.88%, 01/13/33 (b)	1,172,000	1,160,543
Petrobras Global Finance BV,
5.09%, 01/15/30	6,040,000	5,642,843
5.30%, 01/27/25 (b)	5,916,000	5,859,354
6.00%, 01/27/28 (b)	2,124,000	2,120,485
6.50%, 07/03/33 (b)	9,410,000	9,207,685
7.38%, 01/17/27 (b)	5,861,000	6,092,706
8.75%, 05/23/26 (b)	1,669,000	1,798,722

		31,882,338

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile, 3.70%, 01/30/50 (d)	$5,050,000		$3,818,491
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(d),(l)	2,000,000		1,247,438

			5,065,929

Total South America			53,238,692

TOTAL CORPORATE BONDS & NOTES (COST $517,347,804)			484,674,014

SOVEREIGN DEBT — 3.8%
Bahrain Government International Bond, MTN, 6.25%, 01/25/51 (b),(d)	3,914,000		3,077,179
Brazil Government International Bond, 6.00%, 10/20/33 (b)	2,546,000		2,516,800
Brazilian Government International Bond, 4.75%, 01/14/50 (b)	2,834,000		2,081,086
Chile Government International Bond,
4.95%, 01/05/36 (b)	10,040,000		9,905,498
5.33%, 01/05/54 (b)	7,363,000		7,305,721
Colombia Government International Bond,
3.88%, 04/25/27 (b)	2,160,000		1,955,703
4.13%, 02/22/42 - 05/15/51 (b)	14,020,000		8,518,722
4.50%, 03/15/29 (b)	2,777,000		2,429,365
7.38%, 09/18/37 (b)	706,000		669,042
7.50%, 02/02/34 (b)	440,000		430,066
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, 04/15/33 (b),(d)	1,762,575	EUR	1,921,015
Dominican Republic International Bond,
4.88%, 09/23/32 (b),(d)	$2,062,000		1,752,481
5.88%, 01/30/60 (d)	8,000,000		6,179,521
6.00%, 07/19/28 (b),(d)	3,505,000		3,407,305
Ecuador Government International Bond, 1.50%, 07/31/40 (b),(d),(i)	1,760,977		543,261
Egypt Government International Bond,
8.50%, 01/31/47 (b),(d)	557,000		294,597
8.70%, 03/01/49 (b),(d)	797,000		427,852
8.88%, 05/29/50 (b),(d)	820,000		439,717
MTN, 5.88%, 02/16/31 (b),(d)	1,100,000		603,020
MTN, 7.50%, 02/16/61 (b),(d)	8,348,000		4,167,989
MTN, 8.15%, 11/20/59 (b),(d)	1,493,000		770,388
French Republic Government Bond OAT, Series OATE, 0.10%, 03/01/29 (b),(d)	3,559,007	EUR	3,776,635
Guatemala Government Bond, 6.13%, 06/01/50 (d)	$2,000,000		1,832,353
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25 (b),(d)	5,170,000		5,299,250
Hungary Government International Bond,
3.13%, 09/21/51 (b),(d)	6,275,000		3,886,861
6.25%, 09/22/32 (d)	5,000,000		5,120,600
6.75%, 09/25/52 (b),(d)	1,872,000		1,929,002
Indonesia Government International Bond,
5.13%, 01/15/45 (b),(d)	1,093,000		1,085,069
MTN, 5.25%, 01/17/42 (b),(d)	683,000		678,030
Iraq International Bond, 5.800%, 01/15/28 (b),(d),(f)	17,445,625		16,011,943
Ivory Coast Government International Bond,
6.13%, 06/15/33 (d)	1,500,000		1,312,440
6.38%, 03/03/28 (b),(d)	687,000		661,413
Jordan Government International Bond, 7.38%, 10/10/47 (d)	2,000,000		1,720,040
Kazakhstan Government International Bond, MTN, 6.50%, 07/21/45 (b),(d)	1,181,000		1,243,999
Lebanon Government International Bond,
5.80%, 04/14/20 (b),(d),(l)	3,567,000		229,037
MTN, 6.38%, 03/09/20 (b),(l)	28,060,000		1,812,339
MTN, 8.25%, 04/12/21 (b),(d),(l)	3,525,000		226,340
Mexican Udibonos,
Series S, 4.00%, 11/15/40 (b)	15,567,986	MXN	870,232
Series S, 4.50%, 11/22/35 (b)	29,513,718	MXN	1,776,168
Morocco Government International Bond, 4.00%, 12/15/50 (d)	$4,000,000		2,688,000
Nigeria Government International Bond,
MTN, 7.63%, 11/28/47 (b),(d)	1,216,000		860,381
MTN, 8.25%, 09/28/51 (d)	2,000,000		1,490,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
Oman Government International Bond,
6.50%, 03/08/47 (d)	$1,000,000		$930,000
7.00%, 01/25/51 (d)	3,000,000		2,964,576
Panama Government International Bond, 4.50%, 04/16/50	3,000,000		2,319,694
Paraguay Government International Bond, 5.60%, 03/13/48 (d)	3,000,000		2,624,063
Peruvian Government International Bond, 3.30%, 03/11/41 (b)	2,186,000		1,682,477
Republic of Poland Government International Bond,
4.88%, 10/04/33 (b)	825,000		809,292
5.50%, 04/04/53 (b)	2,010,000		2,021,264
Republic of South Africa Government International Bond,
4.85%, 09/30/29 (b)	2,136,000		1,875,835
5.65%, 09/27/47	8,000,000		5,644,448
5.88%, 09/16/25 - 06/22/30 (b)	6,693,000		6,306,783
Romania Government International Bond, 7.63%, 01/17/53 (d)	2,850,000		3,130,024
Romanian Government International Bond,
6.63%, 09/27/29 (b),(d),(m)	2,008,000	EUR	2,271,348
7.13%, 01/17/33 (b),(d)	$1,664,000		1,762,396
Saudi Government International Bond,
4.38%, 04/16/29 (b),(d)	4,306,000		4,188,644
MTN, 5.00%, 01/18/53 (b),(d)	2,736,000		2,531,347
Serbia International Bond, 6.25%, 05/26/28 (b),(d)	4,009,000		3,988,955
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(d)	3,250,000		2,730,000
Vietnam Government International Bond, 4.80%, 11/19/24 (b),(d)	2,488,000		2,439,457

TOTAL SOVEREIGN DEBT (COST $167,176,162)			164,127,223

MORTGAGE-BACKED SECURITIES — 53.9%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Mulcair Securities No 3 DAC, Series 3, Class D, 3 mo. EURIBOR + 2.00%, 5.21%, 04/24/65 (b),(d),(e)	158,000		164,221

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.8%, 7.32%, 07/22/31 (b),(e),(f)	786,707	GBP	839,259
Series 1X, Class D, 3 mo. SONIO + 1.9%, 6.42%, 07/22/31 (b),(d),(e)	84,178	GBP	91,939
Series 1X, Class E, 3 mo. SONIO + 2.8%, 7.32%, 07/22/31 (b),(d),(e)	78,671	GBP	83,926
Last Mile Securities PE DAC, Series 2021-1X, Class A2, 3 mo. EURIBOR + 1.05%, 4.41%, 08/17/31 (b),(d),(e)	1,986,591	EUR	2,045,203
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 4.94%, 02/20/30 (b),(d),(e)	61,645	EUR	63,358
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 5.39%, 02/20/30 (b),(d),(e)	616,450	EUR	598,943

			3,722,628

Total Europe			3,886,849

North America — 53.8%
Collateralized Mortgage Obligation (Residential) — 0.6%
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.85%, 08/25/34 (b),(e)	$316,017		256,244
Series 2005-10CB, Class 1A1, 1 mo. USD LIBOR + .50%, 5.50%, 05/25/35 (b),(e)	311,327		229,242
Series 2005-56, Class 1A2, 1 mo. USD LIBOR + 1.16%, 6.31%, 11/25/35 (b),(e)	323,291		276,080
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 5.98%, 01/25/36 (b),(e)	1,872,971		1,834,888
Series 2005-AR1, Class 2A3A, 1 mo. USD LIBOR + ..70%, 5.85%, 12/25/35 (b),(e)	268,962		226,836
Series 2006-13T1 SEQ, Class A15, 6.00%, 05/25/36 (b)	417,371		225,522
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	715,007		238,721
Series 2006-39CB, Class 1A6, 1 mo. USD LIBOR + .60%, 5.75%, 01/25/37 (b),(e)	318,039		247,496
Series 2006-8T1, Class 1A1, 1 mo. USD LIBOR + ..50%, 5.65%, 04/25/36 (b),(e)	686,036		238,918
Series 2006-J1, Class 1A4, 1 mo. USD LIBOR + .50%, 5.50%, 02/25/36 (b),(e)	388,008		237,021
Series 2006-OA8, Class 2A3, 1 mo. USD LIBOR + ..38%, 5.53%, 07/25/46 (b),(e)	202,868		207,165
Series 2007-18CB, Class 1A2, 1 mo. USD LIBOR + .47%, 5.62%, 08/25/37 (b),(e)	726,387		233,425
Series 2007-20, Class A1, 1 mo. USD LIBOR + .50%, 5.65%, 08/25/47 (b),(e)	888,836		341,104
Series 2007-23CB, Class A3, 1 mo. USD LIBOR + .50%, 5.65%, 09/25/37 (b),(e)	592,262		250,960
Series 2007-2CB, Class 1A7, 1 mo. USD LIBOR + ..50%, 5.65%, 03/25/37 (b),(e)	589,975		247,420
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.36%, 11/25/47 (b),(e)	384,448		290,247
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 4.82%, 03/25/47 (b),(e)	269,461		235,857

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Banc of America Funding Trust, Series 2006-H, Class 6A1, 1 mo. USD LIBOR + .38%, 5.54%, 10/20/36 (b),(e)	$384,467	$304,822
Bear Stearns ALT-A Trust, Series 2006-4, Class 13A1, 1 mo. USD LIBOR + .32%, 5.47%, 08/25/36 (b),(e)	285,773	257,041
Bear Stearns ARM Trust, Series 2004-3, Class B1, 4.54%, 07/25/34 (b),(e)	201,333	180,328
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.72%, 09/25/61 (b),(e),(f)	1,000,000	754,681
Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 1 mo. USD LIBOR + .44%, 5.59%, 09/25/36 (b),(e)	809,988	292,590
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (b),(e),(f)	118,000	77,717
Series 2022-1, Class B1, 4.14%, 12/27/66 (b),(e),(f)	100,000	70,906
Series 2022-1, Class B2, 4.14%, 12/27/66 (b),(e),(f)	100,000	67,773
Series 2022-2, Class B1, 3.96%, 02/25/67 (b),(e),(f)	100,000	68,098
Series 2022-5, Class B1, 4.69%, 03/25/67 (b),(e),(f)	1,000,000	831,462
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 4.42%, 11/25/33 (b),(e)	263,591	224,936
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.60%, 12/25/34 (b),(e)	400,495	242,362
CSMC,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (b),(e),(f)	211,000	128,216
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(e),(f)	226,899	146,909
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3, 5.81%, 05/25/65 (b),(e),(f)	263,000	211,994
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .42%, 5.58%, 03/19/45 (b),(e)	1,216,910	1,108,979
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.19%, 07/25/48 (b),(e),(f)	227,248	191,723
GCAT Trust,
Series 2022-HX1, Class M1, 4.03%, 12/27/66 (b),(e),(f)	100,000	72,942
Series 2022-HX1, Class B1, 4.03%, 12/27/66 (b),(e),(f)	100,000	69,231
Series 2022-NQM4, Class M1, 5.74%, 08/25/67 (b),(e),(f)	145,000	128,188
GSR Mortgage Loan Trust,
Series 2005-AR6, Class B1, 4.41%, 09/25/35 (b),(e)	293,202	237,961
Series 2006-OA1, Class 1A1, 1 mo. USD LIBOR + ..44%, 5.59%, 08/25/46 (b),(e)	8,122,442	1,760,556
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1B, 1 mo. USD LIBOR + .76%, 5.92%, 11/19/35 (b),(e)	979,657	660,133
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.06%, 07/25/67 (b),(e),(f)	179,000	150,768
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1, 8.26%, 02/25/68 (b),(e),(f)	256,000	249,255
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A2, 1 mo. USD LIBOR + .19%, 5.34%, 04/25/37 (b),(e)	263,770	266,218
JP Morgan Alternative Loan Trust, Series 2006-A6, Class 1A1, 1 mo. USD LIBOR + .32%, 5.47%, 11/25/36 (b),(e)	318,521	252,087
JP Morgan Mortgage Trust, Series 2018-5, Class B4, 3.73%, 10/25/48 (b),(e),(f)	260,402	184,683
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	575,000	601,743
Lehman XS Trust,
Series 2007-15N, Class 4A1, 1 mo. USD LIBOR + ..90%, 6.05%, 08/25/47 (b),(e)	301,086	260,349
Series 2007-4N, Class 2A, 1 mo. USD LIBOR + .40%, 5.55%, 03/25/47 (b),(e)	500,614	446,345
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 1 mo. USD LIBOR + .40%, 5.55%, 03/25/37 (b),(e)	766,635	223,277
MFA Trust, Series 2022-NQM, Class M1, 4.27%, 12/25/66 (b),(e),(f)	1,000,000	760,570
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class B1, 5.43%, 11/25/34 (b),(e)	297,944	241,262
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56 (b),(e),(f)	138,000	84,524
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. USD LIBOR + .34%, 5.49%, 10/25/36 (b),(e)	343,716	280,276
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 8.93%, 05/30/25 (b),(e),(f)	1,760,165	1,707,360
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 4.78%, 09/25/46 (b),(e)	319,912	264,700
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(f)	123,000	87,122
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(e),(f)	100,000	66,356

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2007- AR1, Class 2A2, 1 mo. USD LIBOR + .21%, 5.36%, 01/25/37 (b),(e)	$443,658	$524,738
Verus Securitization Trust,
Series 2022-1, Class B2, 3.98%, 01/25/67 (b),(e),(f)	1,000,000	563,453
Series 2022-4, Class B1, 4.71%, 04/25/67 (b),(e),(f)	1,000,000	746,158
Series 2022-INV1, Class M1, 5.86%, 08/25/67 (b),(e),(f)	1,000,000	910,658
Series 2022-INV1, Class B1, 5.86%, 08/25/67 (b),(e),(f)	1,000,000	877,890
WaMu Mortgage Pass-Through Certificates Series, Series 2005-AR6, Class B1, 1 mo. USD LIBOR + .90%, 6.05%, 04/25/45 (b),(e)	480,290	367,008
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. USD LIBOR + .83%, 5.98%, 01/25/45 (b),(e)	296,490	254,411
Series 2007-OA5, Class 2A, 12 mo. MTA + .80%, 4.77%, 06/25/47 (b),(e)	410,890	341,469
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class 1A9, 6.00%, 04/25/37 (b)	560,446	509,580

		25,128,954

Commercial Mortgage-Backed Securities — 1.0%
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.93%, 06/17/39 (b),(e),(f)	1,000,000	967,283
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D, 3.67%, 03/11/44 (b),(e),(f)	5,053,000	4,029,929
Series 2021-CIP, Class F, 1 mo. USD LIBOR + 3.22%, 8.41%, 12/15/38 (b),(e),(f)	100,000	91,849
Series 2021-MC, Class G, 1 mo. TSFR + 3.2%, 8.35%, 04/15/34 (b),(e),(f)	100,000	89,737
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.80%, 6.99%, 06/15/38 (b),(e),(f)	2,756,782	2,639,872
Series 2021-SOAR, Class G, 1 mo. USD LIBOR + 2.80%, 7.99%, 06/15/38 (b),(e),(f)	230,701	217,751
Series 2021-SOAR, Class J, 1 mo. USD LIBOR + 3.75%, 8.94%, 06/15/38 (b),(e),(f)	969,332	911,292
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 8.19%, 01/17/39 (b),(e),(f)	216,000	206,475
Series BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 7.54%, 06/15/38 (b),(e),(f)	1,371,605	1,307,449
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 9.28%, 03/15/35 (b),(e),(f)	148,000	144,860
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class E, 3.42%, 11/10/42 (b),(e),(f)	100,000	66,695
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 8.69%, 11/15/37 (b),(e),(f)	982,991	957,465
COMM Mortgage Trust, Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (b),(e),(f)	160,000	145,610
Commercial Mortgage Trust,
Series 2015-CR23, Class C, 4.44%, 05/10/48 (b),(e)	123,000	113,237
Series 2015-LC21, Class C, 4.47%, 07/10/48 (b),(e)	1,113,000	1,013,506
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.80%, 11/15/48 (b),(e)	355,000	314,854
DBWF Mortgage Trust, Series 2018-GLKS, Class D, 1 mo. USD LIBOR + 2.50%, 7.65%, 12/19/30 (b),(e),(f)	138,000	134,760
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class D, 1 mo. USD LIBOR + 1.52%, 6.71%, 11/15/38 (b),(e),(f)	2,931,000	2,810,577
Series 2021-ELP, Class F, 1 mo. USD LIBOR + 2.67%, 7.86%, 11/15/38 (b),(e),(f)	100,000	95,270
Series 2021-ELP, Class J, 1 mo. USD LIBOR + 3.61%, 8.81%, 11/15/38 (b),(e),(f)	1,004,000	922,815
EQUS Mortgage Trust,
Series 2021-EQAZ, Class D, 1 mo. USD LIBOR + 1.65%, 6.84%, 10/15/38 (b),(e),(f)	2,030,959	1,941,940
Series 2021-EQAZ, Class E, 1 mo. USD LIBOR + 2.30%, 7.49%, 10/15/38 (b),(e),(f)	128,998	122,053
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (b),(e),(f)	724,000	663,616
Series 2019-FBLU, Class H, 4.10%, 12/10/36 (b),(e),(f)	111,000	99,164
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. TSFR + 3.25%, 8.39%, 12/15/36 (b),(e),(f)	1,336,000	1,276,127
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, 1 mo. USD LIBOR + 3.44%, 8.63%, 11/15/36 (b),(e),(f)	211,000	198,455
GS Mortgage Securities Trust, Series 2019-70P, Class C, 1 mo. USD LIBOR + 1.50%, 6.69%, 10/15/36 (b),(e),(f)	138,000	124,316
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 8.34%, 05/15/38 (b),(e),(f)	1,000,000	950,000
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(f)	1,068,000	565,170
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (b),(e)	102,000	93,602
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (f)	16,727	14,777
Series 2021-MHC, Class E, 1 mo. TSFR + 2.56%, 7.71%, 04/15/38 (b),(e),(f)	100,000	96,012
Series 2021-MHC, Class F, 1 mo. TSFR + 3.06%, 8.21%, 04/15/38 (b),(e),(f)	1,000,000	957,796

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount		Value
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, 4.86%, 03/17/49 (b),(e)	$651,000		$584,189
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, 1 mo. TSFR + 2.16%, 7.31%, 12/15/37 (b),(e),(f)	3,184,500		3,041,551
LAQ Mortgage Trust,
Series 2023-LAQ, Class D, 1 mo. TSFR + 4.19%, 9.34%, 03/15/36 (b),(e),(f)	938,293		925,208
Series 2023-LAQ, Class E, 1 mo. TSFR + 5.19%, 10.33%, 03/15/36 (b),(e),(f)	938,293		934,510
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.61%, 03/15/38 (b),(e),(f)	1,130,416		1,068,403
LUXE Trust, Series 2021-TRIP, Class E, 1 mo. USD LIBOR + 2.75%, 7.94%, 10/15/38 (b),(e),(f)	1,000,000		953,924
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, 1 mo. TSFR + 2.22%, 7.36%, 04/15/38 (b),(e),(f)	1,000,000		967,710
Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 8.46%, 04/15/38 (b),(e),(f)	1,083,000		1,021,701
MHC Trust, Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 7.21%, 05/15/38 (b),(e),(f)	332,000		317,927
MHP 2021-STOR,
Series 2021-STOR, Class E, 1 mo. USD LIBOR + 1.75%, 6.94%, 07/15/38 (b),(e),(f)	398,000		377,297
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 7.39%, 07/15/38 (b),(e),(f)	311,000		293,269
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 7.94%, 07/15/38 (b),(e),(f)	100,000		92,217
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.41%, 01/15/27 (b),(e),(f)	1,002,752		940,399
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 9.10%, 01/15/27 (b),(e),(f)	1,113,521		1,055,200
OPG Trust,
Series 2021-PORT, Class D, 1 mo. USD LIBOR + 1.13%, 6.32%, 10/15/36 (b),(e),(f)	66,584		62,978
Series 2021-PORT, Class E, 1 mo. USD LIBOR + 1.53%, 6.72%, 10/15/36 (b),(e),(f)	66,584		62,772
Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 7.59%, 10/15/36 (b),(e),(f)	253,020		234,790
Pearl Finance DAC, Series 2020-1, Class C, 3 mo. EURIBOR + 2.85%, 6.21%, 11/17/32 (b),(d),(e)	650,453	EUR	677,885
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 9.40%, 06/25/37 (b),(e),(f)	$1,000,000		981,824
SREIT Trust, Series 2021-MFP, Class G, 1 mo. USD LIBOR + 2.97%, 8.17%, 11/15/38 (b),(e),(f)	1,000,000		937,611
STWD Trust,
Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 7.12%, 07/15/36 (b),(e),(f)	836,000		791,384
Series 2021-FLWR, Class G, 1 mo. USD LIBOR + 3.67%, 8.86%, 07/15/23 (b),(e),(f)	223,000		211,978
TPGI Trust, Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 7.54%, 06/15/26 (b),(e),(f)	1,096,968		1,043,347
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 10.08%, 11/15/27 (b),(e),(f)	1,000,000		987,525
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 10.82%, 11/15/27 (b),(e),(f)	1,000,000		985,029

			43,834,942

Inverse Interest Only Collateralized Mortgage Obligations — 1.4%
BBCMS Mortgage Trust 2022-C16, Series 2022-C16, Class XD, 2.33%, 06/15/55 (b),(e),(f),(h)	4,299,000		628,174
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(e),(f),(h)	19,612,000		481,533
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(e),(f),(h)	5,347,000		333,503
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(e),(f),(h)	5,918,000		186,944
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.24%, 08/10/47 (b),(e),(h)	15,234,610		89,123
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.85%, 06/15/57 (b),(e),(h)	33,179,803		306,880
Series 2015-C3, Class XA, 0.81%, 08/15/48 (b),(e),(h)	89,907,664		909,776
Series 2019-C18, Class XD, 1.59%, 12/15/52 (b),(e),(f),(h)	4,452,333		315,176
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(e),(f),(h)	64,579,000		483,503
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(h)	556,010		7,672
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(h)	27,022		229
Series 303, Class C28, 4.50%, 01/15/43 (h)	10,059,673		1,979,623
Series 5093, Class AI, 3.50%, 04/25/51 (h)	14,014,253		2,270,533
Series 5146, Class BI, 4.00%, 08/25/50 (h)	23,805,830		4,532,725
Series 5236, Class KI, 4.00%, 11/25/51 (h)	31,638,836		6,141,161
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(e),(h)	13,043,739		2,611,526
Series K049, Class X3, 1.60%, 10/25/43 (b),(e),(h)	2,177,000		56,713
Series K061, Class X1, 0.28%, 11/25/26 (b),(e),(h)	16,011,168		85,532
Series K071, Class X1, 0.41%, 11/25/27 (b),(e),(h)	87,524,457		917,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K085, Class X3, 2.39%, 12/25/45 (b),(e),(h)	$1,000,000	$102,256
Series K095, Class X3, 2.17%, 08/25/47 (b),(e),(h)	9,297,000	915,345
Series K102, Class X3, 1.96%, 12/25/46 (b),(e),(h)	1,000,000	92,867
Series K115, Class X3, 3.06%, 09/25/48 (b),(e),(h)	1,000,000	156,429
Series K118, Class X3, 2.79%, 10/25/48 (b),(e),(h)	652,000	93,293
Series K119, Class X3, 2.82%, 09/25/48 (b),(e),(h)	1,525,000	222,830
Series K122, Class X3, 2.72%, 01/25/49 (b),(e),(h)	1,000,000	141,724
Series K126, Class X3, 2.72%, 01/25/49 (b),(e),(h)	1,148,000	169,117
Series K128, Class X3, 2.88%, 04/25/31 (b),(e),(h)	1,000,000	155,525
Series K142, Class X3, 3.20%, 03/25/32 (b),(e),(h)	1,000,000	189,635
Series K143, Class X3, 3.25%, 04/25/50 (b),(e),(h)	1,000,000	194,953
Series K148, Class X3, 4.29%, 08/25/54 (b),(e),(h)	751,000	199,721
Series K154, Class X1, 0.43%, 11/25/32 (b),(e),(h)	31,119,040	614,632
Series K725, Class X1, 0.84%, 01/25/24 (b),(e),(h)	126,665,988	266,125
Series KLU1, Class X3, 4.19%, 01/25/31 (b),(e),(h)	21,135,484	2,418,914
Series KLU2, Class X1, 1.09%, 08/25/29 (b),(e),(h)	55,860,956	2,444,699
Series KLU2, Class X3, 4.04%, 08/25/29 (b),(e),(h)	8,296,682	1,194,448
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(e),(h)	25,265,000	1,769,384
Series KW10, Class X3, 2.82%, 10/25/32 (b),(e),(h)	5,935,000	783,723
Federal National Mortgage Association,
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(h)	305,678	5,687
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(h)	903,875	20,470
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(h)	1,343,469	19,991
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(h)	4,446,925	87,226
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(h)	775,273	4,984
Series 2020-41, Class GI, 4.00%, 10/15/44 (h)	37,106,460	6,839,760
Series 409, Class C14, 3.50%, 04/25/42 (h)	13,993,322	2,248,993
Series 413, Class C35, 4.50%, 10/25/40 (h)	11,430,536	2,082,381
Government National Mortgage Association,
Series 2021-158, Class JI, 5.00%, 02/20/50 (h)	13,378,337	2,598,193
Series 2022-125, Class IO, 4.50%, 06/20/52 (h)	29,349,048	5,415,428
Series 2022-159, Class IA, 4.50%, 12/20/48 (h)	20,139,714	3,452,471
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(e),(f),(g),(h)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.29%, 07/10/52 (b),(e),(f),(h)	2,219,000	130,011
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.55%, 11/13/52 (b),(e),(f),(h)	4,231,000	298,044
MFT Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(e),(f),(h)	20,401,000	172,082
STACR Trust,
Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(f),(h)	465,058	5,703
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(f),(h)	805,177	11,035

		57,856,251

Mortgage Securities — 4.5%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(e),(f)	972,000	746,437
Alternative Loan Trust,
Series 2004-2CB, Class M, 5.78%, 03/25/34 (b),(e)	409,435	321,374
Series 2004-4CB, Class M, 5.73%, 04/25/34 (b),(e)	204,203	160,526
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b)	1,678,325	1,396,556
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	563,690	175,880
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 5.37%, 09/20/46 (b),(e)	216,442	182,812
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 5.44%, 09/20/46 (b),(e)	319,590	247,455
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 5.45%, 12/20/46 (b),(e)	312,394	276,990
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 5.34%, 02/20/47 (b),(e)	364,551	278,268
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 5.37%, 02/20/47 (b),(e)	350,767	266,413
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 5.58%, 05/20/46 (b),(e)	583,304	517,556
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + ..52%, 5.67%, 07/25/46 (b),(e)	367,113	274,598
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + ..21%, 5.37%, 07/20/46 (b),(e)	216,147	167,286
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + ..36%, 5.51%, 08/25/47 (b),(e)	166,446	145,652
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(i)	800,015	462,855
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000	78,703
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(f)	130,000	70,247

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 8.07%, 06/15/35 (b),(e),(f)	$90,000	$84,018
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (b),(e),(f)	8,817,000	7,114,517
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (b),(e),(f)	4,408,000	3,458,852
Banc of America Funding Trust,
Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 6.21%, 04/20/35 (b),(e)	1,536,358	1,329,123
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 5.52%, 10/20/36 (b),(e)	3,963,167	1,351,963
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(f)	100,000	71,615
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1, 3.67%, 05/25/36 (b),(e)	354,675	250,076
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(f)	290,000	203,027
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 7.09%, 07/15/35 (b),(e),(f)	525,000	488,885
Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 8.19%, 07/15/35 (b),(e),(f)	2,103,000	1,923,667
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 8.47%, 05/15/39 (b),(e),(f)	1,000,000	980,662
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 9.36%, 05/15/39 (b),(e),(f)	1,040,000	1,013,731
BX Commercial Mortgage Trust, Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(e),(f)	1,000,000	768,739
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.67%, 7.86%, 05/15/35 (b),(e),(f)	106,000	104,369
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 7.34%, 12/15/37 (b),(e),(f)	1,000,000	973,445
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 7.74%, 12/15/37 (b),(e),(f)	1,000,000	963,870
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 8.44%, 12/15/37 (b),(e),(f)	129,000	125,425
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(f),(g)	1,000,000	593,397
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 4.68%, 02/25/37 (b),(e)	254,628	214,164
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 5.87%, 04/25/35 (b),(e)	528,770	473,496
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.07%, 09/10/45 (b),(e),(f)	92,064	83,090
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(f)	1,000,000	822,222
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(f)	1,826,000	966,186
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(f)	100,000	79,653
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(f)	697,000	362,638
COLT Mortgage Loan Trust, Series 2021-HX1, Class B3A, 4.22%, 10/25/66 (b),(e),(f)	100,000	59,725
COLT Trust,
Series 2021-RPL1, Class B1, 4.47%, 09/25/61 (b),(e),(f)	100,000	82,327
Series 2021-RPL1, Class B2, 4.47%, 09/25/61 (b),(e),(f)	446,000	341,487
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.73%, 02/10/47 (b),(e),(f)	591,000	539,842
Series 2014-CR18, Class D, 4.89%, 07/15/47 (b),(e),(f)	2,161,000	1,964,559
Series 2014-CR21, Class E, 3.00%, 12/10/47 (f)	1,686,000	1,329,689
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(f)	1,439,000	1,125,032
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(e),(f)	386,000	354,862
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(e),(f)	231,000	206,680
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(f)	239,000	162,068
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(f)	4,794,000	2,963,804
Series 2015-CR23, Class D, 4.44%, 05/10/48 (b),(e)	502,000	351,638
Series 2015-CR25, Class D, 3.92%, 08/10/48 (b),(e)	479,000	387,544
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(e),(f)	3,065,000	2,588,825
Series 2015-LC21, Class D, 4.47%, 07/10/48 (b),(e)	1,348,000	1,109,635
Series 2016-CD1, Class D, 2.91%, 08/10/49 (b),(e),(f)	2,075,000	1,318,440
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 3A2, 1 mo. USD LIBOR + .50%, 5.50%, 06/25/35 (b),(e)	337,578	243,913
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.71%, 11/15/48 (b),(e)	100,000	80,298
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.31%, 06/15/57 (b),(e)	843,000	514,909
Series 2015-C3, Class D, 3.50%, 08/15/48 (b),(e)	3,139,000	1,877,351
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(e),(f)	5,568,000	4,182,158
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(e),(f)	604,000	408,822
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(f)	163,000	101,185
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(f)	1,409,000	932,406

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSMC,
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(e),(f)	$100,000	$67,245
Series 2021-NQM8, Class B2, 4.22%, 10/25/66 (b),(e),(f)	100,000	67,153
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.12%, 8.26%, 12/19/30 (b),(e),(f)	45,000	43,860
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.59%, 8.74%, 12/19/30 (b),(e),(f)	2,202,000	2,104,940
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(e),(f)	117,000	73,595
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(e),(f)	100,000	66,456
Series 2021-4, Class B2, 4.47%, 11/25/66 (b),(e),(f)	100,000	65,490
Series 2022-1, Class B1, 4.28%, 01/25/67 (b),(e),(f)	100,000	71,502
Series 2022-1, Class B2, 4.28%, 01/25/67 (b),(e),(f)	100,000	59,767
Series 2022-2, Class M1, 4.34%, 03/25/67 (b),(e),(f)	100,000	75,858
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 7.15%, 01/25/30 (b),(e),(f)	10,192,000	10,248,576
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.82%, 01/25/51 (b),(e),(f)	102,000	91,868
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 8.42%, 07/25/41 (b),(e),(f)	128,000	110,239
Series 5104, Class GI, 3.50%, 06/25/49 (h)	9,930,095	1,862,727
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 4.10%, 12/10/36 (b),(e),(f)	3,344,000	3,097,805
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(e),(f)	1,000,000	893,699
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 8.69%, 11/25/25 (b),(e),(f)	12,168	11,948
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 9.09%, 05/15/26 (b),(e),(f)	1,019,000	819,823
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 9.84%, 05/15/26 (b),(e),(f)	1,000,000	753,166
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 11.09%, 05/15/26 (b),(e),(f)	1,000,000	670,811
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.77%, 11/10/45 (b),(e),(f)	186,935	173,935
Series 2013-GC10, Class E, 4.69%, 02/10/46 (b),(e),(f)	3,900,000	2,864,940
Series 2014-GC20, Class C, 5.17%, 04/10/47 (b),(e)	1,874,000	1,773,514
Series 2014-GC20, Class D, 5.17%, 04/10/47 (b),(e),(f)	503,911	383,914
Series 2014-GC24, Class B, 4.64%, 09/10/47 (b),(e)	100,000	91,328
Series 2014-GC24, Class C, 4.66%, 09/10/47 (b),(e)	303,000	262,198
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(f)	1,415,000	1,070,487
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(e),(f)	151,000	104,254
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(f)	1,593,000	1,198,317
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 8.59%, 07/15/25 (b),(e),(f)	974,233	894,016
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.73%, 06/25/51 (b),(e),(f)	3,907,154	2,762,221
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 5.52%, 05/19/46 (b),(e)	548,614	288,197
Series 2007-6, Class 2A1B, 1 mo. USD LIBOR + .23%, 5.39%, 08/19/37 (b),(e)	8,689,667	6,867,218
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 7.94%, 05/15/38 (b),(e),(f)	1,399,000	1,357,287
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(e),(f)	20,252,000	17,892,581
Series 2016-HHV, Class E, 4.33%, 11/05/38 (b),(e),(f)	1,090,000	977,670
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(e),(f)	625,000	588,174
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.39%, 05/25/36 (b),(e)	225,473	175,880
Series 2007-FLX5, Class 2A2, 1 mo. USD LIBOR + .24%, 5.39%, 08/25/37 (b),(e)	4,765,132	3,937,357
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.20%, 8.39%, 05/15/34 (b),(e),(f)	156,000	151,257
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.54%, 08/15/49 (b),(e),(f)	100,000	76,403
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.13%, 09/15/47 (b),(e),(f)	100,000	87,612
Series 2014-C26, Class C, 4.51%, 01/15/48 (b),(e)	642,000	594,735
Series 2015-C28, Class D, 3.77%, 10/15/48 (b),(e),(f)	2,537,000	1,864,781
Series 2015-C29, Class D, 3.83%, 05/15/48 (b),(e)	112,000	72,196
Series 2015-C30, Class D, 3.87%, 07/15/48 (b),(e)	2,964,000	1,816,929
Series 2015-C31, Class E, 4.78%, 08/15/48 (b),(e),(f)	1,093,000	630,654
Series 2016-C1, Class E, 4.86%, 03/17/49 (b),(e),(f)	3,126,000	2,396,982

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class G, 1 mo. TSFR + 3.86%, 9.01%, 12/15/37 (b),(e),(f)	$750,000	$726,853
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 7.00%, 02/25/60 (b),(f),(i)	1,006,028	928,166
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(f),(i)	556,000	475,712
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 02/25/26 (b),(e),(f)	1,884,000	1,642,692
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(f),(i)	684,000	588,455
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.31%, 04/20/48 (b),(e),(f)	121,000	104,233
Series 2017-5, Class D, 4.83%, 03/10/50 (b),(e),(f)	1,125,000	895,117
Series 2017-5, Class C, 4.83%, 03/10/50 (b),(e),(f)	967,000	815,246
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 8.44%, 10/15/38 (b),(e),(f)	1,347,000	1,295,374
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 9.44%, 10/15/38 (b),(e),(f)	1,128,000	1,083,344
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.04%, 11/25/35 (b),(e)	479,918	248,909
Series 2005-A5, Class M1, 4.39%, 06/25/35 (b),(e)	664,474	636,663
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(e),(f)	100,000	71,927
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 1 mo. TSFR + 2.72%, 7.86%, 04/15/38 (b),(e),(f)	1,128,000	1,085,111
MHC Trust, Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 7.66%, 05/15/38 (b),(e),(f)	1,095,000	1,037,658
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.88%, 08/15/47 (b),(e),(f)	100,000	85,538
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(f)	393,000	342,246
Series 2015-C21, Class D, 4.26%, 03/15/48 (b),(e),(f)	3,575,000	1,993,845
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(e),(f)	1,323,000	715,464
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(e),(f)	1,441,000	871,172
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	598,386
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.73%, 08/15/49 (b),(e),(f)	3,200,500	1,713,871
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(f)	1,761,000	944,301
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 7.74%, 07/15/35 (b),(e),(f)	1,000,000	973,282
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 4.84%, 09/25/34 (b),(e)	276,044	236,897
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 7.98%, 07/15/36 (b),(e),(f)	102,000	89,421
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.73%, 07/15/36 (b),(e),(f)	135,000	112,628
Series 2022-RRI, Class C, 1 mo. TSFR + 3.1%, 8.24%, 03/15/35 (b),(e),(f)	112,543	108,278
Series 2022-RRI, Class E, 1 mo. TSFR + 5.19%, 10.34%, 03/15/35 (b),(e),(f)	85,910	82,259
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 7.88%, 04/15/32 (b),(e),(f)	1,301,000	1,197,844
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.82%, 04/25/61 (b),(e),(f)	100,000	64,458
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (b),(e),(f)	100,000	60,235
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(f)	1,000,000	874,882
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(f)	339,000	256,107
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(f)	1,173,000	936,257
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(f)	121,000	93,372
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (b),(f),(i)	100,000	83,708
Series 2021-7, Class A2, 3.67%, 08/25/26 (b),(f),(i)	207,000	176,796
Series 2021-8, Class A2, 3.60%, 09/25/26 (b),(e),(f)	129,000	108,207
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(e),(f)	244,000	206,601
RCKT Mortgage Trust,
Series 2023-CES1, Class M1, 6.90%, 06/25/43 (b),(e),(f)	2,651,000	2,639,879
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(e),(f)	251,000	250,020
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(e),(f)	1,691,000	1,441,547
Series 2019-6, Class D, 4.77%, 10/25/52 (b),(e),(f)	227,000	173,507
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.76%, 11/25/49 (b),(e),(f)	2,158,000	1,296,470

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (b),(e),(f)	$295,000	$200,981
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(e),(f)	1,720,000	1,296,801
SREIT Trust, Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 8.46%, 10/15/38 (b),(e),(f)	1,366,000	1,296,691
Starwood Mortgage Residential Trust,
Series 2021-6, Class B1, 3.94%, 11/25/66 (b),(e),(f)	178,000	112,158
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(e),(f)	100,000	59,437
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(e),(f)	135,000	88,363
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 4.88%, 09/25/33 (b),(e)	242,849	196,352
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 8.10%, 11/15/36 (b),(e),(f)	1,000,000	941,444
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 8.74%, 11/15/36 (b),(e),(f)	125,000	117,968
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 9.39%, 11/15/36 (b),(e),(f)	1,000,000	919,332
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 3.54%, 10/25/45 (b),(e)	572,664	481,374
TPGI Trust,
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 8.19%, 06/15/26 (b),(e),(f)	1,054,528	1,000,143
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 9.04%, 06/15/26 (b),(e),(f)	1,282,410	1,210,254
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (b),(e),(f)	117,000	78,808
Series 2021-INV2, Class B2, 4.43%, 11/25/56 (b),(e),(f)	1,000,000	636,921
Series 2022-INV1, Class B1, 4.05%, 02/25/57 (b),(e),(f)	111,000	77,574
Series 2022-INV1, Class B2, 4.05%, 02/25/57 (b),(e),(f)	100,000	63,796
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(e),(f)	112,000	67,797
Series 2018-C9, Class D, 5.11%, 03/15/51 (b),(e),(f)	331,000	234,944
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(f)	103,000	59,183
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 5.95%, 12/25/45 (b),(e)	561,857	398,305
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + .80%, 5.95%, 01/25/45 (b),(e)	272,769	201,087
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 6.10%, 07/25/45 (b),(e)	182,390	160,470
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.05%, 01/25/46 (b),(e)	223,324	195,143
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.01%, 12/25/46 (b),(e)	1,408,558	1,157,346
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	237,549	201,528
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 4.73%, 02/25/47 (b),(e)	200,865	164,011
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(e),(f)	992,000	888,563
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(f)	4,590,000	3,915,527
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(f)	5,146,000	3,579,681
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,058,000	1,543,582
Series 2015-NXS4, Class D, 3.84%, 12/15/48 (b),(e)	100,000	82,147
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(e),(f)	465,000	384,681
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(f)	4,253,000	3,172,670
Series 2016-NXS5, Class E, 5.14%, 01/15/59 (b),(e),(f)	100,000	48,554
Series 2019-JWDR, Class D, 3.44%, 09/15/31 (b),(e),(f)	100,000	88,459
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (b),(e),(f)	2,022,000	1,790,699
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(e),(f)	2,300,000	2,029,414
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(e),(f)	2,074,000	1,720,344
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(f)	379,000	349,874
Series 2014-C22, Class D, 4.05%, 09/15/57 (b),(e),(f)	4,703,000	3,723,638
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(e),(f)	109,000	60,005

		191,768,189

U.S. Government Sponsored Agency Securities — 46.3%
Federal National Mortgage Association,
TBA, 30 Year Maturity, 5.00%, 07/15/53 (b),(n)	47,000,000	46,056,334
TBA, 30 Year Maturity, 5.00%, 08/15/53 (n)	510,000,000	499,939,230
TBA, 30 Year Maturity, 5.50%, 07/15/53 - 08/15/53 (n)	760,000,000	756,402,720
TBA, 30 Year Maturity, 6.00%, 07/15/53 (n)	214,000,000	215,847,462
Series 2020-62, Class GI, 4.00%, 06/25/48 (h)	9,578,471	1,873,530

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association,
TBA, 30 Year Maturity, 3.00%, 07/20/53 (b),(n)	$800,000	$715,187
TBA, 30 Year Maturity, 5.00%, 08/21/53 (n)	150,000,000	147,415,950
TBA, 30 Year Maturity, 6.00%, 07/20/53 (n)	300,000,000	301,699,200
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	24,313,941	4,603,358

		1,974,552,971

Total North America		2,293,141,307

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,327,637,406)		2,297,028,156

MUNICIPALS — 0.0%
North America — (0.0)%
California Housing Finance Agency, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(e)	14,613,839	213,780

TOTAL MUNICIPALS (COST $732,256)		213,780

Security Description	Shares	Value
U.S. TREASURY NOTES — 2.2%
North America — 2.2%
U.S. Treasury Bills (b),(g)	70,000,000	69,691,754
U.S. Treasury Notes, 1.88%, 02/28/27 (b),(m)	14,535,500	13,323,830
2.75%, 08/15/32 (b),(m)	1,680,600	1,540,703
3.50%, 01/31/28 (b),(m)	832,900	808,791
3.63%, 05/15/26 - 05/31/28 (b)	575,000	561,529
3.88%, 12/31/27 (b),(m)	4,088,900	4,031,560
4.13%, 11/15/32 (b),(m)	1,911,000	1,952,803
4.25%, 05/31/25 (b)	497,000	490,749

Total North America		92,401,719

TOTAL U.S. TREASURY NOTES (COST $92,907,023)		92,401,719

EXCHANGE-TRADED FUNDS — 1.5%
CION Investment Corp.	2,100	21,798
Energy Select Sector SPDR Fund (b)	162	13,149
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	129,500	14,004,130
iShares JP Morgan USD Emerging Markets Bond ETF (b)	115,000	9,952,100
Pershing Square Holdings Ltd/Fund	1,092,522	39,578,681

TOTAL EXCHANGE-TRADED FUNDS (COST $59,859,639)		63,569,858

UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES — 3.9%
Ruffer SICAV - Ruffer Total Return International, Class I (a),(b),(o)	91,198,936	167,012,611

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES (COST $177,343,081)		167,012,611

WARRANTS — 0.0%
Acropolis Infrastructure Acquisition Corp. (a),(b)	239,443	20,832
Apollo Strategic Growth Capital, Class A (a),(b)	186,352	22,847
Athena Consumer Acquisition Corp. (a),(b)	90,804	5,394
ATI Penny Warrant (a),(b)	111,184	18,901
ATI Warrant (a),(b)	100,595	0
Black Mountain Acquisition Corp. (a),(b)	590,640	30,950
BlueRiver Acquisition Corp., Class A (a),(b)	47,634	1,510
Compass Digital Acquisition Corp. (a),(b)	125,006	18,601
Compute Health Acquisition Corp., A Shares (a),(b)	165,156	82,578
Concord Acquisition Corp., Class A (a),(b)	189,000	3,780

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Corner Growth Acquisition Corp. (a),(b)	125,000	$12,112
Direct Selling Acquisition Corp. (a),(b)	278,773	2,788
DP Cap Acquisition Corp., A Shares (a),(b)	236,250	9,592
Elliott Opportunity II Corp. (a),(b)	85,929	26
Enterprise 4.0 Technology Acquisition Corp. (a),(b)	250,000	13,750
ExcelFin Acquisition Corp. (a),(b)	190,891	15,271
FG Acquisition Corp. (a),(b)	94,599	104,059
Forum Merger IV Corp., Class A (a),(b)	77,500	46
Growth For Good Acquisition Corp. (a),(b)	235,727	18,457
Investcorp India Acquisition Corp. (a),(b)	81,191	3,491
Jaguar Global Growth Corp. (a),(b)	107,300	3,337
Jaws Mustang Acquisition Corp., C Shares (a),(b)	66,487	3,324
Landcadia Holdings IV, Inc. (a),(b)	116,250	19,077
Learn CW Investment Corp., Class A (a),(b)	199,000	5,970
LIV Capital Acquisition Corp. (a),(b)	371,548	7,840
McLaren Racing Ltd. (a),(b),(c)	22,935	1,234,042
Northern Star Investment Corp., Class A (a),(b)	51,664	2,960
Northern Star Investment Corp., Class A (a),(b)	51,667	620
OCA Acquisition Corp., A Shares (a),(b)	127,824	5,126
Osiris Acquisition Corp. (a),(b)	290,880	31,386
Pivotal Investment Corp. III, A Shares (a),(b)	60,000	330
PowerUp Acquisition Corp. (a),(b)	130,108	6,518
Rigel Resource Acquisition Corp., A Shares (a),(b)	231,300	24,078
Waverley Capital Acquisition Corp., Class A (a),(b)	125,000	4,425

TOTAL WARRANTS (COST $1,722,123)		1,734,018

INVESTMENTS IN INVESTEE FUNDS — 8.9%
Europe — 0.7%
Qube Torus (cost $25,000,000) (a),(b),(o)	25,000	29,305,330

Total Europe		29,305,330

North America — 8.2%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $9,869,894) (a),(o)	4	9,602,061
Asgard Fixed Income Risk Premia Fund (cost $114,456,404) (a),(o)	116,939	117,279,414
Atreides Co. Series K DIs - SpaceX (Common)(cost $1,762,684) (a),(o)	1	2,320,040
Centiva Offshore Fund Ltd. (cost $31,250,000) (a),(o)	1	31,572,415
PIMCO ILS Fund SP II (cost $21,479,660) (a),(o)	6	20,879,147
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	111,745,150
Statar Capital LLC (cost $59,000,000) (a),(o)	54,732	56,629,082

Total North America		350,027,309

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $355,818,642)		379,332,639

RIGHTS — 0.0%
Growth For Good Acquisition Corp. (a),(b)	376,274	52,678
Jaguar Global Growth Corp. (a),(b)	214,600	27,061
Pershing Square Tontine Holdings Ltd. (a),(c)	2,020,101	0

TOTAL RIGHTS (COST $35,163)		79,739

TOTAL LONG-TERM INVESTMENTS (COST $4,649,026,724)		4,575,314,891

Security Description	Contracts	Value
COMMODITIES — 4.9%
California Carbon Allowance Vintage Specific 2017 (a),(b)	2,366,000	76,019,580
California Carbon Allowance Vintage Specific 2022 (a),(b)	1,161,000	37,302,930
California Carbon Allowance Vintage Specific 2023 (a),(b)	525,000	16,868,250
California Carbon Allowance Vintage Specific 2024 (a),(b)	2,482,000	80,168,600
California Carbon Allowance Vintage Specific 2025 (a),(b)	689	22,337

TOTAL COMMODITIES (COST $184,137,524)		210,381,697

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.7%
EXCHANGE-TRADED CALL OPTIONS — 0.2%
CBOE SPX VOLATILITY INDX JUL 23	27.00 USD	07/19/23	2,125	2,125	$570,667	$25,500	$(545,167)
CBOE SPX VOLATILITY INDX JUL 23	24.00 USD	07/19/23	2,125	2,125	479,249	34,000	(445,249)
CBOE SPX VOLATILITY INDX JUL 23	18.00 USD	07/19/23	304	304	54,872	12,464	(42,408)
CBOE SPX VOLATILITY INDX SEP 23	28.00 USD	09/20/23	1,637	1,637	487,661	145,693	(341,968)
CBOE SPX VOLATILITY INDX SEP 23	26.00 USD	09/20/23	250	250	89,632	26,750	(62,882)
COPPER FUTURE 08/01/23 390C	390.00 USD	07/26/23	522	522	823,491	404,550	(418,941)
CRUDE OIL (NY) AUG 23 78C	78.00 USD	08/17/23	450	450	405,135	432,000	26,865
CRUDE OIL FUT OPT AUG23	80.00 USD	07/17/23	1,059,600	1,059,600	22,823	1,200	(21,623)
CRUDE OIL FUT OPT DEC23	80.00 USD	11/15/23	4,576,000	4,576,000	197,349	146,900	(50,449)
CRUDE OIL FUT OPT DEC23	85.00 USD	11/15/23	2,604,800	2,604,800	90,256	48,470	(41,786)
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	13,516,800	13,516,800	681,992	147,840	(534,152)
CRUDE OIL FUT OPT DEC23	150.00 USD	11/15/23	4,224,000	4,224,000	92,491	2,400	(90,091)
CRUDE OIL FUT OPT DEC24	110.00 USD	11/15/24	6,742,000	6,742,000	167,297	101,000	(66,297)
CRUDE OIL FUT OPT DEC24	125.00 USD	11/15/24	1,685,500	1,685,500	32,590	14,750	(17,840)
CRUDE OIL FUT OPT SEP23	75.00 USD	08/17/23	1,415,600	1,415,600	34,030	34,200	170
CRUDE OIL FUT SEP 23 83C	83.00 USD	08/17/23	230	230	460,821	82,800	(378,021)
DJ EURO STOXX 50 JUL 23 4400C	4,400.00 EUR	07/07/23	1,740	1,740	283,889	468,976	185,087
FTSE 100 INDEX JUL 23	7,800.00 GBP	07/21/23	522	522	343,945	29,832	(314,113)
FTSE 100 INDEX JUL 23 7750C	7,750.00 GBP	07/21/23	522	522	203,898	49,721	(154,177)
FTSE 100 INDEX JUL 23 7775C	7,775.00 GBP	07/21/23	522	522	264,734	39,776	(224,958)
GASOLINE RBOB OPT SEP23	350.00 USD	08/28/23	82,740	82,740	134,400	9,744	(124,656)
NAT GAS EURO OPT APR24	5.00 USD	03/25/24	31,850	31,850	1,122	1,391	269
NAT GAS EURO OPT APR25	4.25 USD	03/26/25	355,100	355,100	87,777	47,390	(40,387)
NAT GAS EURO OPT APR25	5.00 USD	03/26/25	2,485,700	2,485,700	478,687	224,070	(254,617)
NAT GAS EURO OPT AUG23	2.70 USD	07/26/23	615,560	615,560	38,119	49,368	11,249
NAT GAS EURO OPT AUG23	2.75 USD	07/26/23	839,400	839,400	57,980	59,010	1,030
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	895,360	895,360	131,285	6,016	(125,269)
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	4,588,720	4,588,720	8,678	3,116	(5,562)
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	55,960	55,960	5,205	18	(5,187)
NAT GAS EURO OPT AUG23	8.00 USD	07/26/23	40,000	40,000	11,451	4	(11,447)
NAT GAS EURO OPT AUG23	9.50 USD	07/26/23	1,119,200	1,119,200	28,107	40	(28,067)
NAT GAS EURO OPT AUG23	10.50 USD	07/26/23	1,119,200	1,119,200	21,107	40	(21,067)
NAT GAS EURO OPT AUG24	5.00 USD	07/26/24	34,040	34,040	1,122	1,432	310
NAT GAS EURO OPT AUG25	4.25 USD	07/28/25	379,100	379,100	87,777	54,650	(33,127)
NAT GAS EURO OPT AUG25	5.00 USD	07/28/25	2,653,700	2,653,700	478,687	257,460	(221,227)
NAT GAS EURO OPT DEC25	4.25 USD	11/24/25	450,100	450,100	87,777	101,220	13,443
NAT GAS EURO OPT DEC25	5.00 USD	11/24/25	3,150,700	3,150,700	478,687	533,610	54,923
NAT GAS EURO OPT FEB25	4.25 USD	01/28/25	375,500	375,500	87,777	95,920	8,143
NAT GAS EURO OPT FEB25	5.00 USD	01/28/25	3,057,600	3,057,600	478,687	513,240	34,553
NAT GAS EURO OPT JAN24	7.00 USD	12/26/23	4,618,800	4,618,800	384,320	157,560	(226,760)
NAT GAS EURO OPT JAN25	4.25 USD	12/26/24	446,600	446,600	87,777	97,350	9,573
NAT GAS EURO OPT JAN25	5.00 USD	12/26/24	3,126,200	3,126,200	478,687	513,590	34,903
NAT GAS EURO OPT JUL24	5.00 USD	06/25/24	33,630	33,630	1,122	1,271	149
NAT GAS EURO OPT JUL25	4.25 USD	06/25/25	375,500	375,500	87,777	51,910	(35,867)
NAT GAS EURO OPT JUL25	5.00 USD	06/25/25	2,628,500	2,628,500	478,687	241,500	(237,187)
NAT GAS EURO OPT JUN24	5.00 USD	05/28/24	32,600	32,600	1,123	1,110	(13)
NAT GAS EURO OPT JUN25	4.25 USD	05/27/25	363,900	363,900	87,777	46,680	(41,097)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUN25	5.00 USD	05/27/25	2,547,300	2,547,300	$478,687	$214,830	$(263,857)
NAT GAS EURO OPT MAR25	4.25 USD	02/25/25	398,900	398,900	87,777	76,540	(11,237)
NAT GAS EURO OPT MAR25	5.00 USD	02/25/25	2,792,300	2,792,300	478,687	407,470	(71,217)
NAT GAS EURO OPT MAY24	5.00 USD	04/25/24	31,670	31,670	1,123	1,078	(45)
NAT GAS EURO OPT MAY25	4.25 USD	04/25/25	352,600	352,600	87,777	42,770	(45,007)
NAT GAS EURO OPT MAY25	5.00 USD	04/25/25	2,468,200	2,468,200	478,687	196,560	(282,127)
NAT GAS EURO OPT NOV25	4.25 USD	10/28/25	415,300	415,300	87,777	78,090	(9,687)
NAT GAS EURO OPT NOV25	5.00 USD	10/28/25	2,907,100	2,907,100	478,687	395,360	(83,327)
NAT GAS EURO OPT OCT23	2.75 USD	09/26/23	284,700	284,700	35,727	40,250	4,523
NAT GAS EURO OPT OCT23	3.50 USD	09/26/23	56,940	56,940	2,145	2,638	493
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	4,669,080	4,669,080	375,368	47,560	(327,808)
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	56,940	56,940	2,305	308	(1,997)
NAT GAS EURO OPT OCT23	8.00 USD	09/26/23	40,000	40,000	16,411	44	(16,367)
NAT GAS EURO OPT OCT23	9.50 USD	09/26/23	1,138,800	1,138,800	28,107	200	(27,907)
NAT GAS EURO OPT OCT23	10.50 USD	09/26/23	1,138,800	1,138,800	21,107	120	(20,987)
NAT GAS EURO OPT OCT24	5.00 USD	09/25/24	34,530	34,530	1,122	1,799	677
NAT GAS EURO OPT OCT25	4.25 USD	09/25/25	381,700	381,700	87,777	58,170	(29,607)
NAT GAS EURO OPT OCT25	5.00 USD	09/25/25	2,671,900	2,671,900	478,687	280,140	(198,547)
NAT GAS EURO OPT SEP23	3.50 USD	08/28/23	55,480	55,480	1,545	1,416	(129)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	4,549,360	4,549,360	567,368	20,336	(547,032)
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	55,480	55,480	5,205	130	(5,075)
NAT GAS EURO OPT SEP23	6.00 USD	08/28/23	27,740	27,740	4,803	23	(4,780)
NAT GAS EURO OPT SEP23	8.00 USD	08/28/23	83,220	83,220	12,308	21	(12,287)
NAT GAS EURO OPT SEP23	9.50 USD	08/28/23	1,109,600	1,109,600	28,107	120	(27,987)
NAT GAS EURO OPT SEP23	10.50 USD	08/28/23	1,109,600	1,109,600	21,107	80	(21,027)
NAT GAS EURO OPT SEP24	5.00 USD	08/27/24	33,760	33,760	1,122	1,473	351
NAT GAS EURO OPT SEP25	4.25 USD	08/26/25	374,700	374,700	87,777	53,580	(34,197)
NAT GAS EURO OPT SEP25	5.00 USD	08/26/25	2,622,900	2,622,900	478,687	253,680	(225,007)
PRIMARY ALUMNM OP AUG23	2,350.00 USD	08/02/23	1,250	1,250	41,719	6,938	(34,781)
PRIMARY ALUMNM OP SEP23	2,450.00 USD	09/06/23	2,500	2,500	260,922	21,600	(239,322)
S&P 500 EMINI OPTION MONTHLY 06/30/23 4450C	4,450.00 USD	06/30/23	435	435	478,739	830,415	351,676
S&P EMINI WED WEEK 07/05/23 4420C	4,420.00 USD	07/05/23	261	261	163,268	903,712	740,444
SILVER OPTION JUL24	30.00 USD	06/25/24	200,000	200,000	308,103	215,800	(92,303)
SILVER OPTION JUL24	70.00 USD	06/25/24	200,000	200,000	30,103	49,000	18,897

					$15,817,365	$9,519,783	$(6,297,582)

EXCHANGE-TRADED PUT OPTIONS — 0.2%
CORN FVA NOV23 28.95 PUT	28.95 USD	11/24/23	20,000	20,000	—	—	—
CRUDE OIL FUT OPT AUG23	66.00 USD	07/17/23	3,532,000	3,532,000	91,976	25,000	(66,976)
CRUDE OIL FUT OPT AUG23	70.00 USD	07/17/23	2,331,120	2,331,120	55,820	53,790	(2,030)
CRUDE OIL FUT OPT DEC23	40.00 USD	11/15/23	4,224,000	4,224,000	150,091	12,600	(137,491)
CRUDE OIL FUT OPT DEC24	43.00 USD	11/15/24	6,742,000	6,742,000	310,297	199,000	(111,297)
CRUDE OIL FUT OPT DEC24	46.00 USD	11/15/24	1,685,500	1,685,500	85,091	64,250	(20,841)
G3 10312023 P1.25 SEP23	1.25 USD	09/26/23	2,100,000	2,100,000	538,505	239,400	(299,105)
G3 10312023 P2.75 SEP23	2.75 USD	09/26/23	1,500,000	1,500,000	15,217	19,500	4,283
INVESCO QQQ TRUST SERIES	323.00 USD	09/15/23	65,400	65,400	277,437	136,032	(141,405)
INVESCO QQQ TRUST SERIES 1 SEP23	329.00 USD	09/15/23	13,100	13,100	53,321	31,571	(21,750)
NAT GAS EURO OPT APR24	2.75 USD	03/25/24	63,700	63,700	4,655	6,794	2,139
NAT GAS EURO OPT APR24	3.00 USD	03/25/24	1,847,300	1,847,300	272,155	263,610	(8,545)
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	27,980	27,980	103	75	(28)
NAT GAS EURO OPT AUG23	4.95 USD	07/26/23	419,700	419,700	138,040	321,750	183,710
NAT GAS EURO OPT AUG24	2.00 USD	07/26/24	272,320	272,320	8,221	7,072	(1,149)
NAT GAS EURO OPT AUG24	2.75 USD	07/26/24	68,080	68,080	4,655	5,566	911
NAT GAS EURO OPT AUG24	3.00 USD	07/26/24	1,974,320	1,974,320	272,155	215,586	(56,569)
NAT GAS EURO OPT DEC23	2.50 USD	11/27/23	20,645,400	20,645,400	881,182	648,090	(233,092)
NAT GAS EURO OPT DEC23	3.00 USD	11/27/23	2,897,600	2,897,600	242,014	213,200	(28,814)
NAT GAS EURO OPT DEC23	5.00 USD	11/27/23	1,086,600	1,086,600	310,580	468,120	157,540
NAT GAS EURO OPT JAN24	2.00 USD	12/26/23	13,856,400	13,856,400	232,461	126,360	(106,101)
NAT GAS EURO OPT JAN24	2.50 USD	12/26/23	9,430,050	9,430,050	441,154	257,985	(183,169)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JAN24	2.75 USD	12/26/23	1,732,050	1,732,050	$130,620	$76,095	$(54,525)
NAT GAS EURO OPT JAN24	3.00 USD	12/26/23	13,471,500	13,471,500	939,935	880,600	(59,335)
NAT GAS EURO OPT JUL24	2.00 USD	06/25/24	269,040	269,040	8,221	6,864	(1,357)
NAT GAS EURO OPT JUL24	2.75 USD	06/25/24	67,260	67,260	4,655	5,544	889
NAT GAS EURO OPT JUL24	3.00 USD	06/25/24	1,950,540	1,950,540	272,155	215,876	(56,279)
NAT GAS EURO OPT JUN24	2.75 USD	05/28/24	65,200	65,200	4,655	6,028	1,373
NAT GAS EURO OPT JUN24	3.00 USD	05/28/24	1,890,800	1,890,800	272,155	233,856	(38,299)
NAT GAS EURO OPT MAR24	3.15 USD	02/26/24	175,150	175,150	26,563	26,045	(518)
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	63,340	63,340	4,655	6,764	2,109
NAT GAS EURO OPT MAY24	3.00 USD	04/25/24	1,836,860	1,836,860	272,155	259,956	(12,199)
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21,192,600	21,192,600	867,022	419,760	(447,262)
NAT GAS EURO OPT NOV23	5.00 USD	10/26/23	963,300	963,300	310,580	547,920	237,340
NAT GAS EURO OPT OCT23	1.00 USD	09/26/23	4,555,200	4,555,200	86,827	10,720	(76,107)
NAT GAS EURO OPT OCT23	1.25 USD	09/26/23	142,350	142,350	2,313	615	(1,698)
NAT GAS EURO OPT OCT23	2.50 USD	09/26/23	2,533,830	2,533,830	348,748	182,984	(165,764)
NAT GAS EURO OPT OCT24	2.00 USD	09/25/24	276,240	276,240	8,221	8,048	(173)
NAT GAS EURO OPT OCT24	2.75 USD	09/25/24	69,060	69,060	4,655	5,926	1,271
NAT GAS EURO OPT OCT24	3.00 USD	09/25/24	2,002,740	2,002,740	272,155	226,026	(46,129)
NAT GAS EURO OPT SEP23	1.00 USD	08/28/23	4,438,400	4,438,400	56,427	3,680	(52,747)
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	1,248,300	1,248,300	42,420	19,530	(22,890)
NAT GAS EURO OPT SEP23	2.40 USD	08/28/23	138,700	138,700	9,113	6,380	(2,733)
NAT GAS EURO OPT SEP24	2.00 USD	08/27/24	270,080	270,080	8,221	7,792	(429)
NAT GAS EURO OPT SEP24	2.75 USD	08/27/24	67,520	67,520	4,655	5,910	1,255
NAT GAS EURO OPT SEP24	3.00 USD	08/27/24	1,958,080	1,958,080	272,155	226,896	(45,259)
NAT GAS EURO OPT AUG23	2.40 USD	07/26/23	27,980	27,980	943	409	(534)
PHE 08312023 P0.75 JUL23	0.75 USD	07/26/23	800,000	800,000	17,773	880	(16,893)
PHE 08312023 P1.25 JUL23	1.25 USD	07/26/23	800,000	800,000	27,373	1,200	(26,173)
PHE 09302023 P0.75 AUG23	0.75 USD	08/28/23	800,000	800,000	17,773	640	(17,133)
PHE 09302023 P1.25 AUG23	1.25 USD	08/28/23	800,000	800,000	27,373	3,760	(23,613)
PHE 10312023 P0.75 SEP23	0.75 USD	09/26/23	800,000	800,000	17,773	3,200	(14,573)
PHE 10312023 P1.25 SEP23	1.25 USD	09/26/23	800,000	800,000	27,373	9,840	(17,533)
PRIMARY ALUMNM OP AUG23	2,100.00 USD	08/02/23	3,750	3,750	89,168	115,313	26,145
PRIMARY ALUMNM OP AUG23	2,150.00 USD	08/02/23	1,250	1,250	32,952	65,900	32,948
VIX US JUL 23	15.00 USD	07/19/23	2,175	2,175	66,338	210,975	144,637

					$8,939,250	$7,117,283	$(1,821,967)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC CALL OPTIONS — 0.1%
Cap Call 0.50 Jan24	Morgan Stanley Capital Services LLC	0.50 USD	01/10/24	2,930,400,000	2,930,400,000	$3,080,000	$652,600	$(2,427,400)
CDX IG40 CALL 65 8/16/23	Citigroup Global Markets, Inc.	65.00 USD	08/16/23	376,840,000	376,840,000	286,398	2,864	(283,534)
DO-USDCNH(USD) 12/14/23 7.25C	Citibank N.A.	7.25 USD	12/14/23	2,610,000	2,610,000	247,950	912,696	664,746
EO-USDZAR(USD) 09/28/23 19.25C	Tullett Prebon	19.25 USD	09/28/23	95,700,000	95,700,000	1,626,900	2,212,086	585,186
iShares China Large-Cap ETF Call 27.85 08/18/23	Goldman Sachs Co., LLC	27.85 USD	08/18/23	1,884,294	1,884,294	1,130,576	1,435,234	304,658
iShares China Large-Cap ETF Call 34.85 08/18/23	Bank of America N.A.	34.85 USD	08/18/23	1,463,040	1,463,040	1,521,562	27,608	(1,493,954)
iShares China Large-Cap ETF Call 38.85 12/15/23	Goldman Sachs Co., LLC	38.85 USD	12/15/23	1,146,566	1,146,566	1,868,903	97,389	(1,771,514)
LME Copper 3Mo Call	Morgan Stanley & Co. LLC	16,500.00 USD	12/04/24	7,500	7,500	2,430,000	233,984	(2,196,016)
LME Nickel 3Mo Call	Morgan Stanley & Co. LLC	40,000.00 USD	12/04/24	1,260	1,260	2,431,800	542,355	(1,889,445)
Russell 2000 Index Call 3 12/15/23	Bank of America N.A.	3.00 USD	12/15/23	69,520,000	69,520,000	2,120,360	41,156	(2,079,204)
Russell 2000 Index Call 3 7/21/23	Citibank N.A.	3.00 USD	07/21/23	79,999,999	79,999,999	2,200,000	80	(2,199,920)
XAGUSD 08 SEP 23 C32.5 SEP23	J P Morgan Securities, Inc.	32.50 USD	09/08/23	125,000	125,000	25,000	3,100	(21,900)

						$18,969,449	$6,161,152	$(12,808,297)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC PUT OPTIONS — 0.2%
CDX IG40 PUT 80 9/20/23	Barclays Capital, Inc.	80.00 USD	09/20/23	30,210,000	30,210,000	$66,715	$28,817	$(37,898)
CDX IG40 PUT 95 9/20/23	Morgan Stanley & Co., LLC	95.00 USD	09/20/23	30,210,000	30,210,000	35,749	13,002	(22,747)
DO-EURJPY(EUR) 08/16/23 140P	Goldman Sachs International	140.00 EUR	08/16/23	2,175,000	2,175,000	148,843	24,463	(124,380)
DO-EURJPY(EUR) 08/16/23 140P	Citibank N.A.	140.00 EUR	08/16/23	2,175,000	2,175,000	152,387	24,463	(127,924)
DO-EURUSD(EUR) 08/17/23 1.0375P	Goldman Sachs International	1.04 EUR	08/17/23	3,400,000	3,400,000	251,389	84,515	(166,874)
EO-EURUSD(EUR) 07/07/23 1.084P	Goldman Sachs International	1.08 EUR	07/07/23	174,000,000	174,000,000	259,254	209,919	(49,335)
FTSE 100 IDX 7445.76 P / GBP/US 12/15/23 7445.76P	JPMorgan Chase Bank, N.A.	7,445.76 USD	12/15/23	1,479,000	1,479,000	101,903	97,802	(4,101)
FTSE 100 INDEX SEP 23 6700P KO	JPMorgan Chase Bank, N.A.	6,700.00 GBP	09/15/23	4,370	4,370	176,812	60,279	(116,533)
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 5% Receive SOFR 1Y BISL Adjst RFR	Barclays Bank Plc	5.00 USD	12/20/23	1,999,976,000	1,999,976,000	2,199,974	7,898,246	5,698,272
NIKKEI 225 INDEX KO 12/08/23 29881.56P	JPMorgan Chase Bank, N.A.	29,881.56 JPY	12/08/23	279,744	279,744	282,364	276,787	(5,577)
SPX DUAL DIGITAL BARRIER 07/21/23 3804.18P SPDR GO	Goldman Sachs International	3,804.18 USD	07/21/23	656,000	656,000	64,944	65	(64,879)
SPX KO 09/15/23 3710.385P BZY0	JPMorgan Chase Bank, N.A.	3,710.39 USD	09/15/23	20,618	20,618	314,497	47,322	(267,175)
SPX KO 12/15/23 3886P	Citibank N.A.	3,886.00 USD	12/15/23	30,221	30,221	482,932	194,928	(288,004)
USD JPY Digital FX Option Put at 114.25 12/20/23	Bank of America N.A.	114.25 USD	12/20/23	6,160,000	6,160,000	609,224	73,595	(535,629)
USD JPY Digital FX Option Put at 120 7/20/23	Bank of America N.A.	120.00 USD	07/20/23	6,160,000	6,160,000	1,207,360	480	(1,206,880)
USD ZAR FX Option Put 16 10/3/23	Deutsche Bank AG	16.00 USD	10/03/23	9,328,000	9,328,000	1,100,000	87,497	(1,012,503)
USD ZAR FX Option Put 16 10/3/23	Bank of America N.A.	16.00 USD	10/03/23	13,923,360	13,923,360	1,099,945	130,601	(969,344)

						$8,554,292	$9,252,781	$698,489

Total Purchased Options Outstanding						$52,280,356	$32,050,999	$(20,229,357)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (p) — 2.6%
Barclays Capital, Inc., 2.00%, dated 01/30/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $291,484) (q)	307,752	$307,752
Barclays Capital, Inc., 2.00%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,358,903) (q)	1,430,266	1,430,266
Barclays Capital, Inc., 2.00%, dated 02/01/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $988,441) (q)	1,042,315	1,042,315
Barclays Capital, Inc., 2.00%, dated 05/18/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,808,342) (q)	1,882,948	1,882,948
Barclays Capital, Inc., 2.50%, dated 05/17/2023, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $564,329) (q)	522,201	522,201
Barclays Capital, Inc., 2.50%, dated 05/18/2023, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $338,763) (q)	314,402	314,402
Barclays Capital, Inc., 2.50%, dated 10/04/2022, due On Demand (collateralized by China International Bond, 1.20% due 10/21/2030, market value $831,240) (q)	857,269	857,269
Barclays Capital, Inc., 3.00%, dated 06/01/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $509,065) (q)	519,836	519,836
Barclays Capital, Inc., 3.00%, dated 07/22/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,598,320) (q)	1,663,862	1,663,862
Barclays Capital, Inc., 3.25%, dated 07/15/2022, due On Demand (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $1,917,443) (q)	2,004,128	2,004,128
Barclays Capital, Inc., 3.30%, dated 06/22/2023, due 07/27/2023 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $4,512,815)	4,730,347	4,730,347
Barclays Capital, Inc., 3.30%, dated 06/22/2023, due 07/27/2023 (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $9,806,955)	10,548,985	10,548,985
Barclays Capital, Inc., 3.75%, dated 02/03/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $7,005,504) (q)	7,898,709	7,898,709
Barclays Capital, Inc., 4.35%, dated 05/15/2023, due On Demand (collateralized by Turkey Government Bond, 5.75% due 03/22/2024, market value $1,208,107) (q)	1,222,577	1,222,577
Barclays Capital, Inc., 4.40%, dated 05/10/2023, due On Demand (collateralized by Indonesian International Bond, 7.75% due 01/17/2038, market value $1,705,487) (q)	1,859,857	1,859,857
Barclays Capital, Inc., 4.70%, dated 01/10/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $496,417) (q)	503,520	503,520
Barclays Capital, Inc., 4.70%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $421,981) (q)	440,264	440,264
Barclays Capital, Inc., 4.70%, dated 06/27/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,681,843) (q)	1,732,870	1,732,870
Barclays Capital, Inc., 4.75%, dated 01/04/2023, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $377,650) (q)	377,638	377,638
Barclays Capital, Inc., 4.75%, dated 01/10/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,115,479) (q)	2,206,051	2,206,051
Barclays Capital, Inc., 4.75%, dated 01/13/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $987,100) (q)	1,036,489	1,036,489
Barclays Capital, Inc., 4.75%, dated 02/02/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1,394,899) (q)	1,557,917	1,557,917
Barclays Capital, Inc., 4.75%, dated 03/22/2023, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $2,556,400) (q)	2,577,892	2,577,892
Barclays Capital, Inc., 4.75%, dated 05/24/2023, due On Demand (collateralized by Peru International Bond, 6.55% due 03/14/2037, market value $696,640) (q)	704,911	704,911
Barclays Capital, Inc., 4.75%, dated 05/25/2023, due On Demand (collateralized by Kazakhstan International Bond, 4.88% due 10/14/2044, market value $983,700) (q)	1,010,959	1,010,959
Barclays Capital, Inc., 4.75%, dated 06/09/2023, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $3,797,930) (q)	4,038,322	4,038,322
Barclays Capital, Inc., 4.75%, dated 06/16/2023, due On Demand (collateralized by Brazilian International Bond, 4.63% due 01/13/2028, market value $999,287) (q)	1,058,426	1,058,426
Barclays Capital, Inc., 4.75%, dated 44875, due On Demand (collateralized by Peru International Bond, 6.55% due 03/14/2037, market value $206,080) (q)	193,576	193,576
Barclays Capital, Inc., 4.75%, dated 44917, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $2,807,890) (q)	2,835,330	2,835,330

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.75%, dated 44924, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,227,653) (q)	1,229,591	$1,229,591
Barclays Capital, Inc., 4.80%, dated 05/15/2023, due On Demand (collateralized by Turkey Government Bond, 5.60% due 11/14/2024, market value $262,763) (q)	263,110	263,110
Barclays Capital, Inc., 4.80%, dated 06/21/2023, due On Demand (collateralized by Brazilian International Bond, 4.63% due 01/13/2028, market value $3,557,113) (q)	3,762,317	3,762,317
Barclays Capital, Inc., 4.85%, dated 04/28/2023, due On Demand (collateralized by Saudi Arabian International Bond, 4.63% due 10/04/2047, market value $1,215,441) (q)	1,283,032	1,283,032
JPMorgan Chase Bank, N.A., 2.00%, dated 05/04/2023, due On Demand (collateralized by China International Bond, 2.13% due 12/03/2029, market value $4,411,633) (q)	4,930,473	4,930,473
JPMorgan Chase Bank, N.A., 3.25%, dated 05/04/2023, due On Demand (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,460,346) (q)	3,677,335	3,677,335
JPMorgan Chase Bank, N.A., 3.75%, dated 05/04/2023, due On Demand (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $10,002,553) (q)	10,636,717	10,636,717
JPMorgan Chase Bank, N.A., 3.75%, dated 05/04/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $1,068,962) (q)	1,164,014	1,164,014
JPMorgan Chase Bank, N.A., 4.00%, dated 05/04/2023, due On Demand (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,689,876) (q)	1,840,440	1,840,440
JPMorgan Chase Bank, N.A., 4.25%, dated 05/04/2023, due On Demand (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $4.478,676) (q)	4,743,081	4,743,081
JPMorgan Chase Bank, N.A., 4.40%, dated 05/04/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1.307.254) (q)	1,378,204	1,378,204
JPMorgan Chase Bank, N.A., 4.45%, dated 04/27/2023, due On Demand (collateralized by Saudi Arabian International Bond, 4.63% due 10/04/2047, market value $1,215,441) (q)	1,309,757	1,309,757
JPMorgan Chase Bank, N.A., 4.45%, dated 05/04/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $845,820) (q)	919,358	919,358
JPMorgan Chase Bank, N.A., 4.45%, dated 05/04/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $988,029) (q)	1,073,932	1,073,932
JPMorgan Chase Bank, N.A., 4.45%, dated 05/04/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $817,034) (q)	861,377	861,377
JPMorgan Chase Bank, N.A., 4.50%, dated 05/11/2023, due On Demand (collateralized by Indonesian International Bond, 7.75% due 01/17/2038, market value $511,896) (q)	559,007	559,007
JPMorgan Chase Bank, N.A., 4.75%, dated 04/04/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $726,536) (q)	771,225	771,225
JPMorgan Chase Bank, N.A., 4.75%, dated 04/20/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $1,552,971) (q)	1,627,546	1,627,546
JPMorgan Chase Bank, N.A., 4.75%, dated 05/04/2023, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $640,260) (q)	679,642	679,642
JPMorgan Chase Bank, N.A., 4.75%, dated 05/04/2023, due On Demand (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $2,557,257) (q)	2,765,773	2,765,773
JPMorgan Chase Bank, N.A., 4.75%, dated 05/15/2023, due On Demand (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $1,427,236) (q)	1,535,869	1,535,869
JPMorgan Chase Bank, N.A., 4.75%, dated 05/25/2023, due On Demand (collateralized by Peru International Bond, 6.55% due 03/14/2037, market value $1,683,360) (q)	1,739,639	1,739,639
JPMorgan Chase Bank, N.A., 4.90%, dated 05/04/2023, due On Demand (collateralized by Brazilian International Bond, 5.00% due 01/27/2045, market value $643,762) (q)	696,513	696,513
JPMorgan Chase Bank, N.A., 5.02%, dated 06/28/2023, due 07/05/2023 (collateralized by US Treasury Notes, 3.63% due 05/31/2028, market value $3,015,853) (m)	3,055,382	3,055,382

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 5.08%, dated 06/28/2023, due 07/05/2023 (collateralized by US Treasury Notes, 3.00% due 08/15/2052, market value $2,439,152)	2,494,389	$2,494,389

TOTAL REPURCHASE AGREEMENTS (COST $112,077,342)	112,077,342	$112,077,342

TOTAL INVESTMENTS IN SECURITIES — 115.6% (COST $4,997,521,946)		4,929,824,929

TOTAL SECURITIES SOLD SHORT — (25.9)% (PROCEEDS $1,096,686,716)		(1,104,766,691)

Other Assets (r) — 10.3%		440,481,516

Net Assets — 100.0%		$4,265,539,754

SECURITIES SOLD SHORT — (25.9)%
COMMON STOCK — (11.3)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	1,700	$(16,626)

Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	100	(2,109)
Caledonia Mining Corp. PLC	200	(2,324)

		(4,433)

Software & Technology Services — (0.0)%
Lesaka Technologies, Inc. (a)	800	(3,048)

Total Africa		(24,107)

Asia — (0.6)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	10,200	(710,940)
KB Financial Group, Inc., ADR	3,900	(141,960)
Mitsubishi UFJ Financial Group, Inc., ADR	90,100	(664,037)
Shinhan Financial Group Co., Ltd., ADR	2,500	(65,150)
Sumitomo Mitsui Financial Group, Inc., ADR	48,100	(413,660)

		(1,995,747)

Consumer Discretionary Products — (0.1)%
Ezgo Technologies Ltd. (a)	800	(1,312)
Gogoro, Inc. (a)	4,000	(13,800)
Honda Motor Co., Ltd., ADR	9,500	(287,945)
NIO, Inc., ADR (a)	38,700	(375,003)
Polestar Automotive Holding UK PLC, Class A ADR (a)	56,200	(214,684)
Toyota Motor Corp., ADR	2,300	(369,725)
XPeng, Inc., ADR (a)	400	(5,368)

		(1,267,837)

Consumer Discretionary Services — (0.1)%
H World Group Ltd., ADR (a)	15,900	(616,602)
Meta Data Ltd., ADR (a)	500	(535)
Meten Holding Group Ltd. (a)	1,620	(299)
Skillful Craftsman Education Technology Ltd. (a)	800	(1,104)
Tarena International, Inc., ADR (a)	133	(319)
Tuniu Corp., ADR (a)	4,300	(7,095)
Yum China Holdings, Inc.	17,500	(988,750)

		(1,614,704)

Consumer Staple Products — (0.0)%
Farmmi, Inc. (a)	3,156	(1,294)
RLX Technology, Inc., ADR (a)	56,300	(99,651)
TDH Holdings, Inc. (a)	660	(746)

		(101,691)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Financial Services — (0.0)%
Bit Digital, Inc. (a)	22,300	$(90,538)
Jianpu Technology, Inc., ADR (a)	400	(440)
Lufax Holding Ltd., ADR	27,200	(38,896)
Nomura Holdings, Inc., ADR	3,500	(13,405)
ORIX Corp., ADR	100	(9,121)
Qifu Technology, Inc., ADR	2,900	(50,112)
Qudian, Inc., ADR (a)	8,100	(16,200)
SOS Ltd., ADR (a)	704	(2,922)
Up Fintech Holding Ltd., ADR (a)	2,800	(7,952)

		(229,586)

Health Care — (0.0)%
Aesthetic Medical International Holdings Group Ltd., ADR (a)	300	(309)
Anpac Bio-Medical Science Co., Ltd., ADR (a)	295	(1,248)
BeiGene Ltd., ADR (a)	2,900	(517,070)
Burning Rock Biotech Ltd., ADR (a)	1,000	(2,180)
Hutchmed China Ltd., ADR (a)	900	(10,800)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(544)
Qilian International Holding Group Ltd.	300	(258)
Scilex Holding Co. (a)	11,154	(62,128)
Takeda Pharmaceutical Co., Ltd., ADR	1,100	(17,281)
Zai Lab Ltd., ADR (a)	800	(22,184)

		(634,002)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	715	(1,523)
EHang Holdings Ltd., ADR (a)	11,600	(175,972)
Full Truck Alliance Co., Ltd., ADR (a)	109,700	(682,334)
Grindrod Shipping Holdings Ltd.	1,000	(8,475)
MingZhu Logistics Holdings Ltd. (a)	1,200	(1,049)
Pop Culture Group Co., Ltd., Class A (a)	600	(300)

		(869,653)

Insurance — (0.0)%
Huize Holding Ltd., ADR (a)	300	(411)
Prudential PLC, ADR	3,500	(99,120)
TIAN RUIXIANG Holdings Ltd., Class A (a)	40	(54)

		(99,585)

Materials — (0.0)%
Ikonics Corp. (a),(c)	100	0
Origin Agritech Ltd. (a)	300	(1,230)
POSCO Holdings, Inc., ADR	2,200	(162,690)
Tantech Holdings Ltd. (a)	387	(1,022)
ZK International Group Co., Ltd. (a)	1,200	(876)

		(165,818)

Media — (0.1)%
Baidu, Inc., ADR (a)	2,200	(301,202)
Baosheng Media Group Holding Ltd. (a)	39	(306)
Bilibili, Inc., ADR (a)	15,700	(237,070)
Dada Nexus Ltd., ADR (a)	5,400	(28,674)
DouYu International Holdings Ltd., ADR (a)	400	(420)
FingerMotion, Inc. (a)	700	(2,093)
Grab Holdings Ltd., Class A (a)	330,800	(1,134,644)
iClick Interactive Asia Group Ltd., ADR (a)	250	(350)
MakeMyTrip Ltd. (a)	4,900	(132,202)
NetEase, Inc., ADR	12,600	(1,218,294)
Pintec Technology Holdings Ltd., ADR (a)	300	(285)
So-Young International, Inc., ADR (a)	500	(920)
Sohu.com Ltd., ADR (a)	500	(5,510)
The9 Ltd., ADR (a)	4,300	(3,158)
Trip.com Group Ltd., ADR (a)	63,000	(2,205,000)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Uxin Ltd., ADR (a)	9,280	$(15,219)
Zhihu, Inc., ADR (a)	24,700	(27,911)

		(5,313,258)

Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	2,300	(790)

Real Estate — (0.0)%
Fangdd Network Group Ltd., ADR (a)	40	(35)
FLJ Group Ltd., ADR (a)	2,200	(654)

		(689)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR (a)	17,700	(702,690)
Emeren Group Ltd., ADR (a)	7,400	(28,046)
JinkoSolar Holding Co., Ltd., ADR (a)	10,500	(465,990)

		(1,196,726)

Retail & Wholesale - Discretionary — (0.2)%
ATRenew, Inc., ADR (a)	3,032	(8,853)
Boqii Holding Ltd., ADR (a)	333	(556)
Coupang, Inc. (a)	103,500	(1,800,900)
DingDong Cayman Ltd., ADR (a)	13,300	(41,097)
Future Fintech Group, Inc. (a)	260	(338)
JX Luxventure Ltd. (a)	100	(224)
Kaixin Auto Holdings (a)	3,000	(930)
LightInTheBox Holding Co., Ltd., ADR (a)	300	(354)
Moxian BVI, Inc. (a)	800	(720)
Pinduoduo, Inc., ADR (a)	1,100	(76,054)
Sea Ltd., ADR (a)	87,300	(5,066,892)
Yatsen Holding Ltd., ADR (a)	19,500	(19,695)

		(7,016,613)

Retail & Wholesale - Staples — (0.0)%
Meiwu Technology Co., Ltd. (a)	200	(35)

Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	625	(590)
BIT Mining Ltd., ADR (a)	2,650	(7,155)
Bit Origin Ltd. (a)	76	(154)
Borqs Technologies, Inc. (a)	5,700	(946)
Datasea, Inc. (a)	500	(459)
Gaotu Techedu, Inc., ADR (a)	34,100	(98,549)
Kingsoft Cloud Holdings Ltd., ADR (a)	28,800	(175,680)
Link Motion, Inc., ADR (a),(c)	11,000	0
Metalpha Technology Holding Ltd. (a)	400	(496)
OneConnect Financial Technology Co., Ltd., ADR (a)	1,440	(4,752)
Powerbridge Technologies Co., Ltd. (a)	1,800	(1,620)
Qutoutiao, Inc., ADR (a)	1,160	(211)
Sify Technologies Ltd., ADR (a)	500	(940)
Taoping, Inc. (a)	200	(134)
TaskUS, Inc., Class A (a)	1,500	(16,980)
TDCX, Inc., ADR (a)	1,200	(9,492)
Tuya, Inc., ADR (a)	10,000	(18,900)
WiMi Hologram Cloud, Inc., ADR (a)	4,600	(5,060)
Youdao, Inc., ADR (a)	3,300	(15,906)

		(358,024)

Tech Hardware & Semiconductors — (0.0)%
Canaan, Inc., ADR (a)	51,100	(108,843)
Ebang International Holdings, Inc., Class A (a)	373	(2,574)
Himax Technologies, Inc., ADR	4,300	(29,025)
Sony Group Corp., ADR	12,200	(1,098,488)

		(1,238,930)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	9,800	$(70,168)
Chunghwa Telecom Co., Ltd., ADR	1,100	(41,019)
GDS Holdings Ltd., ADR (a)	18,700	(205,513)
KT Corp., ADR	21,300	(240,690)
SK Telecom Co., Ltd., ADR	3,000	(58,530)
Telkom Indonesia Persero Tbk PT, ADR	3,500	(93,345)
Vnet Group, Inc., ADR (a)	33,300	(96,570)

		(805,835)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	4,800	(8,496)
Korea Electric Power Corp., ADR (a)	4,000	(31,000)
ReNew Energy Global PLC, Class A (a)	16,400	(89,872)

		(129,368)

Total Asia		(23,038,891)

Europe — (0.3)%
Banking — (0.1)%
Barclays PLC, ADR	40,800	(320,688)
Deutsche Bank AG	39,700	(418,041)
HSBC Holdings PLC, ADR	43,400	(1,719,508)
ING Groep NV, ADR	13,200	(177,804)
Lloyds Banking Group PLC, ADR	18,700	(41,140)
NatWest Group PLC, ADR	2,000	(12,240)

		(2,689,421)

Biotechnology & Pharmaceuticals — (0.0)%
Amryt Pharma PLC (a),(c)	2,000	(50)
Amryt Pharma PLC (a),(c)	2,000	(50)

		(100)

Consumer Discretionary Products — (0.0)%
Sono Group NV (a)	30,500	(8,876)

Consumer Discretionary Services — (0.0)%
InterContinental Hotels Group PLC, ADR	600	(42,270)
Manchester United PLC, Class A	4,300	(104,834)
Sportradar Holding AG, Class A (a)	200	(2,580)

		(149,684)

Consumer Staple Products — (0.1)%
Anheuser-Busch InBev SA, ADR	28,400	(1,610,848)
Unilever PLC, ADR	34,100	(1,777,633)

		(3,388,481)

Financial Services — (0.0)%
UBS Group AG	40,165	(814,145)

Health Care — (0.1)%
AC Immune SA (a)	100	(295)
ADC Therapeutics SA (a)	900	(1,935)
Alcon, Inc.	600	(49,266)
Aptorum Group Ltd., Class A (a)	30	(83)
Ascendis Pharma AS, ADR (a)	6,200	(553,350)
BioNTech SE, ADR (a)	8,900	(960,577)
Centogene NV (a)	2,100	(3,150)
CureVac NV (a)	10,500	(109,410)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Galapagos NV, ADR (a)	400	$(16,264)
GH Research PLC (a)	500	(5,933)
ICON PLC, ADR (a)	7,200	(1,801,440)
InflaRx NV (a)	2,500	(11,150)
Koninklijke Philips NV (a),(d)	2,735	(59,322)
Mereo Biopharma Group PLC, ADR (a)	16,100	(21,252)
Molecular Partners AG, ADR (a)	100	(611)
NuCana PLC, ADR (a)	1,300	(1,027)
Olink Holding AB, ADR (a)	1,700	(31,875)
Trinity Biotech PLC, ADR (a)	800	(772)
uniQure NV (a)	800	(9,168)

		(3,636,880)

Industrial Products — (0.0)%
Arrival SA (a)	8	(27)
Wallbox NV (a)	9,700	(34,338)

		(34,365)

Industrial Services — (0.0)%
Cimpress PLC (a)	900	(53,532)
Costamare, Inc.	10,500	(101,535)
Diana Shipping, Inc.	6,300	(23,247)
Global Ship Lease, Inc., Class A	1,700	(32,980)
KNOT Offshore Partners LP	800	(3,952)
Rentokil Initial PLC, ADR	4,400	(171,644)
Ryanair Holdings PLC, ADR (a)	4,100	(453,460)
Safe Bulkers, Inc.	7,500	(24,450)
SFL Corp. Ltd.	300	(2,799)

		(867,599)

Insurance — (0.0)%
Aegon NV (d)	28,200	(142,974)

Materials — (0.0)%
Amcor PLC	1,800	(17,964)
Atlas Lithium Corp. (a)	700	(14,994)
Mercer International, Inc.	600	(4,842)

		(37,800)

Media — (0.0)%
Jumia Technologies AG, ADR (a)	34,800	(119,016)
Pearson PLC, ADR	200	(2,096)
Spark Networks SE, ADR (a)	1,000	(315)
WPP PLC, ADR	100	(5,228)

		(126,655)

Retail & Wholesale—Discretionary — (0.0)%
Cazoo Group Ltd. (a)	3,145	(3,711)
Farfetch Ltd., Class A (a)	126,900	(766,476)
MYT Netherlands Parent BV, ADR (a)	1,600	(6,400)

		(776,587)

Software & Technology Services — (0.0)%
Kaleyra, Inc. (a)	1,242	(8,371)
SAP SE, ADR	1,500	(205,215)
Sophia Genetics SA (a)	100	(448)

		(214,034)

Tech Hardware & Semiconductors — (0.0)%
Logitech International SA (a)	200	(11,880)
Nokia Oyj, ADR	20,400	(84,864)

		(96,744)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
National Grid PLC, ADR	3,900	$(262,587)

Total Europe		(13,246,932)

Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	700	(1,519)
Innoviz Technologies Ltd. (a)	3,300	(9,372)

		(10,891)

Consumer Discretionary Services — (0.0)%
NEOGAMES SA (a)	200	(5,224)

Health Care — (0.0)%
Collplant Biotechnologies Ltd., ADR (a)	100	(811)
InspireMD, Inc. (a)	73	(183)

		(994)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(41,792)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	13,160	(5,909)
ZIM Integrated Shipping Services Ltd.	200	(2,478)

		(8,387)

Materials — (0.0)%
Evogene Ltd. (a)	1,800	(1,926)

Media — (0.0)%
Innovid Corp. (a)	4,200	(4,578)
SimilarWeb Ltd. (a)	1,300	(8,528)
Taboola.com Ltd. (a)	8,700	(27,057)

		(40,163)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	200	(500)

Software & Technology Services — (0.0)%
Check Point Software Technologies Ltd. (a)	800	(100,496)
Cognyte Software Ltd. (a)	4,600	(28,014)
Nice Ltd., ADR (a)	200	(41,300)
Yalla Group Ltd., ADR (a)	1,300	(5,668)

		(175,478)

Tech Hardware & Semiconductors — (0.0)%
Ceragon Networks Ltd. (a)	3,600	(7,560)
Gilat Satellite Networks Ltd. (a)	700	(4,361)
Nano Dimension Ltd., ADR (a)	100	(289)
SuperCom Ltd. (a)	10	(10)

		(12,220)

Total Middle East		(297,575)

North America — (10.3)%
Banking — (2.2)%
Associated Banc-Corp.	300	(4,869)
Atlantic Union Bankshares Corp.	16,864	(437,621)
Axos Financial, Inc. (a)	177,884	(7,015,745)
Banc of California, Inc.	1,653	(19,142)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bancorp, Inc.	113,901	$(3,718,868)
Bank of Montreal	10,400	(939,224)
Bank of Nova Scotia	31,400	(1,571,256)
Bank of NT Butterfield & Son Ltd.	49,915	(1,365,674)
Bank OZK	181,822	(7,301,972)
Bankwell Financial Group, Inc.	4,433	(108,077)
Banner Corp.	16,521	(721,472)
Blue Ridge Bankshares, Inc.	7,267	(64,313)
BOK Financial Corp.	200	(16,156)
Byline Bancorp, Inc.	3,779	(68,362)
Canadian Imperial Bank of Commerce	46,092	(1,967,207)
Carver Bancorp, Inc. (a)	400	(1,080)
Citizens Financial Group, Inc.	23,773	(620,000)
City Holding Co.	35,616	(3,205,084)
Civista Bancshares, Inc.	7,909	(137,617)
Columbia Banking System, Inc.	16,500	(334,620)
Comerica, Inc.	2,830	(119,879)
Commerce Bancshares, Inc.	4,295	(209,166)
CrossFirst Bankshares, Inc.	48,848	(488,480)
Eagle Bancorp, Inc.	44,128	(933,748)
East West Bancorp, Inc. (b)	91,060	(4,807,057)
Enterprise Financial Services Corp.	5,806	(227,015)
Fifth Third Bancorp (b)	35,395	(927,703)
First Citizens BancShares, Inc., Class A (b)	1,500	(1,925,175)
First Financial Bancorp	100	(2,044)
First Foundation, Inc.	182,417	(724,195)
First Horizon Corp.	39,900	(449,673)
First Interstate BancSystem, Inc., Class A	3,000	(71,520)
FNB Corp.	5,100	(58,344)
Frost Bankers, Inc. (b)	16,960	(1,823,709)
Home BancShares, Inc.	20,449	(466,237)
HomeStreet, Inc.	136,957	(810,785)
Huntington Bancshares, Inc. (b)	255,101	(2,749,989)
Independent Bank Corp.	700	(31,157)
JPMorgan Chase & Co.	17,513	(2,547,091)
KeyCorp	2,321	(21,446)
M&T Bank Corp. (b)	29,492	(3,649,930)
New York Community Bancorp, Inc.	246,996	(2,776,235)
Old National Bancorp	45,303	(631,524)
PacWest Bancorp	128,023	(1,043,387)
Park National Corp.	100	(10,232)
Pathward Financial, Inc.	75,852	(3,516,499)
Preferred Bank	46,555	(2,560,059)
Prosperity Bancshares, Inc.	51,351	(2,900,304)
Regions Financial Corp. (b)	411,150	(7,326,693)
Royal Bank of Canada	34,157	(3,262,335)
Sandy Spring Bancorp, Inc.	31,464	(713,603)
ServisFirst Bancshares, Inc.	17,668	(722,975)
Simmons First National Corp., Class A	50,966	(879,163)
South State Corp.	79,694	(5,243,865)
TFS Financial Corp.	2,600	(32,682)
Toronto-Dominion Bank	25,600	(1,587,456)
Towne Bank	16,330	(379,509)
Triumph Bancorp, Inc.	11,321	(687,411)
Truist Financial Corp. (b)	15,051	(456,798)
Trustmark Corp.	50,290	(1,062,125)
UMB Financial Corp.	200	(12,180)
United Bankshares, Inc.	1,700	(50,439)
United Community Banks, Inc.	3,800	(94,962)
Valley National Bancorp	5,000	(38,750)
Veritex Holdings, Inc.	104,421	(1,872,269)
Washington Federal, Inc.	1,000	(26,520)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	15,200	$(573,800)
Westamerica BanCorp	2,449	(93,797)
Western Alliance Bancorp	23,594	(860,473)
WSFS Financial Corp.	2,700	(101,844)
Zions BanCorp.	3,355	(90,115)

		(92,270,706)

Biotechnology & Pharmaceuticals — (0.0)%
Congent Biosciences, Inc. (a),(c)	1,000	0
Contra Gemini Therapeutics, Inc. (a),(c)	1,300	0
Neurobo Pharmaceuticals, Inc. (a),(c)	92	(29)

		(29)

Consumer Discretionary Products — (0.3)%
Adient PLC (a)	1,900	(72,808)
Aterian, Inc. (a)	11,200	(5,152)
Aurora Innovation, Inc. (a)	34,000	(99,960)
BRP, Inc.	100	(8,460)
Canoo, Inc. (a)	9,200	(4,411)
Carter’s, Inc.	9,700	(704,220)
CBAK Energy Technology, Inc. (a)	3,300	(4,026)
Century Communities, Inc.	1,600	(122,592)
Cepton, Inc. (a)	5,000	(2,425)
Columbia Sportswear Co.	200	(15,448)
DR Horton, Inc.	29,000	(3,529,010)
Dream Finders Homes, Inc., Class A (a)	2,100	(51,639)
Fisker, Inc. (a)	17,000	(95,880)
Fox Factory Holding Corp. (a)	1,200	(130,212)
Gildan Activewear, Inc.	10,100	(325,624)
Goodyear Tire & Rubber Co. (a)	6,600	(90,288)
Hanesbrands, Inc.	47,600	(216,104)
Holley, Inc. (a)	6,300	(25,767)
iRobot Corp. (a)	5,000	(226,250)
LCI Industries	1,900	(240,084)
Lennar Corp., Class A	17,700	(2,217,987)
LGI Homes, Inc. (a)	2,700	(364,203)
Lordstown Motors Corp., Class A (a)	1,234	(2,627)
Lucid Group, Inc. (a)	17,100	(117,819)
Luminar Technologies, Inc. (a)	51,200	(352,256)
Magna International, Inc.	1,100	(62,084)
Meritage Homes Corp.	1,000	(142,270)
Microvast Holdings, Inc. (a)	27,000	(43,200)
NIKE, Inc., Class B	582	(64,235)
PLBY Group, Inc. (a)	22,264	(37,404)
Purple Innovation, Inc.	100	(278)
Rivian Automotive, Inc., Class A (a)	146,000	(2,432,360)
SES AI Corp. (a)	5,000	(12,200)
Skyline Champion Corp. (a)	3,300	(215,985)
Smith & Wesson Brands, Inc.	4,700	(61,288)
Solid Power, Inc. (a)	200	(508)
Tapestry, Inc.	100	(4,280)
Taylor Morrison Home Corp., Class A (a)	300	(14,631)
Tempur Sealy International, Inc.	2,000	(80,140)
Tesla, Inc. (a),(b)	1,620	(424,067)
Thor Industries, Inc.	6,000	(621,000)
Topgolf Callaway Brands Corp. (a)	3,300	(65,505)
Torrid Holdings, Inc. (a)	2,600	(7,306)
Traeger, Inc. (a)	7,200	(30,600)
Vinco Ventures, Inc. (a)	3,520	(4,294)
Visteon Corp. (a)	800	(114,888)
Volcon, Inc. (a)	1,300	(741)
Winnebago Industries, Inc.	7,600	(506,844)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Worksport Ltd. (a)	1,100	$(2,651)
XPEL, Inc. (a)	1,700	(143,174)

		(14,117,185)

Consumer Discretionary Services — (0.3)%
Bally’s Corp. (a)	5,700	(88,692)
Bird Global, Inc., Class A (a)	3,656	(7,385)
Brinker International, Inc. (a)	500	(18,300)
BurgerFi International, Inc. (a)	800	(1,256)
Caesars Entertainment, Inc. (a)	38,376	(1,956,025)
Cinemark Holdings, Inc. (a)	100	(1,650)
Darden Restaurants, Inc.	5,100	(852,108)
Dave & Buster’s Entertainment, Inc. (a)	15,100	(672,856)
F45 Training Holdings, Inc. (a)	10,500	(5,250)
Global Business Travel Group I (a)	600	(4,338)
Grand Canyon Education, Inc. (a)	2,000	(206,420)
Hall of Fame Resort & Entertainment Co. (a)	481	(5,026)
Hilton Grand Vacations, Inc. (a)	1,300	(59,072)
Honest Co., Inc. (The) (a)	9,000	(15,120)
Light & Wonder, Inc. (a)	1,300	(89,388)
Live Nation Entertainment, Inc.	6,486	(590,939)
Marriott Vacations Worldwide Corp.	2,100	(257,712)
Medifast, Inc.	100	(9,216)
MGM Resorts International	7,100	(311,832)
Papa John’s International, Inc.	600	(44,298)
Penn Entertainment, Inc. (a)	14,400	(346,032)
Planet Fitness, Inc., Class A (a)	1,400	(94,416)
Rent the Runway, Inc., Class A (a)	9,400	(18,612)
Restaurant Brands International, Inc.	17,600	(1,364,352)
Royal Caribbean Cruises Ltd.	20,600	(2,137,044)
SeaWorld Entertainment, Inc. (a),(b)	2,925	(163,829)
Service Corp. International	5,200	(335,868)
Six Flags Entertainment Corp. (a),(b)	31,273	(812,473)
Sonder Holdings, Inc. (a)	28,200	(14,960)
Sphere Entertainment Co. (a)	6,900	(188,991)
Strategic Education, Inc.	100	(6,784)
Super League Gaming, Inc. (a)	2,700	(1,027)
Texas Roadhouse, Inc.	600	(67,368)
Udemy, Inc. (a)	5,300	(56,869)
Upbound Group, Inc.	200	(6,226)
Vail Resorts, Inc.	900	(226,584)
Virgin Galactic Holdings, Inc. (a)	3,800	(14,744)
Wyndham Hotels & Resorts, Inc.	100	(6,857)
XWELL, Inc. (a)	1,100	(221)

		(11,060,140)

Consumer Staple Products — (0.2)%
22nd Century Group, Inc. (a)	21,800	(8,343)
Alkaline Water Co., Inc. (a)	1,080	(1,663)
AppHarvest, Inc. (a)	5,000	(1,850)
Aurora Cannabis, Inc. (a)	108,900	(58,218)
B&G Foods, Inc.	3,200	(44,544)
Beachbody Co., Inc. (The) (a)	6,900	(2,888)
Beauty Health Co. (The) (a)	2,000	(16,740)
Benson Hill, Inc. (a)	12,800	(16,640)
BRC, Inc., Class A (a)	10,400	(53,664)
Bright Green Corp. (a)	12,700	(12,827)
Brown-Forman Corp., Class B	1,100	(73,458)
Cal-Maine Foods, Inc.	300	(13,500)
Campbell Soup Co. (b)	8,417	(384,741)
Central Garden & Pet Co., Class A (a)	200	(7,292)
Clever Leaves Holdings, Inc. (a)	3,300	(668)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc. (b)	7,820	$(263,690)
Constellation Brands, Inc., Class A	15,300	(3,765,789)
Coty, Inc., Class A (a)	66,900	(822,201)
Cronos Group, Inc. (a)	27,200	(53,584)
Darling Ingredients, Inc. (a)	8,800	(561,352)
Dole PLC	1,300	(17,576)
Eastside Distilling, Inc. (a)	255	(813)
Energizer Holdings, Inc.	500	(16,790)
Farmer Bros Co. (a)	2,300	(6,371)
Flora Growth Corp. (a)	300	(714)
General Mills, Inc. (b)	3,151	(241,682)
Herbalife Ltd. (a)	2,300	(30,452)
Hershey Co.	2,538	(633,739)
Hormel Foods Corp.	6,000	(241,320)
IM Cannabis Corp. (a)	370	(335)
Ingredion, Inc.	500	(52,975)
J & J Snack Foods Corp.	100	(15,836)
Kellogg Co. (b)	1,135	(76,499)
Kraft Heinz Co. (b)	7,421	(263,446)
Krispy Kreme, Inc.	8,800	(129,624)
Lamb Weston Holdings, Inc.	9,200	(1,057,540)
Oatly Group AB, ADR (a)	5,400	(11,070)
Organigram Holdings, Inc. (a)	25,100	(9,789)
Pilgrim’s Pride Corp. (a)	12,600	(270,774)
Post Holdings, Inc. (a)	3,900	(337,935)
RiceBran Technologies (a)	80	(89)
Seneca Foods Corp., Class A (a)	100	(3,268)
Spectrum Brands Holdings, Inc.	4,500	(351,225)
Stryve Foods, Inc., Class A (a)	1,800	(1,102)
SunOpta, Inc. (a)	3,000	(20,070)
Tilray Brands, Inc., Class 2(a)	201,800	(314,808)
TreeHouse Foods, Inc. (a)	600	(30,228)
Upexi, Inc. (a)	100	(225)
Utz Brands, Inc.	3,800	(62,168)
Vintage Wine Estates, Inc. (a)	2,100	(1,797)
Whole Earth Brands, Inc. (a)	4,900	(19,698)
Zevia PBC, Class A (a)	1,600	(6,896)

		(10,390,506)

Financial Services — (1.0)%
AG Mortgage Investment Trust, Inc.	1,700	(10,404)
Ally Financial, Inc.	2,247	(60,691)
Altisource Portfolio Solutions SA (a)	2,100	(11,970)
American Express Co.	29,348	(5,112,422)
Ameriprise Financial, Inc.	100	(33,216)
Annaly Capital Management, Inc.	111,550	(2,232,116)
Apollo Commercial Real Estate Finance, Inc.	6,200	(70,184)
Apollo Global Management, Inc.	15,700	(1,205,917)
Applied Digital Corp. (a)	10,000	(93,500)
Arbor Realty Trust, Inc.	45,900	(680,238)
Ares Management Corp., Class A	7,300	(703,355)
Artisan Partners Asset Management, Inc., Class A	800	(31,448)
BlackRock, Inc.	2,646	(1,828,756)
Blackstone Mortgage Trust, Inc., Class A	59,500	(1,238,195)
Blue Owl Capital, Inc.	4,800	(55,920)
Bread Financial Holdings, Inc.	7,300	(229,147)
Brookfield Asset Management Ltd., Class A	5,200	(169,676)
Brookfield Business Corp., Class A	100	(1,888)
Brookfield Corp., Class A	63,167	(2,125,570)
Capital One Financial Corp.	37,561	(4,108,047)
Carlyle Group, Inc.	3,700	(118,215)
Chimera Investment Corp.	30,900	(178,293)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
CME Group, Inc.	20,245	$(3,751,196)
Compass Diversified Holdings	1,300	(28,197)
Contra CVR Catalyst (a),(c)	4,600	0
Dave, Inc. (a)	400	(2,132)
Discover Financial Services	44,790	(5,233,712)
Doma Holdings, Inc. (a)	600	(2,964)
Dynex Capital, Inc.	1,500	(18,885)
Ellington Financial, Inc.	9,400	(129,720)
Encore Capital Group, Inc. (a)	300	(14,586)
Enova International, Inc. (a)	22,929	(1,217,988)
Finance Of America Cos., Inc., Class A (a)	2,200	(4,202)
Flywire Corp.	11,095	(344,389)
Focus Financial Partners, Inc., Class A (a)	7,700	(404,327)
Forge Global Holdings, Inc. (a)	7,000	(17,010)
Franklin BSP Realty Trust, Inc.	3,600	(50,976)
FTAI Infrastructure, Inc.	8,000	(29,520)
Goldman Sachs Group, Inc.	1,100	(354,794)
Greenpro Capital Corp. (a)	580	(1,056)
Interactive Brokers Group, Inc., Class A	13,655	(1,134,321)
Invesco Mortgage Capital, Inc.	20	(229)
KKR & Co., Inc.	55,800	(3,124,800)
KKR Real Estate Finance Trust, Inc.	500	(6,085)
LendingClub Corp.	79,439	(774,530)
loanDepot, Inc., Class A (a)	9,200	(19,504)
LPL Financial Holdings, Inc.	2,300	(500,089)
Moelis & Co., Class A	2,900	(131,486)
Mogo, Inc. (a)	300	(210)
Mr. Cooper Group, Inc. (a)	6,300	(319,032)
Nasdaq, Inc.	2,578	(128,513)
Nelnet, Inc., Class A	400	(38,592)
NerdWallet, Inc., Class A (a)	700	(6,587)
New York Mortgage Trust, Inc.	12,925	(128,216)
Northern Trust Corp.	1,352	(100,237)
OMNIQ Corp. (a)	100	(404)
OneMain Holdings, Inc.	3,300	(144,177)
PennyMac Financial Services, Inc.	5,400	(379,674)
PennyMac Mortgage Investment Trust	14,800	(199,504)
Perella Weinberg Partners	1,300	(10,829)
Raymond James Financial, Inc.	2,900	(300,933)
Ready Capital Corp.	22,600	(254,928)
Redwood Trust, Inc.	17,200	(109,564)
Regional Management Corp.	13,134	(400,587)
Rithm Capital Corp.	73,200	(684,420)
Sculptor Capital Management, Inc.	1,100	(9,713)
SEI Investments Co.	1,600	(95,392)
Sesen Bio, Inc. (a),(c)	25,568	0
SLM Corp.	4,000	(65,280)
Starwood Property Trust, Inc.	66,400	(1,288,160)
State Street Corp.	800	(58,544)
Sunlight Financial Holdings, Inc. (a)	4,700	(1,363)
Two Harbors Investment Corp.	24,250	(336,590)
UWM Holdings Corp.	7,800	(43,680)
Walker & Dunlop, Inc.	400	(31,636)

		(42,732,631)

Health Care — (0.4)%
2seventy bio, Inc. (a)	1,000	(10,120)
Aadi Bioscience, Inc. (a)	500	(3,420)
Abeona Therapeutics, Inc. (a)	3,328	(13,412)
AcelRx Pharmaceuticals, Inc. (a)	970	(1,077)
Acer Therapeutics, Inc. (a)	2,100	(1,939)
Aceragen, Inc. (a)	1,035	(1,687)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Acurx Pharmaceuticals, Inc. (a)	300	$(795)
Acutus Medical, Inc. (a)	2,200	(1,954)
Adamis Pharmaceuticals Corp. (a)	40	(96)
AdaptHealth Corp. (a)	8,700	(105,879)
Adaptimmune Therapeutics PLC, ADR (a)	1,579	(1,461)
Adial Pharmaceuticals, Inc. (a)	1,600	(333)
Aditxt, Inc. (a)	1,000	(450)
Aerovate Therapeutics, Inc. (a)	200	(3,430)
Aeterna Zentaris, Inc. (a)	248	(635)
Agenus, Inc. (a)	22,200	(35,520)
AgeX Therapeutics, Inc. (a)	1,000	(893)
Agiliti, Inc. (a)	3,500	(57,750)
agilon health, Inc.	28,600	(495,924)
Agios Pharmaceuticals, Inc. (a)	2,700	(76,464)
Akebia Therapeutics, Inc. (a)	30,800	(28,182)
Akero Therapeutics, Inc. (a)	200	(9,338)
Akoya Biosciences, Inc. (a)	600	(4,434)
Align Technology, Inc. (a)	3,700	(1,308,468)
Allakos, Inc. (a)	600	(2,616)
Alpha Teknova, Inc. (a)	500	(1,335)
Alzamend Neuro, Inc. (a)	3,700	(1,887)
Amylyx Pharmaceuticals, Inc. (a)	10,300	(222,171)
Annovis Bio, Inc. (a)	100	(1,429)
Apellis Pharmaceuticals, Inc. (a)	20,800	(1,894,880)
Aptevo Therapeutics, Inc. (a)	800	(1,168)
Apyx Medical Corp. (a)	2,200	(11,066)
Aquestive Therapeutics, Inc. (a)	4,100	(6,765)
Arcturus Therapeutics Holdings, Inc. (a)	2,300	(65,964)
Arcutis Biotherapeutics, Inc. (a)	3,300	(31,449)
Asensus Surgical, Inc. (a)	14,230	(7,186)
Assembly Biosciences, Inc. (a)	100	(115)
Athersys, Inc. (a)	2,900	(2,523)
Atreca, Inc., Class A (a)	2,500	(2,450)
Avalon GloboCare Corp. (a)	550	(847)
Aveanna Healthcare Holdings, Inc. (a)	3,700	(6,253)
Avinger, Inc. (a)	997	(718)
Axcella Health, Inc. (a)	1,800	(393)
Axsome Therapeutics, Inc. (a)	4,400	(316,184)
Aytu BioPharma, Inc. (a)	121	(194)
Bausch + Lomb Corp. (a)	4,900	(98,343)
Bausch Health Cos., Inc. (a)	18,300	(146,400)
Better Choice Co., Inc. (a)	300	(63)
Beyond Air, Inc. (a)	800	(3,408)
Beyondspring, Inc. (a)	1,400	(1,652)
BioCardia, Inc. (a)	200	(534)
Biofrontera, Inc. (a)	1,174	(610)
Biohaven Ltd. (a)	9,100	(217,672)
BioLife Solutions, Inc. (a)	800	(17,680)
Biomerica, Inc. (a)	800	(1,088)
BioSig Technologies, Inc. (a)	3,300	(4,125)
Biotricity, Inc. (a)	1,500	(956)
BioVie, Inc. (a)	600	(2,586)
Bluebird Bio, Inc. (a)	17,700	(58,233)
Bluejay Diagnostics, Inc. (a)	600	(162)
BrainStorm Cell Therapeutics, Inc.	1,100	(2,266)
BriaCell Therapeutics Corp. (a)	2,000	(12,840)
Bright Health Group, Inc. (a)	80	(978)
Butterfly Network, Inc. (a)	24,200	(55,660)
Cabaletta Bio, Inc. (a)	800	(10,328)
Capricor Therapeutics, Inc. (a)	1,500	(7,170)
CareMax, Inc. (a)	7,200	(22,392)
Carisma Therapeutics, Inc.	2,778	(24,363)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
CASI Pharmaceuticals Holdings, Inc. (a)	430	$(1,071)
Cassava Sciences, Inc. (a)	10,800	(264,816)
Catalent, Inc. (a)	35,900	(1,556,624)
cbdMD, Inc. (a)	85	(118)
CEL-SCI Corp. (a)	2,200	(5,302)
Celularity, Inc. (a)	3,700	(1,971)
Centessa Pharmaceuticals PLC, ADR (a)	2,000	(12,380)
Cerevel Therapeutics Holdings, Inc. (a)	1,200	(38,148)
Cerus Corp. (a)	200	(492)
Check Cap Ltd. (a)	490	(1,401)
Checkpoint Therapeutics, Inc. (a)	1,100	(2,717)
Citius Pharmaceuticals, Inc. (a)	12,100	(14,520)
ClearPoint Neuro, Inc. (a)	900	(6,516)
Clene, Inc. (a)	200	(176)
Clover Health Investments Corp. (a)	13,900	(12,470)
Co-Diagnostics, Inc. (a)	600	(666)
Coherus Biosciences, Inc. (a)	100	(427)
Corbus Pharmaceuticals Holdings, Inc. (a)	9	(70)
Cue Health, Inc. (a)	1,300	(480)
Cytek Biosciences, Inc. (a)	6,900	(58,926)
Dare Bioscience, Inc. (a)	5,600	(5,097)
Decibel Therapeutics, Inc. (a)	300	(1,155)
DENTSPLY SIRONA, Inc.	1,200	(48,024)
DICE Therapeutics, Inc. (a)	2,400	(111,504)
DocGo, Inc. (a)	6,300	(59,031)
Dyadic International, Inc. (a)	700	(1,351)
Eagle Pharmaceuticals, Inc. (a)	400	(7,776)
Eargo, Inc. (a)	530	(2,613)
Edgewise Therapeutics, Inc. (a)	700	(5,425)
Eliem Therapeutics, Inc. (a)	200	(560)
Embecta Corp.	4,400	(95,040)
ENDRA Life Sciences, Inc. (a)	245	(348)
Entrada Therapeutics, Inc. (a)	400	(6,056)
Enzo Biochem, Inc. (a)	600	(1,104)
EQRx, Inc. (a)	31,800	(59,148)
Eton Pharmaceuticals, Inc. (a)	1,000	(3,490)
Evolus, Inc. (a)	300	(2,181)
EyePoint Pharmaceuticals, Inc. (a)	100	(870)
Foghorn Therapeutics, Inc. (a)	800	(5,632)
Fortress Biotech, Inc. (a)	4,200	(2,310)
Fulgent Genetics, Inc. (a)	2,600	(96,278)
Galectin Therapeutics, Inc. (a)	500	(720)
GeneDx Holdings Corp. (a)	9	(54)
Genprex, Inc. (a)	2,000	(1,897)
Geron Corp. (a)	9,200	(29,532)
Ginkgo Bioworks Holdings, Inc. (a)	311,200	(578,832)
Greenwich Lifesciences, Inc. (a)	400	(3,858)
Gritstone bio, Inc. (a)	1,400	(2,730)
Guardion Health Sciences, Inc. (a)	18	(137)
Harpoon Therapeutics, Inc. (a)	5,500	(3,905)
Henry Schein, Inc. (a)	9,700	(786,670)
Hepion Pharmaceuticals, Inc. (a)	165	(1,732)
Heron Therapeutics, Inc. (a)	30,100	(34,916)
HilleVax, Inc. (a)	500	(8,595)
Homology Medicines, Inc. (a)	2,300	(2,035)
Humacyte, Inc. (a)	3,400	(9,724)
Humana, Inc.	1,000	(447,130)
Humanigen, Inc. (a)	14,300	(2,179)
Icosavax, Inc. (a)	800	(7,944)
IGM Biosciences, Inc. (a)	200	(1,846)
Ikena Oncology, Inc. (a)	800	(5,248)
ImmunityBio, Inc. (a)	20,182	(56,106)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
ImmunoPrecise Antibodies Ltd. (a)	200	$(592)
Inmune Bio, Inc. (a)	1,100	(9,988)
Innovage Holding Corp. (a)	300	(2,250)
Inotiv, Inc. (a)	600	(2,862)
Insulet Corp. (a)	400	(115,336)
Invitae Corp. (a)	75,700	(85,541)
Invivyd, Inc. (a)	5,200	(5,460)
iRhythm Technologies, Inc. (a)	4,000	(417,280)
iTeos Therapeutics, Inc. (a)	3,100	(41,044)
Iterum Therapeutics PLC (a)	1,213	(1,298)
Jaguar Health, Inc. (a)	603	(312)
Janux Therapeutics, Inc. (a)	600	(7,122)
Jupiter Wellness, Inc. (a)	2,600	(1,110)
Keros Therapeutics, Inc. (a)	100	(4,018)
Kiniksa Pharmaceuticals Ltd., Class A (a)	300	(4,224)
Krystal Biotech, Inc. (a)	2,100	(246,540)
Legend Biotech Corp., ADR (a)	2,700	(186,381)
Lexicon Pharmaceuticals, Inc. (a)	4,000	(9,160)
LianBio, ADR (a)	2,000	(4,560)
Lifecore Biomedical, Inc. (a)	700	(6,769)
LifeStance Health Group, Inc. (a)	8,900	(81,257)
Liminal BioSciences, Inc. (a)	40	(248)
Lisata Therapeutics, Inc. (a)	200	(740)
Longeveron, Inc. (a)	700	(2,366)
Lucid Diagnostics, Inc. (a)	1,200	(1,668)
Lyell Immunopharma, Inc. (a)	200	(636)
Madrigal Pharmaceuticals, Inc. (a)	562	(129,822)
Mallinckrodt PLC (a)	800	(944)
Marker Therapeutics, Inc. (a)	100	(310)
Matinas BioPharma Holdings, Inc. (a)	3,100	(1,116)
Merck & Co., Inc.	300	(34,617)
Merrimack Pharmaceuticals, Inc. (a)	100	(1,230)
Milestone Scientific, Inc. (a)	1,300	(1,132)
Mind Medicine MindMed, Inc. (a)	2,506	(8,946)
MiNK Therapeutics, Inc. (a)	200	(420)
Mirati Therapeutics, Inc. (a)	700	(25,291)
Moderna, Inc. (a)	11,300	(1,372,950)
ModivCare, Inc. (a)	500	(22,605)
Monte Rosa Therapeutics, Inc. (a)	1,800	(12,330)
Morphic Holding, Inc. (a)	500	(28,665)
MyMD Pharmaceuticals, Inc. (a)	100	(150)
Myriad Genetics, Inc. (a)	3,800	(88,084)
Nabriva Therapeutics PLC (a)	176	(264)
NanoVibronix, Inc. (a)	200	(690)
Nautilus Biotechnology, Inc. (a)	1,200	(4,644)
Neogen Corp. (a)	6,500	(141,375)
Novavax, Inc. (a)	9,500	(70,585)
NRX Pharmaceuticals, Inc. (a)	3,800	(1,837)
Nuvalent, Inc., Class A (a)	1,500	(63,255)
Omega Therapeutics, Inc. (a)	400	(2,240)
OmniAb, Inc. (a)	4,900	(24,647)
Oncocyte Corp. (a)	6,000	(1,380)
OpGen, Inc. (a)	505	(411)
Optinose, Inc. (a)	1,800	(2,214)
Organon & Co.	900	(18,729)
Orgenesis, Inc. (a)	600	(834)
OrthoPediatrics Corp. (a)	300	(13,155)
Outlook Therapeutics, Inc. (a)	100	(174)
Ovid therapeutics, Inc. (a)	1,600	(5,248)
Pacific Biosciences of California, Inc. (a)	3,600	(47,880)
Palatin Technologies, Inc. (a)	576	(1,210)
PAVmed, Inc. (a)	11,100	(4,527)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
PDL BioPharma, Inc. (a),(c)	4,500	$(11,115)
Penumbra, Inc. (a)	2,700	(928,962)
PetVivo Holdings, Inc. (a)	300	(591)
Pluri, Inc. (a)	900	(722)
Precigen, Inc. (a)	700	(805)
Precision BioSciences, Inc. (a)	200	(105)
Predictive Oncology, Inc. (a)	225	(1,093)
Pyxis Oncology, Inc. (a)	3,500	(8,960)
Quantum-Si, Inc. (a)	7,100	(12,709)
QuidelOrtho Corp. (a)	1,356	(112,358)
Rallybio Corp. (a)	200	(1,132)
Recursion Pharmaceuticals, Inc., Class A (a)	1,300	(9,711)
REGENXBIO, Inc. (a)	600	(11,994)
Regulus Therapeutics, Inc. (a)	200	(294)
ReShape Lifesciences, Inc. (a)	300	(444)
Rhythm Pharmaceuticals, Inc. (a)	2,800	(46,172)
Rockwell Medical, Inc. (a)	36	(196)
SAB Biotherapeutics, Inc. (a)	800	(664)
Sanara Medtech, Inc. (a)	100	(4,010)
Scholar Rock Holding Corp. (a)	2,600	(19,604)
SCYNEXIS, Inc. (a)	9,900	(29,205)
Seelos Therapeutics, Inc. (a)	10,800	(12,906)
Seer, Inc. (a)	3,800	(16,226)
SELLAS Life Sciences Group, Inc. (a)	969	(1,521)
Senseonics Holdings, Inc. (a)	67,000	(51,128)
Seres Therapeutics, Inc. (a)	9,200	(44,068)
Shockwave Medical, Inc. (a)	100	(28,541)
SIGA Technologies, Inc.	1,400	(7,070)
SmileDirectClub, Inc. (a)	27,200	(14,416)
SNDL, Inc. (a)	83,440	(114,313)
Sobr Safe, Inc. (a)	46	(32)
Sonendo, Inc. (a)	1,400	(1,904)
Spectrum Pharmaceuticals, Inc. (a)	23,900	(22,944)
Spero Therapeutics, Inc. (a)	1,900	(2,755)
Standard BioTools, Inc. (a)	3,900	(7,527)
STERIS PLC	300	(67,494)
Summit Therapeutics, Inc. (a)	8,700	(21,837)
Surgalign Holdings, Inc. (a)	140	(26)
Surgery Partners, Inc. (a)	500	(22,495)
T2 Biosystems, Inc. (a)	48	(3)
Tango Therapeutics, Inc. (a)	1,000	(3,320)
Taro Pharmaceutical Industries Ltd. (a)	100	(3,793)
Taysha Gene Therapies, Inc. (a)	7,300	(4,825)
Teleflex, Inc.	200	(48,406)
Tenet Healthcare Corp. (a)	8,300	(675,454)
TFF Pharmaceuticals, Inc. (a)	1,400	(658)
TherapeuticsMD, Inc. (a)	830	(3,420)
Thorne HealthTech, Inc. (a)	700	(3,290)
Titan Pharmaceuticals, Inc. (a)	300	(194)
Tivic Health Systems, Inc. (a)	300	(32)
TScan Therapeutics, Inc. (a)	300	(750)
Tyra Biosciences, Inc. (a)	200	(3,406)
UNITY Biotechnology, Inc. (a)	5,110	(13,030)
UpHealth, Inc. (a)	530	(996)
UroGen Pharma Ltd. (a)	100	(1,035)
Vaccinex, Inc. (a)	600	(214)
Vapotherm, Inc. (a)	100	(44)
Vaxcyte, Inc. (a)	300	(14,982)
Vaxxinity, Inc., Class A (a)	3,000	(7,560)
VBI Vaccines, Inc. (a)	410	(1,349)
Veracyte, Inc. (a)	4,000	(101,880)
Vicarious Surgical, Inc. (a)	2,500	(4,575)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	11,100	$(272,283)
VistaGen Therapeutics, Inc. (a)	1,353	(2,531)
Vivani Medical, Inc. (a)	966	(1,169)
VolitionRX Ltd. (a)	900	(1,251)
Vor BioPharma, Inc. (a)	1,100	(3,399)
vTv Therapeutics, Inc., Class A (a)	1,200	(888)
Xeris Biopharma Holdings, Inc. (a)	8,242	(21,594)
Zevra Therapeutics, Inc. (a)	2,700	(13,770)
Zivo Bioscience, Inc. (a)	200	(484)
Zomedica Corp. (a)	110,300	(22,060)
Zymeworks, Inc. (a)	200	(1,728)
Zynex, Inc. (a)	500	(4,795)

		(16,160,727)

Health Care Facilities & Services — (0.0)%
Cano Health, Inc. (a)	64,100	(89,099)

Industrial Products — (0.3)%
AerSale Corp. (a)	600	(8,820)
AEye, Inc. (a)	5,000	(901)
AgEagle Aerial Systems, Inc. (a)	14,600	(3,358)
Alpine 4 Holdings, Inc. (a)	1,525	(3,080)
American Rebel Holdings, Inc. (a)	200	(544)
American Superconductor Corp. (a)	200	(1,252)
AMMO, Inc. (a)	12,800	(27,264)
Astec Industries, Inc.	100	(4,544)
Astra Space, Inc. (a)	3,700	(1,364)
Atkore, Inc. (a)	2,700	(421,038)
Berkshire Grey, Inc. (a)	15,100	(21,291)
Blink Charging Co. (a)	22,000	(131,780)
BWX Technologies, Inc.	900	(64,413)
Byrna Technologies, Inc. (a)	1,800	(9,018)
CAE, Inc. (a)	3,300	(73,854)
Cemtrex, Inc. (a)	11	(82)
ChargePoint Holdings, Inc. (a)	18,000	(158,220)
Chart Industries, Inc. (a)	3,900	(623,181)
Cognex Corp.	300	(16,806)
Eastman Kodak Co. (a)	3,200	(14,784)
Energous Corp. (a)	5,907	(1,418)
FreightCar America, Inc. (a)	700	(2,086)
Fuel Tech, Inc. (a)	400	(530)
General Electric Co.	49,400	(5,426,590)
GrafTech International Ltd.	9,900	(49,896)
GreenPower Motor Co., Inc. (a)	1,400	(3,668)
Huntington Ingalls Industries, Inc.	200	(45,520)
Ideal Power, Inc. (a)	200	(2,360)
Ingersoll Rand, Inc.	26,952	(1,761,583)
Joby Aviation, Inc. (a)	5,900	(60,534)
Kelso Technologies, Inc. (a)	1,800	(450)
Knightscope, Inc., Class A (a)	17,600	(9,344)
Leonardo DRS, Inc. (a)	100	(1,734)
Lightning eMotors, Inc. (a)	230	(828)
Lion Electric Co. (The) (a)	15,700	(29,045)
Mercury Systems, Inc. (a)	1,000	(34,590)
Mirion Technologies, Inc. (a)	12,600	(106,470)
Momentus, Inc. (a)	9,700	(3,055)
National Instruments Corp.	18,000	(1,033,200)
Novanta, Inc. (a)	1,100	(202,510)
NuScale Power Corp. (a)	7,400	(50,320)
Proterra, Inc. (a)	16,900	(20,280)
RBC Bearings, Inc. (a)	100	(21,747)
Redwire Corp. (a)	3,000	(7,650)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	700	$(107,730)
Research Frontiers, Inc. (a)	600	(960)
SKYX Platforms Corp. (a)	2,400	(6,384)
SmartRent, Inc. (a)	12,200	(46,726)
TAT Technologies Ltd. (a)	100	(752)
Transphorm, Inc. (a)	100	(340)
Trinity Industries, Inc.	1,500	(38,565)
Urban-Gro, Inc. (a)	1,000	(1,180)
Vertiv Holdings Co.	6,800	(168,436)
Vontier Corp.	6,200	(199,702)
Workhorse Group, Inc. (a)	66,500	(57,961)
Wrap Technologies, Inc. (a)	2,000	(2,920)
Xometry, Inc., Class A (a)	5,000	(105,900)
Xos, Inc. (a)	4,926	(1,072)

		(11,199,630)

Industrial Services — (0.4)%
ADT, Inc.	100	(603)
Alaska Air Group, Inc. (a)	11,900	(632,842)
Allegiant Travel Co. (a)	500	(63,140)
AMN Healthcare Services, Inc. (a)	3,400	(371,008)
Aqua Metals, Inc. (a)	4,300	(5,031)
Aramark	38,600	(1,661,730)
Arcosa, Inc.	800	(60,616)
Canadian National Railway Co.	200	(24,214)
Canadian Pacific Kansas City Ltd.	28,330	(2,288,214)
Centrus Energy Corp., Class A (a)	1,400	(45,584)
Clean Harbors, Inc. (a)	100	(16,443)
ClearSign Technologies Corp. (a)	100	(131)
Cross Country Healthcare, Inc. (a)	1,100	(30,888)
Delta Air Lines, Inc. (a)	46,400	(2,205,856)
Deluxe Corp.	1,000	(17,480)
Denison Mines Corp. (a)	95,300	(119,125)
Eagle Bulk Shipping, Inc.	3	(144)
Expeditors International of Washington, Inc.	200	(24,226)
FedEx Corp.	6,200	(1,536,980)
Ferguson PLC	2,000	(314,620)
GFL Environmental ,Inc.	100	(3,880)
H&R Block, Inc.	14,500	(462,115)
Ideanomics, Inc. (a)	15,300	(1,140)
Kirby Corp. (a)	200	(15,390)
Landstar System, Inc.	800	(154,032)
Latham Group, Inc. (a)	7,700	(28,567)
Li-Cycle Holdings Corp. (a)	28,300	(157,065)
Lightbridge Corp. (a)	790	(4,598)
Matson, Inc.	4,000	(310,920)
Montrose Environmental Group, Inc. (a)	1,500	(63,180)
MSC Industrial Direct Co., Inc., Class A	900	(85,752)
Old Dominion Freight Line, Inc.	2,800	(1,035,300)
PureCycle Technologies, Inc. (a)	300	(3,207)
Quanta Services, Inc.	11,900	(2,337,755)
RB Global, Inc.	10,000	(600,000)
Ryder System, Inc.	1,200	(101,748)
Saia, Inc. (a)	3,600	(1,232,676)
Seanergy Maritime Holdings Corp.	3,770	(18,171)
Southwest Airlines Co.	1,100	(39,831)
Spirit Airlines, Inc.	31,100	(533,676)
Sterling Check Corp. (a)	1,900	(23,294)
Team, Inc. (a)	600	(4,980)
Tetra Tech, Inc.	300	(49,122)
TFI International, Inc.	400	(45,584)
United Airlines Holdings, Inc. (a)	11,200	(614,544)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
United Rentals, Inc.	900	$(400,833)
WESCO International, Inc.	4,600	(823,676)
Wheels Up Experience, Inc. (a)	510	(597)
Willdan Group, Inc. (a)	500	(9,580)
ZipRecruiter, Inc., Class A (a)	500	(8,880)

		(18,588,968)

Insurance — (0.1)%
Aflac, Inc.	13,200	(921,360)
Ambac Financial Group, Inc. (a)	2,200	(31,328)
American International Group, Inc.	11,200	(644,448)
Aon PLC, Class A	800	(276,160)
Arthur J Gallagher & Co.	1,500	(329,355)
Assurant, Inc.	2,400	(301,728)
Atlantic American Corp. (a)	200	(386)
GoHealth, Inc., Class A (a)	1,019	(20,084)
Hagerty, Inc., Class A (a)	1,700	(15,912)
Hippo Holdings, Inc. (a)	1,124	(18,580)
Lemonade, Inc. (a)	1,373	(23,135)
Manulife Financial Corp.	87,000	(1,645,170)
Primerica, Inc.	200	(39,552)
Principal Financial Group, Inc.	10,600	(803,904)
Root, Inc., Class A (a)	717	(6,410)
Selective Insurance Group, Inc.	500	(47,975)
Sun Life Financial, Inc.	11,500	(599,380)

		(5,724,867)

Materials — (0.6)%
5E Advanced Materials, Inc. (a)	2,900	(9,512)
A-Mark Precious Metals, Inc.	1,900	(71,126)
Advanced Drainage Systems, Inc.	3,400	(386,852)
Agnico Eagle Mines Ltd.	24,300	(1,214,514)
Albemarle Corp.	29,100	(6,491,919)
Algoma Steel Group, Inc.	17,100	(121,410)
Alpha Metallurgical Resources, Inc.	700	(115,052)
American Resources Corp. (a)	6,100	(11,956)
Amyris, Inc. (a)	101,600	(104,648)
Arch Resources, Inc.	100	(11,276)
Arconic Corp. (a)	2,200	(65,076)
Ardagh Metal Packaging SA	37,700	(141,752)
Ball Corp.	14,900	(867,329)
Berry Global Group, Inc.	200	(12,868)
Cameco Corp.	83,400	(2,612,922)
Centerra Gold, Inc.	100	(600)
Cleveland-Cliffs, Inc. (a)	59,400	(995,544)
Corteva, Inc.	4,300	(246,390)
CPS Technologies Corp. (a)	600	(1,680)
Crown Holdings, Inc.	500	(43,435)
Dakota Gold Corp. (a)	2,200	(6,424)
Danimer Scientific, Inc. (a)	6,800	(16,184)
Encore Wire Corp.	2,500	(464,825)
Energy Fuels, Inc. (a)	48,300	(301,392)
Equinox Gold Corp. (a)	38,100	(174,498)
First Majestic Silver Corp.	6,100	(34,465)
Fortuna Silver Mines, Inc. (a)	1,600	(5,184)
Gold Resource Corp.	400	(252)
Golden Minerals Co. (a)	52	(84)
Graphic Packaging Holding Co.	1,200	(28,836)
Hallador Energy Co. (a)	800	(6,856)
Hecla Mining Co.	3,540	(18,231)
Hycroft Mining Holding Corp. (a)	69,181	(20,429)
International Flavors & Fragrances, Inc.	4,800	(382,032)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
International Paper Co.	25,200	$(801,612)
Ivanhoe Electric, Inc. (a)	1,600	(20,864)
Kaiser Aluminum Corp.	500	(35,820)
Largo, Inc. (a)	800	(3,416)
Louisiana-Pacific Corp.	1,600	(119,968)
MAG Silver Corp. (a)	4,300	(47,902)
Mativ Holdings, Inc.	4,000	(60,480)
Metalla Royalty & Streaming Ltd. (a)	2,400	(10,416)
Mosaic Co.	400	(14,000)
MP Materials Corp. (a)	18,900	(432,432)
NexGen Energy Ltd. (a)	3,700	(17,427)
Nouveau Monde Graphite, Inc. (a)	1,000	(3,040)
Novagold Resources, Inc. (a)	5,000	(19,950)
Nucor Corp.	21,100	(3,459,978)
Nutrien Ltd.	17,400	(1,027,470)
Olin Corp.	2,500	(128,475)
Origin Materials, Inc. (a)	600	(2,556)
Orla Mining Ltd. (a)	400	(1,680)
Owens Corning	1,600	(208,800)
Pan American Silver Corp.	3,100	(45,198)
Peabody Energy Corp.	49,800	(1,078,668)
Perimeter Solutions SA (a)	6,300	(38,745)
Piedmont Lithium, Inc. (a)	1,900	(109,649)
Quaker Chemical Corp.	300	(58,470)
Reto Eco-solutions, Inc. (a)	90	(103)
Royal Gold, Inc.	2,300	(263,994)
Sandstorm Gold Ltd.	1,400	(7,168)
SilverCrest Metals, Inc. (a)	23,100	(135,366)
SSR Mining, Inc.	14,700	(208,446)
Steel Dynamics, Inc.	8,900	(969,477)
Teck Resources Ltd., Class B	2,300	(96,830)
TMC the metals Co., Inc. (a)	4,600	(7,498)
Trinseo PLC	1,300	(16,471)
UFP Industries, Inc.	1,200	(116,460)
Ur-Energy, Inc. (a)	30,800	(32,340)
Uranium Energy Corp. (a)	118,600	(403,240)
Uranium Royalty Corp. (a)	6,200	(12,400)
WD-40 Co.	200	(37,730)
Westlake Corp.	4,200	(501,774)
Westwater Resources, Inc. (a)	300	(247)
Worthington Industries, Inc.	600	(41,682)

		(25,583,795)

Media — (0.3)%
Advantage Solutions, Inc. (a)	3,700	(8,658)
Alphabet, Inc., Class A (b)	1,564	(187,211)
Alphabet, Inc., Class C (a),(b)	1,757	(212,544)
AMC Networks, Inc., Class A (a)	400	(4,780)
AppLovin Corp., Class A (a),(b)	1,026	(26,399)
Arena Group Holdings Inc. (The) (a)	400	(1,832)
Blade Air Mobility, Inc. (a)	7,300	(28,762)
BuzzFeed, Inc. (a)	3,200	(1,616)
Cargurus, Inc. (a)	800	(18,104)
Cars.com, Inc. (a)	1,100	(21,802)
Charter Communications, Inc., Class A (a),(b)	2,640	(969,857)
Chicken Soup For The Soul Entertainment, Inc. (a)	500	(593)
Cineverse Corp. (a)	865	(1,648)
Comcast Corp., Class A (b)	21,486	(892,743)
CuriosityStream, Inc. (a)	2,500	(2,331)
Enthusiast Gaming Holdings, Inc. (a)	3,300	(1,683)
Entravision Communications Corp., Class A	100	(439)
EverQuote, Inc., Class A (a)	1,200	(7,800)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A (a)	3,600	$(32,940)
FaZe Holdings, Inc. (a)	3,500	(1,726)
fuboTV, Inc. (a)	45,700	(95,056)
GameSquare Holdings, Inc. (a)	125	(379)
Gannett Co., Inc. (a)	1,300	(2,925)
Gray Television, Inc.	9,800	(77,224)
Groupon, Inc. (a)	1,700	(10,047)
iHeartMedia, Inc., Class A (a)	6,900	(25,116)
Inspirato, Inc. (a)	2,700	(2,646)
Interpublic Group of Cos., Inc. (The)	6,800	(262,344)
Inuvo, Inc. (a)	6,100	(1,354)
iSpecimen, Inc. (a)	100	(143)
IZEA Worldwide, Inc. (a)	900	(2,178)
Liberty Broadband Corp., Class C (a)	12,200	(977,342)
Liberty Media Corp-Liberty Formula One, Class A (a)	1,100	(74,382)
Liberty Media Corp-Liberty SiriusXM, Class C	18,800	(615,324)
Liberty TripAdvisor Holdings, Inc., Class A (a)	4,100	(2,665)
MediaAlpha, Inc., Class A (a)	2,100	(21,651)
National CineMedia, Inc.	59,600	(20,085)
Nerdy, Inc. (a)	10,900	(45,453)
Netflix, Inc. (b)	300	(132,147)
News Corp., Class A	46,400	(904,800)
Nexstar Media Group, Inc. (b)	5,716	(952,000)
Omnicom Group, Inc.	1,100	(104,665)
Paramount Global, Class B (b)	18,982	(302,004)
Playtika Holding Corp. (a)	2,300	(26,680)
Remark Holdings, Inc. (a)	5,140	(5,037)
Rumble, Inc. (a)	600	(5,352)
RumbleON, Inc., Class B (a)	3,100	(38,316)
Salem Media Group, Inc. (a)	488	(467)
Scholastic Corp.	1,500	(58,335)
Sinclair, Inc.	8,400	(116,088)
Skillz, Inc. (a)	500	(4,550)
Spotify Technology SA	88	(14,128)
Stran & Co., Inc. (a)	500	(755)
Take-Two Interactive Software, Inc. (a)	19,400	(2,854,904)
TEGNA, Inc.	800	(12,992)
Trade Desk, Inc. (The), Class A (a)	3,100	(239,382)
Troika Media Group, Inc. (a)	3,400	(7,582)
Vacasa, Inc., Class A (a)	13,000	(8,821)
Walt Disney Co. (a),(b)	6,805	(607,550)
Warner Bros Discovery, Inc.	25,974	(325,714)

		(11,382,051)

Oil & Gas — (0.8)%
Amplify Energy Corp. (a)	2,534	(17,155)
Antero Midstream Corp.	6,200	(71,920)
Antero Resources Corp. (a)	1,300	(29,939)
Aris Water Solutions, Inc., Class A	4,900	(50,568)
Baytex Energy Corp. (a)	9,686	(31,576)
Borr Drilling Ltd. (a)	500	(3,765)
California Resources Corp.	5,900	(267,211)
Callon Petroleum Co. (a)	12,400	(434,868)
Camber Energy, Inc. (a)	6,936	(4,422)
Canadian Natural Resources Ltd.	1,500	(84,390)
Cenovus Energy, Inc.	6,200	(105,276)
Chevron Corp. (b)	6,972	(1,097,044)
Chord Energy Corp.	300	(46,140)
CNX Resources Corp. (a)	2,100	(37,212)
Comstock Resources, Inc.	48,000	(556,800)
Coterra Energy, Inc.	121,000	(3,061,300)
Crescent Energy Co., Class A	6,720	(70,022)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Crescent Point Energy Corp.	2,700	$(18,171)
Denbury, Inc. (a)	2,600	(224,276)
Devon Energy Corp.	13,283	(642,100)
Diamond Offshore Drilling, Inc. (a)	2,700	(38,448)
Diamondback Energy, Inc.	3,500	(459,760)
DT Midstream, Inc.	4,000	(198,280)
Enbridge, Inc.	43,700	(1,623,455)
EQT Corp.	51,800	(2,130,534)
Equitrans Midstream Corp.	30,900	(295,404)
Excelerate Energy, Inc., Class A	3,400	(69,122)
Expro Group Holdings NV (a)	9,500	(168,340)
Exxon Mobil Corp. (b)	76,667	(8,222,536)
Gulfport Energy Corp. (a)	1,800	(189,126)
Hess Corp.	3,200	(435,040)
HighPeak Energy, Inc.	1,600	(17,408)
Kinetik Holdings, Inc.	420	(14,759)
KLX Energy Services Holdings, Inc. (a)	2,600	(25,298)
Marathon Petroleum Corp.	5,600	(652,960)
Matador Resources Co.	1,500	(78,480)
New Fortress Energy, Inc.	19,900	(532,922)
NextDecade Corp. (a)	700	(5,747)
NexTier Oilfield Solutions, Inc. (a)	11,154	(99,717)
Noble Corp. PLC (a)	6,900	(285,039)
Northern Oil and Gas, Inc.	16,700	(573,144)
Occidental Petroleum Corp.	81,800	(4,809,840)
ONEOK, Inc.	5,500	(339,460)
Ovintiv, Inc.	13,782	(524,681)
Pembina Pipeline Corp.	13,500	(424,440)
Pioneer Natural Resources Co.	1,100	(227,898)
ProFrac Holding Corp., Class A (a)	4,500	(50,220)
Range Resources Corp.	7,000	(205,800)
Ring Energy, Inc. (a)	200	(342)
SilverBow Resources, Inc. (a)	3,100	(90,272)
Sitio Royalties Corp., Class A	1,807	(47,470)
Southwestern Energy Co. (a)	19,900	(119,599)
Suncor Energy, Inc.	13,700	(401,684)
Talos Energy, Inc. (a)	3,700	(51,319)
TC Energy Corp.	27,500	(1,111,275)
Tellurian, Inc. (a)	62,600	(88,266)
US Energy Corp.	100	(142)
VAALCO Energy, Inc.	17,641	(66,330)
Valero Energy Corp. (b)	7,643	(896,524)
Vermilion Energy, Inc.	200	(2,490)
Vertex Energy, Inc. (a)	27,300	(170,625)
Vital Energy, Inc. (a)	6,650	(300,248)
Williams Cos., Inc.	17,100	(557,973)

		(33,456,572)

Real Estate — (0.7)%
Alexander & Baldwin, Inc.	500	(9,290)
Alexandria Real Estate Equities, Inc.	7,000	(794,430)
Alset, Inc. (a)	170	(263)
American Homes 4 Rent, Class A	6,200	(219,790)
Americold Realty Trust, Inc.	19,900	(642,770)
Apartment Investment & Management Co., Class A	500	(4,260)
Apple Hospitality REIT, Inc.	3,500	(52,885)
Ashford Hospitality Trust, Inc. (a)	12,400	(46,252)
AvalonBay Communities, Inc.	400	(75,708)
Boston Properties, Inc.	26,300	(1,514,617)
Brandywine Realty Trust	400	(1,860)
CBL & Associates Properties, Inc.	1,000	(22,040)
CBRE Group, Inc., Class A (a)	38,734	(3,126,221)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Claros Mortgage Trust, Inc.	700	$(7,938)
Corporate Office Properties Trust	4,700	(111,625)
Cousins Properties, Inc.	700	(15,960)
Digital Realty Trust, Inc.	15,600	(1,776,372)
Douglas Elliman, Inc.	1,735	(3,852)
Douglas Emmett, Inc.	1,200	(15,084)
Easterly Government Properties, Inc.	3,900	(56,550)
Empire State Realty Trust, Inc., Class A	17,400	(130,326)
Equinix, Inc.	1,300	(1,019,122)
Equity Residential	5,500	(362,835)
Fathom Holdings, Inc. (a)	700	(4,998)
Federal Realty Investment Trust	5,200	(503,204)
Franklin Street Properties Corp., Class C	300	(435)
Gladstone Commercial Corp.	1,300	(16,081)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	300	(7,500)
Healthcare Realty Trust, Inc., Class A	59,400	(1,120,284)
Highwoods Properties, Inc.	6,300	(150,633)
Host Hotels & Resorts, Inc.	136,500	(2,297,295)
Howard Hughes Corp. (The) (a)	1,700	(134,164)
Hudson Pacific Properties, Inc.	26,000	(109,720)
Independence Realty Trust, Inc.	500	(9,110)
Innovative Industrial Properties, Inc.	1,400	(102,214)
Invitation Homes, Inc.	5,000	(172,000)
Iron Mountain, Inc.	400	(22,728)
JBG SMITH Properties	2,400	(36,096)
Jones Lang LaSalle, Inc. (a)	1,100	(171,380)
Kennedy-Wilson Holdings, Inc.	5,500	(89,815)
Kilroy Realty Corp.	200	(6,018)
Kimco Realty Corp.	14,200	(280,024)
Kite Realty Group Trust	16,600	(370,844)
Lamar Advertising Co., Class A	2,400	(238,200)
Macerich Co.	11,600	(130,732)
Medical Properties Trust, Inc.	215,300	(1,993,678)
Necessity Retail REIT, Inc.	1,100	(7,436)
Newmark Group, Inc., Class A	200	(1,244)
NexPoint Diversified Real Estate Trust	800	(10,016)
Offerpad Solutions, Inc. (a)	200	(2,592)
Office Properties Income Trust	4,000	(30,800)
Orion Office REIT, Inc.	6,600	(43,626)
Outfront Media, Inc.	28,300	(444,876)
Paramount Group, Inc.	28,600	(126,698)
Park Hotels & Resorts, Inc.	7,100	(91,022)
Phillips Edison & Co., Inc.	2,300	(78,384)
Physicians Realty Trust	10,500	(146,895)
PotlatchDeltic Corp.	4,321	(228,365)
Public Storage	700	(204,316)
Rayonier, Inc.	900	(28,260)
Regency Centers Corp.	3,900	(240,903)
Sabra Health Care REIT, Inc.	400	(4,708)
Simon Property Group, Inc.	19,600	(2,263,408)
SITE Centers Corp.	1,400	(18,508)
SL Green Realty Corp.	21,451	(644,603)
Spirit Realty Capital, Inc.	1,100	(43,318)
Sun Communities, Inc.	4,800	(626,208)
Sunstone Hotel Investors, Inc.	19,900	(201,388)
Tanger Factory Outlet Centers, Inc.	1,800	(39,726)
Tricon Residential, Inc.	13,700	(120,697)
Uniti Group, Inc.	18,600	(85,932)
Urban Edge Properties	700	(10,801)
Ventas, Inc.	25,138	(1,188,273)
Veris Residential, Inc. (a)	500	(8,025)
VICI Properties, Inc.	56,273	(1,768,660)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust	67,600	$(1,226,264)
Welltower, Inc.	31,900	(2,580,391)
Weyerhaeuser Co.	7,200	(241,272)

		(30,734,818)

Real Estate Investment Trusts (REITs) — (0.0)%
InvenTrust Properties Corp.	2,900	(67,106)

Renewable Energy — (0.3)%
Advent Technologies Holdings, Inc. (a)	2,300	(1,353)
Alto Ingredients, Inc. (a)	900	(2,601)
Ameresco, Inc., Class A (a)	3,200	(155,616)
Array Technologies, Inc. (a)	6,400	(144,640)
Beam Global (a)	1,100	(11,385)
Canadian Solar, Inc. (a)	300	(11,607)
Cleanspark, Inc. (a)	21,700	(93,093)
Comstock, Inc. (a)	7,100	(5,181)
Energy Vault Holdings, Inc. (a)	23,700	(64,701)
EnerSys	100	(10,852)
Enphase Energy, Inc. (a),(b)	41,062	(6,877,064)
Enviva, Inc.	9,600	(104,160)
Eos Energy Enterprises, Inc. (a)	30,200	(131,068)
ESS Tech, Inc. (a)	8,900	(13,083)
First Solar, Inc. (a)	900	(171,081)
Fluence Energy, Inc. (a)	12,000	(319,680)
Flux Power Holdings, Inc. (a)	400	(1,724)
FuelCell Energy, Inc. (a)	1,829	(3,951)
Gevo, Inc. (a)	400	(608)
Green Plains, Inc. (a)	1,600	(51,584)
Montauk Renewables, Inc. (a)	500	(3,720)
Plug Power, Inc. (a)	47,000	(488,330)
Shoals Technologies Group, Inc., Class A (a)	13,800	(352,728)
SolarEdge Technologies, Inc. (b)	8,100	(2,179,305)
Spruce Power Holding Corp. (a)	13,200	(10,716)
Stem, Inc. (a)	1,200	(6,864)
Sunnova Energy International, Inc. (a),(b)	5,475	(100,247)
SunPower Corp.	54,669	(535,756)
Sunrun, Inc. (a)	38,415	(686,092)
Sunworks, Inc. (a)	14,200	(16,046)

		(12,554,836)

Retail & Wholesale—Discretionary — (0.7)%
1stdibs.com, Inc. (a)	1,200	(4,488)
Academy Sports & Outdoors, Inc.	21,200	(1,145,860)
American Eagle Outfitters, Inc.	8,400	(99,120)
Asbury Automotive Group, Inc. (a)	1,000	(240,420)
AutoNation, Inc. (a)	1,700	(279,837)
BARK, Inc. (a)	14,400	(19,152)
Best Buy Co., Inc.	12,100	(991,595)
Birks Group, Inc. (a)	100	(530)
Boot Barn Holdings, Inc. (a)	6,200	(525,078)
Buckle, Inc.	100	(3,460)
Builders FirstSource, Inc. (a)	23,200	(3,155,200)
Caleres, Inc.	3,400	(81,362)
Container Store Group, Inc. (The) (a)	1,200	(3,768)
Designer Brands, Inc., Class A	4,700	(47,470)
EVgo, Inc. (a)	2,200	(8,800)
Express, Inc. (a)	14,800	(8,782)
Figs, Inc., Class A (a)	8,800	(72,776)
Floor & Decor Holdings, Inc., Class A (a)	13,900	(1,445,044)
Foot Locker, Inc.	10,600	(287,366)
Grove Collaborative Holdings (a)	80	(142)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
GrowGeneration Corp. (a)	2,100	$(7,140)
Hertz Global Holdings, Inc. (a)	58,100	(1,068,459)
Home Depot, Inc. (The) (b)	14,432	(4,483,157)
iPower, Inc. (a)	700	(770)
Kirkland’s, Inc. (a)	1,200	(3,348)
Lands’ End, Inc. (a)	300	(2,328)
Leslie’s, Inc. (a)	28,600	(268,554)
Lithia Motors, Inc.	4,800	(1,459,728)
LKQ Corp.	200	(11,654)
Lowe’s Cos., Inc. (b)	8,627	(1,947,114)
Lulu’s Fashion Lounge Holdings, Inc. (a)	1,000	(2,530)
Macy’s, Inc.	67,100	(1,076,955)
Mister Car Wash, Inc. (a)	7,200	(69,480)
Newegg Commerce, Inc. (a)	400	(468)
ODP Corp. (a)	3,000	(140,460)
OneWater Marine, Inc., Class A (a)	900	(32,616)
OPENLANE, Inc. (a)	5,700	(86,754)
Polished.com, Inc. (a)	10,800	(4,968)
Pool Corp.	2,700	(1,011,528)
RealReal, Inc. (a)	3,300	(7,326)
Rover Group, Inc. (a)	4,100	(20,131)
Sally Beauty Holdings, Inc. (a)	500	(6,175)
Shift Technologies, Inc. (a)	3,120	(6,770)
Signet Jewelers Ltd.	11,800	(770,068)
Sleep Number Corp. (a)	4,800	(130,944)
Sportsman’s Warehouse Holdings, Inc. (a)	8,600	(49,020)
Takung Art Co., Ltd. (a)	400	(140)
ThredUp, Inc., Class A (a)	4,600	(11,224)
Tile Shop Holdings, Inc. (a)	100	(554)
Tilly’s, Inc., Class A (a)	2,300	(16,123)
Tractor Supply Co. (b)	9,350	(2,067,285)
Ulta Beauty, Inc. (a),(b)	11,572	(5,445,725)
Victoria’s Secret & Co. (a)	15,400	(268,422)
Vroom, Inc. (a)	41,300	(59,472)
Williams-Sonoma, Inc.	14,000	(1,751,960)

		(30,709,600)

Retail & Wholesale—Staples — (0.2)%
Andersons, Inc. (The)	500	(23,075)
BJ’s Wholesale Club Holdings, Inc. (a)	9,200	(579,692)
Blue Apron Holdings, Inc., Class A (a)	2,108	(12,313)
Bunge Ltd.	16,100	(1,519,035)
Calavo Growers, Inc.	100	(2,902)
Costco Wholesale Corp. (b)	1,072	(577,143)
Dollar General Corp.	400	(67,912)
Dollar Tree, Inc. (a)	15,800	(2,267,300)
Five Below, Inc. (a)	2,100	(412,734)
HF Foods Group, Inc. (a)	400	(1,876)
Kroger Co. (The) (b)	14,031	(659,457)
Mission Produce, Inc. (a)	1,500	(18,180)
Performance Food Group Co. (a)	18,800	(1,132,512)
US Foods Holding Corp. (a)	12,700	(558,800)
Walgreens Boots Alliance, Inc.	1,200	(34,188)

		(7,867,119)

Software — (0.0)%
Gitlab, Inc., Class A (a)	6,500	(332,215)

Software & Technology Services — (0.7)%
Accenture PLC, Class A	600	(185,148)
ACV Auctions, Inc., Class A (a)	1,400	(24,178)
Adeia, Inc.	100	(1,101)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Adobe, Inc. (a)	500	$(244,495)
Affirm Holdings, Inc. (a)	51,400	(787,962)
Akamai Technologies, Inc. (a)	700	(62,909)
Alkami Technology, Inc. (a)	1,100	(18,029)
ANSYS, Inc. (a)	400	(132,108)
Aspen Technology, Inc. (a)	2,300	(385,503)
AvePoint, Inc. (a)	5,400	(31,104)
Avid Technology, Inc. (a)	200	(5,100)
Bakkt Holdings, Inc. (a)	26,000	(31,980)
Bills Holdings, Inc. (a)	17,800	(2,079,930)
Black Knight, Inc. (a)	500	(29,865)
BlackBerry Ltd. (a)	2,200	(12,166)
BlackLine, Inc. (a)	100	(5,382)
Blend Labs, Inc., Class A (a)	35,900	(34,005)
BM Technologies, Inc. (a)	700	(2,086)
Box, Inc., Class A (a)	200	(5,876)
Braze, Inc., Class A (a)	1,500	(65,685)
CareCloud, Inc. (a)	500	(1,475)
CDW Corp.	1,500	(275,250)
Ceridian HCM Holding, Inc. (a)	11,300	(756,761)
CGI, Inc. (a)	1,800	(189,774)
Clarivate PLC (a)	95,600	(911,068)
Concentrix Corp.	1,600	(129,200)
Consensus Cloud Solutions, Inc. (a)	700	(21,700)
ContextLogic, Inc., Class A (a)	5,094	(33,519)
Couchbase, Inc. (a)	1,600	(25,312)
CS Disco, Inc. (a)	1,200	(9,864)
CyberArk Software Ltd. (a)	200	(31,266)
DarioHealth Corp. (a)	3,300	(13,233)
Digital Turbine, Inc. (a)	100	(928)
Dropbox, Inc., Class A (a)	3,500	(93,345)
Dun & Bradstreet Holdings, Inc.	5,400	(62,478)
DXC Technology Co. (a)	8,700	(232,464)
E2open Parent Holdings, Inc. (a)	24,900	(139,440)
Envestnet, Inc. (a)	200	(11,870)
EPAM Systems, Inc. (a)	400	(89,900)
Equifax, Inc.	300	(70,590)
Euronet Worldwide, Inc. (a)	32,831	(3,853,374)
EverCommerce, Inc. (a)	2,700	(31,968)
Exela Technologies, Inc. (a)	1,700	(7,905)
Faraday Future Intelligent Electric, Inc. (a)	477,800	(95,560)
FiscalNote Holdings, Inc. (a)	10,300	(37,492)
Fiserv, Inc. (a)	59,788	(7,542,256)
Five9, Inc. (a)	5,300	(436,985)
FleetCor Technologies, Inc. (a)	3,300	(828,564)
ForgeRock, Inc., Class A (a)	9,500	(195,130)
Gen Digital, Inc.	900	(16,695)
Glimpse Group, Inc. (The) (a)	500	(1,780)
Global Payments, Inc.	3,100	(305,412)
Globant SA (a)	1,200	(215,664)
Greenidge Generation Holdings, Inc. (a)	1,180	(3,328)
Guidewire Software, Inc. (a)	400	(30,432)
Hive Blockchain Technologies Ltd. (a)	1,000	(4,630)
Intrusion, Inc. (a)	500	(610)
Intuit, Inc.	2,200	(1,008,018)
IronNet, Inc. (a)	16,700	(3,485)
Jack Henry & Associates, Inc.	14,591	(2,441,512)
John Wiley & Sons, Inc., Class A	100	(3,403)
Kartoon Studios, Inc. (a)	8,060	(15,395)
Katapult Holdings, Inc. (a)	3,900	(3,510)
Latch, Inc. (a)	5,500	(7,645)
Lightspeed Commerce, Inc. (a)	200	(3,384)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
LiveVox Holdings, Inc. (a)	900	$(2,475)
Marathon Digital Holdings, Inc. (a)	8,300	(115,038)
MarketAxess Holdings, Inc.	414	(108,228)
Matterport, Inc. (a)	7,200	(22,680)
MeridianLink, Inc. (a)	1,200	(24,960)
Multiplan Corp. (a)	31,400	(66,254)
N-able, Inc. (a)	1,600	(23,056)
nCino, Inc. (a)	32,856	(989,623)
Open Text Corp.	10,000	(415,500)
Outbrain, Inc. (a)	600	(2,952)
Phunware, Inc. (a)	21,900	(11,826)
Porch Group, Inc. (a)	31,400	(43,332)
Priority Technology Holdings, Inc. (a)	200	(724)
Privia Health Group, Inc. (a)	800	(20,888)
PubMatic, Inc., Class A (a)	3,300	(60,324)
Quantum Computing, Inc. (a)	7,200	(8,496)
Red Cat Holdings, Inc. (a)	2,200	(2,618)
Riot Platforms, Inc. (a)	57,900	(684,378)
Ryvyl, Inc. (a)	3,800	(2,850)
S&P Global, Inc.	3,988	(1,598,749)
Schrodinger, Inc. (a)	100	(4,992)
SentinelOne, Inc., Class A (a)	13,800	(208,380)
ServiceNow, Inc. (a)	600	(337,182)
Sharecare, Inc. (a)	21,400	(37,450)
Shift4 Payments, Inc., Class A (a)	4,428	(300,705)
Skillsoft Corp. (a)	4,400	(5,456)
Smith Micro Software, Inc. (a)	300	(333)
Sphere 3D Corp. (a)	214	(415)
Spire Global, Inc. (a)	12,600	(6,489)
SS&C Technologies Holdings, Inc.	600	(36,360)
SurgePays, Inc. (a)	1,400	(10,234)
Synopsys, Inc. (a)	400	(174,164)
System1, Inc. (a)	700	(3,150)
Talkspace, Inc. (a)	3,100	(3,937)
Thoughtworks Holding, Inc. (a)	6,100	(46,055)
Toast, Inc., Class A (a)	31,000	(699,670)
Trxade Health, Inc. (a)	200	(2,610)
Unity Software, Inc.	4,379	(190,136)
Verb Technology Co., Inc. (a)	725	(783)
Veritone, Inc. (a)	6,600	(25,872)
Vislink Technologies, Inc. (a)	215	(1,223)
WM Technology, Inc. (a)	11,700	(9,799)

		(30,648,532)

Tech Hardware & Semiconductors — (0.6)%
ADTRAN Holdings, Inc.	7,300	(76,869)
Advanced Micro Devices, Inc. (a)	34,600	(3,941,286)
Aehr Test Systems (a)	10,200	(420,750)
Akoustis Technologies, Inc. (a)	1,600	(5,088)
AmpliTech Group, Inc. (a)	100	(231)
Analog Devices, Inc.	14,900	(2,902,669)
Applied Materials, Inc.	21,900	(3,165,426)
Arrow Electronics, Inc. (a)	900	(128,907)
Avnet, Inc.	3,900	(196,755)
Broadcom, Inc.	1,100	(954,173)
Charge Enterprises, Inc. (a)	10,789	(10,573)
Ciena Corp. (a)	2,500	(106,225)
Clearfield, Inc. (a)	2,300	(108,905)
Coherent Corp. (a)	100	(5,098)
Cohu, Inc. (a)	2,200	(91,432)
ComSovereign Holding Corp. (a)	900	(1,539)
Corsair Gaming, Inc. (a)	4,400	(78,056)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Desktop Metal, Inc., Class A (a)	49,200	$(87,084)
Digital Ally, Inc. (a)	155	(622)
Draganfly, Inc. (a)	7,400	(9,472)
eMagin Corp. (a)	2,500	(4,950)
Enovix Corp. (a)	400	(7,216)
Entegris, Inc.	400	(44,328)
Intel Corp.	10,300	(344,432)
Knowles Corp. (a)	600	(10,836)
KULR Technology Group, Inc. (a)	8,977	(5,745)
Lam Research Corp.	2,100	(1,350,006)
Lantronix, Inc. (a)	1,600	(6,736)
LightPath Technologies, Inc., Class A (a)	500	(675)
Markforged Holding Corp. (a)	7,800	(9,438)
Marvell Technology, Inc.	13,300	(795,074)
Monolithic Power Systems, Inc.	600	(324,138)
NCR Corp.	6,400	(161,280)
NextNav, Inc. (a)	5,300	(15,582)
ON Semiconductor Corp. (a)	74,800	(7,074,584)
Ondas Holdings, Inc. (a)	7,100	(6,109)
Ouster, Inc. (a)	1,370	(6,768)
Pitney Bowes, Inc.	2,600	(9,204)
Rekor Systems, Inc. (a)	4,200	(7,476)
Rigetti Computing, Inc., Class A (a)	14,800	(17,390)
Seagate Technology Holdings PLC	11,700	(723,879)
Sight Sciences, Inc. (a)	200	(1,656)
SigmaTron International, Inc. (a)	800	(2,592)
Snap One Holdings Corp. (a)	500	(5,825)
Socket Mobile, Inc. (a)	400	(584)
Super Micro Computer, Inc. (a)	3,500	(872,375)
TD SYNNEX Corp.	1,800	(169,200)
Terran Orbital Corp. (a)	53,700	(80,550)
Ubiquiti, Inc.	600	(105,450)
Velo3D, Inc. (a)	20,900	(45,144)
Vizio Holding Corp., Class A (a)	5,100	(34,425)
Xperi, Inc. (a)	600	(7,890)

		(24,542,697)

Technology Services — (0.0)%
Bitfarms Ltd. (a)	31,300	(46,011)
Remitly Global, Inc. (a)	100	(1,882)

		(47,893)

Telecommunications — (0.1)%
AT&T, Inc. (b)	61,212	(976,331)
ATN International, Inc.	100	(3,660)
BCE, Inc.	18,700	(852,533)
BlackSky Technology, Inc. (a)	12,800	(28,416)
Consolidated Communications Holdings, Inc. (a)	1,500	(5,745)
DigitalBridge Group, Inc.	18,206	(267,810)
Frontier Communications Parent, Inc. (a)	38,300	(713,912)
Millicom International Cellular SA (a)	1,200	(18,288)
Planet Labs PBC (a)	12,200	(39,284)
Rogers Communications, Inc., Class B	4,800	(219,072)
Shenandoah Telecommunications Co.	1,100	(21,373)
Sidus Space, Inc., Class A (a)	8,500	(1,539)
T-Mobile US, Inc. (a)	2,232	(310,025)
Telephone and Data Systems, Inc.	200	(1,646)
Telesat Corp. (a)	300	(2,826)
TELUS Corp.	7,900	(153,734)
Verizon Communications, Inc. (b)	12,695	(472,127)

		(4,088,321)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Utilities — (0.1)%
Algonquin Power & Utilities Corp.	65,800	$(543,508)
Altus Power, Inc. (a)	200	(1,080)
Atmos Energy Corp.	1,500	(174,510)
Brookfield Infrastructure Corp., Class A	5,600	(255,248)
Brookfield Renewable Corp., Class A	9,700	(305,744)
California Water Service Group	1,000	(51,630)
Clearway Energy, Inc., Class C	2,500	(71,400)
Constellation Energy Corp.	3,200	(292,960)
FTC Solar, Inc. (a)	25,800	(83,076)
NextEra Energy Partners LP	300	(17,592)
NRG Energy, Inc.	67,400	(2,520,086)
ONE Gas, Inc.	1,600	(122,896)
Pinnacle West Capital Corp.	200	(16,292)
Southwest Gas Holdings, Inc.	5,200	(330,980)
UGI Corp.	11,700	(315,549)

		(5,102,551)

Total North America		(439,452,594)

Oceania — (0.0)%
Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	110	(302)
Benitec Biopharma, Inc. (a)	1,264	(301)
Genetic Technologies Ltd., ADR (a)	1,000	(836)
Immutep Ltd., ADR (a)	1,500	(3,165)
Kazia Therapeutics Ltd., ADR (a)	600	(684)
Opthea Ltd., ADR (a)	100	(280)

		(5,568)

Industrial Products — (0.0)%
Tritium DCFC Ltd. (a)	20,400	(22,236)

Materials — (0.0)%
BHP Group Ltd., ADR	1,400	(83,538)

Oil & Gas — (0.0)%
Imperial Petroleum, Inc. (a)	5,460	(16,817)
Woodside Energy Group Ltd., ADR	1,100	(25,509)

		(42,326)

Total Oceania		(153,668)

South America — (0.1)%
Banking — (0.1)%
Banco Bradesco SA, ADR (a)	256,300	(886,798)
Banco Santander Chile, ADR	8,400	(158,340)
Itau Unibanco Holding SA, ADR	131,100	(773,490)

		(1,818,628)

Consumer Staple Products — (0.0)%
Adecoagro SA (a)	12,400	(116,064)
Ambev SA, ADR	51,000	(162,180)
Cia Cervecerias Unidas SA, ADR	2,100	(34,083)

		(312,327)

Financial Services — (0.0)%
XP, Inc., Class A (a)	4,500	(105,570)

Industrial Services — (0.0)%
Azul SA, ADR (a)	29,700	(406,593)

Materials — (0.0)%
Bioceres Crop Solutions Corp. (a)	900	(12,024)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sigma Lithium Corp. (a)	8,500	$(342,550)
Sociedad Quimica y Minera de Chile SA, ADR (a)	15,300	(1,111,086)
Vale SA, ADR	500	(6,710)

		(1,472,370)

Media — (0.0)%
Despegar.com Corp. (a)	2,700	(19,035)

Oil & Gas — (0.0)%
Cosan SA, ADR	2,300	(34,316)
Ecopetrol SA, ADR	1,800	(18,450)

		(52,766)

Retail & Wholesale - Discretionary — (0.0)%
Sendas Distribuidora SA, ADR	300	(4,323)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	1,600	(19,424)
CI&T, Inc., Class A (a)	400	(2,508)

		(21,932)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA, ADR	8,900	(73,603)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	20,400	(241,536)
Cia Paranaense de Energia, ADR	2,300	(19,803)

		(334,942)

Total South America		(4,548,486)

TOTAL COMMON STOCK (PROCEEDS $469,098,459)		(480,762,253)

Security Description	Principle Amount	Value
CORPORATE BONDS & NOTES — (0.9)%
Asia — (0.7)%
Banks — (0.4)%
Bank of China Ltd., 5 year CMT + 2.45%, 3.60%, 12/31/99 (b),(d),(e),(k)	$3,600,000	(3,460,346)
Industrial & Commercial Bank of China Ltd., 5 year CMT + 2.37%, 3.20%, 12/31/99 (b),(d),(e),(k)	12,800,000	(11,919,996)

		(15,380,342)

Internet Media — (0.1)%
Tencent Holdings Ltd., MTN, 1.81%, 01/26/26 (b),(d)	1,856,000	(1,689,877)
Tencent Holdings Ltd., MTN, 3.28%, 04/11/24 (b),(d)	4,566,000	(4,478,676)

		(6,168,553)

Retail - Consumer Discretionary — (0.2)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (b)	5,462,000	(4,447,169)
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (b)	5,765,000	(5,358,409)

		(9,805,578)

Total Asia		(31,354,473)

North America — (0.2)%
Integrated Oils — (0.2)%
Petroleos Mexicanos, 10.00%, 02/07/33 (b),(d)	8,815,000	(8,074,466)

Total North America		(8,074,466)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $41,093,356)		(39,428,939)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (0.0)%
SPDR S&P Biotech ETF (b)	653	(54,329)
SPDR S&P Regional Banking ETF (b)	195	(7,962)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $64,297)		(62,291)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (12.2)%
North America — (12.2)%
U.S. Government Sponsored Agency Securities — (12.2)%
Federal National Mortgage Association, TBA, 30 Year Maturity, 6.00%, 07/13/53	$214,000,000	$(215,847,462)
Federal National Mortgage Association, TBA, 30 Year Maturity, 3.00%, 07/15/53 (b),(n)	750,000	(660,117)
Government National Mortgage Association, TBA, 30 Year Maturity, 6.00%, 07/01/53	300,000,000	(301,699,200)

		(518,206,779)

Total North America		(518,206,779)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $520,265,400)		(518,206,779)

Security Description	Shares	Value
SOVEREIGN DEBT — (1.4)%
Bahrain Government International Bond, 7.50%, 09/20/47 (b),(d)	3,215,000	(2,919,767)
Brazilian Government International Bond, 4.63%, 01/13/28 (b)	4,701,000	(4,556,400)
Brazilian Government International Bond, 5.00%, 01/27/45 (b)	827,000	(643,762)
Brazilian Government International Bond, 5.63%, 02/21/47 (b)	4,767,000	(4,004,493)
Chile Government International Bond, 1.20%, 10/21/30 (b),(d)	1,000,000	(831,240)
China Government International Bond, 2.13%, 12/03/29 (b),(d)	5,000,000	(4,411,633)
Colombia Government International Bond, 5.63%, 02/26/44 (b)	4,738,000	(3,519,187)
Dominican Republic International Bond, 6.00%, 02/22/33 (b),(d)	4,124,000	(3,797,930)
Egypt Government International Bond, 5.88%, 06/11/25 (b),(d)	2,637,000	(2,107,385)
Indonesia Government International Bond, 7.75%, 01/17/38 (b),(d)	1,776,000	(2,217,383)
Kazakhstan Government International Bond, 4.88%, 10/14/44 (b),(d)	1,093,000	(983,700)
Nigeria Government International Bond, 9.25%, 01/21/49 (b),(d)	1,093,000	(903,091)
Peruvian Government International Bond, 3.00%, 01/15/34 (b)	6,918,000	(5,741,940)
Peruvian Government International Bond, 5.63%, 11/18/50 (b)	3,307,000	(3,405,912)
Peruvian Government International Bond, 6.55%, 03/14/37 (b)	2,309,000	(2,586,080)
Saudi Government International Bond, MTN, 4.63%, 10/04/47 (b),(d)	2,736,000	(2,430,881)
Turkey Government International Bond, 5.60%, 11/14/24 (b)	273,000	(262,763)
Turkey Government International Bond, 5.75%, 03/22/24 (b)	1,229,000	(1,208,107)
Turkey Government International Bond, 7.25%, 12/23/23 (b)	4,515,000	(4,512,815)
Turkey Government International Bond, 7.38%, 02/05/25 (b)	9,960,000	(9,806,955)

TOTAL SOVEREIGN DEBT (PROCEEDS $60,690,371)		(60,851,424)

U.S. TREASURY NOTES — (0.1)%
North America — (0.1)%
U.S. Treasury Bonds, 3.00%, 08/15/52 (b)	2,868,800	(2,439,152)
U.S. Treasury Notes, 3.63%, 05/31/28	3,083,300	(3,015,853)

Total North America		(5,455,005)

TOTAL U.S. TREASURY NOTES (PROCEEDS $5,474,833)		(5,455,005)

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc. (a),(c)	1,340	0
Salarius Pharmaceuticals, Inc. (a),(c)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT — (25.9)% (PROCEEDS $1,096,686,716)		(1,104,766,691)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security is valued using significant unobservable inputs.
(d)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2023.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)	Non-interest bearing bond.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2023. Maturity date presented is the ultimate maturity.
(j)	All or a portion of the security represents an unsettled loan commitment at June 30, 2023 where the rate will be determined at time of settlement.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(n)	When issued or delayed delivery security included.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 7/1/2022. Amounts to $379,332,639 and represents 8.9% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CBOE SPX VOLATILITY INDX SEP 23 36C	36.00 USD	09/20/23	250	(250)	$(48,868)	$(14,000)	$34,868
CBOE SPX VOLATILITY INDX SEP 23 38C	38.00 USD	09/20/23	1,637	(1,637)	(264,492)	(85,124)	179,368
CRUDE OIL FUT OPT DEC23	200.00 USD	11/15/23	4,224,000	(4,224,000)	(34,291)	(600)	33,691
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	15,628,800	(15,628,800)	(464,838)	(68,820)	396,018
CRUDE OIL FUT OPT DEC24	150.00 USD	11/15/24	6,742,000	(6,742,000)	(52,703)	(33,000)	19,703
CRUDE OIL FUT OPT DEC24	165.00 USD	11/15/24	1,685,500	(1,685,500)	(12,410)	(6,500)	5,910
CRUDE OIL FUT SEP 23 88C	88.00 USD	08/17/23	680	(680)	(745,572)	(108,799)	636,773
NAT GAS EURO OPT APR25	6.00 USD	03/26/25	1,065,300	(1,065,300)	(141,080)	(60,060)	81,020
NAT GAS EURO OPT AUG23	7.00 USD	07/26/23	27,980	(27,980)	(4,813)	(1)	4,812
NAT GAS EURO OPT AUG23	10.00 USD	07/26/23	2,238,400	(2,238,400)	(48,214)	(80)	48,134
NAT GAS EURO OPT AUG23	4.95 USD	07/26/23	419,700	(419,700)	(12,790)	(135)	12,655
NAT GAS EURO OPT AUG25	6.00 USD	07/28/25	1,137,300	(1,137,300)	(141,080)	(68,070)	73,010
NAT GAS EURO OPT DEC23	3.55 USD	11/27/23	543,300	(543,300)	(87,390)	(89,205)	(1,815)
NAT GAS EURO OPT DEC23	6.00 USD	11/27/23	2,173,200	(2,173,200)	(121,960)	(67,140)	54,820
NAT GAS EURO OPT DEC23	5.00 USD	11/27/23	3,259,800	(3,259,800)	(373,170)	(191,070)	182,100
NAT GAS EURO OPT DEC23	3.75 USD	11/27/23	72,440	(72,440)	(15,005)	(10,286)	4,719
NAT GAS EURO OPT DEC25	6.00 USD	11/24/25	1,350,300	(1,350,300)	(141,080)	(158,370)	(17,290)
NAT GAS EURO OPT FEB24	3.55 USD	01/26/24	3,775,000	(3,775,000)	(812,667)	(833,400)	(20,733)
NAT GAS EURO OPT FEB24	6.00 USD	01/26/24	3,963,750	(3,963,750)	(281,130)	(287,385)	(6,255)
NAT GAS EURO OPT FEB25	6.00 USD	01/28/25	1,310,400	(1,310,400)	(141,080)	(159,870)	(18,790)
NAT GAS EURO OPT JAN24	3.70 USD	12/26/23	1,924,500	(1,924,500)	(364,334)	(361,150)	3,184

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JAN25	6.00 USD	12/26/24	1,339,800	(1,339,800)	$(141,080)	$(156,900)	$(15,820)
NAT GAS EURO OPT JUL25	6.00 USD	06/25/25	1,126,500	(1,126,500)	(141,080)	(63,060)	78,020
NAT GAS EURO OPT JUN25	6.00 USD	05/27/25	1,091,700	(1,091,700)	(141,080)	(55,860)	85,220
NAT GAS EURO OPT MAR24	3.15 USD	02/26/24	175,150	(175,150)	(39,513)	(43,075)	(3,562)
NAT GAS EURO OPT MAR24	3.25 USD	02/26/24	2,627,250	(2,627,250)	(583,700)	(614,625)	(30,925)
NAT GAS EURO OPT MAR24	6.00 USD	02/26/24	3,678,150	(3,678,150)	(241,430)	(255,990)	(14,560)
NAT GAS EURO OPT MAR25	6.00 USD	02/25/25	1,196,700	(1,196,700)	(141,080)	(127,440)	13,640
NAT GAS EURO OPT MAY25	6.00 USD	04/25/25	1,057,800	(1,057,800)	(141,080)	(51,330)	89,750
NAT GAS EURO OPT NOV23	3.75 USD	10/26/23	160,550	(160,550)	(10,013)	(12,665)	(2,652)
NAT GAS EURO OPT NOV23	5.00 USD	10/26/23	963,300	(963,300)	(68,330)	(20,370)	47,960
NAT GAS EURO OPT NOV25	6.00 USD	10/28/25	1,245,900	(1,245,900)	(141,080)	(112,110)	28,970
NAT GAS EURO OPT OCT23	7.00 USD	09/26/23	28,470	(28,470)	(4,813)	(24)	4,789
NAT GAS EURO OPT OCT23	10.00 USD	09/26/23	800,000	(800,000)	(48,214)	(240)	47,974
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	284,700	(284,700)	(23,027)	(28,400)	(5,373)
NAT GAS EURO OPT OCT25	6.00 USD	09/25/25	1,145,100	(1,145,100)	(141,080)	(75,720)	65,360
NAT GAS EURO OPT SEP23	7.00 USD	08/28/23	55,480	(55,480)	(9,625)	(22)	9,603
NAT GAS EURO OPT SEP23	2.40 USD	08/28/23	138,700	(138,700)	(14,513)	(24,920)	(10,407)
NAT GAS EURO OPT SEP23	10.00 USD	08/28/23	2,219,200	(2,219,200)	(48,214)	(160)	48,054
NAT GAS EURO OPT SEP25	6.00 USD	08/26/25	1,124,100	(1,124,100)	(141,080)	(67,620)	73,460
NAT GAS EURO OPT MAR24	7.00 USD	02/26/24	2,347,010	(2,347,010)	(103,359)	(116,312)	(12,953)
PHE 01312024 C7	7.00 USD	12/26/23	1,200,000	(1,200,000)	(420,259)	(157,560)	262,699
PHE 12312023 C3.75 NOV23	3.75 USD	11/27/23	400,000	(400,000)	(300,086)	(205,720)	94,366
PRIMARY ALUMNM OP SEP23	2,850.00 USD	09/06/23	5,000	(5,000)	(141,144)	(26,400)	114,744
SILVER OPTION JUL24	50.00 USD	06/25/24	400,000	(400,000)	(139,795)	(110,401)	29,394
VIX US JUL 23 34C	34.00 USD	07/19/23	4,250	(4,250)	(448,252)	(21,250)	427,002

					$(8,081,894)	$(4,951,239)	$3,130,655

Exchange-Traded Put Options Written
CBOE SPX VOLATILITY INDX JUL 23 21P	21.00 USD	07/19/23	2,125	(2,125)	$(451,501)	$(1,306,875)	$(855,374)
CBOE SPX VOLATILITY INDX JUL 23 24P	24.00 USD	07/19/23	2,125	(2,125)	(753,208)	(1,957,125)	(1,203,917)
CBOE SPX VOLATILITY INDX SEP 23 19P	19.00 USD	09/20/23	1,887	(1,887)	(236,779)	(632,146)	(395,367)
CRUDE OIL (NY) 07/17/23 55P	55.00 USD	07/17/23	855	(855)	(894,698)	(34,200)	860,498
CRUDE OIL FUT OPT DEC23	45.00 USD	11/15/23	4,224,000	(4,224,000)	(208,891)	(21,600)	187,291
CRUDE OIL FUT OPT DEC24	47.00 USD	11/15/24	6,742,000	(6,742,000)	(408,703)	(279,000)	129,703
CRUDE OIL FUT OPT DEC24	50.00 USD	11/15/24	1,685,500	(1,685,500)	(107,431)	(88,000)	19,431
DJ EURO STOXX 50 JUL 23 4225P	4,225.00 EUR	07/21/23	1,470	(1,470)	(659,517)	(145,970)	513,547
DJ EURO STOXX 50 JUL 23 4300P	4,300.00 EUR	07/21/23	1,500	(1,500)	(707,640)	(265,162)	442,478
G3 10312023 P2 SEP23	2.00 USD	09/26/23	3,600,000	(3,600,000)	(315,522)	(72,000)	243,522
INVESCO QQQ TRUST SERIES	288.00 USD	09/15/23	65,400	(65,400)	(93,892)	(40,548)	53,344
INVESCO QQQ TRUST SERIES 1 SEP23	292.00 USD	09/15/23	13,100	(13,100)	(17,157)	(8,908)	8,249
LME Copper 3Mo Call	2.25 USD	07/26/24	4,255,000	(4,255,000)	(230,334)	(171,375)	58,959
LME Nickel 3Mo Call	2.25 USD	06/25/24	4,203,750	(4,203,750)	(230,334)	(168,250)	62,084
NAT GAS EURO OPT APR24	2.25 USD	03/25/24	1,592,500	(1,592,500)	(87,133)	(83,599)	3,534
NAT GAS EURO OPT APR24	2.00 USD	03/25/24	987,350	(987,350)	(37,113)	(33,604)	3,509
NAT GAS EURO OPT APR25	3.50 USD	03/26/25	2,130,600	(2,130,600)	(344,160)	(396,660)	(52,500)
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	4,588,720	(4,588,720)	(685,738)	(2,784,228)	(2,098,490)
NAT GAS EURO OPT AUG23	2.75 USD	07/26/23	839,400	(839,400)	(123,080)	(44,670)	78,410
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	839,400	(839,400)	(84,080)	(215,490)	(131,410)
NAT GAS EURO OPT AUG25	3.50 USD	07/28/25	2,274,600	(2,274,600)	(344,160)	(329,400)	14,760
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	1,992,100	(1,992,100)	(59,490)	(20,460)	39,030
NAT GAS EURO OPT DEC23	3.50 USD	11/27/23	7,244,000	(7,244,000)	(1,079,331)	(994,400)	84,931
NAT GAS EURO OPT DEC23	3.55 USD	11/27/23	362,200	(362,200)	(66,527)	(52,420)	14,107
NAT GAS EURO OPT DEC23	3.75 USD	11/27/23	1,267,700	(1,267,700)	(260,843)	(223,825)	37,018
NAT GAS EURO OPT DEC25	3.50 USD	11/24/25	2,700,600	(2,700,600)	(344,160)	(270,480)	73,680
NAT GAS EURO OPT FEB24	3.55 USD	01/26/24	1,510,000	(1,510,000)	(297,107)	(246,080)	51,027
NAT GAS EURO OPT FEB25	3.50 USD	01/28/25	2,620,800	(2,620,800)	(344,160)	(284,220)	59,940
NAT GAS EURO OPT JAN24	3.70 USD	12/26/23	1,924,500	(1,924,500)	(385,134)	(288,601)	96,533
NAT GAS EURO OPT JAN25	3.50 USD	12/26/24	2,679,600	(2,679,600)	(344,160)	(249,300)	94,860

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUL25	3.50 USD	06/25/25	2,253,000	(2,253,000)	$(344,160)	$(330,180)	$13,980
NAT GAS EURO OPT JUN24	2.25 USD	05/28/24	1,630,000	(1,630,000)	(87,133)	(73,649)	13,484
NAT GAS EURO OPT JUN24	2.00 USD	05/28/24	2,216,800	(2,216,800)	(78,032)	(64,056)	13,976
NAT GAS EURO OPT JUN25	3.50 USD	05/27/25	2,183,400	(2,183,400)	(344,160)	(352,260)	(8,100)
NAT GAS EURO OPT MAR24	2.25 USD	02/26/24	700,600	(700,600)	(46,053)	(30,500)	15,553
NAT GAS EURO OPT MAR24	3.25 USD	02/26/24	700,600	(700,600)	(131,178)	(115,060)	16,118
NAT GAS EURO OPT MAR25	3.50 USD	02/25/25	2,393,400	(2,393,400)	(344,160)	(348,480)	(4,320)
NAT GAS EURO OPT MAY24	2.25 USD	04/25/24	1,583,500	(1,583,500)	(87,134)	(84,450)	2,684
NAT GAS EURO OPT MAY24	2.00 USD	04/25/24	2,153,560	(2,153,560)	(78,162)	(74,256)	3,906
NAT GAS EURO OPT MAY25	3.50 USD	04/25/25	2,115,600	(2,115,600)	(344,160)	(381,000)	(36,840)
NAT GAS EURO OPT NOV23	3.75 USD	10/26/23	481,650	(481,650)	(50,290)	(117,465)	(67,175)
NAT GAS EURO OPT NOV25	3.50 USD	10/28/25	2,491,800	(2,491,800)	(344,160)	(297,120)	47,040
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	4,669,080	(4,669,080)	(685,738)	(2,724,040)	(2,038,302)
NAT GAS EURO OPT OCT23	0.75 USD	09/26/23	569,400	(569,400)	(2,053)	(800)	1,253
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	28,470	(28,470)	(6,813)	(4,351)	2,462
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	1,651,260	(1,651,260)	(47,915)	(44,892)	3,023
NAT GAS EURO OPT OCT24	2.25 USD	09/25/24	4,316,250	(4,316,250)	(230,334)	(190,000)	40,334
NAT GAS EURO OPT OCT25	3.50 USD	09/25/25	2,290,200	(2,290,200)	(344,160)	(337,380)	6,780
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	4,549,360	(4,549,360)	(685,738)	(2,827,196)	(2,141,458)
NAT GAS EURO OPT SEP23	1.25 USD	08/28/23	554,800	(554,800)	(5,453)	(940)	4,513
NAT GAS EURO OPT SEP24	2.25 USD	08/27/24	4,220,000	(4,220,000)	(230,334)	(186,125)	44,209
NAT GAS EURO OPT SEP25	3.50 USD	08/26/25	2,248,200	(2,248,200)	(344,160)	(342,780)	1,380
NAT GAS EURO OPT AUG23	2.70 USD	07/26/23	615,560	(615,560)	(54,839)	(27,896)	26,943
PHE 08312023 PHE P1 JUL23	1.00 USD	07/26/23	1,600,000	(1,600,000)	(41,946)	(2,080)	39,866
PHE 09302023 PHE P1 AUG23	1.00 USD	08/28/23	1,600,000	(1,600,000)	(41,946)	(3,680)	38,266
PHE 10312023 PHE P1 SEP23	1.00 USD	09/26/23	1,600,000	(1,600,000)	(41,946)	(10,720)	31,226
PHE 12312023 P3.75 NOV23	3.75 USD	11/27/23	400,000	(400,000)	(300,086)	(255,800)	44,286
PRIMARY ALUMNM OP AUG23	2,250.00 USD	08/02/23	3,750	(3,750)	(265,833)	(457,200)	(191,367)
VIX US CBOE JUL 23 18P	18.00 USD	07/19/23	304	(304)	(56,088)	(104,880)	(48,792)

					$(15,866,147)	$(21,497,832)	$(5,631,685)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
Cap Call 0.95 Jan24	Morgan Stanley Capital Services LLC	0.95 USD	01/10/24	(2,930,400,000)	(2,930,400,000)	$(882,200)	$(211,692)	$670,508
CORN FVA NOV23 28.95 CALL	J P Morgan Securities, Inc.	28.95 USD	11/24/23	(20,000)	(20,000)	—	—	—
EO-USDZAR(USD) 09/28/23 19.75C	Tullett Prebon	19.75 USD	09/28/23	(95,700,000)	(95,700,000)	(1,068,490)	(1,452,898)	(384,408)
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 6% Receive SOFR 1Y BISL Adjst RFR	Barclays Bank PLC	6.00 USD	12/20/23	(1,999,976,000)	(1,999,976,000)	—	(960,328)	(960,328)
iShares China Large-Cap ETF Call 29.85 08/18/23	Goldman Sachs Co., LLC	29.85 USD	08/18/23	(1,884,294)	(1,884,294)	(433,388)	(462,800)	(29,412)
iShares China Large-Cap ETF Call 40.85 08/18/23	Bank Of America N.A.	40.85 USD	08/18/23	(1,463,040)	(1,463,040)	(321,869)	(1,604)	320,265
iShares China Large-Cap ETF Call 44.85 12/15/23	Goldman Sachs Co., LLC	44.85 USD	12/15/23	(1,146,566)	(1,146,566)	(745,268)	(25,317)	719,951
LME Nickel 3Mo Call	LCH Limited	60,000.00 USD	12/04/24	(1,260)	(1,260)	(1,008,000)	(114,709)	893,291

						$(4,459,215)	$(3,229,348)	$1,229,867

Total Options Written Outstanding						$(28,407,256)	$(29,678,419)	$(1,271,163)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

At June 30, 2023, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
ATI Holdings Acquisition, Inc.	$782,441	$782,441	$—
Qualtek Buyer LLC, 2023 Term Loan, 17.07%, 03/01/28	625,792	641,235	15,443
Qualtek Buyer LLC, 2023 PIK DIP Term Loan, SOFR CME + 1.00%, 1.00%, 08/22/23	2,735,410	2,808,780	73,370

Total Unfunded Loan Commitment	$4,143,643	$4,232,456	$88,813

Reverse Repurchase Agreements Outstanding at June 30, 2023

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest
Barclays Capital	3.58%	06/08/23	On Demand(a	)	$2,161,735	$2,166,120
JPMorgan Chase Bank, N.A.	5.24%	06/28/23	07/05/23		1,964,004	1,964,862
JPMorgan Chase Bank, N.A.	5.24%	06/28/23	07/05/23		1,558,974	1,559,655
JPMorgan Chase Bank, N.A.	5.24%	06/28/23	07/05/23		13,407,208	13,413,062
JPMorgan Chase Bank, N.A.	5.24%	06/28/23	07/05/23		828,309	828,670
JPMorgan Chase Bank, N.A.	5.24%	06/28/23	07/05/23		4,110,603	4,112,398

Total Reverse Repurchase Agreements Outstanding					$24,030,833	$24,044,767

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Futures Contracts Outstanding at June 30, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Eurodollar	246	ICE	59,140,955 EUR	09/18/23	$(49,764)
3 Month Eurodollar	311	ICE	74,725,097 EUR	12/18/23	(84,374)
3 Month Eurodollar	269	ICE	64,611,414 EUR	03/18/24	(26,750)
3 Month Eurodollar	59	ICE	14,308,050 EUR	06/16/25	(23,939)
3 Month SOFR	178	CME	42,238,898 USD	03/19/24	(124,098)
3 Month SOFR	314	CME	74,622,402 USD	06/18/24	(137,677)
3 Month SOFR	182	CME	43,935,341 USD	09/16/25	(91,541)
Australian 10-Year Bond	34	SFE	3,970,918 AUD	09/15/23	(14,029)
Australian Dollar Currency	12	CME	821,431 USD	09/18/23	(20,071)
Brent Crude	230	ICE	391,000 USD	07/26/23	(381,800)
Brent Crude	240	ICE	17,678,095 USD	07/31/23	420,305
Brent Crude	150	ICE	11,301,269 USD	08/31/23	(6,269)
Brent Crude	62	NYMEX	4,611,720 USD	10/31/23	32,700
Brent Crude	56	NYMEX	3,954,639 USD	10/31/24	87,441
Brent Crude Oil	40	ICE	116,000 USD	07/26/23	(85,200)
British Pound Currency	32	CME	2,551,626 USD	09/18/23	(11,826)
CAC40 Index	6	Euronext	437,578 EUR	07/21/23	7,695
Canadian Dollar Currency	29	CME	2,199,547 USD	09/19/23	(6,277)
CBOE Volatility Index	8	CFE	119,906 USD	07/19/23	182
CBOE Volatility Index	151	CFE	2,531,043 USD	08/16/23	(54,597)
Chicago CG Basis	90	ICE	53,546 USD	11/02/23	(7,204)
Chicago CG Basis	186	ICE	41,687 USD	03/04/24	(1,325)
Cocoa	1,394	ICE	42,929,943 USD	12/13/23	3,950,277

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Coffee ‘C’	180	ICE	11,119,815 USD	09/19/23	$(387,315)
Copper	207	COMEX	19,437,658 USD	09/27/23	17,755
Corn	238	CBOT	6,360,688 USD	12/14/23	(473,163)
Cotton No.2	59	ICE	2,345,350 USD	03/06/24	22,025
Crude Oil	43	NYMEX	3,110,150 USD	08/22/23	(66,610)
DAX Index	13	Eurex	5,296,301 EUR	09/15/23	(8,621)
DJIA mini E-CBOT	28	CBOT	4,834,816 USD	09/15/23	15,204
Dominion Sp	180	ICE	479,093 USD	11/02/23	(85,658)
Dominion Sp	31	ICE	54,998 USD	01/03/24	(8,358)
Dominion Sp	30	ICE	65,974 USD	04/02/24	17,974
Dominion Sp	93	ICE	202,969 USD	05/02/24	28,594
Dominion Sp	60	ICE	139,448 USD	06/04/24	24,697
Dominion Sp	62	ICE	144,096 USD	07/02/24	16,608
Dominion Sp	62	ICE	144,096 USD	08/02/24	9,246
Dominion Sp	90	ICE	197,921 USD	09/04/24	(86,704)
Dominion Sp	60	ICE	147,323 USD	11/04/24	(22,928)
Dominion Sp	31	ICE	67,010 USD	12/03/24	(1,577)
Dominion Sp	31	ICE	67,010 USD	01/03/25	8,110
Dominion Sp	28	ICE	60,526 USD	02/04/25	13,450
Dominion Sp	31	ICE	67,010 USD	03/04/25	17,992
E- Mini S&P MidCap 400 Index	3	CME	781,870 USD	09/15/23	11,360
E-Mini S&P 500 Index	144	CME	31,306,601 USD	09/15/23	1,008,799
Euro BTP	6	Eurex	697,963 EUR	09/07/23	(1,422)
Euro FX	4	CME	550,233 USD	09/18/23	(2,583)
FTSE 100 Index	30	ICE	2,288,262 GBP	09/15/23	(32,781)
FTSE China A50	66	SGX	813,381 USD	07/28/23	1,257
FTSE/MIB Index	3	IDEM	416,607 EUR	09/15/23	9,644
Gasoline RBOB	106	NYMEX	10,860,430 USD	07/31/23	469,464
Gasoline RBOB	112	NYMEX	11,411,848 USD	08/31/23	171,752
Globex Natural Gas	66	NYMEX	1,773,794 USD	07/26/23	72,886
Globex Natural Gas	68	NYMEX	2,309,517 USD	10/26/23	(126,037)
Globex Natural Gas	80	NYMEX	2,802,138 USD	11/27/23	95,462
Globex Natural Gas	25	NYMEX	936,043 USD	01/26/24	7,707
Globex Natural Gas	8	NYMEX	272,014 USD	02/26/24	8,226
Gold 100 OZ	3	COMEX	595,501 USD	08/29/23	(16,681)
Hang Seng China Enterprises Index	4	HKFE	3,799,048 HKD	07/28/23	(4,804)
Henry Hub	120	ICE	1,245 USD	07/05/23	(13,665)
Henry Hub	201	ICE	1,415,663 USD	07/27/23	(9,668)
Henry Hub	60	ICE	417,053 USD	09/26/23	9,997
Henry Hub	713	ICE	6,664,384 USD	11/28/23	(208,169)
Henry Hub	365	ICE	3,404,152 USD	12/27/23	108,061
Henry Hub	372	ICE	4,210,591 USD	12/27/24	(57,211)
Henry Hub	713	ICE	6,396,420 USD	12/29/25	2,027,675
Henry Hub	644	ICE	5,777,412 USD	01/28/26	1,469,198
Henry Hub	713	ICE	6,396,420 USD	02/25/26	797,750
Henry Hub	690	ICE	6,190,084 USD	03/27/26	(145,684)
Henry Hub	713	ICE	6,396,420 USD	04/28/26	(236,100)
Henry Hub	690	ICE	6,190,084 USD	05/27/26	(49,084)
Henry Hub	713	ICE	6,396,420 USD	06/26/26	132,877
Henry Hub	713	ICE	6,396,420 USD	07/29/26	200,612
Henry Hub	690	ICE	6,190,084 USD	08/27/26	90,641
Henry Hub	713	ICE	6,396,420 USD	09/28/26	243,392
Henry Hub	690	ICE	6,190,084 USD	10/28/26	739,241
Henry Hub	713	ICE	6,396,420 USD	11/25/26	1,405,582
Henry Hub	30	ICE	316,526 USD	12/29/26	29,224
Henry Hub	24	ICE	253,221 USD	01/27/27	9,819
Henry Hub	30	ICE	316,526 USD	02/24/27	(21,551)
Henry Hub	28	ICE	295,425 USD	03/29/27	(58,615)
Henry Hub	30	ICE	316,526 USD	04/28/27	(66,176)
Henry Hub	28	ICE	295,425 USD	05/26/27	(54,765)
Henry Hub	30	ICE	316,526 USD	06/28/27	(51,101)
Henry Hub	30	ICE	316,526 USD	07/28/27	(48,851)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	28	ICE	295,425 USD	08/27/27	$(48,185)
Henry Hub	30	ICE	316,526 USD	09/28/27	(44,501)
Henry Hub	28	ICE	295,425 USD	10/27/27	(26,345)
Henry Hub	30	ICE	316,526 USD	11/26/27	(1,376)
HSC Basis	60	ICE	35,490 USD	09/05/23	1,260
HSC Basis	120	ICE	96,458 USD	11/02/23	2,707
HSC Basis	30	ICE	21,724 USD	04/02/25	724
HSC Basis	31	ICE	22,448 USD	05/02/25	(802)
HSC Basis	30	ICE	21,724 USD	06/03/25	2,036
HSC Basis	31	ICE	22,448 USD	07/02/25	5,010
HSC Basis	31	ICE	22,448 USD	08/04/25	8,304
HSC Basis	30	ICE	21,724 USD	09/03/25	4,099
HSC Basis	31	ICE	22,448 USD	10/02/25	(2,933)
ICE 3 Month Sonia	496	ICE	116,639,038 GBP	06/18/24	(462,582)
Japanese 10-Year Bond	10	OSE	1,479,904,500 JPY	09/12/23	38,778
Lean Hogs	163	CME	5,922,071 USD	08/14/23	115,449
Live Cattle	1,393	CME	93,692,115 USD	10/31/23	6,353,145
Low Sulphar Fuel Oil	1	ICE	6,251 USD	06/30/23	8,599
Low Sulphar Fuel Oil	1	ICE	6,251 USD	07/03/23	2,887
Low Sulphar Gasoil	31	ICE	2,174,459 USD	08/10/23	3,291
Low Sulphar Gasoil	35	ICE	2,487,945 USD	09/12/23	(35,320)
Low Sulphar Gasoil	65	ICE	4,536,542 USD	11/10/23	(6,042)
Mexican Peso Currency	21	CME	604,689 USD	09/18/23	(1,149)
Michcon Basis	62	ICE	42,493 USD	07/05/23	(4,007)
Michcon Basis	31	ICE	26,377 USD	08/02/23	(27)
Michcon Basis	62	ICE	1,108 USD	08/02/23	(16,949)
Michcon Basis	31	ICE	35,677 USD	10/03/23	(27)
Michcon Basis	30	ICE	24,724 USD	11/02/23	(4,714)
Michcon Basis	30	ICE	21,724 USD	04/02/25	161
Michcon Basis	31	ICE	22,448 USD	05/02/25	4,817
Michcon Basis	30	ICE	21,724 USD	06/03/25	1,474
Michcon Basis	31	ICE	22,448 USD	07/02/25	5,398
Michcon Basis	31	ICE	22,448 USD	08/04/25	4,429
Michcon Basis	30	ICE	21,724 USD	09/03/25	(6,401)
Michcon Basis	31	ICE	22,448 USD	10/02/25	(5,646)
Michcon Swing	2	ICE	11,749 USD	07/03/23	(628)
Michcon Swing	2	ICE	11,749 USD	07/03/23	(628)
Michcon Swing	2	ICE	11,749 USD	07/05/23	(628)
Michcon Swing	2	ICE	11,749 USD	07/05/23	(628)
Michcon Swing	2	ICE	11,749 USD	07/06/23	(628)
Michcon Swing	2	ICE	11,749 USD	07/07/23	536
Michcon Swing	2	ICE	11,749 USD	07/10/23	536
Michcon Swing	2	ICE	11,749 USD	07/10/23	536
Michcon Swing	2	ICE	11,749 USD	07/10/23	536
Michcon Swing	2	ICE	11,749 USD	07/11/23	536
Michcon Swing	2	ICE	11,749 USD	07/12/23	536
Michcon Swing	2	ICE	11,749 USD	07/13/23	536
Michcon Swing	2	ICE	11,749 USD	07/14/23	536
Michcon Swing	2	ICE	11,749 USD	07/17/23	536
Michcon Swing	2	ICE	11,749 USD	07/17/23	536
Michcon Swing	2	ICE	11,749 USD	07/17/23	536
Michcon Swing	2	ICE	11,749 USD	07/18/23	536
Michcon Swing	2	ICE	11,749 USD	07/19/23	536
Michcon Swing	2	ICE	11,749 USD	07/20/23	536
Michcon Swing	2	ICE	11,749 USD	07/21/23	536
Michcon Swing	2	ICE	11,749 USD	07/24/23	536
Michcon Swing	2	ICE	11,749 USD	07/24/23	536
Michcon Swing	2	ICE	11,749 USD	07/24/23	536
Michcon Swing	2	ICE	11,749 USD	07/25/23	536
Michcon Swing	2	ICE	11,749 USD	07/26/23	536
Michcon Swing	2	ICE	11,749 USD	07/27/23	536
Michcon Swing	2	ICE	11,749 USD	07/28/23	536

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Michcon Swing	2	ICE	11,749 USD	07/31/23	$536
Michcon Swing	2	ICE	11,749 USD	07/31/23	536
Michcon Swing	2	ICE	11,749 USD	07/31/23	536
Michcon Swing	2	ICE	11,749 USD	08/01/23	536
MSCI Emerging Market	78	ICE	3,976,934 USD	09/15/23	(85,124)
NASDAQ 100 E-Mini	10	CME	2,985,934 USD	09/15/23	81,466
Natural Gas	101	NYMEX	2,808,419 USD	07/27/23	17,561
Natural Gas	382	NYMEX	10,055,192 USD	07/27/23	633,168
Natural Gas	121	NYMEX	3,951,453 USD	08/29/23	(594,913)
Natural Gas	295	NYMEX	7,849,874 USD	09/27/23	548,776
Natural Gas	29	NYMEX	987,747 USD	10/27/23	(56,557)
Natural Gas	586	NYMEX	25,142,643 USD	12/27/23	(2,587,503)
Natural Gas	12	NYMEX	447,621 USD	01/29/24	5,379
Natural Gas	216	NYMEX	10,246,672 USD	01/29/24	(2,092,672)
Natural Gas	57	NYMEX	1,972,490 USD	02/27/24	24,220
Natural Gas	358	NYMEX	18,254,986 USD	02/27/24	(5,714,246)
Natural Gas	110	NYMEX	3,419,462 USD	03/26/24	84,038
Natural Gas	186	NYMEX	8,864,820 USD	03/26/24	(2,940,720)
Natural Gas	69	NYMEX	2,170,841 USD	04/26/24	14,389
Natural Gas	201	NYMEX	9,275,126 USD	04/26/24	(2,909,456)
Natural Gas	6	NYMEX	193,751 USD	05/29/24	1,849
Natural Gas	211	NYMEX	9,627,558 USD	05/29/24	(2,748,958)
Natural Gas	43	NYMEX	1,788,176 USD	06/26/24	(342,086)
Natural Gas	181	NYMEX	8,672,981 USD	06/26/24	(2,585,951)
Natural Gas	76	NYMEX	2,954,929 USD	07/29/24	(367,889)
Natural Gas	171	NYMEX	8,339,274 USD	07/29/24	(2,518,434)
Natural Gas	53	NYMEX	2,118,574 USD	08/28/24	(329,294)
Natural Gas	171	NYMEX	8,339,274 USD	08/28/24	(2,566,314)
Natural Gas	64	NYMEX	2,437,973 USD	09/26/24	(228,053)
Natural Gas	298	NYMEX	13,177,763 USD	09/26/24	(2,887,823)
Natural Gas	87	NYMEX	3,264,494 USD	10/29/24	19,756
Natural Gas	196	NYMEX	9,512,937 USD	10/29/24	(2,113,937)
Natural Gas	123	NYMEX	5,795,738 USD	11/26/24	(643,268)
Natural Gas	196	NYMEX	9,512,937 USD	11/26/24	(1,302,497)
Natural Gas	33	NYMEX	1,526,448 USD	12/27/24	(52,668)
Natural Gas	45	NYMEX	2,044,680 USD	01/29/25	(79,080)
Natural Gas	32	NYMEX	971,555 USD	01/29/25	426,205
Natural Gas	45	NYMEX	2,034,740 USD	02/26/25	(239,690)
Natural Gas	32	NYMEX	971,555 USD	02/26/25	304,925
Natural Gas	37	NYMEX	1,690,065 USD	03/27/25	(376,196)
Natural Gas	28	NYMEX	919,648 USD	03/27/25	74,632
Natural Gas	38	NYMEX	1,566,867 USD	04/28/25	(226,987)
Natural Gas	28	NYMEX	919,648 USD	04/28/25	67,632
Natural Gas	39	NYMEX	1,780,469 USD	05/28/25	(361,259)
Natural Gas	28	NYMEX	919,648 USD	05/28/25	99,272
Natural Gas	39	NYMEX	1,780,469 USD	06/26/25	(316,019)
Natural Gas	28	NYMEX	919,648 USD	06/26/25	131,752
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(301,979)
Natural Gas	28	NYMEX	919,648 USD	07/29/25	141,832
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(319,139)
Natural Gas	28	NYMEX	919,648 USD	08/27/25	129,512
Natural Gas	39	NYMEX	1,780,469 USD	09/26/25	(291,839)
Natural Gas	28	NYMEX	919,648 USD	09/26/25	149,112
Natural Gas	47	NYMEX	2,114,663 USD	10/29/25	(162,753)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	357,405
Natural Gas	45	NYMEX	2,034,740 USD	11/25/25	(9,290)
Natural Gas	32	NYMEX	971,555 USD	11/25/25	468,765
Natural Gas	54	NYMEX	2,034,693 USD	12/29/26	454,707
Natural Gas	54	NYMEX	2,034,693 USD	01/27/27	332,667
Natural Gas	54	NYMEX	2,034,693 USD	02/24/27	89,127
Natural Gas	54	NYMEX	2,034,693 USD	03/29/27	(207,873)
Natural Gas	54	NYMEX	2,034,693 USD	04/28/27	(232,173)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	54	NYMEX	2,034,693 USD	05/26/27	$(178,173)
Natural Gas	54	NYMEX	2,034,693 USD	06/28/27	(123,633)
Natural Gas	54	NYMEX	2,034,693 USD	07/28/27	(107,433)
Natural Gas	54	NYMEX	2,034,693 USD	08/27/27	(127,413)
Natural Gas	54	NYMEX	2,034,693 USD	09/28/27	(76,113)
Natural Gas	54	NYMEX	2,034,693 USD	10/27/27	41,067
Natural Gas	54	NYMEX	2,034,693 USD	11/26/27	234,387
New Zealand Dollar	58	CME	3,602,234 USD	09/18/23	(43,065)
NNG Ventura Basis	30	ICE	3,724 USD	11/02/23	(6,214)
NY Harbor ULSD	43	NYMEX	4,430,336 USD	08/31/23	(20,084)
OMXS30 Index	9	Nasdaq OMX	2,080,090 SEK	07/21/23	420
Panhandle Basis	31	ICE	38,723 USD	10/03/23	(1,771)
S&P ASX Share Price Index 200	9	SFE	1,602,684 AUD	09/21/23	5,689
S&P TSX 60 Index	10	CDE	2,401,812 CAD	09/14/23	26,713
Soybean	319	CBOT	12,267,861 USD	12/14/23	406,009
Soybean	147	CBOT	9,918,058 USD	01/12/24	(19,446)
Soybean Oil	81	CBOT	2,605,584 USD	01/12/24	232,656
Sugar	291	ICE	8,038,171 USD	02/29/24	(577,862)
Swiss Franc Currency	9	CME	1,270,324 USD	09/18/23	(3,180)
TETCO M3 Basis	31	ICE	61,973 USD	08/02/23	(27,733)
TETCO M3 Basis	60	ICE	111,623 USD	09/05/23	(92,003)
TETCO M3 Basis	60	ICE	210,053 USD	11/04/24	(94,178)
TETCO M3 Basis	62	ICE	217,054 USD	12/03/24	(39,192)
TETCO M3 Basis	62	ICE	217,054 USD	01/03/25	269,258
TETCO M3 Basis	56	ICE	196,049 USD	02/04/25	228,851
TETCO M3 Basis	62	ICE	217,054 USD	03/04/25	(151,567)
Topix	88	OSE	1,978,263,760 JPY	09/07/23	243,780
Trans Z4 Basis	124	ICE	101,052 USD	08/02/23	(7,277)
Transco Station 85 (Zone 4) Swing	3	ICE	17,110 USD	06/30/23	5,165
Transco Station 85 (Zone 4) Swing	3	ICE	17,110 USD	07/03/23	3,177
TTF Natural Gas	15	ICE	559,608 EUR	12/30/24	56,711
TTF Natural Gas	15	ICE	505,454 EUR	01/30/25	36,922
TTF Natural Gas	15	ICE	558,856 EUR	02/27/25	5,812
U.S. Treasury 10-Year Note	158	CBOT	1,854,845 USD	09/20/23	(206,659)
U.S. Treasury 5-Year Note	277	CBOT	29,842,829 USD	09/29/23	(177,860)
Waha Gas Basis	30	ICE	71,974 USD	11/02/23	5,974
Western Hub Real-Time Peak Daily Mini	121	ICE	1,521,419 USD	10/03/23	15,765
Western Hub Real-Time Peak Daily Mini	88	ICE	1,140,903 USD	11/02/23	5,209
Western Hub Real-Time Peak Daily Mini	150	ICE	2,505,450 USD	01/03/24	(16,650)
Western Hub Real-Time Peak Daily Mini	38	ICE	584,312 USD	04/02/24	(2,730)
Western Hub Real-Time Peak Daily Mini	25	ICE	353,668 USD	07/02/24	732
Western Hub Real-Time Peak Daily Mini	100	ICE	1,313,942 USD	07/02/24	(113,942)
Western Hub Real-Time Peak Daily Mini	75	ICE	1,514,442 USD	08/02/24	73,518
Western Hub Real-Time Peak Daily Mini	100	ICE	1,287,663 USD	08/02/24	64,737
Western Hub Real-Time Peak Daily Mini	75	ICE	1,514,442 USD	09/04/24	(95,442)
Western Hub Real-Time Peak Daily Mini	100	ICE	1,287,663 USD	09/04/24	(33,263)
Western Hub Real-Time Peak Daily Mini	55	ICE	776,150 USD	10/02/24	9,689
Western Hub Real-Time Peak Daily Mini	100	ICE	1,313,942 USD	10/02/24	(99,942)
Western Hub Real-Time Peak Daily Mini	51	ICE	858,244 USD	11/04/24	(88,757)
Western Hub Real-Time Peak Daily Mini	51	ICE	746,300 USD	12/03/24	(23,324)
Western Hub Real-Time Peak Daily Mini	60	ICE	948,868 USD	01/03/25	148,844
Western Hub Real-Time Peak Daily Mini	35	ICE	564,793 USD	02/04/25	307,799
Western Hub Real-Time Peak Daily Mini	75	ICE	1,885,661 USD	02/04/25	7,219
Western Hub Real-Time Peak Daily Mini	35	ICE	507,086 USD	03/04/25	229,034
Western Hub Real-Time Peak Daily Mini	75	ICE	1,714,122 USD	03/04/25	(79,722)
Western Hub Real-Time Peak Daily Mini	35	ICE	586,405 USD	04/02/25	9,748
Western Hub Real-Time Peak Daily Mini	35	ICE	530,214 USD	05/02/25	(98,090)
Western Hub Real-Time Peak Daily Mini	35	ICE	587,759 USD	06/03/25	(125,801)
Western Hub Real-Time Peak Daily Mini	35	ICE	553,185 USD	07/02/25	(137,889)
Western Hub Real-Time Peak Daily Mini	35	ICE	564,793 USD	08/04/25	(11,191)
Western Hub Real-Time Peak Daily Mini	35	ICE	587,759 USD	09/03/25	(59,399)
Western Hub Real-Time Peak Daily Mini	35	ICE	553,185 USD	10/02/25	(129,153)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	35	ICE	541,741 USD	11/04/25	$(119,963)
Western Hub Real-Time Peak Daily Mini	35	ICE	600,724 USD	12/02/25	(49,763)
Western Hub Real-Time Peak Daily Mini	35	ICE	564,710 USD	01/05/26	117,860
Wheat	850	CBOT	30,715,384 USD	09/14/23	(3,047,884)
WTI Crude	313	NYMEX	21,810,487 USD	07/20/23	299,833
WTI Crude	36	NYMEX	2,536,094 USD	08/22/23	11,986
WTI Crude	89	NYMEX	6,180,648 USD	11/20/23	84,952
WTI Crude	19	NYMEX	1,390,574 USD	05/21/24	(79,194)
WTI Crude	1	NYMEX	66,982 USD	11/20/24	437

					$(21,192,879)

Short Futures
3 Month Eurodollar	302	ICE	72,861,019 EUR	06/17/24	$271,594
3 Month Eurodollar	165	ICE	39,969,096 EUR	09/16/24	240,715
3 Month Eurodollar	500	ICE	121,271,539 EUR	12/16/24	623,664
3 Month Eurodollar	45	ICE	10,880,220 EUR	03/17/25	(851)
3 Month SOFR	218	CME	9,448,211 USD	12/19/23	74,317
3 Month SOFR	73	CME	7,569,864 USD	03/19/24	96,470
3 Month SOFR	63	CME	7,126,655 USD	06/18/24	94,472
3 Month SOFR	129	CME	1,909,263 USD	09/17/24	186,281
3 Month SOFR	386	CME	3,111,949 USD	12/17/24	659,639
3 Month SOFR	341	CME	2,163,459 USD	03/18/25	477,880
3 Month SOFR	227	CME	1,442,922 USD	06/17/25	119,909
3 Month SOFR	12	CME	716,247 USD	09/16/25	9,013
3 Month SOFR	13	CME	1,928,982 USD	12/16/25	6,610
3 Month SOFR	6	CME	722,588 USD	03/17/26	2,450
3 Month SOFR	21	CME	236,488 USD	06/16/26	16,280
3 Month SOFR	19	CME	1,449,342 USD	09/15/26	11,471
3 Month SOFR	21	CME	1,931,713 USD	12/15/26	9,525
3 Month SOFR	12	CME	963,676 USD	03/16/27	2,681
3 Month SOFR	10	CME	722,809 USD	06/15/27	1,850
3 Month SOFR	11	CME	964,455 USD	09/14/27	1,200
3 Month SOFR	11	CME	1,449,151 USD	12/14/27	500
3 Month SOFR	7	CME	966,525 USD	03/14/28	475
3 Month SOFR	3	ICE	725,225 USD	06/20/28	88
3 Month SOFR	5	ICE	1,208,400 USD	09/19/28	(37)
Aluminium	30	ICE	776 USD	07/05/23	15,176
Australian Dollar Currency	24	CME	1,607,284 USD	09/18/23	4,564
Brent Crude	230	ICE	220,800 USD	07/26/23	213,900
Brent Crude	252	ICE	18,524,196 USD	08/31/23	(451,404)
Brent Crude	14	ICE	1,030,029 USD	09/29/23	(21,651)
Brent Crude	60	ICE	4,414,200 USD	10/31/23	(80,400)
Brent Crude	13	ICE	954,452 USD	11/30/23	(16,128)
Brent Crude	13	ICE	957,110 USD	12/28/23	(10,350)
California Carbon Allowance Vintage Specific 2023	3,059	ICE	91,533,022 USD	12/22/23	(9,291,618)
Canadian Dollar Currency	19	CME	1,434,252 USD	09/19/23	(2,718)
CBOE Volatility Index	30	CBOE	482,100 USD	07/19/23	31,770
CBOE Volatility Index	179	CFE	3,474,673 USD	09/20/23	323,718
CBOE Volatility Index	187	CFE	4,089,344 USD	10/18/23	658,100
CBOE Volatility Index	197	CFE	4,214,678 USD	11/15/23	501,228
CBOE Volatility Index	130	CFE	2,658,686 USD	12/20/23	169,186
Chicago CG Basis	62	ICE	29,892 USD	08/02/23	11,183
Chicago CG Basis	60	ICE	9,053 USD	04/02/24	9,698
Cocoa	1,225	ICE	37,902,455 USD	09/14/23	(3,171,795)
Coffee ‘C’	213	ICE	13,074,414 USD	12/18/23	446,177
Copper	115	COMEX	10,996,875 USD	09/27/23	188,313
Copper	227	COMEX	21,365,248 USD	12/27/23	(40,852)
Corn	237	CBOT	6,450,946 USD	03/14/24	448,921
Cotton No.2	77	ICE	3,046,308 USD	12/06/23	(47,938)
Crude Oil	71	NYMEX	4,899,000 USD	07/20/23	(116,440)
Dominion Sp	60	ICE	204,053 USD	09/05/23	28,073

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Dominion Sp	124	ICE	457,165 USD	10/03/23	$52,010
Dominion Sp	31	ICE	67,452 USD	10/02/24	40,079
E-Mini S&P 500 Index	209	CME	46,188,933 USD	09/15/23	(713,279)
E-Mini S&P 500 Index	318	CME	70,363,284 USD	09/15/23	(999,892)
Euro BOBL	104	Eurex	12,119,613 EUR	09/07/23	93,595
Euro BUXL	43	Eurex	5,831,632 EUR	09/07/23	(186,779)
Euro FX	79	CME	10,774,774 USD	09/18/23	(41,314)
Euro Stoxx 50	1,683	EUREX	73,065,620 EUR	09/15/23	(1,572,190)
Euro Stoxx 50	260	Eurex	11,265,877 EUR	09/15/23	(266,606)
Euro-Bund	29	Eurex	3,884,009 EUR	09/07/23	6,055
Euro-OAT	7	Eurex	898,536 EUR	09/07/23	(288)
Euro-Schatz	497	Eurex	52,332,243 EUR	09/07/23	242,020
FTSE 100 Index	193	LIFFE	14,769,815 GBP	09/15/23	272,694
Gasoline RBOB	95	NYMEX	9,981,054 USD	07/31/23	(173,097)
Gasoline RBOB	32	NYMEX	2,803,553 USD	11/30/23	(39,276)
Globex Natural Gas	60	NYMEX	1,571,597 USD	08/28/23	(92,803)
Globex Natural Gas	71	NYMEX	2,002,408 USD	09/26/23	(18,962)
Globex Natural Gas	104	NYMEX	4,109,321 USD	12/26/23	106,361
Globex Natural Gas	36	NYMEX	1,126,538 USD	03/25/24	(20,062)
Globex Natural Gas	21	NYMEX	672,064 USD	04/25/24	6,994
Globex Natural Gas	21	NYMEX	672,064 USD	05/28/24	(12,536)
Globex Natural Gas	24	NYMEX	768,659 USD	06/25/24	(38,461)
Globex Natural Gas	24	NYMEX	768,659 USD	07/26/24	(48,301)
Globex Natural Gas	24	NYMEX	768,659 USD	08/27/24	(41,581)
Globex Natural Gas	24	NYMEX	768,659 USD	09/25/24	(60,061)
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	(30,269)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	(75,809)
Globex Natural Gas	50	NYMEX	2,005,514 USD	12/26/24	(227,486)
Globex Natural Gas	50	NYMEX	2,005,514 USD	01/28/25	(178,486)
Globex Natural Gas	50	NYMEX	2,005,514 USD	02/25/25	11,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	03/26/25	230,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	04/25/25	242,514
Globex Natural Gas	50	NYMEX	2,005,514 USD	05/27/25	186,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	06/25/25	128,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	07/28/25	110,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	08/26/25	132,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	09/25/25	97,014
Globex Natural Gas	50	NYMEX	2,005,514 USD	10/28/25	(70,986)
Globex Natural Gas	50	NYMEX	2,005,514 USD	11/24/25	(244,986)
Henry Hub	31	ICE	143 USD	07/05/23	12
Henry Hub	51	NYMEX	721,855 USD	07/26/23	365,110
Henry Hub	31	ICE	492 USD	08/02/23	6,212
Henry Hub	87	NYMEX	1,212,324 USD	08/28/23	608,979
Henry Hub	621	ICE	4,732,407 USD	08/29/23	425,772
Henry Hub	69	NYMEX	909,190 USD	09/26/23	418,082
Henry Hub	1,260	ICE	8,358,132 USD	09/27/23	(609,918)
Henry Hub	104	NYMEX	697,054 USD	10/26/23	(137,806)
Henry Hub	60	ICE	467,873 USD	10/27/23	(13,777)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(240,961)
Henry Hub	832	ICE	9,724,187 USD	01/29/24	1,872,187
Henry Hub	724	ICE	8,498,631 USD	02/27/24	2,158,201
Henry Hub	158	NYMEX	1,052,731 USD	03/25/24	(205,344)
Henry Hub	716	ICE	7,579,223 USD	03/26/24	1,878,073
Henry Hub	158	NYMEX	1,052,731 USD	04/25/24	(198,234)
Henry Hub	929	ICE	10,098,994 USD	04/26/24	2,743,637
Henry Hub	158	NYMEX	1,052,731 USD	05/28/24	(234,969)
Henry Hub	896	ICE	9,734,941 USD	05/29/24	2,432,541
Henry Hub	158	NYMEX	1,052,731 USD	06/25/24	(275,654)
Henry Hub	867	ICE	9,316,299 USD	06/26/24	2,026,996
Henry Hub	158	NYMEX	1,052,731 USD	07/26/24	(291,849)
Henry Hub	867	ICE	9,316,299 USD	07/29/24	1,938,129
Henry Hub	158	NYMEX	1,052,731 USD	08/27/24	(280,789)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	836	ICE	8,977,493 USD	08/28/24	$1,921,653
Henry Hub	158	NYMEX	1,052,731 USD	09/25/24	(311,204)
Henry Hub	929	ICE	10,091,244 USD	09/26/24	2,071,652
Henry Hub	1,140	ICE	12,545,850 USD	10/29/24	1,787,100
Henry Hub	1,158	ICE	12,711,562 USD	11/26/24	584,407
Henry Hub	68	NYMEX	685,040 USD	12/26/24	(74,180)
Henry Hub	68	NYMEX	685,040 USD	01/28/25	(57,520)
Henry Hub	112	ICE	1,269,982 USD	01/29/25	46,942
Henry Hub	68	NYMEX	685,040 USD	02/25/25	6,910
Henry Hub	124	ICE	1,406,051 USD	02/26/25	169,461
Henry Hub	68	NYMEX	685,040 USD	03/26/25	81,370
Henry Hub	90	ICE	1,056,221 USD	03/27/25	257,246
Henry Hub	68	NYMEX	685,040 USD	04/25/25	85,620
Henry Hub	93	ICE	1,091,429 USD	04/28/25	271,634
Henry Hub	68	NYMEX	685,040 USD	05/27/25	66,410
Henry Hub	90	ICE	1,056,221 USD	05/28/25	237,446
Henry Hub	68	NYMEX	685,040 USD	06/25/25	46,690
Henry Hub	93	ICE	1,091,429 USD	06/26/25	218,391
Henry Hub	68	NYMEX	685,040 USD	07/28/25	40,570
Henry Hub	93	ICE	1,091,429 USD	07/29/25	210,021
Henry Hub	68	NYMEX	685,040 USD	08/26/25	48,050
Henry Hub	90	ICE	1,056,221 USD	08/27/25	213,146
Henry Hub	68	NYMEX	685,040 USD	09/25/25	36,150
Henry Hub	93	ICE	1,091,429 USD	09/26/25	203,976
Henry Hub	68	NYMEX	685,040 USD	10/28/25	(20,970)
Henry Hub	120	ICE	1,360,695 USD	10/29/25	114,795
Henry Hub	68	NYMEX	685,040 USD	11/24/25	(80,130)
Henry Hub	124	ICE	1,406,051 USD	11/25/25	10,741
Henry Swing	4	ICE	20,937 USD	06/30/23	(6,063)
Henry Swing	4	ICE	20,937 USD	07/03/23	(4,063)
Henry Swing	4	ICE	26,244 USD	07/03/23	1,060
Henry Swing	4	ICE	26,244 USD	07/03/23	1,060
Henry Swing	4	ICE	26,244 USD	07/05/23	1,060
Henry Swing	4	ICE	26,244 USD	07/05/23	1,060
Henry Swing	4	ICE	26,244 USD	07/06/23	1,060
Henry Swing	4	ICE	26,244 USD	07/07/23	(956)
Henry Swing	4	ICE	26,244 USD	07/10/23	(956)
Henry Swing	4	ICE	26,244 USD	07/10/23	(956)
Henry Swing	4	ICE	26,244 USD	07/10/23	(956)
Henry Swing	4	ICE	26,244 USD	07/11/23	(956)
Henry Swing	4	ICE	26,244 USD	07/12/23	(956)
Henry Swing	4	ICE	26,244 USD	07/13/23	(956)
Henry Swing	4	ICE	26,244 USD	07/14/23	(956)
Henry Swing	4	ICE	26,244 USD	07/17/23	(956)
Henry Swing	4	ICE	26,244 USD	07/17/23	(956)
Henry Swing	4	ICE	26,244 USD	07/17/23	(956)
Henry Swing	4	ICE	26,244 USD	07/18/23	(956)
Henry Swing	4	ICE	26,244 USD	07/19/23	(956)
Henry Swing	4	ICE	26,244 USD	07/20/23	(956)
Henry Swing	4	ICE	26,244 USD	07/21/23	(956)
Henry Swing	4	ICE	26,244 USD	07/24/23	(956)
Henry Swing	4	ICE	26,244 USD	07/24/23	(956)
Henry Swing	4	ICE	26,244 USD	07/24/23	(956)
Henry Swing	4	ICE	26,244 USD	07/25/23	(956)
Henry Swing	4	ICE	26,244 USD	07/26/23	(956)
Henry Swing	4	ICE	26,244 USD	07/27/23	(956)
Henry Swing	4	ICE	26,244 USD	07/28/23	(956)
Henry Swing	4	ICE	26,244 USD	07/31/23	(956)
Henry Swing	4	ICE	26,244 USD	07/31/23	(956)
Henry Swing	4	ICE	26,244 USD	07/31/23	(956)
Henry Swing	4	ICE	26,244 USD	08/01/23	(956)
HSC Basis	31	ICE	10,490 USD	08/02/23	2,879

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
HSC Basis	62	ICE	56,862 USD	10/03/23	$(7,262)
HSC Basis	60	ICE	41,303 USD	04/02/24	(4,927)
HSC Basis	62	ICE	42,679 USD	05/02/24	(4,317)
HSC Basis	60	ICE	41,303 USD	06/04/24	(4,177)
HSC Basis	62	ICE	42,679 USD	07/02/24	(8,192)
HSC Basis	62	ICE	42,679 USD	08/02/24	(11,679)
HSC Basis	60	ICE	41,303 USD	09/04/24	(7,177)
HSC Basis	62	ICE	42,679 USD	10/02/24	7,696
ICE 3 Month Sonia	329	ICE	77,402,961 GBP	03/19/24	357,186
ICE 3 Month Sonia	143	ICE	33,836,552 GBP	09/17/24	341,743
ICE 3 Month Sonia	134	ICE	31,725,711 GBP	12/17/24	254,680
ICE 3 Month Sonia	266	ICE	63,138,606 GBP	03/18/25	506,960
ICE 3 Month Sonia	274	ICE	64,850,900 GBP	06/17/25	93,821
ICE 3 Month Sonia	3	ICE	710,398 GBP	09/16/25	(479)
Japan Yen Currency	99	CME	8,953,414 USD	09/18/23	275,445
Lean Hogs	190	CME	6,043,459 USD	10/13/23	86,959
Live Cattle	1,180	CME	77,453,549 USD	08/31/23	(6,173,051)
Long Gilt	33	ICE	3,138,474 GBP	09/27/23	(8,162)
Low Sulphar Gasoil	122	ICE	8,427,947 USD	10/12/23	(118,153)
Michcon Basis	186	ICE	60,031 USD	03/04/24	5,069
Michcon Basis	30	ICE	20,651 USD	04/02/24	(11,276)
Michcon Basis	31	ICE	21,340 USD	05/02/24	(6,227)
Michcon Basis	30	ICE	20,651 USD	06/04/24	(1,714)
Michcon Basis	31	ICE	21,340 USD	07/02/24	(802)
Michcon Basis	31	ICE	21,340 USD	08/02/24	(1,190)
Michcon Basis	30	ICE	20,651 USD	09/04/24	6,161
Michcon Basis	31	ICE	21,340 USD	10/02/24	14,698
Natural Gas	338	NYMEX	9,162,354 USD	07/27/23	(294,886)
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(226)
Natural Gas	501	NYMEX	13,205,935 USD	08/29/23	(691,805)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(324)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(340)
Natural Gas	180	NYMEX	10,565,690 USD	09/27/23	5,441,090
Natural Gas	69	NYMEX	2,178,066 USD	10/27/23	(37,524)
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(2,500)
Natural Gas	150	NYMEX	5,262,963 USD	11/28/23	(170,037)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(2,277)
Natural Gas	18	NYMEX	540,569 USD	11/28/23	(111,391)
Natural Gas	544	NYMEX	20,703,570 USD	12/27/23	(234,990)
Natural Gas	28	NYMEX	1,047,053 USD	01/29/24	(9,947)
Natural Gas	147	NYMEX	5,048,080 USD	02/27/24	(101,330)
Natural Gas	154	NYMEX	4,745,957 USD	03/26/24	(158,943)
Natural Gas	34	NYMEX	1,103,577 USD	05/29/24	(4,823)
Natural Gas	30	NYMEX	1,563,859 USD	12/27/24	224,059
Natural Gas	88	NYMEX	3,968,649 USD	12/27/24	38,569
Natural Gas	28	NYMEX	272,306 USD	12/27/24	(40,315)
Natural Gas	28	NYMEX	272,306 USD	01/29/25	(33,454)
Natural Gas	28	NYMEX	272,306 USD	02/26/25	(6,924)
Natural Gas	28	NYMEX	272,306 USD	03/27/25	23,736
Natural Gas	28	NYMEX	272,306 USD	04/28/25	25,486
Natural Gas	28	NYMEX	272,306 USD	05/28/25	17,576
Natural Gas	28	NYMEX	272,306 USD	06/26/25	9,456
Natural Gas	28	NYMEX	272,306 USD	07/29/25	6,936
Natural Gas	28	NYMEX	272,306 USD	08/27/25	10,016
Natural Gas	28	NYMEX	272,306 USD	09/26/25	5,116
Natural Gas	28	NYMEX	272,306 USD	10/29/25	(18,404)
Natural Gas	28	NYMEX	272,306 USD	11/25/25	(42,765)
Natural Gas	33	NYMEX	1,472,942 USD	12/29/25	(86,638)
Natural Gas	141	NYMEX	5,123,357 USD	12/29/25	(1,540,303)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	(12,788)
Natural Gas	141	NYMEX	5,123,357 USD	01/28/26	(1,223,053)
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	140,662

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	141	NYMEX	5,123,357 USD	02/25/26	$(567,403)
Natural Gas	33	NYMEX	1,472,942 USD	03/27/26	316,622
Natural Gas	141	NYMEX	5,123,357 USD	03/27/26	182,717
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	332,062
Natural Gas	141	NYMEX	5,123,357 USD	04/28/26	250,397
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	298,142
Natural Gas	141	NYMEX	5,123,357 USD	05/27/26	103,757
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	263,752
Natural Gas	141	NYMEX	5,123,357 USD	06/26/26	(41,473)
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	251,212
Natural Gas	141	NYMEX	5,123,357 USD	07/29/26	(95,053)
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	271,412
Natural Gas	141	NYMEX	5,123,357 USD	08/27/26	(10,453)
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	243,292
Natural Gas	141	NYMEX	5,123,357 USD	09/28/26	(128,893)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	146,932
Natural Gas	141	NYMEX	5,123,357 USD	10/28/26	(540,613)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	28,132
Natural Gas	141	NYMEX	5,123,357 USD	11/25/26	(1,048,213)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(72,400)
Natural Gas	31	NYMEX	328,185 USD	12/29/26	(29,090)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	47,380
Natural Gas	28	NYMEX	296,426 USD	01/27/27	(10,454)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	286,410
Natural Gas	31	NYMEX	328,185 USD	02/24/27	23,378
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	577,910
Natural Gas	30	NYMEX	317,599 USD	03/29/27	63,874
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	601,760
Natural Gas	31	NYMEX	328,185 USD	04/28/27	69,490
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	548,760
Natural Gas	30	NYMEX	317,599 USD	05/26/27	59,749
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	495,230
Natural Gas	31	NYMEX	328,185 USD	06/28/27	53,913
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	479,330
Natural Gas	31	NYMEX	328,185 USD	07/28/27	51,588
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	498,940
Natural Gas	30	NYMEX	317,599 USD	08/27/27	52,699
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	448,590
Natural Gas	31	NYMEX	328,185 USD	09/28/27	47,093
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	333,580
Natural Gas	30	NYMEX	317,599 USD	10/27/27	29,299
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	143,840
Natural Gas	31	NYMEX	328,185 USD	11/26/27	2,530
NY Harbor ULSD	35	NYMEX	3,630,879 USD	07/31/23	32,907
Palladium	14	NYMEX	1,961,654 USD	09/27/23	250,854
Platinum	29	NYMEX	1,341,020 USD	10/27/23	16,880
Silver	2	COMEX	230,746 USD	09/27/23	546
Soybean	146	CBOT	9,661,180 USD	11/14/23	(144,545)
Soybean	327	CBOT	12,505,191 USD	01/12/24	(394,959)
Soybean Oil	76	CBOT	2,452,104 USD	12/14/23	(236,928)
Sugar	251	ICE	6,964,527 USD	09/29/23	557,802
Swiss Franc Currency	25	CME	3,518,647 USD	09/18/23	(1,197)
TETCO M3 Basis	30	ICE	142,526 USD	11/02/23	(77,089)
TETCO M3 Basis	62	ICE	294,446 USD	12/04/23	73,958
TETCO M3 Basis	62	ICE	294,446 USD	01/03/24	(287,967)
TETCO M3 Basis	58	ICE	275,449 USD	02/02/24	(162,451)
TETCO M3 Basis	31	ICE	147,223 USD	03/04/24	127,073
TOPIX	30	ICE	54,964 USD	04/02/24	(21,401)
TOPIX	31	ICE	56,796 USD	05/02/24	(3,708)
TOPIX	30	ICE	54,964 USD	06/04/24	(6,776)
TOPIX	31	ICE	56,796 USD	07/02/24	(3,708)
TOPIX	31	ICE	56,796 USD	08/02/24	(608)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
TOPIX	30	ICE	54,964 USD	09/04/24	$29,411
TOPIX	31	ICE	56,796 USD	10/02/24	41,242
Trans Z4 Basis	90	ICE	4,579 USD	07/05/23	12,184
Trans Z4 Basis	90	ICE	33,859 USD	09/05/23	(4,954)
Trans Z4 Basis	30	ICE	17,974 USD	04/02/24	10,474
Trans Z4 Basis	31	ICE	18,573 USD	05/02/24	12,373
Trans Z4 Basis	30	ICE	17,974 USD	06/04/24	10,099
Trans Z4 Basis	31	ICE	18,573 USD	07/02/24	(10,296)
Trans Z4 Basis	31	ICE	18,573 USD	08/02/24	(10,296)
Trans Z4 Basis	30	ICE	17,974 USD	09/04/24	3,911
Trans Z4 Basis	31	ICE	18,573 USD	10/02/24	8,885
U.S. Treasury 10-Year Note	5,722	CBOT	652,422,995 USD	09/20/23	10,039,088
U.S. Treasury 2-Year Note	1,003	CBOT	205,863,074 USD	09/29/23	1,909,292
U.S. Treasury 5-Year Note	426	CBOT	46,052,235 USD	09/29/23	430,298
U.S. Treasury Long Bond	14	CBOT	2,281,057 USD	09/20/23	(15,132)
U.S. Treasury Ultra Bond	84	CBOT	11,433,689 USD	09/20/23	(8,686)
VSTOXX	553	Eurex	915,852 EUR	07/19/23	100,262
VSTOXX	625	Eurex	1,130,540 EUR	09/20/23	74,246
Waha Gas Basis	31	ICE	79,852 USD	03/04/24	(7,583)
Western Hub Real-Time Peak Daily Mini	75	ICE	1,282,207 USD	09/05/23	25,027
Western Hub Real-Time Peak Daily Mini	100	ICE	2,410,424 USD	02/02/24	(67,656)
Western Hub Real-Time Peak Daily Mini	100	ICE	2,300,859 USD	03/04/24	205,899
Western Hub Real-Time Peak Daily Mini	5	ICE	73,377 USD	05/02/24	(279)
Wheat	894	CBOT	32,979,427 USD	12/14/23	3,063,952
WTI Crude	270	NYMEX	18,900,591 USD	08/22/23	(210,009)
WTI Crude	2	NYMEX	138,453 USD	09/20/23	(2,987)
WTI Crude	18	NYMEX	1,242,257 USD	10/20/23	(28,183)
WTI Crude	14	NYMEX	965,294 USD	11/20/23	(20,306)
WTI Crude	11	NYMEX	758,967 USD	12/19/23	(13,233)
WTI Crude	110	NYMEX	7,465,355 USD	11/20/24	49,155

					$29,154,979

Total Futures Contracts Outstanding					$7,962,100

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,350,000	CNH	31,649,774	JPMorgan Chase Bank, N.A.	07/03/23	$(3,596)
USD	27,492,696	EUR	25,230,000	JPMorgan Chase Bank, N.A.	07/03/23	(38,280)
CNH	31,629,733	USD	4,350,000	JPMorgan Chase Bank, N.A.	07/10/23	2,507
EUR	51,156,000	USD	55,640,191	JPMorgan Chase Bank, N.A.	07/03/23	181,237
EUR	32,190,000	USD	35,215,860	Goldman Sachs International	07/11/23	(80,171)
JPY	1,368,474,878	USD	9,570,000	JPMorgan Chase Bank, N.A.	07/05/23	(86,131)
XAU	2,175	USD	4,130,286	JPMorgan Chase Bank, N.A.	07/03/23	44,300
USD	4,129,259	XAU	2,175	JPMorgan Chase Bank, N.A.	07/03/23	(45,327)
BRL	7,500,000	USD	1,472,407	State Street Bank and Trust Company	07/05/23	93,944
BRL	7,500,000	USD	1,534,339	State Street Bank and Trust Company	08/02/23	24,347
CLP	105,000,000	USD	132,173	State Street Bank and Trust Company	07/31/23	(1,651)
CNY	13,000,000	USD	1,891,674	State Street Bank and Trust Company	07/31/23	(96,974)
COP	470,700,000	USD	102,856	State Street Bank and Trust Company	07/31/23	9,068
CZK	42,700,000	USD	1,988,451	State Street Bank and Trust Company	07/31/23	(30,515)
EUR	706,000	USD	766,575	Morgan Stanley Capital Services, Inc.	07/14/23	4,144
GBP	2,014,000	USD	2,558,666	State Street Bank and Trust Company	09/21/23	(349)
HKD	5,131,000	USD	656,628	State Street Bank and Trust Company	07/31/23	(1,474)
HUF	229,500,000	USD	658,179	State Street Bank and Trust Company	07/31/23	9,417
IDR	38,768,300,000	USD	2,598,877	State Street Bank and Trust Company	07/31/23	(13,546)
ILS	3,900,000	USD	1,076,377	State Street Bank and Trust Company	07/31/23	(23,369)
INR	212,300,000	USD	2,577,498	State Street Bank and Trust Company	07/31/23	8,397
JPY	469,820	USD	3,261	State Street Bank and Trust Company	07/03/23	(5)
JPY	1,191,980	USD	8,249	State Street Bank and Trust Company	07/07/23	14

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	2,533,500,000	USD	1,911,136	State Street Bank and Trust Company	07/31/23	$15,263
MXN	4,400,000	USD	254,530	State Street Bank and Trust Company	07/20/23	1,796
NOK	7,400,000	USD	677,014	State Street Bank and Trust Company	07/31/23	13,160
PEN	2,370,000	USD	627,150	State Street Bank and Trust Company	07/31/23	24,662
PHP	132,500,000	USD	2,373,913	State Street Bank and Trust Company	07/31/23	25,300
PLN	7,500,000	USD	1,789,720	State Street Bank and Trust Company	07/31/23	52,461
SEK	9,500,000	USD	911,965	State Street Bank and Trust Company	07/31/23	(30,082)
SGD	4,277,500	USD	3,209,941	State Street Bank and Trust Company	07/31/23	(44,087)
THB	36,100,000	USD	1,071,924	State Street Bank and Trust Company	07/31/23	(51,021)
TRY	45,300,000	USD	1,978,209	State Street Bank and Trust Company	07/31/23	(247,707)
TWD	40,000,000	USD	1,314,458	State Street Bank and Trust Company	07/31/23	(26,260)
ZAR	32,900,000	USD	1,762,080	State Street Bank and Trust Company	07/31/23	(18,302)
USD	2,261,557	AUD	3,367,419	State Street Bank and Trust Company	07/31/23	16,721
USD	17,852,993	AUD	26,789,000	State Street Bank and Trust Company	08/16/23	(13,841)
USD	4,020,152	CHF	3,535,000	State Street Bank and Trust Company	07/31/23	60,108
USD	535,491	CLP	437,200,000	State Street Bank and Trust Company	07/31/23	(7,978)
USD	3,430,931	CNY	23,518,000	State Street Bank and Trust Company	07/31/23	184,183
USD	232,112	COP	1,107,800,000	State Street Bank and Trust Company	07/31/23	(31,303)
USD	960,500	CZK	20,700,000	State Street Bank and Trust Company	07/31/23	11,336
USD	1,843,689	EUR	1,698,000	Morgan Stanley Capital Services, Inc.	07/14/23	(9,965)
USD	1,161,745	EUR	1,052,000	Citibank N.A.	07/17/23	13,139
USD	7,306,580	EUR	6,625,000	State Street Bank and Trust Company	07/25/23	70,338
USD	165,040	EUR	149,000	Citibank N.A.	08/02/23	2,228
USD	1,006,263	EUR	913,000	Citibank N.A.	08/10/23	8,237
USD	2,865,470	EUR	2,637,000	Citibank N.A.	08/23/23	(18,971)
USD	724,789	EUR	678,000	Citibank N.A.	09/01/23	(17,163)
USD	509,310	EUR	464,000	Citibank N.A.	09/29/23	825
USD	1,427,120	GBP	1,147,000	Citibank N.A.	09/07/23	(29,926)
USD	35,981,276	GBP	28,018,000	State Street Bank and Trust Company	09/21/23	390,945
USD	1,034,634	GBP	823,000	Citibank N.A.	08/02/23	(10,785)
USD	1,112,672	GBP	880,000	Citibank N.A.	08/10/23	(5,195)
USD	1,896,370	HUF	665,000,000	State Street Bank and Trust Company	07/31/23	(38,061)
USD	1,087,290	IDR	16,000,000,000	State Street Bank and Trust Company	07/31/23	20,303
USD	2,544,801	ILS	9,285,000	State Street Bank and Trust Company	07/31/23	37,833
USD	1,058,184	INR	86,900,000	State Street Bank and Trust Company	07/31/23	(291)
USD	3,967,000	KRW	5,266,900,000	State Street Bank and Trust Company	07/31/23	(37,796)
USD	971,192	NOK	10,213,334	State Street Bank and Trust Company	07/31/23	18,627
USD	729,708	PEN	2,700,000	State Street Bank and Trust Company	07/31/23	(12,863)
USD	941,319	PHP	52,200,000	State Street Bank and Trust Company	07/31/23	(3,881)
USD	934,013	PLN	3,900,000	State Street Bank and Trust Company	07/31/23	(23,921)
USD	1,769,370	SEK	18,109,273	State Street Bank and Trust Company	07/31/23	88,290
USD	1,009,024	SGD	1,340,000	State Street Bank and Trust Company	07/31/23	17,266
USD	2,567,087	THB	87,500,000	State Street Bank and Trust Company	07/31/23	92,598
USD	2,022,412	TRY	45,300,000	State Street Bank and Trust Company	07/31/23	291,910
USD	2,737,425	TWD	83,100,000	State Street Bank and Trust Company	07/31/23	61,192
USD	2,349,128	ZAR	43,000,000	State Street Bank and Trust Company	07/31/23	70,024

Total Forward Foreign Currency Exchange Contracts Outstanding						$865,333

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00%	3M	12/20/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	900,000 USD	$(3,102)	$6,197	$(9,299)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(3,102)	$6,197	$(9,299)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	229,100,000 USD	$10,969,246	$540,931	$10,428,315
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	4,000,000 USD	191,519	256,000	(64,481)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	4,000,000 USD	191,519	256,000	(64,481)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	4,000,000 USD	191,519	252,800	(61,281)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	3,100,000 USD	148,427	192,510	(44,083)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	4,000,000 USD	191,519	246,000	(54,481)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	24,500,000 USD	1,173,053	1,886,500	(713,447)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	10,600,000 USD	507,525	742,000	(234,475)
Petroleo Brasilerio S.A.	1.00%	3M	12/20/2023	HSBC Bank PLC	7,000,000 USD	23,271	16,698	6,573
Traxx Europe Xover Series 38	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	7,600,000 EUR	(404,133)	96,415	(500,548)
Traxx Europe Xover Series 39	5.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	10,700,000 EUR	(462,397)	(377,168)	(85,229)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$12,721,068	$4,108,686	$8,612,382

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.39	1.00%	3M	06/20/28	Morgan Stanley & Co. LLC	NR	20,000,000 USD	$(957,595)	$(1,005,000)	$47,405
CDX.HY.40	5.00%	3M	06/20/28	Morgan Stanley & Co., Inc.	NR	30,080,000 USD	863,853	102,474	761,379
CDX.IG.40	1.00%	3M	06/20/28	Morgan Stanley & Co., Inc.	NR	209,913,750 USD	3,152,530	2,202,178	950,352
CDX.NA.IG.40	1.00%	3M	06/20/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,900,000 USD	689,336	352,007	337,329
iTraxx Europe Main Series 39	1.00%	3M	06/20/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	43,000,000 EUR	553,184	270,875	282,309

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$4,301,308	$1,922,534	$2,378,774

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	3M	12/20/2024	Morgan Stanley Capital Services LLC	5,900,000 USD	$(59,925)	$(59,634)	$(291)
Republic of China	1.00%	3M	12/20/2027	Citigroup Global Markets Inc.	36,100,000 USD	(632,682)	(475,323)	(157,359)
Republic of China	1.00%	3M	12/20/2028	Goldman Sachs International	31,400,000 USD	(495,308)	(580,136)	84,828
Republic of Colombia	1.00%	3M	6/20/2028	Barclays Bank PLC	1,600,000 USD	92,390	97,417	(5,027)
Republic of Colombia	1.00%	3M	6/20/2028	Citigroup Global Markets Inc.	600,000 USD	34,646	36,471	(1,825)
Republic of Colombia	1.00%	3M	6/20/2028	Barclays Bank PLC	1,400,000 USD	80,841	85,240	(4,399)
Republic of Peru	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	2,700,000 USD	(28,167)	(7,329)	(20,838)
Republic of Peru	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	3,300,000 USD	(34,426)	(7,509)	(26,917)
Republic of Peru	1.00%	3M	6/20/2028	Citigroup Global Markets Inc.	2,700,000 USD	(28,167)	(6,143)	(22,024)
Republic of Poland	1.00%	3M	6/20/2028	Barclays Bank PLC	1,400,000 USD	(15,304)	(14,957)	(347)
Republic of Saudi Arabia	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	1,300,000 USD	(25,032)	(25,624)	592
Republic of Saudi Arabia	1.00%	3M	6/20/2028	Morgan Stanley Capital Services LLC	1,300,000 USD	(25,032)	(25,624)	592
Republic of Saudi Arabia	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	3,300,000 USD	(63,544)	(65,046)	1,502
Republic of South Africa	1.00%	3M	6/20/2028	Morgan Stanley Capital Services LLC	2,700,000 USD	189,754	202,609	(12,855)
Republic of South Africa	1.00%	3M	6/20/2028	Goldman Sachs International	5,000,000 USD	351,397	361,664	(10,267)
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	1,500,000 USD	204,154	255,127	(50,973)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(454,405)	$(228,797)	$(225,608)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Brazil	1.00%	3M	6/20/2028	Barclays Bank PLC	1,800,000 USD	$(59,514)	$(63,525)	$4,011
Republic of Brazil	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	2,700,000 USD	(89,271)	(100,013)	10,742
Republic of Panama	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	2,700,000 USD	(2,880)	(23,016)	20,136
Republic of Panama	1.00%	3M	6/20/2028	JPMorgan Chase Bank, N.A.	3,300,000 USD	(3,520)	(29,787)	26,267
Republic of Panama	1.00%	3M	6/20/2028	Citigroup Global Markets Inc.	2,700,000 USD	(2,880)	(24,371)	21,491
Republic of Qatar	1.00%	3M	6/20/2028	Morgan Stanley Capital Services LLC	1,300,000 USD	36,682	37,534	(852)
Republic of Turkey	1.00%	3M	6/20/2028	Goldman Sachs International	50,000 USD	(7,520)	(7,918)	398
Republic of Turkey	1.00%	3M	12/20/2027	JPMorgan Chase Bank, N.A.	1,500,000 USD	(204,154)	(251,434)	47,280

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(333,057)	$(462,530)	$129,473

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.14	2.00%	1M	12/16/2072	Goldman Sachs and Co., LLC	201,000 USD	$26,921	$22,109	$4,812
CMBX.NA.A.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	229,000 USD	10,122	962	9,160
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000 USD	2,236,419	71,578	2,164,841
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley & Co., Inc.	5,645,000 USD	1,714,598	453,500	1,261,098
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley & Co., Inc.	1,102,000 USD	334,719	374,805	(40,086)
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	38,000 USD	1,680	351	1,329
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	38,000 USD	1,680	427	1,253
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	73,000 USD	3,227	2,202	1,025
CMBX.NA.BBB-.8	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,219,000 USD	444,119	363,546	80,573
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Goldman Sachs International	177,000 USD	42,259	5,121	37,138

Total OTC Credit Default Swaps on Index (Buy Protection)						$4,815,744	$1,294,601	$3,521,143

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB	1,096,000 USD	$(332,896)	$(30,005)	$(302,891)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB	18,066,000 USD	(5,487,321)	(682,643)	(4,804,678)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs and Co., LLC	BBB	246,000 USD	(10,874)	(941)	(9,933)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB	59,000 USD	(11,808)	(1,489)	(10,319)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB	2,160,000 USD	(432,311)	(114,150)	(318,161)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB	34,000 USD	(1,503)	(523)	(980)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs and Co., LLC	BBB	132,000 USD	(5,835)	(1,374)	(4,461)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB	398,000 USD	(17,593)	(5,212)	(12,381)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB	177,000 USD	(42,259)	(910)	(41,349)
CNBX.NA.BBB-.8	2.00%	1M	12/16/72	Morgan Stanley Capital Services LLC	BBB	402,000 USD	(53,843)	(28,350)	(25,493)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(6,396,243)	$(865,597)	$(5,530,646)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Variance/Volatility Swaps (Buy Contracts) — Outstanding at June 30, 2023

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	12.40%	T	7/21/2023	JPMorgan Chase Bank, N.A.	2,631 EUR	$(73,620)	$—	$(73,620)
Euro Stoxx 50	13.50%	T	7/21/2023	Goldman Sachs International	2,417 EUR	(47,353)	—	(47,353)
FTSE 100 Index	11.80%	T	9/15/2023	Goldman Sachs International	5,600 GBP	(133,256)	—	(133,256)
USD/CHF	7.13%	T	9/20/2023	Morgan Stanley & Co. LLC	31,579 USD	(184,520)	—	(184,520)
XAU/USD	13.30%	T	7/6/2023	JPMorgan Chase Bank, N.A.	3,214 USD	(365,233)	—	(365,233)
XAU/USD	15.70%	T	7/13/2023	JPMorgan Chase Bank, N.A.	26,100 USD	(168,062)	—	(168,062)

Total Variance/Volatility Swaps (Buy Contracts)						$(972,044)	$—	$(972,044)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at June 30, 2023

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	19.80%	T	3/15/2024	Goldman Sachs International	(4,394)	EUR	$110,656	$—	$110,656
FTSE 100 Index	18.30%	T	12/22/2023	JPMorgan Chase Bank, N.A.	(2,377)	GBP	270,261	—	270,261
FTSE 100 Index	18.50%	T	12/15/2023	JPMorgan Chase Bank, N.A.	(5,743)	GBP	1,038,813	—	1,038,813
FTSE 100 Index	18.20%	T	12/15/2023	Citibank N.A.	(1,511)	GBP	274,323	—	274,323
FTSE 100 Index	17.20%	T	12/15/2023	Goldman Sachs International	(4,724)	GBP	446,612	—	446,612
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	27.24%	T	12/20/2024	Citibank N.A.	(870,000)	USD	—	—	—
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	27.24%	T	12/20/2024	Goldman Sachs International	(500,000)	USD	105,127	—	105,127
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.47%	T	12/20/2024	Goldman Sachs International	(1,012,500)	USD	276,002	—	276,002
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.65%	T	12/20/2024	Morgan Stanley & Co. LLC	(700,000)	USD	168,249	—	168,249
S&P 500 Index	24.10%	T	9/15/2023	JPMorgan Chase Bank, N.A.	(985)	USD	367,162	—	367,162
S&P 500 Index	25.50%	T	12/15/2023	Citibank N.A.	(3,745)	USD	1,058,499	—	1,058,499
S&P 500 Index	21.85%	T	3/15/2024	Morgan Stanley & Co. LLC	(3,432)	USD	158,169	—	158,169
S&P 500 Index	24.95%	T	9/15/2023	JPMorgan Chase Bank, N.A.	(4,026)	USD	1,689,424	—	1,689,424
S&P 500 Index	24.15%	T	9/15/2023	Citibank N.A.	(2,070)	USD	772,006	—	772,006
S&P 500 Index	23.80%	T	9/15/2023	JPMorgan Chase Bank, N.A.	(1,677)	USD	599,505	—	599,505
S&P 500 Index	24.55%	T	9/15/2023	JPMorgan Chase Bank, N.A.	(1,222)	USD	480,565	—	480,565

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD/CHF	6.75%	T	9/20/2023	Morgan Stanley & Co. LLC	(450,000)	USD	$92,557	$—	$92,557
XAU/USD	21.00%	T	4/18/2024	JPMorgan Chase Bank, N.A.	(2,143)	USD	322,217	—	322,217

Total Variance/Volatility Swaps (Sell Contracts)							$8,230,147	$—	$8,230,147

OTC Total Return Swaps Outstanding at June 30, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
5I5J Holding Group Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	3,943 USD	$(3)
5I5J Holding Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	13,423 USD	2
Activision Blizzard, Inc.	01/22/24	M	5.56%	JPMorgan Chase Bank, N.A.	4,661,335 USD	193,502
Admiral Acquisition Ltd.	05/29/25	M	1.00%	Morgan Stanley Capital Services LLC	1,621,490 USD	(80,074)
Admiral Acquisition Ltd.	05/29/25	M	1.00%	Morgan Stanley Capital Services LLC	61,172 USD	—
Aerojet Rocketdyne Holdings, Inc.	06/04/25	M	1.00%	Goldman Sachs International	4,208,644 USD	29,350
Aerojet Rocketdyne Holdings, Inc.	12/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,726,573 USD	46,909
AIMA Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	224 USD	(2)
Aisino Corp.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	9,145 USD	89
Aisino Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,658 USD	(119)
Albertsons Cos., Inc.	06/04/25	M	1.00%	Goldman Sachs International	4,852,523 USD	88,310
Albertsons Cos., Inc.	10/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	7,333,046 USD	133,453
Allwin Telecommunication Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	86,388 USD	891
Allwin Telecommunication Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	21,954 USD	178
Amedisys, Inc.	06/10/25	M	5.06%	Goldman Sachs International	4,179,427 USD	29,922
Amedisys, Inc.	05/07/25	M	5.56%	JPMorgan Chase Bank, N.A.	3,577,671 USD	25,614
Anhui Conch Cement Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	176,214 USD	(2,022)
Anhui Conch Cement Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	290,173 USD	(3,556)
Anhui Guangxin Agrochemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	261 USD	12
Anhui Gujing Distillery Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	300,366 USD	(7,489)
Anhui Gujing Distillery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	205,878 USD	(4,951)
Anhui Huaheng Biotechnology Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	37,798 USD	(431)
Anhui Huaheng Biotechnology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,078 USD	(113)
Anhui Huangshan Capsule Co., Ltd.	06/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	439,634 USD	7,626
Anhui Huangshan Capsule Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	249,727 USD	4,195
Anhui Jianghuai Automobile Group Corp., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	146,036 USD	1,979
Anhui Jianghuai Automobile Group Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47,497 USD	686
Anhui Jiangnan Chemical Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	57 USD	(1)
Anhui Jiuhuashan Tourism Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	78,839 USD	(360)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Jiuhuashan Tourism Development Co., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	128,665 USD	$(721)
Anhui Province Natural Gas Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,695 USD	(5)
Anhui Ronds Science & Technology, Inc., Co.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,627 USD	—
Anhui Ronds Science & Technology, Inc., Co.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	36,958 USD	123
Anhui Sinomag Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	391 USD	28
Anhui Sunhere Pharmaceutical Excipients Co., Ltd.	06/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	24,996 USD	(27)
Anhui Sunhere Pharmaceutical Excipients Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	14,510 USD	63
Anhui Tongfeng Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	32 USD	2
Anhui Tongyuan Environment Energy Saving Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	388 USD	(7)
Anhui Wanyi Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	331 USD	10
Anhui Xinbo Aluminum Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	214 USD	15
Anhui Xinhua Media Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	107,181 USD	2,825
Anhui Xinhua Media Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,272 USD	1,783
Anhui Yuanchen Environmental Protection Science & Technology Co., Ltd.	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	224 USD	9
Anhui Yuanchen Environmental Protection Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	627 USD	26
Anhui Zhongding Sealing Parts Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	171,954 USD	1,941
Anhui Zhongding Sealing Parts Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,353 USD	532
Anji Foodstuff Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	764 USD	16
Anji Microelectronics Technology Shanghai Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,582 USD	74
Anzheng Fashion Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,115 USD	832
Anzheng Fashion Group Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	30,624 USD	2,711
Aofu Environmental Technology Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	356,298 USD	18,070
Aofu Environmental Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	125,030 USD	6,614
Aotecar New Energy Technology Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	22 USD	—
Apeloa Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	379,131 USD	(1,514)
Apeloa Pharmaceutical Co., Ltd.	04/08/25	M	5.48%	JPMorgan Chase Bank, N.A.	725,560 USD	(2,679)
ApicHope Pharmaceutical Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	174,008 USD	4,679

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ApicHope Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	116,948 USD	$3,252
Appotronics Corp. Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	285 USD	2
APT Medical, Inc.	03/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	8,322 USD	425
APT Medical, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,105 USD	108
Arconic Corp.	05/14/25	M	5.56%	JPMorgan Chase Bank, N.A.	5,538,897 USD	62,490
Arconic Corp.	06/04/25	M	5.06%	Goldman Sachs International	3,123,608 USD	35,241
Arcplus Group PLC	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	30 USD	(3)
Arcplus Group PLC	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,712 USD	(344)
Arctech Solar Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,179 USD	86
Asiainfo Security Technologies Co., Ltd.	06/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,740 USD	(1,145)
Asiainfo Security Technologies Co., Ltd.	05/27/25	M	5.46%	JPMorgan Chase Bank, N.A.	25,469 USD	(2,109)
Autel Intelligent Technology Corp., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	168,597 USD	(412)
Autel Intelligent Technology Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	110,218 USD	2,030
Avary Holding Shenzhen Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	178,895 USD	4,683
Avary Holding Shenzhen Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	132,092 USD	3,334
Avcon Information Technology Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	134,821 USD	1,230
Avcon Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	36,984 USD	159
Bank of Beijing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	56 USD	—
Bank of Chengdu Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	160 USD	(2)
Bank of China Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	278,470 USD	3,097
Bank of China Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	171,563 USD	1,759
Bank of Nanjing Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	71,695 USD	221
Bank of Nanjing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	43,586 USD	136
Bank of Suzhou Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45 USD	—
Baoshan Iron & Steel Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	324,749 USD	3,753
Baoshan Iron & Steel Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	193,856 USD	2,193
Baotou Huazi Industry Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	97,803 USD	(476)
Baotou Huazi Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	34,159 USD	(142)
Baoxiniao Holding Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	387,585 USD	13,342
Baoxiniao Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	262,210 USD	9,521
Bear Electric Appliance Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	973 USD	(88)
BeiGene Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,909 USD	(85)
Beijing Andawell Science & Technology Co., Ltd.	04/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	67,785 USD	1,609
Beijing Andawell Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,314 USD	526
Beijing Baolande Software Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,685 USD	(116)
Beijing Beetch, Inc.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	216 USD	(13)
Beijing Bei Mo Gao Ke Friction Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	30 USD	1
Beijing Capital Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3 USD	—
Beijing Century Real Technology Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	227,223 USD	3,925
Beijing Century Real Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	125,805 USD	2,032

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Comens New Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,041 USD	$14
Beijing Dahao Technology Corp., Ltd.	06/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	169,324 USD	1,959
Beijing Dahao Technology Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	153,972 USD	2,225
Beijing Enlight Media Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	120,043 USD	(3,215)
Beijing Enlight Media Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,959 USD	(49)
Beijing GeoEnviron Engineering & Technology, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	47 USD	1
Beijing Haixin Energy Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	975 USD	13
Beijing Hanbang Technology Corp.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,887 USD	(32)
Beijing Hanbang Technology Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,496 USD	(6)
Beijing Infosec Technologies Co., Ltd.	04/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	559 USD	(23)
Beijing Infosec Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,228 USD	(51)
Beijing Interact Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	50 USD	(2)
Beijing Jiaxun Feihong Electrical Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	23,963 USD	737
Beijing Jiaxun Feihong Electrical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,195 USD	497
Beijing LongRuan Technologies, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	849 USD	(61)
Beijing New Building Materials PLC	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,124 USD	(8)
Beijing Orient National Communication Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54,801 USD	(1,263)
Beijing Originwater Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8 USD	—
Beijing Sanfo Outdoor Products Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	538,273 USD	37,064
Beijing Sanfo Outdoor Products Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	145,529 USD	9,679
Beijing Shunxin Agriculture Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,066 USD	(327)
Beijing Sifang Automation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	90 USD	(2)
Beijing Sinnet Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	63,219 USD	(6,244)
Beijing StarNeto Technology Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,683 USD	1,350
Beijing Strong Biotechnologies, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	197 USD	15
Beijing Teamsun Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	99 USD	(6)
Beijing Tiantan Biological Products Corp., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	74 USD	1
Beijing Tongyizhong New Material Technology Corp.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	249 USD	6
Beijing Tongyizhong New Material Technology Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	516 USD	12
Beijing United Information Technology Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	464,691 USD	10,632

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing United Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	297,244 USD	$2,647
Beijing Urban Construction Investment & Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	41 USD	—
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	05/08/25	M	5.52%	JPMorgan Chase Bank, N.A.	31,190 USD	62
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	36,198 USD	202
Beijing ZEHO Waterfront Ecological Environment Treatment Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	151,690 USD	6,107
Beijing ZEHO Waterfront Ecological Environment Treatment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	41,424 USD	1,663
Beijing ZZNode Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	145 USD	(3)
Beyondsoft Corp.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	74,197 USD	(669)
Beyondsoft Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,488 USD	(359)
BGT Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,261 USD	552
Bichamp Cutting Technology Hunan Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	64 USD	2
Biem.L.Fdlkk Garment Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	268,873 USD	(4,177)
Biem.L.Fdlkk Garment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	196,485 USD	(3,447)
Bingo Software Co., Ltd.	04/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	607 USD	(30)
Bingo Software Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	435 USD	(21)
Black Knight, Inc.	05/13/24	M	5.56%	JPMorgan Chase Bank, N.A.	2,121,958 USD	68,580
Black Peony Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	34,405 USD	775
Bleach, Inc.	03/18/25	M	0.08%	Morgan Stanley & Co. LLC	11,187,660 JPY	—
Bluestar Adisseo Co.	05/08/25	M	1.00%	JPMorgan Chase Bank, N.A.	33,645 USD	459
Boji Medical & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112 USD	3
Bozhon Precision Industry Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	920 USD	(93)
Bozhon Precision Industry Technology Co., Ltd.	04/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	465 USD	(47)
Bringspring Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,853 USD	(349)
BSM Chemical Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	224,729 USD	2,819
BSM Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	127,836 USD	1,506
BTG Hotels Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,871 USD	(45)
By-health Co., Ltd.	04/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	57,391 USD	53
By-health Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	57,088 USD	363
BYBON Group Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	459,451 USD	38,618
BYBON Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	279,100 USD	23,131
BYD Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,356 USD	(24)
C&D Holsin Engineering Consulting Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	37 USD	—
CABIO Biotech Wuhan Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	794 USD	27
Camel Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,770 USD	40
Camel Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,222 USD	54
Canature Health Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14 USD	1
Canny Elevator Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	71,734 USD	2,045
Canny Elevator Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,491 USD	1,396
Cashway Fintech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,391 USD	44

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cashway Fintech Co., Ltd.	07/01/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,671 USD	$128
CASIN Real Estate Development Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,392 USD	1,153
CASIN Real Estate Development Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	15,116 USD	1,343
CECEP Solar Energy Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	62,855 USD	(600)
Ceepower Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	37 USD	1
CETC Cyberspace Security Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	59,918 USD	(1,983)
CETC Digital Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	71 USD	—
CETC Digital Technology Co., Ltd.	03/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	195 USD	—
Chang Lan Electric Technology Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	9,269 USD	28
Changhong Meiling Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	163,501 USD	9,769
Changhong Meiling Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	273,863 USD	16,421
Changjiang Securities Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	268,603 USD	715
Changjiang Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	210,419 USD	(505)
Changsha DIALINE New Material Sci & Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	82 USD	12
Changshu Tianyin Electromechanical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	59 USD	(2)
Changzhou Tenglong Auto Parts Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,772 USD	(62)
Chaozhou Three-Circle Group Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	257,308 USD	68
Chaozhou Three-Circle Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	232,731 USD	(2,858)
Chemclin Diagnostics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	242 USD	8
Chengdu Fusen Noble-House Industrial Co., Ltd.	05/21/25	M	5.50%	JPMorgan Chase Bank, N.A.	53,176 USD	735
Chengdu Jiafaantai Education Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	154 USD	(22)
Chengdu JOUAV Automation Tech Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	209 USD	18
Chengdu JOUAV Automation Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	230 USD	29
Chengdu Kanghong Pharmaceutical Group Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	64,814 USD	2,042
Chengdu Leejun Industrial Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	311,668 USD	8,265
Chengdu Leejun Industrial Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	152,138 USD	4,042
Chengdu Qinchuan IoT Technology Co., Ltd.	04/15/25	M	5.46%	JPMorgan Chase Bank, N.A.	178 USD	6
Chengdu Tangyuan Electrical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	81 USD	4
Chengdu Xuguang Electronics Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,626 USD	191

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chengdu Xuguang Electronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,702 USD	$150
Chengdu Zhimingda Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	231 USD	42
Chenguang Biotech Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	165 USD	2
Chengzhi Co., Ltd.	06/17/25	M	5.47%	JPMorgan Chase Bank, N.A.	201,463 USD	4,141
Chengzhi Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	122,106 USD	2,515
Chifeng Jilong Gold Mining Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	57,753 USD	(682)
Chimin Health Management Co., Ltd.	06/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	39,587 USD	473
China Animal Husbandry Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	91 USD	1
China Automotive Engineering Research Institute Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,901 USD	333
China CITIC Bank Corp., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	317,649 USD	(4,821)
China CITIC Bank Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	187,475 USD	(848)
China Coal Energy Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	233,320 USD	4,751
China Coal Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	157,635 USD	3,984
China Development Bank	10/20/23	M	7.26%	Morgan Stanley & Co., Inc.	33,000,000 CNY	(25,095)
China Eastern Airlines Corp. Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50,372 USD	(46)
China Energy Engineering Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	28 USD	—
China Everbright Bank Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	467,855 USD	(216)
China Everbright Bank Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	278,877 USD	(9)
China Express Airlines Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	153,180 USD	(211)
China Express Airlines Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	119,659 USD	(395)
China Film Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	141,719 USD	250
China Film Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	116,614 USD	(1,143)
China Greatwall Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	33,986 USD	(1,048)
China Jushi Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64 USD	(2)
China Life Insurance Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	557,736 USD	(6,677)
China Life Insurance Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	270,880 USD	(3,292)
China Longyuan Power Group Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	118 USD	9
China Merchants Energy Shipping Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16 USD	—
China Merchants Expressway Network & Technology Holdings Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	109,404 USD	1,795
China Merchants Expressway Network & Technology Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,534 USD	(15)
China Merchants Securities Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	158,637 USD	1,646
China Merchants Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	74,050 USD	973

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Minsheng Banking Corp., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	1 USD	$—
China National Accord Medicines Corp., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	35,055 USD	1,567
China National Software & Service Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	275 USD	(16)
China Petroleum & Chemical Corp.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	430,311 USD	4,397
China Petroleum & Chemical Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	198,656 USD	2,281
China Railway Construction Heavy Industry Corp. Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	13,322 USD	54
China Railway Hi-tech Industry Co., Ltd.	05/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,420 USD	45
China Railway Signal & Communication Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	183 USD	2
China Resources Double Crane Pharmaceutical Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	166,116 USD	1,992
China Resources Double Crane Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	99,292 USD	1,428
China South Publishing & Media Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	106,506 USD	(2,387)
China South Publishing & Media Group Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	165,111 USD	(3,824)
China Southern Airlines Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	319,747 USD	(4,718)
China Southern Airlines Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	253,823 USD	(3,377)
China Southern Power Grid Energy Storage Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	34 USD	(1)
China Testing & Certification International Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	93 USD	2
China Tourism Group Duty Free Corp., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	57,371 USD	(5,637)
China Tourism Group Duty Free Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,453 USD	(2,327)
China TransInfo Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	51,537 USD	(836)
China Yangtze Power Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	463,126 USD	(7,295)
China Yangtze Power Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	280,130 USD	(4,382)
China Zhenhua Group Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	18,982 USD	810
Chinook Therapeutics, Inc.	06/16/25	M	5.56%	JPMorgan Chase Bank, N.A.	6,035,716 USD	7,865
Chongqing Baiya Sanitary Products Co., Ltd.	03/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	501,263 USD	(6,227)
Chongqing Baiya Sanitary Products Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	316,484 USD	(3,905)
Chongqing Chuanyi Automation Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	23,827 USD	257
Chongqing Chuanyi Automation Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	49,750 USD	537
Chongqing Pharscin Pharmaceutical Co., Ltd.	06/18/25	M	5.49%	JPMorgan Chase Bank, N.A.	129,187 USD	3,862
Chongqing Pharscin Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	110,544 USD	3,438

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Qin’an M&E PLC	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	280,110 USD	$(1,955)
Chongqing Qin’an M&E PLC	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	177,414 USD	(1,059)
Chongqing Taiji Industry Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	105,813 USD	(1,804)
Chongqing Taiji Industry Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	134,595 USD	(3,561)
Chongqing Wanli New Energy Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	259,036 USD	18,645
Chongqing Wanli New Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	70,726 USD	5,082
Chongqing Zhifei Biological Products Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	109,319 USD	(1,619)
Chongqing Zhifei Biological Products Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,769 USD	657
Chow Tai Seng Jewellery Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	44,145 USD	2,116
Chr Hansen Holding	12/16/24	M	3.91%	JPMorgan Chase Bank, N.A.	33,061,796 DKK	(109,006)
Chr Hansen Holding	06/04/25	M	3.41%	Goldman Sachs International	21,878,082 DKK	(72,133)
Chutian Dragon Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,045 USD	54
CIMC Vehicles Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	364,162 USD	19,575
CIMC Vehicles Group Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	579,380 USD	31,120
Cisen Pharmaceutical Co., Ltd.	05/14/25	M	5.47%	JPMorgan Chase Bank, N.A.	453,118 USD	17,910
Cisen Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	308,526 USD	12,458
Citic Pacific Special Steel Group Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	444,610 USD	20,513
Citic Pacific Special Steel Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	265,747 USD	11,843
City Development Environment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	18 USD	1
Clenergy Technology Co., Ltd.	04/21/25	M	1.00%	JPMorgan Chase Bank, N.A.	378,396 USD	11,032
Clenergy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	231,089 USD	6,797
CMOC Group Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	60 USD	(1)
CNPC Capital Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	64,329 USD	267
COFCO Technology & Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	94 USD	2
Contec Medical Systems Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	10,006 USD	108
Contec Medical Systems Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	13,127 USD	148
COSCO SHIPPING Energy Transportation Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	153,608 USD	(655)
COSCO SHIPPING Energy Transportation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	157 USD	8
CTS International Logistics Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	88 USD	—
Cubic Sensor & Instrument Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	822 USD	24
Cubic Sensor & Instrument Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,492 USD	72
D&O Home Collection Group Co., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	139,483 USD	6,612
D&O Home Collection Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45,492 USD	1,946

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dalian Demaishi Precision Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	111 USD	$14
Dalian Friendship Group	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	33,817 USD	1,271
Dalian Friendship Group	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,783 USD	68
Dalian Huarui Heavy Industry Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	50,985 USD	103
Dalian Huarui Heavy Industry Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	75,264 USD	591
Daodaoquan Grain & Oil Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	442,818 USD	15,888
Daodaoquan Grain & Oil Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	268,067 USD	9,763
Daoming Optics&Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	768 USD	34
Daqin Railway Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	591,122 USD	(4,315)
Daqin Railway Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	336,587 USD	(2,322)
Dareway Software Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	836 USD	(62)
DaShenLin Pharmaceutical Group Co., Ltd.	06/18/25	M	5.48%	JPMorgan Chase Bank, N.A.	57,902 USD	(448)
DaShenLin Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47 USD	—
Dazhong Transportation Group Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	249,407 USD	(1,573)
Dazhong Transportation Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	137,474 USD	(884)
Decai Decoration Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	92,533 USD	2,100
Decai Decoration Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25,525 USD	576
Dechra Pharmaceuticals PLC	06/09/25	M	5.48%	JPMorgan Chase Bank, N.A.	6,602,614 GBP	144,238
Delixi New Energy Technology Co., Ltd.	06/18/25	M	5.48%	JPMorgan Chase Bank, N.A.	147,600 USD	9,312
Delixi New Energy Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	146,027 USD	9,079
DHC Software Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	747,362 USD	(26,982)
DHC Software Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	421,470 USD	(18,808)
DICE Therapeutics, Inc.	06/24/25	M	5.56%	JPMorgan Chase Bank, N.A.	6,712,175 USD	(18,729)
Digital China Information Service Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	111 USD	(6)
Do-Fluoride New Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	105 USD	4
Doctorglasses Chain Co., Ltd.	05/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	146,298 USD	3,800
Doctorglasses Chain Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39,933 USD	1,003
Dongfang Electric Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	106,697 USD	2,799
Dongfang Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25 USD	1
Dongguan Yutong Optical Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	121 USD	5
Donghua Testing Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,910 USD	167
Double Medical Technology, Inc.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	51,366 USD	(23)
Double Medical Technology, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	31,239 USD	(5)
Eastcompeace Technology Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	464,255 USD	13,867
Eastcompeace Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	288,326 USD	8,470
Edan Instruments, Inc.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	659,417 USD	34,374
Edan Instruments, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	345,882 USD	18,037
Edifier Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	450,087 USD	15,381

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Edifier Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	757,381 USD	$26,370
EGing Photovoltaic Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2 USD	—
EIT Environmental Development Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	40 USD	1
EIT Environmental Development Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	203 USD	2
Emei Shan Tourism Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	435,943 USD	(14,715)
Emei Shan Tourism Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	244,190 USD	(7,072)
EMIS Group PLC	06/19/24	M	5.48%	JPMorgan Chase Bank, N.A.	3,146,061 GBP	29,379
EMIS Group PLC	06/04/25	M	4.93%	Goldman Sachs International	2,016,750 GBP	18,930
ENN Natural Gas Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,020 USD	(46)
Era Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	325,291 USD	13,976
Era Co., Ltd.	06/16/25	M	5.47%	JPMorgan Chase Bank, N.A.	619,480 USD	26,506
Espressif Systems Shanghai Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	1,810 USD	(166)
Eve Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	96,624 USD	3,321
Explosive Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	111,714 USD	1,146
Explosive Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,293 USD	610
Far East Smarter Energy Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	26,055 USD	389
Far East Smarter Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	19,170 USD	283
FAW Jiefang Group Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	94 USD	1
Fiberhome Telecommunication Technologies Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	223 USD	(4)
Fibocom Wireless, Inc.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	615,642 USD	6,624
Fibocom Wireless, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	384,867 USD	3,226
First Tractor Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	38,721 USD	1,361
First Tractor Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,340 USD	84
FIYTA Precision Technology Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	3,784 USD	34
Flat Glass Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	333 USD	11
Focus Financial Partners, Inc.	06/04/25	M	5.06%	Goldman Sachs International	4,856,460 USD	925
Focus Financial Partners, Inc.	05/14/25	M	5.56%	JPMorgan Chase Bank, N.A.	7,338,975 USD	1,398
Foshan Electrical & Lighting Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,411 USD	(17)
Freewon China Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	853 USD	(4)
Friend Co., Ltd.	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	177,708 USD	8,459
Friend Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	48,529 USD	2,306
Frontier Biotechnologies, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4 USD	—
FSPG Hi-Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	52 USD	1
Fuan Pharmaceutical Group Co., Ltd.	05/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	346,998 USD	7,615
Fuan Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	188,435 USD	4,111
Fujian Boss Software Development Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	139 USD	(12)
Fujian Green Pine Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	296 USD	16
Fujian Longxi Bearing Group Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	62 USD	1
Fujian Sunner Development Co., Ltd.	04/24/25	M	5.47%	JPMorgan Chase Bank, N.A.	604,996 USD	9,518
Fujian Sunner Development Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	381,206 USD	5,535

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fushun Special Steel Co., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,353 USD	$1,110
Fushun Special Steel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	26,462 USD	2,405
Gansu Yatai Industrial Development Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	118,132 USD	10,675
Gansu Yatai Industrial Development Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	32,605 USD	2,942
Gaona Aero Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	232 USD	12
GCH Technology Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	512 USD	28
GCI Liberty, Inc.	05/27/26	M	1.00%	Goldman Sachs International	59 USD	—
Ginlong Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	58,267 USD	1,922
Glarun Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,019 USD	16
Global Infotech Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	480,272 USD	(18,224)
Global Infotech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	315,426 USD	(11,540)
Goke Microelectronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	52,111 USD	(477)
Goldcard Smart Group Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	66,238 USD	3,421
Goldcard Smart Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50,605 USD	2,809
Goldcup Electric Apparatus Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	72,027 USD	2,450
Goldenmax International Group Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	615,395 USD	4,042
Goldenmax International Group Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	349,573 USD	2,263
GoodWe Technologies Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,761 USD	(38)
Goodwill E-Health Info Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	513 USD	(11)
Gosuncn Technology Group Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	494,663 USD	(9,624)
Gosuncn Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	343,425 USD	(7,018)
Gotion High-tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	20,038 USD	494
Greenland Holdings Corp., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	27,583 USD	(136)
Greenland Holdings Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,475 USD	(45)
GreenTech Environmental Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	32 USD	1
GRG Banking Equipment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2 USD	—
GRG Metrology & Test Group Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	31 USD	(1)
GS Equity Index Swap - GSCBBXC3	03/05/25	M	1.00%	Goldman Sachs International	85,952,564 USD	458,962
GS Equity Index Swap - GSXAT02I	06/27/23	M	1.00%	Goldman Sachs International	86,524,424 USD	284,350
GSVICVS1 INDEX	01/01/00	T	1.00%	Goldman Sachs International	60,263 USD	(15,759)
Guangdong Anjubao Digital Technology Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	9,101 USD	57
Guangdong Anjubao Digital Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,277 USD	61
Guangdong Aofei Data Technology Co., Ltd.	05/28/25	M	5.50%	JPMorgan Chase Bank, N.A.	603,266 USD	(35,502)
Guangdong Aofei Data Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	375,965 USD	(21,946)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Baolihua New Energy Stock Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	50,603 USD	$1,003
Guangdong Baolihua New Energy Stock Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54,719 USD	1,042
Guangdong Biolight Meditech Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	582,698 USD	49,224
Guangdong Biolight Meditech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	251,527 USD	21,843
Guangdong Brandmax Marketing Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,198 USD	55
Guangdong Brandmax Marketing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,687 USD	(20)
Guangdong Chant Group, Inc.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	15,885 USD	(26)
Guangdong Chant Group, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,374 USD	(4)
Guangdong Delian Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,998 USD	119
Guangdong Dongfang Precision Science & Technology Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	204,066 USD	3,754
Guangdong Dongfang Precision Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	183,859 USD	3,654
Guangdong DP Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	6,951 USD	297
Guangdong DP Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,781 USD	77
Guangdong Electric Power Development Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24 USD	—
Guangdong Ellington Electronics Technology Co., Ltd.	05/27/25	M	1.00%	JPMorgan Chase Bank, N.A.	78,722 USD	3,576
Guangdong Ellington Electronics Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	44,171 USD	2,281
Guangdong Fangyuan New Materials Group Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	924 USD	84
Guangdong Fangyuan New Materials Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	16,517 USD	1,635
Guangdong Fenghua Advanced Technology Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,466 USD	148
Guangdong Ganhua Science & Industry Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	49,203 USD	411
Guangdong Ganhua Science & Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,941 USD	42
Guangdong Guanhao High-Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	11 USD	—
Guangdong Haid Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	28,423 USD	(695)
Guangdong Haomei New Material Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	25,066 USD	(128)
Guangdong Haomei New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,855 USD	(32)
Guangdong Homa Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2 USD	—
Guangdong Hongxing Industrial Co., Ltd.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	199,711 USD	25,524
Guangdong Hongxing Industrial Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,648 USD	7,925
Guangdong Huiyun Tianium Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,967 USD	53

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Jinma Entertainment corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	210 USD	$1
Guangdong Senssun Weighing Apparatus Group Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	50,892 USD	(205)
Guangdong Senssun Weighing Apparatus Group Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	30,107 USD	31
Guangdong Shenglu Telecommunication Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	269,571 USD	14,291
Guangdong Shenglu Telecommunication Tech Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	450,159 USD	26,891
Guangdong Shunna Electric Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,920 USD	—
Guangdong Shunna Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,030 USD	7
Guangdong Silver Age Sci & Tech Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	3,423 USD	156
Guangdong Sirio Pharma Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	84,357 USD	(4)
Guangdong Sirio Pharma Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	42,262 USD	115
Guangdong Taienkang Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	219 USD	11
Guangdong Tapai Group Co., Ltd.	06/03/25	M	5.47%	JPMorgan Chase Bank, N.A.	380,673 USD	11,276
Guangdong Tapai Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	204,359 USD	6,193
Guangdong Tengen Industrial Group Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	117,786 USD	8,200
Guangdong Tengen Industrial Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	32,257 USD	2,116
Guanghui Logistics Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	585,644 USD	(4,626)
Guanghui Logistics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	327,048 USD	(2,812)
Guanglian Aviation Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	21,621 USD	252
Guanglian Aviation Industry Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,239 USD	456
Guangxi Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	43 USD	5
Guangxi Hechi Chemical Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	163,273 USD	6,274
Guangxi Hechi Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	56,223 USD	2,179
Guangxi Huaxi Nonferrous Metal Co., Ltd.	06/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	228,896 USD	14,011
Guangxi Huaxi Nonferrous Metal Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	100,473 USD	6,277
Guangxi Liugong Machinery Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	211,357 USD	4,738
Guangxi Liugong Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	94,373 USD	1,652
Guangxi LiuYao Group Co., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	171,623 USD	36,173
Guangxi LiuYao Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	138,792 USD	29,251
Guangxi Radio & Television Information Network Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	26 USD	(2)
Guangxi Wuzhou Communications Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39 USD	1

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Baiyun Electric Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15 USD	$1
Guangzhou Great Power Energy & Technology Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	174,961 USD	6,147
Guangzhou Great Power Energy & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	136,586 USD	4,279
Guangzhou Haoyang Electronic Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,453 USD	54
Guangzhou Hengyun Enterprises Holdings Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	20 USD	—
Guangzhou Hexin Instrument Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	27,176 USD	1,047
Guangzhou Hexin Instrument Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,707 USD	333
Guangzhou Hi-Target Navigation Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	60 USD	—
Guangzhou Lingnan Group Holdings Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	12,159 USD	(69)
Guangzhou Lingnan Group Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50,003 USD	(592)
Guangzhou Metro Design & Research Institute Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	85,500 USD	4,694
Guangzhou Metro Design & Research Institute Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	48,020 USD	2,730
Guangzhou Metro Design & Research Institute Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	228,070 USD	11,862
Guangzhou Metro Design & Research Institute Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	119,184 USD	6,184
Guangzhou Pearl River Development Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,287 USD	12
Guangzhou Tongda Auto Electric Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	109,244 USD	2,462
Guangzhou Tongda Auto Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	75,463 USD	1,552
Guangzhou Zhiguang Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	49,736 USD	196
Guangzhou Zhiguang Electric Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	93,802 USD	236
Guilin Fuda Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	39,967 USD	210
Guilin Fuda Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	18,632 USD	111
Guilin Sanjin Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25,158 USD	1,371
Guizhou Chanhen Chemical Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	13,027 USD	261
Guosen Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	149,115 USD	1,471
Guosen Securities Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	334,102 USD	1,683
Guotai Epoint Software Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,845 USD	(119)
Guotai Junan Securities Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,461 USD	(291)
Guotai Junan Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	25,210 USD	(618)
Hailir Pesticides & Chemicals Group Co., Ltd.	04/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	115 USD	6

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hailir Pesticides & Chemicals Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	213 USD	$12
Hainan Huluwa Pharmaceutical Group Co., Ltd.	06/05/25	M	5.50%	JPMorgan Chase Bank, N.A.	180,236 USD	467
Hainan Huluwa Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	120,925 USD	377
Hainan Jinpan Smart Technology Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	255,839 USD	190
Hainan Jinpan Smart Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	208,414 USD	(101)
Hainan Mining Co., Ltd.	05/20/25	M	1.00%	JPMorgan Chase Bank, N.A.	56,286 USD	781
Hainan Shuangcheng Pharmaceuticals Co., Ltd.	04/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	566,768 USD	23,957
Hainan Shuangcheng Pharmaceuticals Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	319,552 USD	13,435
Hainan Strait Shipping Co., Ltd.	06/05/25	M	5.47%	JPMorgan Chase Bank, N.A.	587,957 USD	15,789
Hainan Strait Shipping Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	335,231 USD	8,799
Haining China Leather Market Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	54,201 USD	(155)
Haisco Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19,117 USD	377
Haisco Pharmaceutical Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	31,220 USD	619
Haitong Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1 USD	—
Haixin Foods Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50 USD	1
Hangcha Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,770 USD	524
Hangxiao Steel Structure Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45 USD	1
Hangzhou Chang Chuan Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,891 USD	32
Hangzhou Coco Healthcare Products Co., Ltd.	06/10/25	M	5.46%	JPMorgan Chase Bank, N.A.	51,384 USD	1,930
Hangzhou Coco Healthcare Products Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	29,432 USD	1,143
Hangzhou Dptech Technologies Co., Ltd.	06/18/25	M	5.47%	JPMorgan Chase Bank, N.A.	532,584 USD	(28,005)
Hangzhou Dptech Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	370,942 USD	(21,022)
Hangzhou First Applied Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	94 USD	9
Hangzhou Hopechart IoT Technology Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	484,219 USD	4,370
Hangzhou Hopechart IoT Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	297,519 USD	632
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	309,169 USD	25,152
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	89,032 USD	7,264
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	77 USD	1
Hangzhou Jizhi Mechatronic Co., Ltd.	06/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	281,338 USD	53,211
Hangzhou Jizhi Mechatronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	156,357 USD	29,521

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Juheshun New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,772 USD	$24
Hangzhou Nbond Nonwovens Co., Ltd.	04/29/25	M	5.46%	JPMorgan Chase Bank, N.A.	403,526 USD	29,679
Hangzhou Nbond Nonwovens Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	181,981 USD	13,139
Hangzhou Shenhao Technology Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	84,687 USD	(1,576)
Hangzhou Star Shuaier Electric Appliance Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,348 USD	271
Hangzhou Star Shuaier Electric Appliance Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,998 USD	95
Hangzhou Toka Ink Co., Ltd.	04/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	110 USD	3
Haohua Chemical Science & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	108,319 USD	7,232
Haohua Chemical Science & Technology Co., Ltd.	06/09/25	M	1.00%	JPMorgan Chase Bank, N.A.	152,699 USD	10,234
Harbin Boshi Automation Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	257,946 USD	1,609
Harbin Boshi Automation Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	141,080 USD	3,811
Harbin Electric Corp. Jiamusi Electric Machine Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	44 USD	1
Harbin Hatou Investment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,101 USD	84
Harbin Medisan Pharmaceutical Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	459,684 USD	23,282
Harbin Medisan Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	319,474 USD	16,246
Harbin Pharmaceutical Group Co., Ltd.	06/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	468,008 USD	6,647
Harbin Pharmaceutical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	320,190 USD	4,233
Harbin Xinguang Optic-Electronics Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	29,964 USD	295
Harbin Xinguang Optic-Electronics Technology Co., Ltd.	04/29/25	M	5.46%	JPMorgan Chase Bank, N.A.	108,428 USD	1,033
HBIS Resources Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,895 USD	558
HBIS Resources Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	68,573 USD	377
Hebei Huijin Group Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	83 USD	(1)
Hebei Sailhero Environmental Protection High-tech Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	4,075 USD	55
Hebei Sailhero Environmental Protection High-tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,701 USD	54
Hefei Changqing Machinery Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	471,698 USD	(4,945)
Hefei Changqing Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	281,183 USD	(2,550)
Hefei Metalforming Intelligent Manufacturing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	71 USD	2
Henan Lingrui Pharmaceutical Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	82 USD	4
Henan Pinggao Electric Co., Ltd.	06/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	126,826 USD	2,463

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Henan Pinggao Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	126,881 USD	$3,091
Henan Splendor Science & Technology Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	18,713 USD	1,059
Henan Splendor Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,324 USD	122
Henan Taloph Pharmaceutical Stock Co., Ltd.	03/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	263,249 USD	11,403
Henan Taloph Pharmaceutical Stock Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	177,594 USD	7,692
Henan Thinker Automatic Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	217 USD	(11)
Henan Yuguang Gold & Lead Co., Ltd.	05/20/25	M	1.00%	JPMorgan Chase Bank, N.A.	27,579 USD	434
Henan Yuguang Gold & Lead Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	33,199 USD	679
Henan Zhongyuan Expressway Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	24,262 USD	697
Henan Zhongyuan Expressway Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,615 USD	658
Hengbao Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	232,768 USD	4,612
Hengbao Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	146,248 USD	2,728
Hengdian Entertainment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,407 USD	221
Hengdian Group DMEGC Magnetics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	68,427 USD	2,321
Hengdian Group DMEGC Magnetics Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	55,153 USD	1,502
Hengdian Group Tospo Lighting Co., Ltd.	03/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	387,734 USD	18,350
Hengdian Group Tospo Lighting Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	136,638 USD	6,464
Hengli Petrochemical Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	462,060 USD	(2,019)
Hengli Petrochemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	275,220 USD	(1,208)
Hengtong Optic-electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30,372 USD	434
Hengxin Shambala Culture Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	121 USD	5
Hisense Home Appliances Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	170 USD	1
HLA Group Corp., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	276,447 USD	14,795
HLA Group Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	85,533 USD	6,241
Home Capital Group, Inc.	05/14/25	M	5.77%	JPMorgan Chase Bank, N.A.	6,703,437 CAD	(45,367)
Hongfa Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	105 USD	—
Hongli Zhihui Group Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	182,646 USD	5,049
Hongli Zhihui Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	145,886 USD	3,605
Hongta Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10 USD	—
Honz Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,641 USD	598
Honz Pharmaceutical Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	13,941 USD	283
Hootech, Inc.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,799 USD	36
Hootech, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,446 USD	13
Horizon Therapeutics Plc	12/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,920,740 USD	72,844
Horizon Therapeutics PLC	06/10/25	M	1.00%	Goldman Sachs International	191,821 USD	2,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HPGC Renmintongtai Pharmaceutical Corp.	03/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	3,550 USD	$133
HPGC Renmintongtai Pharmaceutical Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,024 USD	412
Huaan Securities Co., Ltd.	06/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,155 USD	(75)
Huadian Power International Corp, Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	61,653 USD	1,802
Huadian Power International Corp. Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	29,689 USD	(402)
Huafon Chemical Co., Ltd.	06/16/25	M	5.48%	JPMorgan Chase Bank, N.A.	462,068 USD	(834)
Huafon Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	275,244 USD	(147)
Huaming Power Equipment Co., Ltd.	05/27/25	M	5.50%	JPMorgan Chase Bank, N.A.	34,324 USD	196
Huaneng Lancang River Hydropower, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24,526 USD	(49)
Huaneng Lancang River Hydropower, Inc.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	40,983 USD	(151)
Huaneng Power International, Inc.	05/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	602,710 USD	17,594
Huaneng Power International, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	282,784 USD	7,226
Huangshan Novel Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,441 USD	72
Huangshan Tourism Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,000 USD	(740)
Huarong Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,284 USD	205
Huaxia Bank Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3 USD	—
Hubei Dinglong Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	199 USD	(2)
Hubei Donper Electromechanical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	38 USD	2
Hubei Feilihua Quartz Glass Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,210 USD	563
Hubei Huitian New Materials Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	109,642 USD	2,932
Hubei Huitian New Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	72,650 USD	2,188
Hubei Shuanghuan Science & Technology Stock Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	2 USD	—
Hubei Shuanghuan Science & Technology Stock Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	67 USD	2
Hubei Xingfa Chemicals Group Co., Ltd.	05/27/25	M	1.00%	JPMorgan Chase Bank, N.A.	149 USD	4
Huizhou Speed Wireless Technology Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,249 USD	253
Huizhou Speed Wireless Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,148 USD	113
Hunan Aihua Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,320 USD	188
Hunan Gold Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,007 USD	1
Hunan Heshun Petroleum Co., Ltd.	09/10/24	M	5.46%	JPMorgan Chase Bank, N.A.	204 USD	3
Hunan Huamin Holdings Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	186,789 USD	(2,042)
Hunan Huamin Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	118,982 USD	(1,481)
Hunan Investment Group Co., Ltd.	04/15/25	M	5.46%	JPMorgan Chase Bank, N.A.	316,952 USD	16,862
Hunan Investment Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	74,990 USD	3,832

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Mendale Hometextile Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	422,899 USD	$44,573
Hunan Mendale Hometextile Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	129,475 USD	13,547
Hunan Nucien Pharmaceutical Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	227 USD	6
Hunan Nucien Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,882 USD	337
Hunan Valin Steel Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	201,901 USD	(7,595)
Hunan Valin Steel Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	158,764 USD	(6,223)
Hundsun Technologies, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	368 USD	4
HVSEN Biotechnology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	310,671 USD	(625)
HVSEN Biotechnology Co., Ltd.	02/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	478,233 USD	(670)
Hwatsing Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	— USD	6,523
Hytera Communications Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	13,114 USD	403
Hytera Communications Corp., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,463 USD	532
IFE Elevators Co., Ltd.	03/26/25	M	5.46%	JPMorgan Chase Bank, N.A.	455,079 USD	15,417
IFE Elevators Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	211,579 USD	6,870
INKON Life Technology Co., Ltd.	06/17/25	M	5.47%	JPMorgan Chase Bank, N.A.	217,157 USD	14,669
INKON Life Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	125,736 USD	8,520
Inner Mongolia BaoTou Steel Union Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,995 USD	(19)
Inner Mongolia BaoTou Steel Union Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,025 USD	6
Inner Mongolia Xinhua Distribution Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,297 USD	(44)
Innovation New Material Technology Co., Ltd.	03/26/25	M	5.46%	JPMorgan Chase Bank, N.A.	86,499 USD	1,056
Innovation New Material Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,959 USD	626
Innuovo Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	75 USD	11
Insigma Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1 USD	—
Invengo Information Technology Co., Ltd.	04/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	485,876 USD	119
Invengo Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	237,578 USD	220
IRICO Display Devices Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	115,945 USD	2,923
IRICO Display Devices Co., Ltd.	05/08/25	M	5.47%	JPMorgan Chase Bank, N.A.	289,092 USD	7,292
iRobot Corp.	06/04/25	M	5.06%	Goldman Sachs International	412,981 USD	(35,687)
iRobot Corp.	08/07/24	M	5.56%	JPMorgan Chase Bank, N.A.	854,492 USD	(73,839)
iShares Russell 2000 ETF	06/26/23	M	1.00%	Morgan Stanley & Co. LLC	47,653,524 USD	663,073
IVERIC bio, Inc.	06/04/25	M	5.06%	Goldman Sachs International	3,053,524 USD	30,574
IVERIC bio, Inc.	05/05/25	M	5.56%	JPMorgan Chase Bank, N.A.	4,905,402 USD	49,117
J.P. Morgan Equity Index Swap — JPOSSVV1	08/23/23	T	1.00%	JPMorgan Chase Bank, N.A.	6,481,444 USD	67,581
JA Solar Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,482 USD	(442)
Jade Bird Fire Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,699 USD	486
Jangho Group Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,077 USD	24

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiahe Foods Industry Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	239,046 USD	$15,344
Jiahe Foods Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	139,211 USD	8,934
Jiajiayue Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	43,631 USD	84
Jiamei Food Packaging Chuzhou Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	103,520 USD	2,680
Jiamei Food Packaging Chuzhou Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	80,594 USD	2,245
Jiangsu Aidea Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	283 USD	(25)
Jiangsu Alcha Aluminum Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,152 USD	16
Jiangsu Amer New Material Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	10,888 USD	224
Jiangsu Amer New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,455 USD	159
Jiangsu Apon Medical Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	111 USD	—
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	41,602 USD	1,285
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24,851 USD	771
Jiangsu Bojun Industrial Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	244 USD	(5)
Jiangsu Canlon Building Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,734 USD	22
Jiangsu Changbao Steeltube Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	300,875 USD	8,959
Jiangsu Changbao Steeltube Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	178,841 USD	5,232
Jiangsu Chinagreen Biological Technology Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	98,044 USD	7,435
Jiangsu Chinagreen Biological Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	56,592 USD	4,508
Jiangsu Cnano Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	44,307 USD	2,299
Jiangsu Eastern Shenghong Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,394 USD	1,632
Jiangsu Expressway Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	81,405 USD	466
Jiangsu Feymer Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	124 USD	7
Jiangsu Hengli Hydraulic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	147,517 USD	2,149
Jiangsu Hengrui Pharmaceuticals Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	451 USD	10
Jiangsu Hongdou Industrial Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,424 USD	105
Jiangsu Kanion Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	106 USD	(1)
Jiangsu King’s Luck Brewery JSC Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	60,462 USD	(1,586)
Jiangsu King’s Luck Brewery JSC Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	33,640 USD	(931)
Jiangsu Leike Defense Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24,581 USD	115

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	85 USD	$(2)
Jiangsu Lixing General Steel Ball Co., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	60 USD	6
Jiangsu Lixing General Steel Ball Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	78 USD	7
Jiangsu Rainbow Heavy Industries Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	141,624 USD	2,017
Jiangsu Rainbow Heavy Industries Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	92,398 USD	1,580
Jiangsu Rongtai Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	183 USD	(2)
Jiangsu Shentong Valve Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,982 USD	498
Jiangsu Shentong Valve Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	77,359 USD	1,186
Jiangsu ToLand Alloy Co., Ltd.	06/10/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,309 USD	1,003
Jiangsu ToLand Alloy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,522 USD	991
Jiangsu Tongda Power Technology Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	45,291 USD	7,545
Jiangsu Tongda Power Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,562 USD	2,023
Jiangsu Tongguang Electronic Wire & Cable Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,996 USD	6
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	06/10/25	M	5.46%	JPMorgan Chase Bank, N.A.	449,411 USD	31,063
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	279,667 USD	19,315
Jiangsu Xinquan Automotive Trim Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,684 USD	191
Jiangsu Yawei Machine Tool Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	82,914 USD	1,313
Jiangsu Yawei Machine Tool Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	62,477 USD	1,091
Jiangsu Yike Food Group Co., Ltd.	06/18/25	M	5.48%	JPMorgan Chase Bank, N.A.	281,419 USD	4,785
Jiangsu Yike Food Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	220,286 USD	3,589
Jiangsu Yunyong Electronics & Technology Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	14,396 USD	775
Jiangsu Yunyong Electronics & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,749 USD	319
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	175,209 USD	(314)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	327,269 USD	(765)
Jiangsu Zeyu Intelligent Electric Power Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	144 USD	(1)
JiangSu Zhenjiang New Energy Equipment Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,379 USD	561
JiangSu Zhenjiang New Energy Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,409 USD	529
Jiangxi Copper Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	315,056 USD	2,930
Jiangxi Copper Co., Ltd.	04/24/25	M	5.49%	JPMorgan Chase Bank, N.A.	622,107 USD	5,503

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangxi GETO New Materials Corp., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	42,507 USD	$(2,034)
Jiangxi GETO New Materials Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,942 USD	(656)
Jiangxi Hongcheng Environment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	919 USD	(19)
JiangXi Sanxin Medtec Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	56 USD	—
Jiangxi Synergy Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	104 USD	1
Jiangyin Haida Rubber & Plastic Co., Ltd.	03/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	621,940 USD	33,645
Jiangyin Haida Rubber & Plastic Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	272,604 USD	14,800
Jiangyin Hengrun Heavy Industries Co., Ltd.	05/21/25	M	5.50%	JPMorgan Chase Bank, N.A.	184,770 USD	4,605
Jiangyin Hengrun Heavy Industries Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	211,737 USD	5,741
Jiangzhong Pharmaceutical Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,508 USD	2
Jiangzhong Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	73,453 USD	1,418
Jiayou International Logistics Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	134 USD	5
Jiayou International Logistics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	42 USD	2
Jiayuan Science & Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	24,048 USD	1,750
Jiayuan Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,610 USD	507
Jihua Group Corp., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	76,522 USD	(51)
Jilin Aodong Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	111 USD	(1)
Jilin University Zhengyuan Information Technologies Co., Ltd.	06/04/25	M	5.47%	JPMorgan Chase Bank, N.A.	252,324 USD	20,175
Jilin University Zhengyuan Information Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	181,591 USD	13,287
Jinan Shengquan Group Share Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	136 USD	(2)
Jinduicheng Molybdenum Co., Ltd.	03/17/25	M	5.56%	JPMorgan Chase Bank, N.A.	10,088 USD	43
Jinduicheng Molybdenum Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47,103 USD	788
Jing-Jin Electric Technologies Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	13,018 USD	962
JinGuan Electric Co., Ltd.	04/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	303 USD	(1)
Jinhong Gas Co., Ltd.	05/28/25	M	5.49%	JPMorgan Chase Bank, N.A.	47,463 USD	1,964
Jinhua Chunguang Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	177 USD	17
Jinhui Liquor Co., Ltd.	04/30/25	M	5.50%	JPMorgan Chase Bank, N.A.	595,175 USD	(16,938)
Jinhui Liquor Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	332,600 USD	(9,365)
Jinlei Technology Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	528,343 USD	(19,339)
Jinlei Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	322,301 USD	(11,921)
Jinling Hotel Corp. Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	36 USD	(1)
Jinlong Machinery & Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,442 USD	215
Jinneng Holding Shanxi Electric Power Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	27 USD	1
Jinyu Bio-Technology Co., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	54 USD	1

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jinyu Bio-Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	53,322 USD	$933
Jinzai Food Group Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	134,000 USD	2,229
Jinzai Food Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	92,009 USD	1,410
Jinzai Food Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	91,608 USD	(2,175)
Jinzai Food Group Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	144,851 USD	(3,423)
Jinzhou Yongshan Lithium Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	166,966 USD	3,939
Jinzhou Yongshan Lithium Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	102,539 USD	2,431
Jointown Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	109,075 USD	19,921
Jointown Pharmaceutical Group Co., Ltd.	05/08/25	M	5.47%	JPMorgan Chase Bank, N.A.	263,722 USD	51,557
Juewei Food Co., Ltd.	03/12/25	M	5.56%	JPMorgan Chase Bank, N.A.	63,475 USD	(4,150)
Juewei Food Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,558 USD	(3,087)
Juneyao Airlines Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,349 USD	141
Juneyao Grand Healthy Drinks Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,108 USD	(8)
Juneyao Grand Healthy Drinks Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,814 USD	35
Jushri Technologies, Inc.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	105,383 USD	2,367
Jushri Technologies, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	68,473 USD	1,789
KAISA JiaYun Technology, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24 USD	—
Kehua Data Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	207,933 USD	4,875
Kehua Data Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	151,766 USD	3,634
Kehua Holdings Co., Ltd.	04/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	447,231 USD	256
Kehua Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	135,733 USD	258
Keli Sensing Technology Ningbo Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	307 USD	(3)
Keshun Waterproof Technologies Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	148,403 USD	1,404
Keshun Waterproof Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	204,347 USD	1,046
Kewell Technology Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	170 USD	11
Kewell Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,814 USD	118
KingClean Electric Co., Ltd.	05/08/25	M	1.00%	JPMorgan Chase Bank, N.A.	303 USD	18
Kingfore Energy Group Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	12,416 USD	(48)
Kingfore Energy Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,283 USD	(6)
Kingsemi Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	23,329 USD	205
Kingsignal Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	94 USD	(1)
Kunshan Dongwei Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,081 USD	432
Lakala Payment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	27,362 USD	729
Lakeland Bancorp, Inc.	06/04/25	M	5.06%	Goldman Sachs International	421,073 USD	(20,350)
Lakeland Bancorp, Inc.	10/01/24	M	5.56%	JPMorgan Chase Bank, N.A.	636,316 USD	(30,753)
Lancy Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	289,953 USD	8,277
Lancy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	202,512 USD	5,837
Lanzhou Great Wall Electrical Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	20,896 USD	226
Lanzhou Great Wall Electrical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,668 USD	71
Laobaixing Pharmacy Chain JSC	04/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,012 USD	(205)
LaSalle Logiport REIT	03/18/25	M	144.30%	Morgan Stanley & Co. LLC	16,601,715 JPY	1,181
LB Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,619 USD	(81)
Leedarson IoT Technology, Inc.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,414 USD	10

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Leedarson IoT Technology, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,729 USD	$14
Leedarson IoT Technology, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	76 USD	—
Lens Technology Co., Ltd.	02/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,420 USD	4
Lianhe Chemical Technology Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	117,633 USD	2,029
Lianhe Chemical Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	165,225 USD	2,247
Liaoning He Eye Hospital Group Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	112,060 USD	2
Liaoning He Eye Hospital Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	71,425 USD	491
Lier Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	71 USD	—
Life Storage, Inc.	04/07/25	M	5.56%	JPMorgan Chase Bank, N.A.	4,545,568 USD	89,949
Ligao Foods Co., Ltd.	06/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	399,890 USD	(8,061)
Ligao Foods Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	287,281 USD	(6,595)
Lijiang Yulong Tourism Co., Ltd.	06/11/25	M	5.47%	JPMorgan Chase Bank, N.A.	397,046 USD	2,114
Lijiang Yulong Tourism Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	282,914 USD	1,232
Lingyi iTech Guangdong Co.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	43,329 USD	143
Lingyi iTech Guangdong Co.	11/05/24	M	5.46%	JPMorgan Chase Bank, N.A.	204,623 USD	3,417
Linkage Software Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	100 USD	(11)
Lisheng Sports Shanghai Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	140,221 USD	(637)
Lisheng Sports Shanghai Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	66,380 USD	(378)
Liuzhou Iron & Steel Co., Ltd.	03/17/25	M	5.47%	JPMorgan Chase Bank, N.A.	570,618 USD	9,071
Liuzhou Iron & Steel Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	322,676 USD	5,127
Loctek Ergonomic Technology Corp.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	143 USD	5
Luolai Lifestyle Technology Co., Ltd.	05/27/25	M	5.46%	JPMorgan Chase Bank, N.A.	20 USD	1
Luoniushan Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	30,122 USD	111
Luoniushan Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,204 USD	27
Luoyang North Glass Technology Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	92,445 USD	1,952
Luoyang North Glass Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54,618 USD	1,109
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	150 USD	4
Luxi Chemical Group Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	125 USD	2
Luxshare Precision Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	69,498 USD	3,317
Luyang Energy-Saving Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	210 USD	11
Macmic Science & Technology Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	52,976 USD	(772)
Macmic Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	38,770 USD	(381)
Mango Excellent Media Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	110,446 USD	(5,425)
Maxscend Microelectronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,109 USD	(137)
Maxvision Technology Corp.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	543,298 USD	(32,641)
Maxvision Technology Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	353,969 USD	(21,130)
Metallurgical Corp. of China Ltd.	05/13/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,700 USD	(250)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Meter Instruments Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	60,688 USD	$1,231
Meter Instruments Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	21,472 USD	128
Micro-Tech Nanjing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,407 USD	84
Mingchen Health Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	37,068 USD	1,116
Mingyue Optical Lens Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	121,692 USD	(2,511)
Mingyue Optical Lens Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	71,113 USD	(1,355)
Minmetals Capital Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	26,129 USD	164
MLS Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	27,292 USD	445
MLS Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	45,809 USD	672
Monalisa Group Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	35,475 USD	298
Monalisa Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54,811 USD	(185)
Montnets Cloud Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	13,719 USD	186
Moon Environment Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	202 USD	11
MS Alpha Swap	03/27/24	M	1.00%	Morgan Stanley & Co., Inc.	220,323,296 USD	(79,539)
MS Alpha Swap	12/28/23	M	1.00%	Morgan Stanley & Co., Inc.	139,763,559 USD	(1,161,195)
MS Alpha Swap	12/27/23	M	1.00%	Morgan Stanley & Co., Inc.	125,926,605 USD	5,269,559
Mudanjiang Hengfeng Paper Co., Ltd.	04/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	94,604 USD	2,947
Mudanjiang Hengfeng Paper Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25,823 USD	801
Nanhua Instruments Co., Ltd.	04/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	104,229 USD	10,651
Nanhua Instruments Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	28,578 USD	2,914
Nanjing Cosmos Chemical Co., Ltd.	06/11/25	M	5.47%	JPMorgan Chase Bank, N.A.	24,215 USD	726
Nanjing Cosmos Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	531 USD	11
Nanjing Huamai Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	96 USD	57
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	133,090 USD	11,871
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	83,907 USD	7,483
NanJing Sanchao Advanced Materials Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	183,704 USD	14,730
NanJing Sanchao Advanced Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	50,205 USD	3,992
Nanjing Tanker Corp.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	238,594 USD	3,111
Nanjing Tanker Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	184,725 USD	2,607
Nanjing Textiles Import & Export Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,703 USD	(13)
Nanjing Vazyme Biotech Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	1,706 USD	(27)
Nantong Jianghai Capacitor Co., Ltd.	10/16/24	M	5.46%	JPMorgan Chase Bank, N.A.	389,150 USD	4,760
Nantong Jianghai Capacitor Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	145,681 USD	1,449
Nanxing Machinery Co., Ltd.	06/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	37 USD	(1)
Nanya New Material Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	522 USD	(20)
NARI Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	209,168 USD	970
NARI Technology Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	350,862 USD	1,639
National Instruments Corp.	06/04/25	M	5.06%	Goldman Sachs International	2,344,920 USD	5,323

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Instruments Corp.	04/16/25	M	5.56%	JPMorgan Chase Bank, N.A.	3,543,581 USD	$8,044
National Silicon Industry Group Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	18,937 USD	52
National Silicon Industry Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24,176 USD	(8)
New China Life Insurance Co., Ltd.	03/26/25	M	5.54%	JPMorgan Chase Bank, N.A.	78,964 USD	508
New Hope Dairy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,643 USD	49
New Trend International Logis-Tech Co., Ltd.	06/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	460,137 USD	18,763
New Trend International Logis-Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	222,961 USD	9,413
New Trend International Logis-Tech Co., Ltd.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	47,141 USD	2,107
New Trend International Logis-Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	76,682 USD	3,418
Neway Valve Suzhou Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27 USD	2
Newland Digital Technology Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	685,590 USD	(21,857)
Newland Digital Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	375,431 USD	(11,021)
Ninestar Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47,205 USD	(1,470)
Ningbo Bird Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	114,552 USD	3,719
Ningbo Bird Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50,617 USD	1,842
Ningbo Bohui Chemical Technology Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	81,584 USD	2,393
Ningbo Bohui Chemical Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	29,359 USD	866
Ningbo Boway Alloy Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	130 USD	9
Ningbo Boway Alloy Material Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	175 USD	12
Ningbo David Medical Device Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	455,842 USD	14,159
Ningbo David Medical Device Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	273,034 USD	8,676
Ningbo Exciton Technology Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	73,777 USD	1,110
Ningbo Exciton Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,617 USD	838
Ningbo Jianan Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	74 USD	(4)
Ningbo Jifeng Auto Parts Co., Ltd.	06/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	156,091 USD	(572)
Ningbo Jifeng Auto Parts Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112,624 USD	(414)
Ningbo Menovo Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	198 USD	3
Ningbo Peacebird Fashion Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	85,817 USD	7,451
Ningbo Peacebird Fashion Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	67,563 USD	5,869
Ningbo Sanxing Medical Electric Co., Ltd.	05/08/25	M	1.00%	JPMorgan Chase Bank, N.A.	85,620 USD	1,315
Ningbo Sanxing Medical Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,115 USD	617
Ningbo Sunrise Elc Technology Co., Ltd.	04/15/25	M	5.46%	JPMorgan Chase Bank, N.A.	508,611 USD	2,757
Ningbo Sunrise Elc Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	301,701 USD	1,733

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Xusheng Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	82 USD	$(5)
Ningxia Baofeng Energy Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	97 USD	(2)
Ningxia Jiaze New Energy Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	453,691 USD	10,075
Ningxia Jiaze New Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	269,812 USD	6,669
Ningxia Orient Tantalum Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	28,601 USD	410
Ningxia Orient Tantalum Industry Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	93,383 USD	1,392
Ningxia Western Venture Industrial Co., Ltd.	05/12/25	M	5.47%	JPMorgan Chase Bank, N.A.	97,194 USD	747
Ningxia Western Venture Industrial Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	18,539 USD	251
NKY Medical Holdings Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,913 USD	2,536
Northking Information Technology Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	20,503 USD	(491)
Northking Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	131,188 USD	(3,468)
Novogene Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	301 USD	(16)
NuVasive, Inc.	06/11/25	M	5.06%	Goldman Sachs International	5,763,981 USD	115,930
NuVasive, Inc.	02/12/25	M	5.56%	JPMorgan Chase Bank, N.A.	7,288,698 USD	146,596
Ocean’s King Lighting Science & Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,924 USD	478
Ocean’s King Lighting Science & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17,408 USD	516
Offshore Oil Engineering Co., Ltd.	03/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	309,020 USD	2,967
Offshore Oil Engineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	138,000 USD	1,647
OFILM Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	42 USD	—
OKE Precision Cutting Tools Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,650 USD	69
Olympic Circuit Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	196 USD	—
Optics Technology Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	130 USD	(3)
ORG Technology Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	17,406 USD	165
ORG Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,801 USD	97
Orient Securities Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	356,229 USD	5,783
Orient Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	264,738 USD	3,185
Origin Energy Ltd.	05/14/25	M	4.42%	JPMorgan Chase Bank, N.A.	6,657,295 AUD	(15,763)
Origin Energy Ltd.	06/04/25	M	4.11%	Goldman Sachs International	4,405,342 AUD	(10,431)
Pangang Group Vanadium Titanium & Resources Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	30,099 USD	582
PCI Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22 USD	(1)
PDC Energy, Inc.	06/10/25	M	5.06%	Goldman Sachs International	5,660,222 USD	100,410
PDC Energy, Inc.	05/27/25	M	5.56%	JPMorgan Chase Bank, N.A.	5,381,461 USD	95,465
People’s Insurance Co. Group of China Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	520,888 USD	1,524
People’s Insurance Co. Group of China Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	281,638 USD	1,356
PharmaBlock Sciences Nanjing, Inc.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	26,404 USD	(402)
Pharmaron Beijing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,951 USD	(577)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Piesat Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,256 USD	$(82)
Piesat Information Technology Co., Ltd.	04/15/25	M	5.46%	JPMorgan Chase Bank, N.A.	1,256 USD	(82)
PNM Resources, Inc.	06/04/25	M	5.06%	Goldman Sachs International	4,466,128 USD	(67,299)
Pnm Resources, Inc.	10/23/24	M	5.56%	JPMorgan Chase Bank, N.A.	6,749,125 USD	(101,701)
POCO Holding Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	536,212 USD	(30,034)
POCO Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	376,767 USD	(19,508)
Poly Developments & Holdings Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	384,670 USD	(6,724)
Poly Developments & Holdings Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	224,149 USD	(3,792)
Pony Testing International Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	126 USD	5
Power Construction Corp. of China Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	26,660 USD	(31)
Proya Cosmetics Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	52,399 USD	2,687
Pulike Biological Engineering, Inc.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	576,702 USD	(4,434)
Pulike Biological Engineering, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	365,323 USD	(3,024)
Qi An Xin Technology Group, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,657 USD	(280)
Qianhe Condiment & Food Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	16,622 USD	(15)
Qianhe Condiment & Food Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,878 USD	38
QiaoYin City Management Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	182,145 USD	5,331
QiaoYin City Management Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	125,827 USD	3,682
Qingdao Baheal Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,092 USD	258
Qingdao Daneng Environmental Protection Equipment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	37 USD	3
Qingdao Doublestar Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	20,198 USD	141
Qingdao Doublestar Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	15,812 USD	118
Qingdao Gaoce Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	630 USD	28
Qingdao Gon Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	323 USD	10
Qingdao Hiron Commercial Cold Chain Co., Ltd.	06/10/25	M	5.46%	JPMorgan Chase Bank, N.A.	141 USD	5
Qingdao Hiron Commercial Cold Chain Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	53 USD	2
Qingdao Huicheng Environmental Technology Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	172,294 USD	(5,566)
Qingdao Huicheng Environmental Technology Group Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	445,208 USD	(10,176)
Qingdao Kutesmart Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,786 USD	437
Qingdao Kutesmart Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,233 USD	136
Qingdao Weflo Valve Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	53 USD	2

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Yunlu Advanced Materials Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	49 USD	$2
Qingyan Environmental Technology Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,375 USD	109
Qingyan Environmental Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,395 USD	70
QuakeSafe Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	280 USD	(7)
Quectel Wireless Solutions Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25,992 USD	225
Radius Global Infrastructure, Inc.	05/13/25	M	5.06%	Goldman Sachs International	2,068,253 USD	4,173
Raytron Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,049 USD	154
Red Star Macalline Group Corp. Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7 USD	—
Rendong Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,864 USD	484
Renhe Pharmacy Co., Ltd.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,255 USD	673
Repsol S.A	05/27/24	M	3.40%	Morgan Stanley Capital Services LLC	206,730 EUR	(1,930)
Riyue Heavy Industry Co., Ltd.	04/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	612,465 USD	(15,110)
Riyue Heavy Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	383,779 USD	(12,556)
Rongsheng Petrochemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	24,598 USD	79
Runjian Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	169 USD	4
S.P.I Landscape Design Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	54,493 USD	2,872
S.P.I Landscape Design Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19,447 USD	1,012
SAIC Motor Corp., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	75,161 USD	(59)
SAIC Motor Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	74,692 USD	20
Sansteel Minguang Co., Ltd. Fujian	05/13/25	M	5.46%	JPMorgan Chase Bank, N.A.	24,733 USD	132
Sanxiang Advanced Materials Co., Ltd.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	174 USD	5
Sanxiang Impression Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	174,834 USD	5,963
Sanxiang Impression Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,212 USD	312
Sanxiang Impression Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	332,438 USD	11,165
Sany Heavy Industry Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	574,797 USD	(855)
Sany Heavy Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	284,821 USD	(1,398)
SDIC Capital Co., Ltd.	05/21/25	M	1.00%	JPMorgan Chase Bank, N.A.	127,799 USD	1,058
SDIC Capital Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	90,636 USD	650
SDIC Power Holdings Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	416,520 USD	(3,970)
SDIC Power Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	238,688 USD	(2,373)
Seagen, Inc.	06/04/25	M	5.06%	Goldman Sachs International	2,791,546 USD	(86,713)
Seagen, Inc.	03/17/25	M	5.56%	JPMorgan Chase Bank, N.A.	5,119,887 USD	(159,038)
Senci Electric Machinery Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	33,671 USD	(498)
Senci Electric Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,195 USD	(103)
Sg Micro Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,347 USD	(54)
Shaanxi Coal Industry Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	306,081 USD	422

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shaanxi Coal Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	171,008 USD	$939
Shaanxi Construction Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	36 USD	—
Shaanxi Fenghuo Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	132 USD	5
Shan Xi Hua Yang Group New Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	18 USD	1
Shandong Gold Mining Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	466,932 USD	(5,028)
Shandong Gold Mining Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	278,289 USD	(2,918)
ShanDong High Speed Renewable Energy Group Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,394 USD	111
ShanDong High Speed Renewable Energy Group Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,957 USD	25
Shandong Hualu Hengsheng Chemical Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	80,413 USD	968
Shandong Hualu Hengsheng Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	172,898 USD	(251)
Shandong Huifa Foodstuff Co., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	129,066 USD	3,846
Shandong Huifa Foodstuff Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	35,228 USD	1,068
Shandong Jinjing Science & Technology Co., Ltd.	06/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,919 USD	636
Shandong Jinling Mining Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	66 USD	1
Shandong Linglong Tyre Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	197,801 USD	(465)
Shandong Linglong Tyre Co., Ltd.	08/14/24	M	1.00%	JPMorgan Chase Bank, N.A.	242,120 USD	(467)
Shandong Longhua New Material Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	5,639 USD	110
Shandong Longhua New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,833 USD	35
Shandong Lukang Pharma	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47 USD	1
Shandong Minhe Animal Husbandry Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	467,527 USD	2,761
Shandong Minhe Animal Husbandry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	340,101 USD	2,540
Shandong Shuangyi Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	206 USD	5
Shandong Sinocera Functional Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	15,919 USD	300
Shandong Sinocera Functional Material Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,499 USD	528
Shandong Wohua Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	16 USD	1
Shandong Xiantan Co., Ltd.	03/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	164,346 USD	(868)
Shandong Xiantan Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	168,550 USD	(623)
Shandong Xinhua Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,301 USD	46
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	468,734 USD	8,669

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	282,247 USD	$4,568
Shandong Yulong Gold Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	424,570 USD	13,034
Shandong Yulong Gold Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	207,815 USD	5,881
Shanghai Acrel Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	31,258 USD	14
Shanghai Acrel Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19,811 USD	(5)
Shanghai Allist Pharmaceuticals Co., Ltd.	03/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	354 USD	17
Shanghai Allist Pharmaceuticals Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	566 USD	27
Shanghai Anlogic Infotech Co., Ltd.	06/16/25	M	5.48%	JPMorgan Chase Bank, N.A.	56,599 USD	2,878
Shanghai AtHub Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,546 USD	52
Shanghai Awinic Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,088 USD	12
Shanghai Bairun Investment Holding Group Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	798,565 USD	(20,428)
Shanghai Bairun Investment Holding Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	419,698 USD	(9,863)
Shanghai Baolong Automotive Corp.	04/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	42,745 USD	(1,669)
Shanghai Baosight Software Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	119 USD	(7)
Shanghai Construction Group Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	61,579 USD	1,301
Shanghai Datun Energy Resources Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	74 USD	3
Shanghai Dazhong Public Utilities Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	23,419 USD	805
Shanghai DragonNet Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	21,791 USD	(625)
Shanghai DragonNet Technology Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	79,335 USD	(2,294)
Shanghai DZH Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	61,958 USD	1,815
Shanghai DZH Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	65,034 USD	2,091
Shanghai Fengyuzhu Culture & Technology Co., Ltd.	04/02/25	M	5.47%	JPMorgan Chase Bank, N.A.	87,567 USD	(1,169)
Shanghai Fengyuzhu Culture & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	87,476 USD	(2,134)
Shanghai Friendess Electronic Technology Corp., Ltd.	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	3,717 USD	(264)
Shanghai Friendess Electronic Technology Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,353 USD	(239)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	413 USD	5
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	44,689 USD	92
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	224,924 USD	(4,317)
Shanghai Gentech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,011 USD	62
Shanghai Hanbell Precise Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	44 USD	1
Shanghai Huace Navigation Technology Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	203,444 USD	4,338

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Huace Navigation Technology Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	146,612 USD	$4,294
Shanghai Huafon Aluminium Corp.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	86,371 USD	824
Shanghai Huafon Aluminium Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	51,885 USD	608
Shanghai Huaming Intelligent Terminal Equipment Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	112,694 USD	3,832
Shanghai Huaming Intelligent Terminal Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30,010 USD	1,021
Shanghai Industrial Development Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	405,891 USD	(1,595)
Shanghai Industrial Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	307,701 USD	(1,012)
Shanghai Jiaoda Onlly Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7 USD	—
Shanghai Jinfeng Wine Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	30 USD	(1)
Shanghai Jinjiang International Hotels Co., Ltd.	05/27/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,537 USD	(5,993)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	45,277 USD	509
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	26,878 USD	415
Shanghai Kelai Mechatronics Engineering Co., Ltd.	05/14/25	M	5.56%	JPMorgan Chase Bank, N.A.	30 USD	1
Shanghai Kelai Mechatronics Engineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	107 USD	3
Shanghai Laimu Electronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	128 USD	(4)
Shanghai Lingang Holdings Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	135 USD	(4)
Shanghai Pharmaceuticals Holding Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	228,683 USD	11,338
Shanghai Pharmaceuticals Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	158,846 USD	9,598
Shanghai Pret Composites Co., Ltd.	12/16/24	M	5.46%	JPMorgan Chase Bank, N.A.	629,281 USD	51,997
Shanghai Pret Composites Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	362,553 USD	29,948
Shanghai Pudong Development Bank Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	355,666 USD	(3,137)
Shanghai Pudong Development Bank Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	177,110 USD	(1,991)
Shanghai Putailai New Energy Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	306 USD	36
Shanghai QiFan Cable Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,960 USD	31
Shanghai Shyndec Pharmaceutical Co., Ltd.	05/08/25	M	1.00%	JPMorgan Chase Bank, N.A.	97,731 USD	555
Shanghai Shyndec Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	129,571 USD	605

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Sinotec Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	47 USD	$2
Shanghai SK Petroleum & Chemical Equipment Corp., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	48,462 USD	626
Shanghai SK Petroleum & Chemical Equipment Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,824 USD	163
Shanghai Smith Adhesive New Material Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	785 USD	11
Shanghai Smith Adhesive New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,654 USD	34
Shanghai STEP Electric Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	112 USD	6
Shanghai Sunglow Packaging Technology Co., Ltd.	05/27/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,934 USD	2,516
Shanghai Sunglow Packaging Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,347 USD	685
Shanghai Tianyong Engineering Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	168,232 USD	2,225
Shanghai Tianyong Engineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54,594 USD	937
Shanghai Welltech Automation Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	76 USD	(1)
Shanghai Xintonglian Packaging Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	26,788 USD	1,194
Shanghai Xintonglian Packaging Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,315 USD	328
Shanghai Xuerong Bio-Technology Co., Ltd.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	473,268 USD	17,004
Shanghai Xuerong Bio-Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	315,839 USD	11,532
Shanghai Yaoji Technology Co., Ltd.	06/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,688 USD	3,838
Shanghai Yongmaotai Automotive Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	57 USD	5
Shantou Dongfeng Printing Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,802 USD	57
Shantui Construction Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,026 USD	58
Shanxi Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,082 USD	(10)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	06/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	27,352 USD	(1,874)
Shanxi Xinghuacun Fen Wine Factory Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,397 USD	(85)
Sharetronic Data Technology Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,741 USD	454
Sharetronic Data Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17,194 USD	534
Shenergy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,140 USD	13
Shengtak NewMaterial Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	266,505 USD	23,348
Shengtak NewMaterial Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	142,271 USD	12,952
Shengyi Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	107,541 USD	1,734
Shenwu Energy Saving Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	— USD	—
Shenyang Cuihua Gold & Silver Jewelry Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,064 USD	115

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenyang Cuihua Gold & Silver Jewelry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	353 USD	$40
Shenzhen Absen Optoelectronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,059 USD	476
Shenzhen Airport Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,287 USD	9
Shenzhen AOTO Electronics Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	54,139 USD	1,067
Shenzhen AV-Display Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	243 USD	7
Shenzhen Batian Ecotypic Engineering Co., Ltd.	06/05/25	M	5.48%	JPMorgan Chase Bank, N.A.	454,939 USD	18,599
Shenzhen Batian Ecotypic Engineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	315,834 USD	13,194
Shenzhen Bestek Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,195 USD	171
Shenzhen Center Power Tech Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,186 USD	280
Shenzhen Chengtian Weiye Technology Co., Ltd.	06/09/25	M	1.00%	JPMorgan Chase Bank, N.A.	220 USD	5
Shenzhen Click Technology Co., Ltd.	03/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	671,315 USD	3,627
Shenzhen Click Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	350,103 USD	1,824
Shenzhen Clou Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14 USD	—
Shenzhen Dynanonic Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	49,949 USD	7,715
Shenzhen Emperor Technology Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	8,004 USD	112
Shenzhen Emperor Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,127 USD	29
Shenzhen Envicool Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	38,539 USD	370
Shenzhen Everwin Precision Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	185,334 USD	3,743
Shenzhen Everwin Precision Technology Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	216,565 USD	4,450
Shenzhen Gas Corp., Ltd.	04/29/25	M	1.00%	JPMorgan Chase Bank, N.A.	290,435 USD	6,221
Shenzhen Gas Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	200,161 USD	4,607
Shenzhen Goodix Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	510 USD	(33)
Shenzhen H&T Intelligent Control Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	261,122 USD	12,838
Shenzhen H&T Intelligent Control Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	186,367 USD	9,285
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	31 USD	—
Shenzhen Honor Electronic Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	11,282 USD	268
Shenzhen Huaqiang Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	79 USD	(1)
Shenzhen Hui Chuang Da Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	174 USD	8
Shenzhen Huijie Group Co., Ltd.	05/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	191,953 USD	16,495
Shenzhen Huijie Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	108,625 USD	9,320
Shenzhen Invt Electric Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	320,836 USD	15,385
Shenzhen Invt Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	217,851 USD	10,500

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Jianyi Decoration Group Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	990 USD	$10
Shenzhen Jianyi Decoration Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	395 USD	5
Shenzhen Jieshun Science & Technology Industry Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	84,641 USD	7,335
Shenzhen Jieshun Science & Technology Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	37,777 USD	3,476
Shenzhen Jingquanhua Electronics Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	208,173 USD	4,393
Shenzhen Jingquanhua Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	148,766 USD	3,066
Shenzhen Jinxinnong Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	83 USD	12
Shenzhen Kangtai Biological Products Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	245,168 USD	1,320
Shenzhen Kangtai Biological Products Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	403,268 USD	1,949
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	05/13/25	M	5.46%	JPMorgan Chase Bank, N.A.	494,608 USD	11,930
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	344,083 USD	7,941
Shenzhen Kinwong Electronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	81 USD	3
Shenzhen Kstar Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	52,750 USD	677
Shenzhen Kstar Science & Technology Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	28,114 USD	527
Shenzhen Liantronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	31,974 USD	1,254
Shenzhen Liantronics Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	89,864 USD	2,726
Shenzhen Lifotronic Technology Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	4,904 USD	137
Shenzhen Lifotronic Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,179 USD	229
Shenzhen Megmeet Electrical Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	481,485 USD	15,054
Shenzhen Megmeet Electrical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	289,170 USD	9,557
Shenzhen Microgate Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	71 USD	(4)
Shenzhen MinDe Electronics Technology Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	42 USD	1
Shenzhen MinDe Electronics Technology Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	127 USD	2
Shenzhen Minglida Precision Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	568 USD	(3)
Shenzhen MTC Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	224,099 USD	1,685
Shenzhen MTC Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	61,203 USD	657
Shenzhen New Nanshan Holding Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	290,735 USD	1,238
Shenzhen New Nanshan Holding Group Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	521,562 USD	1,646
Shenzhen Noposin Crop Science Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	380,941 USD	12,442
Shenzhen Noposin Crop Science Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	316,102 USD	7,942

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Qingyi Photomask Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	105,974 USD	$2,713
Shenzhen Qingyi Photomask Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	79,136 USD	2,235
Shenzhen Ridge Engineering Consulting Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	122 USD	1
Shenzhen Salubris Pharmaceuticals Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4 USD	—
Shenzhen SED Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	23,476 USD	(15)
Shenzhen Senior Technology Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	103 USD	2
Shenzhen Shengxunda Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	172 USD	(3)
Shenzhen Sinexcel Electric Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	24,984 USD	429
Shenzhen Sinexcel Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,859 USD	256
Shenzhen Sinovatio Technology Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	247,577 USD	7,490
Shenzhen Sinovatio Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	178,218 USD	6,600
Shenzhen Strongteam Decoration Engineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	138 USD	(4)
Shenzhen Sunlord Electronics Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	65,921 USD	(90)
Shenzhen Suntak Circuit Technology Co., Ltd.	04/24/25	M	5.47%	JPMorgan Chase Bank, N.A.	515,147 USD	13,032
Shenzhen Suntak Circuit Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	318,872 USD	7,116
Shenzhen Tianyuan Dic Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	42,602 USD	1,195
Shenzhen Topband Co., Ltd.	03/11/25	M	5.47%	JPMorgan Chase Bank, N.A.	621,588 USD	90,193
Shenzhen Topband Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	390,667 USD	55,910
Shenzhen United Winners Laser Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14,061 USD	513
Shenzhen Weiguang Biological Products Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	216 USD	(8)
Shenzhen Xunjiexing Technology Corp., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	241 USD	(15)
Shenzhen Zhengtong Electronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	87,624 USD	1,612
Shenzhen Zowee Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9 USD	—
Shijiazhuang Kelin Electric Co., Ltd.	06/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	158 USD	20
Shinry Technologies Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	483,406 USD	20,678
Shinry Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	333,518 USD	14,294
Shuangliang Eco-Energy Systems Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	175 USD	6
ShuYu Civilian Pharmacy Corp., Ltd.	06/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	41,666 USD	2,631
ShuYu Civilian Pharmacy Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	28,332 USD	1,811
SI-TECH Information Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	60 USD	(7)
SICC Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,767 USD	(54)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Chuantou Energy Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	39,320 USD	$(370)
Sichuan Chuantou Energy Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,223 USD	(261)
Sichuan Expressway Co., Ltd.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	447,874 USD	23,669
Sichuan Expressway Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	311,506 USD	16,097
Sichuan Goldstone Asia Pharmaceutical, Inc.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	112,791 USD	1,098
Sichuan Goldstone Asia Pharmaceutical, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	88,274 USD	861
Sichuan Guoguang Agrochemical Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,469 USD	165
Sichuan Guoguang Agrochemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,093 USD	109
Sichuan Hezong Medicine Easy-to-buy Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	69,590 USD	1,307
Sichuan Hezong Medicine Easy-to-buy Pharmaceutical Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	203,956 USD	2,975
Sichuan Huiyuan Optical Communications Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,084 USD	(166)
Sichuan Huiyuan Optical Communications Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	4,668 USD	(36)
Sichuan Jiuzhou Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,147 USD	83
Sichuan Kelun Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,786 USD	(23)
Sichuan Kelun Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	86,197 USD	15
Sichuan Kexin Mechanical & Electrical Equipment Co., Ltd.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	18,928 USD	488
Sichuan Kexin Mechanical & Electrical Equipment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,064 USD	128
Sichuan Road & Bridge Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	56,361 USD	1,710
Sichuan Road & Bridge Group Co., Ltd.	06/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	208,391 USD	4,311
Sichuan Teway Food Group Co., Ltd.	02/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	58,009 USD	(1,693)
Sichuan Teway Food Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	161 USD	—
Sichuan Tianwei Electronic Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,978 USD	(140)
Sichuan Tianwei Electronic Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,383 USD	(55)
Siglent Technologies Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	349 USD	—
Siglent Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,515 USD	(1)
Sihui Fuji Electronic Technology Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	64,250 USD	3,099
Sihui Fuji Electronic Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	25,318 USD	937
Silvery Dragon Prestressed Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30 USD	1
Sineng Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	378,433 USD	10,833
Sineng Electric Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	651,770 USD	15,766

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sino-High China Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	463,552 USD	$22,453
Sino-High China Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	226,246 USD	10,443
Sino-Platinum Metals Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	41 USD	1
Sinocat Environmental Technology Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	509 USD	28
Sinolink Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19,553 USD	(114)
Sinoma International Engineering Co.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	60,738 USD	344
Sinosteel Engineering & Technology Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	43,126 USD	2,041
Sinosteel Engineering & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14 USD	1
Sinosun Technology Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	25,159 USD	397
Sinosun Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,824 USD	113
Sinotruk Jinan Truck Co., Ltd.	05/12/25	M	5.47%	JPMorgan Chase Bank, N.A.	686,553 USD	17,180
Sinotruk Jinan Truck Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	360,529 USD	9,050
Smo Clinplus Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	85,561 USD	(2,005)
Smo Clinplus Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	37,646 USD	(510)
Songcheng Performance Development Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	57,531 USD	(1,199)
Songcheng Performance Development Co., Ltd.	05/13/25	M	5.46%	JPMorgan Chase Bank, N.A.	264,284 USD	(2,936)
Songz Automobile Air Conditioning Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	659,488 USD	9,689
Songz Automobile Air Conditioning Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	326,692 USD	4,807
SonoScape Medical Corp.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	400,336 USD	(1,943)
SonoScape Medical Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	225,559 USD	(478)
SPDR S&P Biotech ETF	09/25/24	M	5.07%	Morgan Stanley Capital Services LLC	22,526,676 USD	(1,023,470)
Spring Airlines Co., Ltd.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	85,055 USD	(2,775)
Stanley Agricultural Group Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	266,020 USD	3,494
Stanley Agricultural Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	211,390 USD	2,882
State Grid Yingda Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	39,900 USD	(273)
Sunflower Pharmaceutical Group Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	519,376 USD	14,733
Sunflower Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	309,503 USD	8,938
Sunfly Intelligent Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	78 USD	13
Sungrow Power Supply Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,616 USD	(11)
Suning Universal Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19 USD	—
Sunlour Pigment Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	32,416 USD	1,620
Sunlour Pigment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,840 USD	442
Sunresin New Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	53,622 USD	59,591
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,092 USD	960
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,943 USD	700
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	86,354 USD	1,636

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sunshine Guojian Pharmaceutical Shanghai Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	43,321 USD	$816
Sunwave Communications Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	42,399 USD	2,480
Sunwave Communications Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39,763 USD	2,154
Sunyard Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	76,764 USD	(5,726)
Sunyard Technology Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	164,220 USD	(12,223)
Sunyes Electronic Manufacturing Zhejiang Holding Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	337,750 USD	5,701
Sunyes Electronic Manufacturing Zhejiang Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	191,611 USD	3,246
Suplet Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	86 USD	8
Suzhou Cheersson Precision Metal Forming Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	138,571 USD	816
Suzhou Cheersson Precision Metal Forming Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	51,316 USD	280
Suzhou Douson Drilling & Production Equipment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	179 USD	9
Suzhou Hengmingda Electronic Technology Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	166,891 USD	654
Suzhou Hengmingda Electronic Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	86,314 USD	1,188
Suzhou Keda Technology Co., Ltd.	06/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	191,054 USD	(10,415)
Suzhou Keda Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	52,183 USD	(2,879)
Suzhou Novosense Microelectronics Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	27,256 USD	(1,094)
Suzhou Shihua New Material Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	531 USD	22
Suzhou Shijing Environmental Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	224 USD	14
SVG Optronics Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	87,170 USD	3,804
SVG Optronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,510 USD	863
Syneos Health, Inc.	06/04/25	M	5.06%	Goldman Sachs International	2,824,550 USD	29,803
Syneos Health, Inc.	05/14/25	M	5.56%	JPMorgan Chase Bank, N.A.	4,531,164 USD	47,811
Tangshan Sunfar Silicon Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	213 USD	5
Tansun Technology Co., Ltd.	05/13/25	M	5.46%	JPMorgan Chase Bank, N.A.	494,924 USD	(19,785)
Tansun Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	342,537 USD	(13,941)
Tasly Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,494 USD	172
Tatwah Smartech Co., Ltd.	06/17/25	M	5.46%	JPMorgan Chase Bank, N.A.	493,036 USD	(8,461)
Tatwah Smartech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	325,689 USD	(5,483)
TCL Technology Group Corp.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,014 USD	2,039
TCL Technology Group Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10 USD	—
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	440 USD	17

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,324 USD	$1,780
Tederic Machinery Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,295 USD	21
Telling Telecommunication Holding Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	238,403 USD	11,365
Telling Telecommunication Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	152,182 USD	7,485
Tian Jin Bohai Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,257 USD	168
Tian Jin Bohai Chemical Co., Ltd.	04/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	37,527 USD	621
Tianjin 712 Communication & Broadcasting Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	12 USD	1
Tianjin 712 Communication & Broadcasting Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	78 USD	5
Tianjin Lvyin Landscape & Ecology Construction Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	59 USD	3
Tianjin Tianyao Pharmaceutical Co., Ltd.	06/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,173 USD	531
Tianjin Tianyao Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	824 USD	28
Tianjin Tianyao Pharmaceutical Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	60,298 USD	1,054
Tianjin Tianyao Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	88,632 USD	1,539
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	06/04/25	M	5.47%	JPMorgan Chase Bank, N.A.	168,521 USD	10,199
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	86,898 USD	5,259
Tianma Microelectronics Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	59,877 USD	(101)
Tianma Microelectronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	96,568 USD	(607)
Tianrun Industry Technology Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	520,527 USD	11,258
Tianrun Industry Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	331,717 USD	6,957
Tianshui Zhongxing Bio-technology Co., Ltd.	06/16/25	M	1.00%	JPMorgan Chase Bank, N.A.	277,895 USD	32,760
Tianshui Zhongxing Bio-technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	142,176 USD	16,807
Titan Wind Energy Suzhou Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	361,961 USD	(15,808)
Titan Wind Energy Suzhou Co., Ltd.	04/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	711,251 USD	(32,782)
Toly Bread Co., Ltd.	05/20/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,101 USD	(287)
Toly Bread Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10 USD	—
Tongding Interconnection Information Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	578,271 USD	16,460
Tongding Interconnection Information Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	327,034 USD	8,950
TongFu Microelectronics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	63,711 USD	69
Tongkun Group Co., Ltd.	03/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,947 USD	197
Tongkun Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112 USD	3
Tongling Nonferrous Metals Group Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	17,970 USD	13
Tongyu Heavy Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	23,212 USD	140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Top Resource Conservation & Environment Corp.	06/24/25	M	5.46%	JPMorgan Chase Bank, N.A.	11,233 USD	$(22)
Top Resource Conservation & Environment Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	33,025 USD	(21)
Trina Solar Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,196 USD	(23)
Triton International Ltd.	06/04/25	M	5.06%	Goldman Sachs International	4,200,123 USD	8,087
Triton International Ltd.	05/13/25	M	5.56%	JPMorgan Chase Bank, N.A.	6,347,178 USD	12,221
Troy Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	101,020 USD	6,346
Troy Information Technology Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	225,857 USD	4,871
Tuoxin Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,930 USD	(32)
Tus-Pharmaceutical Group Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	27,018 USD	1,193
Tus-Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,345 USD	338
U.S. Treasury Bonds	08/13/43	T	1.00%	Barclays Bank PLC	21,552,000 USD	70,486
U.S. Treasury Bonds	08/13/53	T	1.00%	Barclays Bank PLC	16,164,000 USD	176,661
U.S. Treasury Notes	08/29/25	T	1.00%	Barclays Bank PLC	7,956,000 USD	(41,387)
U.S. Treasury Notes	08/29/28	T	1.00%	Barclays Bank PLC	38,355,000 USD	(378,630)
U.S. Treasury Notes	08/29/30	T	1.00%	Barclays Bank PLC	33,829,000 USD	(307,594)
U.S. Treasury Notes	08/13/33	T	1.00%	Barclays Bank PLC	22,536,000 USD	(126,914)
U.S. Treasury Notes	08/13/26	T	1.00%	Barclays Bank PLC	30,872,000 USD	(243,555)
Uni-Select, Inc.	06/04/25	M	5.22%	Goldman Sachs International	764,610 CAD	—
Uni-Select, Inc.	03/03/25	M	5.77%	JPMorgan Chase Bank, N.A.	1,155,454 CAD	—
UNI-Trend Technology China Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	319 USD	29
Unilumin Group Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	686,624 USD	(40,638)
Unilumin Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	379,585 USD	(22,619)
Union Optech Co., Ltd.	06/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	6,297 USD	252
Union Optech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,227 USD	356
Unisplendour Corp. Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	53,886 USD	483
Unisplendour Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,441 USD	597
Univar Solutions, Inc.	05/20/25	M	1.00%	JPMorgan Chase Bank, N.A.	522,826 USD	438
Universal Scientific Industrial Shanghai Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,230 USD	1,280
Universal Scientific Industrial Shanghai Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,758 USD	338
Vantone Neo Development Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17 USD	(2)
Verisilicon Microelectronics Shanghai Co., Ltd.	04/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	67,711 USD	(8,306)
Victory Giant Technology Huizhou Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	32,564 USD	2,618
VMware, Inc.	06/04/25	M	5.06%	Goldman Sachs International	3,201,723 USD	138,063
VMware, Inc.	05/30/24	M	5.56%	JPMorgan Chase Bank, N.A.	3,187,673 USD	137,458
Vtron Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	35,192 USD	535
Vtron Group Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	76,184 USD	911
Walvax Biotechnology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	46,550 USD	422
Wanda Film Holding Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	82 USD	5
Wangsu Science & Technology Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,932 USD	(7)
Wangsu Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	60,075 USD	(1,837)
Wanhua Chemical Group Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	473,654 USD	(14,142)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wanhua Chemical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	283,020 USD	$(8,521)
Wanma Technology Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	72,213 USD	90
Wanma Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	18,302 USD	67
Wedge Industrial Co., Ltd.	06/10/25	M	5.48%	JPMorgan Chase Bank, N.A.	262,784 USD	7,787
Wedge Industrial Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	207,792 USD	5,987
Weichai Power Co., Ltd.	05/12/25	M	5.48%	JPMorgan Chase Bank, N.A.	670,496 USD	12,192
Weichai Power Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	317,602 USD	7,399
Weihai Guangwei Composites Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,079 USD	396
Wellhope Foods Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	61 USD	1
WG Tech JiangXi Co., Ltd.	06/23/25	M	5.46%	JPMorgan Chase Bank, N.A.	204 USD	18
Willfar Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	813 USD	8
WPG Shanghai Smart Water PCL	06/10/25	M	5.46%	JPMorgan Chase Bank, N.A.	244,577 USD	5,878
WPG Shanghai Smart Water PCL	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	147,281 USD	3,520
Wuchan Zhongda Group Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	57,602 USD	475
Wuhan Guide Infrared Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	4 USD	—
Wuhan Jingce Electronic Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	771 USD	41
Wuhan Keqian Biology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	44,875 USD	2,846
Wuhan Keqian Biology Co., Ltd.	05/21/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,541 USD	2,209
Wuhan Raycus Fiber Laser Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	26,596 USD	678
Wuhan Tianyu Information Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,509 USD	87
WUS Printed Circuit Kunshan Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	90 USD	(4)
Wuxi Hodgen Technology Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	373,518 USD	2,942
Wuxi Hodgen Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	149,925 USD	1,214
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	180,295 USD	16,657
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	41,191 USD	3,836
Wuxi Huaguang Environment & Energy Group Co., Ltd.	06/04/25	M	1.00%	JPMorgan Chase Bank, N.A.	73 USD	12
Wuxi Hyatech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	68,092 USD	307
Wuxi Hyatech Co., Ltd.	05/27/25	M	5.46%	JPMorgan Chase Bank, N.A.	156,768 USD	675
Wuxi NCE Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	247 USD	(8)
Xi’An Shaangu Power Co., Ltd.	04/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,141 USD	1,113
Xi’An Shaangu Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	72,731 USD	2,140
Xiamen C & D, Inc.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	234,665 USD	1,887
Xiamen C & D, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	167,926 USD	553
Xiamen ITG Group Corp., Ltd.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,957 USD	(5,845)
Xiamen Jihong Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	196 USD	(19)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen R&T Plumbing Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30 USD	$2
Xiangtan Electric Manufacturing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	230 USD	20
Xiangxue Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,221 USD	12
Xiangyang Changyuandonggu Industry Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	119,518 USD	(193)
Xiangyang Changyuandonggu Industry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	61,935 USD	(68)
Xianhe Co., Ltd.	03/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	47,515 USD	132
Xianhe Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	73,125 USD	(220)
Xilong Scientific Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	203,871 USD	9,853
Xilong Scientific Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	74,013 USD	3,299
Xin Hee Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,713 USD	68
Xinfengming Group Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	154,953 USD	(400)
Xinfengming Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	86,992 USD	20
Xingtong Shipping Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	23,681 USD	729
Xingtong Shipping Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	38,483 USD	935
Xinjiang Sailing Information Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	94,802 USD	(2,915)
Xinjiang Sailing Information Technology Co., Ltd.	06/16/25	M	1.00%	JPMorgan Chase Bank, N.A.	287,723 USD	(8,814)
Xinjiang Winka Times Department Store Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	47 USD	—
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	18 USD	—
Xinxiang Richful Lube Additive Co., Ltd.	06/16/25	M	1.00%	JPMorgan Chase Bank, N.A.	448,422 USD	2,974
Xinxiang Richful Lube Additive Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	287,270 USD	2,659
Xinxing Ductile Iron Pipes Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	103,846 USD	457
Xinzhi Group Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	108,661 USD	1,629
Xinzhi Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,214 USD	724
Xizi Clean Energy Equipment Manufacturing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	50 USD	1
Xuelong Group Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	464,043 USD	5,618
Xuelong Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	258,058 USD	3,058
Xuji Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	251 USD	19
Xylem, Inc.	05/29/25	M	5.56%	JPMorgan Chase Bank, N.A.	7,720 USD	(62)
Yabao Pharmaceutical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,167 USD	6
Yantai Ishikawa Sealing Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	63 USD	3
Yantai Jereh Oilfield Services Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	10,030 USD	3
Yealink Network Technology Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	16,802 USD	675
Yes Optoelectronics Group Co., Ltd.	04/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	468,035 USD	12,006
Yes Optoelectronics Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	159,479 USD	4,420
YGSOFT, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	75 USD	(3)
Yijiahe Technology Co., Ltd.	06/11/25	M	5.46%	JPMorgan Chase Bank, N.A.	196 USD	(9)
Yinbang Clad Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,464 USD	97

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yintai Gold Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	51,368 USD	$495
Yixintang Pharmaceutical Group Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	190,694 USD	(1,000)
Yixintang Pharmaceutical Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	128,342 USD	(552)
Yizumi Holdings Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	214 USD	—
YLZ Information Technology Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	509,146 USD	(28,955)
YLZ Information Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	209,639 USD	(12,187)
Yongji Printing Co., Ltd.	06/05/25	M	5.46%	JPMorgan Chase Bank, N.A.	328,349 USD	1,571
Yongji Printing Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	189,429 USD	1,033
Yonyou Network Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,322 USD	96
Yotrio Group Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	133,487 USD	9,912
Yotrio Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	212,591 USD	18,175
Youyou Foods Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	138,339 USD	(739)
Youyou Foods Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	61,886 USD	(54)
Yuan Longping High-tech Agriculture Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	62,685 USD	75
Yueyang Xingchang Petrochemical	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	148 USD	8
Yunding Technology Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	48,158 USD	2,314
Yunding Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	31,105 USD	1,648
Yunnan Botanee Bio-Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	167,816 USD	(1,327)
Yunnan Botanee Bio-Technology Group Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	220,065 USD	(1,488)
Yunnan Copper Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	42 USD	—
Yunnan Energy Investment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	49 USD	1
Yunnan Shennong Agricultural Industry Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30 USD	(1)
Yunnan Tin Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	32,497 USD	1,540
Yunnan Tin Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	65,915 USD	3,559
Yusys Technologies Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	82,285 USD	(506)
Yusys Technologies Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	213,548 USD	1,366
ZBOM Home Collection Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	404 USD	27
Zhe Jiang Li Zi Yuan Food Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	102 USD	(2)
Zhe Jiang Taihua New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	66 USD	6
Zhefu Holding Group Co., Ltd.	05/14/25	M	5.47%	JPMorgan Chase Bank, N.A.	401,888 USD	4,014
Zhefu Holding Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	250,716 USD	2,989
Zhejiang Asia-Pacific Mechanical & Electronic Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	6,090 USD	84
Zhejiang Ausun Pharmaceutical Co., Ltd.	06/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	505,813 USD	(1,014)
Zhejiang Ausun Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	351,173 USD	(777)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Baida Precision Manufacturing Corp.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	14,023 USD	$16
Zhejiang Baida Precision Manufacturing Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,547 USD	9
Zhejiang Canaan Technology Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	24,818 USD	4,652
Zhejiang Canaan Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,742 USD	1,323
Zhejiang Chint Electrics Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	53,620 USD	431
Zhejiang Chint Electrics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	17,062 USD	66
Zhejiang Conba Pharmaceutical Co., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	145,744 USD	10,040
Zhejiang Conba Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	210,190 USD	16,294
Zhejiang Crystal-Optech Co., Ltd.	04/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	21,875 USD	(506)
Zhejiang Dayang Biotech Group Co., Ltd.	06/25/25	M	5.46%	JPMorgan Chase Bank, N.A.	63,307 USD	620
Zhejiang Dayang Biotech Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	19,243 USD	213
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd.	06/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	109,840 USD	(56)
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	14,872 USD	(25)
Zhejiang Double Arrow Rubber Co., Ltd.	04/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	520,547 USD	27,629
Zhejiang Double Arrow Rubber Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	219,148 USD	11,473
Zhejiang Dun’An Artificial Environment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,380 USD	45
Zhejiang Golden Eagle Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	14 USD	1
Zhejiang Hailiang Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	31,082 USD	332
Zhejiang Hailide New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,161 USD	144
Zhejiang HangKe Technology, Inc., Co.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	492 USD	(39)
Zhejiang Heda Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	245 USD	1
Zhejiang Heda Technology Co., Ltd.	04/09/25	M	1.00%	JPMorgan Chase Bank, N.A.	338 USD	1
Zhejiang Hisun Pharmaceutical Co., Ltd.	06/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	352,190 USD	4,999
Zhejiang Hisun Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	213,793 USD	3,027
Zhejiang Huace Film & Television Co., Ltd.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	154,547 USD	(137)
Zhejiang Huace Film & Television Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39,201 USD	36
Zhejiang Huada New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	82 USD	2
Zhejiang Huakang Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,153 USD	121
Zhejiang Huatie Emergency Equipment Science & Technology Co., Ltd.	05/28/25	M	5.46%	JPMorgan Chase Bank, N.A.	58 USD	2

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Huatie Emergency Equipment Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	70 USD	$3
Zhejiang International Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	494 USD	5
Zhejiang Jiaao Enprotech Stock Co., Ltd.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,163 USD	4,341
Zhejiang Jiaao Enprotech Stock Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,227 USD	1,183
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	310 USD	(9)
Zhejiang Jolly Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	221,008 USD	13,811
Zhejiang Jolly Pharmaceutical Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	304,917 USD	19,157
Zhejiang Juhua Co., Ltd.	06/16/25	M	1.00%	JPMorgan Chase Bank, N.A.	83 USD	2
Zhejiang Linuo Flow Control Technology Co., Ltd.	06/09/25	M	5.46%	JPMorgan Chase Bank, N.A.	144,822 USD	11,618
Zhejiang Linuo Flow Control Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39,402 USD	3,159
Zhejiang Meili High Technology Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	25,780 USD	363
Zhejiang Meili High Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7,060 USD	106
Zhejiang Ming Jewelry Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	28 USD	5
Zhejiang Orient Financial Holdings Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,603 USD	95
Zhejiang Qianjiang Motorcycle Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	512,868 USD	3,361
Zhejiang Qianjiang Motorcycle Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	355,308 USD	1,560
Zhejiang Sanfer Electric Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	225 USD	7
Zhejiang Sanhua Intelligent Controls Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8 USD	—
Zhejiang Semir Garment Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,874 USD	203
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co., Ltd.	05/20/25	M	5.46%	JPMorgan Chase Bank, N.A.	7 USD	—
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	7 USD	—
Zhejiang Songyuan Automotive Safety Systems Co., Ltd.	06/16/25	M	5.46%	JPMorgan Chase Bank, N.A.	55 USD	(2)
Zhejiang Southeast Space Frame Co., Ltd.	06/05/25	M	5.48%	JPMorgan Chase Bank, N.A.	50,804 USD	243
Zhejiang Southeast Space Frame Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,623 USD	24
Zhejiang Starry Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	138 USD	—
Zhejiang Sunriver Culture Tourism Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	9,557 USD	(341)
Zhejiang Supcon Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	— USD	1,124
Zhejiang Tailin Bioengineering Co., Ltd.	05/14/25	M	5.46%	JPMorgan Chase Bank, N.A.	14,028 USD	92
Zhejiang Tailin Bioengineering Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	3,946 USD	26

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Tengen Electrics Co., Ltd.	05/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	201,386 USD	$1,865
Zhejiang Tengen Electrics Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	87,571 USD	907
Zhejiang Tuna Environmental Science & Technology Co., Ltd.	04/23/25	M	1.00%	JPMorgan Chase Bank, N.A.	81,996 USD	7,687
Zhejiang Tuna Environmental Science & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	22,465 USD	2,103
Zhejiang Walrus New Material Co., Ltd.	07/01/25	M	5.46%	JPMorgan Chase Bank, N.A.	45,318 USD	411
Zhejiang Walrus New Material Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	12,375 USD	145
Zhejiang Wanliyang Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	22,780 USD	260
Zhejiang Wanliyang Co., Ltd.	03/12/25	M	5.46%	JPMorgan Chase Bank, N.A.	96,534 USD	4,744
Zhejiang Wecome Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,131 USD	119
Zhejiang Weiming Environment Protection Co., Ltd.	05/14/25	M	1.00%	JPMorgan Chase Bank, N.A.	192,008 USD	832
Zhejiang Weiming Environment Protection Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	66,336 USD	290
Zhejiang Weixing New Building Materials Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	54 USD	—
Zhejiang Wellsun Intelligent Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	382 USD	(30)
Zhejiang Xinao Textiles, Inc.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	41 USD	—
Zhejiang Yatai Pharmaceutical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	2,889 USD	32
Zhejiang Yatai Pharmaceutical Co., Ltd.	07/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	10,702 USD	138
Zhejiang Yiming Food Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	6,814 USD	66
Zhejiang Yiming Food Co., Ltd.	06/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	10,670 USD	115
Zhejiang Yinlun Machinery Co., Ltd.	06/04/25	M	5.46%	JPMorgan Chase Bank, N.A.	399,305 USD	31,253
Zhejiang Yinlun Machinery Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	240,101 USD	20,809
Zhejiang Yonggui Electric Equipment Co., Ltd.	04/29/25	M	5.46%	JPMorgan Chase Bank, N.A.	219 USD	(18)
Zhejiang Yongjin Metal Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	286 USD	11
Zhejiang Zheneng Electric Power Co., Ltd.	05/28/25	M	1.00%	JPMorgan Chase Bank, N.A.	642,947 USD	(9,061)
Zhejiang Zheneng Electric Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	403,506 USD	(6,590)
Zhejiang Zhongjian Technology Co., Ltd.	06/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	108,690 USD	1,055
Zhejiang Zhongjian Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	37,696 USD	335
Zhejiang Zone-King Environmental Sci&Tech Co., Ltd.	05/27/25	M	5.46%	JPMorgan Chase Bank, N.A.	5,981 USD	317
Zhejiang Zone-King Environmental Sci&Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	1,760 USD	92

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhengzhou GL Tech Co., Ltd.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	28,976 USD	$291
Zhengzhou GL Tech Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	17,461 USD	162
Zhongbai Holdings Group Co., Ltd.	05/08/25	M	5.46%	JPMorgan Chase Bank, N.A.	270,580 USD	800
Zhongbai Holdings Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	107,519 USD	387
Zhongfu Information, Inc.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	91,859 USD	174
Zhongfu Information, Inc.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	59,718 USD	145
Zhongfu Shenying Carbon Fiber Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	910 USD	54
Zhongji Innolight Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	128,865 USD	(11,133)
Zhongjin Gold Corp., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	244,916 USD	(3,339)
Zhongjin Gold Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	176,449 USD	(1,528)
ZhongMan Petroleum & Natural Gas Group Corp., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	183 USD	1
Zhongshan Broad Ocean Motor Co., Ltd.	06/18/25	M	5.46%	JPMorgan Chase Bank, N.A.	147,216 USD	2,502
Zhongshan Broad Ocean Motor Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	125,002 USD	2,274
Zhongshan Public Utilities Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	5,821 USD	15
Zhongtai Securities Co., Ltd.	05/21/25	M	5.47%	JPMorgan Chase Bank, N.A.	169,792 USD	2,195
Zhongtai Securities Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	105,857 USD	684
Zhuhai Sailong Pharmaceutical Co., Ltd.	04/30/25	M	1.00%	JPMorgan Chase Bank, N.A.	430,817 USD	31,548
Zhuhai Sailong Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	117,668 USD	8,559
Zhuzhou CRRC Times Electric Co., Ltd.	03/19/25	M	5.46%	JPMorgan Chase Bank, N.A.	782 USD	1
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	05/21/25	M	5.46%	JPMorgan Chase Bank, N.A.	1,339 USD	44
Zhuzhou Huarui Precision Cutting Tools Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	893 USD	30
Zhuzhou Smelter Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	28,554 USD	291
Zhuzhou Smelter Group Co., Ltd.	06/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	170,070 USD	2,999
Zhuzhou Smelter Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112,264 USD	2,002
Zhuzhou Times New Material Technology Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	374,825 USD	11,249
Zhuzhou Times New Material Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	247,487 USD	7,003
Zibo Qixiang Tengda Chemical Co., Ltd.	07/02/25	M	5.46%	JPMorgan Chase Bank, N.A.	36 USD	—
Zibo Qixiang Tengda Chemical Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	8,690 USD	(96)
Zijin Mining Group Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	45,375 USD	(922)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	07/03/25	M	5.46%	JPMorgan Chase Bank, N.A.	79,391 USD	(127)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	135,416 USD	899
Zte Corp.	07/03/25	M	1.00%	JPMorgan Chase Bank, N.A.	311,287 USD	(333)
Zte Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	252,849 USD	841

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ZYF Lopsking Material Technology Co., Ltd.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	39,725 USD	$1,169
ZYNP Corp.	06/30/25	M	5.46%	JPMorgan Chase Bank, N.A.	151,944 USD	(844)
ZYNP Corp.	01/15/25	M	5.07%	Morgan Stanley Capital Services LLC	105,113 USD	21

Total Buys						$7,540,979

Sells
Broadcom, Inc.	06/04/25	M	5.06%	Goldman Sachs International	1,936,903 USD	$(45,175)
Broadcom, Inc.	05/30/24	M	4.87%	JPMorgan Chase Bank, N.A.	1,854,680 USD	(43,257)
Brookfield Infrastructure Corp.	06/04/25	M	5.06%	Goldman Sachs International	592,161 USD	7,187
Brookfield Infrastructure Corp.	05/13/25	M	4.13%	JPMorgan Chase Bank, N.A.	903,283 USD	10,963
Chevron Corp.	06/10/25	M	5.06%	Goldman Sachs International	5,724,365 USD	(91,291)
Chevron Corp.	05/27/25	M	4.76%	JPMorgan Chase Bank, N.A.	5,470,671 USD	(87,245)
CSI 1000 Net Total Return Index	08/29/23	M	1.00%	Morgan Stanley Capital Services LLC	45,679,285 USD	23,195
CSI 500 Index Futures	08/29/23	M	1.00%	Morgan Stanley Capital Services LLC	9,296,408 USD	57,928
CSOP CSI 500 ETF	08/28/23	M	1.00%	JPMorgan Chase Bank, N.A.	71,514,483 USD	596,212
Extra Space Storage, Inc.	04/07/25	M	4.76%	JPMorgan Chase Bank, N.A.	4,451,261 USD	(86,580)
Globus Medical, Inc.	06/11/25	M	5.06%	Goldman Sachs International	5,693,568 USD	(177,493)
Globus Medical, Inc.	02/12/25	M	4.76%	JPMorgan Chase Bank, N.A.	7,288,809 USD	(227,223)
Industrial Select Sector SPDR Fund	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	1,471,289 USD	(34,947)
Intapp, Inc.	11/30/23	M	1.00%	Morgan Stanley Capital Services LLC	672,621 USD	90,072
iShares Core S&P Small-Cap ETF	11/30/23	M	5.07%	Morgan Stanley Capital Services LLC	549,584 USD	(8,456)
iShares Expanded Tech-Software Sector ETF	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	567,668 USD	(13,461)
iShares Iboxx High Yield	07/31/23	M	1.00%	Barclays Bank PLC	49,045,457 USD	(348,727)
iShares Iboxx Investment	07/30/23	M	1.00%	Barclays Bank PLC	121,789,676 USD	(203,058)
iShares Russell 2000 ETF	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	9,753,645 USD	(168,107)
iShares Semiconductor ETF	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	183,679 USD	(6,036)
Kenvue, Inc.	11/30/23	M	1.00%	Morgan Stanley & Co. LLC	509,872 USD	(8,013)
Novozymes	12/16/24	M	2.73%	JPMorgan Chase Bank, N.A.	32,691,124 DKK	71,263
Novozymes	06/04/25	M	3.21%	Goldman Sachs International	21,898,745 DKK	47,737
Option Care Health, Inc.	05/07/25	M	4.76%	JPMorgan Chase Bank, N.A.	507,340 USD	(45,055)
Option Care Health, Inc.	06/10/25	M	5.06%	Goldman Sachs International	1,229,826 USD	(109,217)
Provident Financial Services, Inc.	06/04/25	M	5.06%	Goldman Sachs International	419,292 USD	18,635
Provident Financial Services, Inc.	10/01/24	M	4.76%	JPMorgan Chase Bank, N.A.	633,418 USD	28,152
RadNet, Inc.	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	719,122 USD	177
Savers Value Village, Inc.	11/30/23	M	1.00%	Morgan Stanley & Co. LLC	142,700 USD	5,999
Shanghai Rongtai Health Technology Corp., Ltd.	05/13/24	M	4.76%	JPMorgan Chase Bank, N.A.	208,166 USD	(3,519)
Shanghai Stock Exchange SSE 50 A Share Index	07/24/23	M	1.00%	JPMorgan Chase Bank, N.A.	29,997,457 USD	79,121
SPDR S&P 500 ETF Trust	11/30/23	M	5.07%	Morgan Stanley Capital Services LLC	4,043,637 USD	(77,537)
SPDR S&P Insurance ETF	11/30/23	M	5.07%	Morgan Stanley Capital Services LLC	627,827 USD	(13,171)
VanEck Oil Services ETF	11/30/23	M	5.07%	Morgan Stanley & Co. LLC	234,652 USD	(6,932)

Total Sells						$(767,859)

Total OTC Total Return Swaps Outstanding						$6,773,120

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2023

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(287,848)	$61	$(287,909)
Pays	3-Month CNY- CNREPOFIX	2.55%	3M/3M	09/20/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,000,000 CNY	12,236	—	12,236
Pays	3-Month CNY- CNREPOFIX	2.56%	3M/3M	12/21/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,000,000 CNY	35,980	—	35,980
Pays	3-Month CNY- CNREPOFIX	2.59%	3M/3M	06/21/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	75,000,000 CNY	93,146	—	93,146
Pays	3-Month CNY- CNREPOFIX	2.88%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,000,000 CNY	58,458	—	58,458
Pays	3-Month CNY- CNREPOFIX	2.88%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,000,000 CNY	95,850	—	95,850
Pays	3-Month CNY- CNREPOFIX	2.90%	3M/3M	03/13/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,500,000 CNY	25,545	—	25,545
Pays	3-Month CNY- CNREPOFIX	2.91%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,500,000 CNY	21,185	—	21,185
Pays	1-Year USD SOFR	2.92%	1Y/1Y	04/21/2053	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	1,669	—	1,669
Pays	1-Year USD SOFR	2.93%	1Y/1Y	04/21/2053	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	3,651	—	3,651
Pays	6-Month EUR- EURIBOR	2.94%	6M/1Y	05/17/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,000,000 USD	54,693	—	54,693
Pays	6-Month EUR- EURIBOR	2.95%	6M/1Y	01/12/2057	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,500,000 USD	101,815	—	101,815
Pays	6-Month EUR- EURIBOR	2.97%	6M/1Y	01/12/2057	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,500,000 USD	119,066	—	119,066
Pays	1-Year USD SOFR	3.02%	1Y/1Y	05/19/2053	Merrill Lynch, Pierce, Fenner & Smith, Inc.	850,000 USD	10,146	—	10,146
Pays	1-Year USD SOFR	3.25%	1Y/1Y	05/17/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	250,000 USD	(7,552)	—	(7,552)
Pays	1-Year USD SOFR	3.48%	1Y/1Y	04/20/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	759,000 USD	(15,348)	—	(15,348)
Pays	1-Year USD SOFR	3.53%	1Y/1Y	05/18/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	(11,877)	—	(11,877)
Pays	1-Year USD SOFR	3.83%	1Y/1Y	04/20/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,926,000 USD	(31,589)	—	(31,589)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year JPY TONA	0.15%	1Y/1Y	05/18/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000,000 JPY	$(7,002)	$—	$(7,002)
Receives	1-Year JPY TONA	0.19%	1Y/1Y	04/20/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,135,000,000 JPY	(48,188)	—	(48,188)
Receives	1-Year JPY TONA	0.19%	1Y/1Y	04/20/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	628,000,000 JPY	(9,897)	—	(9,897)
Receives	1-Year JPY TONA	0.27%	1Y/1Y	05/17/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	275,000,000 JPY	(4,544)	—	(4,544)
Receives	1-Year JPY TONA	0.34%	1Y/1Y	04/20/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	810,000,000 JPY	(32,892)	—	(32,892)
Receives	1-Year JPY TONA	0.34%	1Y/1Y	04/20/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	163,000,000 JPY	(6,822)	—	(6,822)
Receives	3-Month USD SOFR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	392,762	(338)	393,100
Receives	3-Month USD LIBOR	0.66%	6M/3M	09/11/2023	Morgan Stanley & Co. LLC	1,500,000 USD	14,730	(7,518)	22,248
Receives	1-Year USD SOFR	0.71%	1Y/1Y	01/22/2026	Morgan Stanley & Co., Inc.	20,000,000 USD	1,876,691	(5,364)	1,882,055
Receives	3-Month USD LIBOR	0.71%	6M/3M	07/24/2023	Morgan Stanley & Co., Inc.	20,000,000 USD	60,205	(203,083)	263,288
Receives	1-Year USD SOFR	0.80%	1Y/1Y	01/13/2026	Morgan Stanley & Co., Inc.	80,000 USD	7,403	(21)	7,424
Receives	3-Month USD LIBOR	0.80%	6M/3M	07/13/2023	Morgan Stanley & Co., Inc.	80,000 USD	127	71	56
Receives	1-Year USD SOFR	0.95%	1Y/1Y	01/13/2027	Morgan Stanley & Co., Inc.	940,000 USD	105,127	(268)	105,395
Receives	3-Month USD LIBOR	0.95%	6M/3M	07/13/2023	Morgan Stanley & Co., Inc.	940,000 USD	1,443	1,219	224
Receives	3-Month USD SOFR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	80,484	(158)	80,642
Receives	3-Month USD LIBOR	1.24%	3M/3M	07/19/2023	Morgan Stanley & Co. LLC	700,000 USD	1,468	(235)	1,703
Receives	1-Year USD SOFR	1.32%	1Y/1Y	02/26/2027	Morgan Stanley & Co., Inc.	5,000,000 USD	483,966	(1,378)	485,344
Receives	3-Month USD LIBOR	1.32%	6M/3M	08/29/2023	Morgan Stanley & Co., Inc.	5,000,000 USD	34,426	(26,585)	61,011
Receives	T USD SOFR	1.46%	1T/ 1T	02/14/2024	Morgan Stanley & Co., Inc.	10,000,000 USD	204,169	(611)	204,780
Receives	3-Month USD LIBOR	1.46%	6M/3M	08/14/2023	Morgan Stanley & Co., Inc.	10,000,000 USD	48,247	(63,010)	111,257
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2023	Morgan Stanley & Co. LLC	1,800,000 USD	17,537	(4,726)	22,263
Receives	3-Month USD SOFR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	131,605	(412)	132,017
Receives	1-Year USD SOFR	1.58%	1Y/1Y	05/21/2025	Morgan Stanley & Co., Inc.	10,000,000 USD	572,538	(2,624)	575,162
Receives	3-Month USD LIBOR	1.58%	6M/3M	08/21/2023	Morgan Stanley & Co., Inc.	10,000,000 USD	54,568	(15,325)	69,893
Receives	1-Year USD SOFR	1.61%	1Y/1Y	03/23/2027	Morgan Stanley & Co., Inc.	7,000,000 USD	599,732	(2,068)	601,800
Receives	3-Month USD LIBOR	1.61%	6M/3M	09/25/2023	Morgan Stanley & Co., Inc.	7,000,000 USD	66,499	(20,174)	86,673
Receives	1-Year USD SOFR	1.62%	1Y/1Y	03/24/2027	Morgan Stanley & Co., Inc.	7,000,000 USD	598,707	(1,880)	600,587
Receives	3-Month USD LIBOR	1.62%	6M/3M	09/25/2023	Morgan Stanley & Co., Inc.	7,000,000 USD	66,477	(19,831)	86,308

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD SOFR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	$143,050	$(299)	$143,349
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2023	Morgan Stanley & Co. LLC	1,900,000 USD	4,762	7,311	(2,549)
Receives	1-Year USD SOFR	1.66%	1Y/1Y	06/17/2025	Morgan Stanley & Co., Inc.	10,000,000 USD	545,243	(2,766)	548,009
Receives	3-Month USD LIBOR	1.66%	6M/3M	09/18/2023	Morgan Stanley & Co., Inc.	10,000,000 USD	85,340	7,680	77,660
Receives	T USD SOFR	1.81%	1T/1T	02/1/2024	Morgan Stanley & Co., Inc.	2,500,000 USD	46,903	(106)	47,009
Receives	3-Month USD LIBOR	1.81%	6M/3M	08/1/2023	Morgan Stanley & Co., Inc.	2,500,000 USD	7,832	(16,567)	24,399
Receives	T USD SOFR	1.86%	1T/1T	12/21/2023	Morgan Stanley & Co., Inc.	8,000,000 USD	74,217	(618)	74,835
Receives	3-Month USD LIBOR	1.86%	6M/3M	09/21/2023	Morgan Stanley & Co., Inc.	8,000,000 USD	67,336	14,456	52,880
Receives	1-Year USD SOFR	1.88%	1Y/1Y	01/25/2027	Morgan Stanley & Co., Inc.	1,500,000 USD	122,465	(244)	122,709
Receives	3-Month USD LIBOR	1.88%	6M/3M	07/24/2023	Morgan Stanley & Co., Inc.	1,500,000 USD	3,371	(10,756)	14,127
Receives	3-Month USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	159,794	(488)	160,282
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/29/2023	Morgan Stanley & Co. LLC	1,650,000 USD	9,829	(7,483)	17,312
Receives	1-Year USD SOFR	2.05%	1Y/1Y	11/29/2024	Morgan Stanley & Co., Inc.	5,000,000 USD	196,024	(1,033)	197,057
Receives	3-Month USD LIBOR	2.05%	6M/3M	08/30/2023	Morgan Stanley & Co., Inc.	5,000,000 USD	28,853	3,879	24,974
Receives	1-Year USD SOFR	2.22%	1Y/1Y	09/30/2024	Morgan Stanley & Co., Inc.	2,000,000 USD	61,692	(221)	61,913
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2023	Morgan Stanley & Co., Inc.	2,000,000 USD	16,904	(4,024)	20,928
Receives	1-Year USD SOFR	2.22%	1Y/1Y	03/25/2037	Morgan Stanley & Co., Inc.	800,000 USD	110,098	—	110,098
Receives	3-Month USD LIBOR	2.27%	6M/3M	07/25/2023	Morgan Stanley & Co. LLC	2,000,000 USD	4,135	(12,324)	16,459
Receives	3-Month USD SOFR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	105,800	(292)	106,092
Receives	3-Month USD SOFR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	35,630	(125)	35,755
Receives	3-Month USD LIBOR	2.30%	6M/3M	07/26/2023	Morgan Stanley & Co. LLC	900,000 USD	1,921	5,110	(3,189)
Receives	6-Month EUR- EURIBOR	2.33%	1Y/6M	01/12/2057	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,850,000 USD	(60,004)	—	(60,004)
Receives	6-Month EUR- EURIBOR	2.34%	1Y/6M	01/12/2057	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,975,000 USD	(67,368)	—	(67,368)
Receives	1-Year USD SOFR	2.35%	1Y/1Y	11/8/2024	Morgan Stanley & Co., Inc.	4,000,000 USD	145,526	(1,025)	146,551
Receives	3-Month USD LIBOR	2.35%	6M/3M	08/8/2023	Morgan Stanley & Co., Inc.	4,000,000 USD	12,970	3,576	9,394
Receives	1-Year USD SOFR	2.37%	1Y/1Y	11/1/2024	Morgan Stanley & Co., Inc.	2,000,000 USD	72,790	(394)	73,184
Receives	3-Month USD LIBOR	2.37%	6M/3M	08/1/2023	Morgan Stanley & Co., Inc.	2,000,000 USD	5,273	1,112	4,161
Receives	T USD SOFR	2.38%	1T/1T	10/5/2023	Morgan Stanley & Co., Inc.	3,000,000 USD	23,765	(280)	24,045
Receives	3-Month USD LIBOR	2.38%	1T/3M	07/5/2023	Morgan Stanley & Co., Inc.	3,000,000 USD	1,168	(7,201)	8,369
Receives	1-Year USD SOFR	2.39%	1Y/1Y	11/16/2028	Morgan Stanley & Co., Inc.	4,000,000 USD	314,618	(930)	315,548

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.39%	6M/3M	08/16/2023	Morgan Stanley & Co., Inc.	4,000,000 USD	$15,356	$6,234	$9,122
Receives	3-Month USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	167,810	(464)	168,274
Receives	3-Month USD LIBOR	2.40%	6M/3M	07/25/2023	Morgan Stanley & Co. LLC	2,900,000 USD	5,745	17,141	(11,396)
Receives	6-Month EUR-EURIBOR	2.41%	1Y/6M	05/19/2053	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,200,000 USD	(58,157)	—	(58,157)
Receives	1-Year USD SOFR	2.42%	1Y/1Y	09/23/2024	Morgan Stanley & Co., Inc.	2,000,000 USD	58,321	(262)	58,583
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2023	Morgan Stanley & Co., Inc.	2,000,000 USD	14,702	(4,491)	19,193
Receives	1-Year USD SOFR	2.42%	1Y/1Y	10/24/2024	Morgan Stanley & Co., Inc.	2,000,000 USD	72,198	(394)	72,592
Receives	3-Month USD LIBOR	2.42%	6M/3M	07/24/2023	Morgan Stanley & Co., Inc.	2,000,000 USD	3,749	428	3,321
Receives	1-Year USD SOFR	2.43%	1Y/1Y	10/13/2026	Morgan Stanley & Co., Inc.	3,000,000 USD	187,811	(796)	188,607
Receives	3-Month USD LIBOR	2.43%	1T/3M	07/11/2023	Morgan Stanley & Co., Inc.	3,000,000 USD	2,510	(4,574)	7,084
Receives	1-Year USD SOFR	2.45%	1Y/1Y	10/18/2024	Morgan Stanley & Co., Inc.	4,000,000 USD	143,772	(751)	144,523
Receives	3-Month USD LIBOR	2.45%	1T/3M	07/18/2023	Morgan Stanley & Co., Inc.	4,000,000 USD	5,551	(2,066)	7,617
Receives	1-Year USD SOFR	2.58%	1Y/1Y	08/5/2025	Morgan Stanley & Co., Inc.	7,000,000 USD	313,953	(1,844)	315,797
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/7/2023	Morgan Stanley & Co., Inc.	7,000,000 USD	20,783	(32,015)	52,798
Receives	1-Year USD SOFR	2.67%	1Y/1Y	09/13/2028	Morgan Stanley & Co., Inc.	2,500,000 USD	156,240	(306)	156,546
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2023	Morgan Stanley & Co., Inc.	2,500,000 USD	15,303	(7,075)	22,378
Receives	1-Year USD SOFR	2.72%	1Y/1Y	09/8/2028	Morgan Stanley & Co., Inc.	1,000,000 USD	60,983	(192)	61,175
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2023	Morgan Stanley & Co., Inc.	1,000,000 USD	5,586	(2,941)	8,527
Receives	1-Year USD SOFR	2.72%	1Y/1Y	08/8/2028	Morgan Stanley & Co., Inc.	3,000,000 USD	188,344	(632)	188,976
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2023	Morgan Stanley & Co., Inc.	3,000,000 USD	8,694	(12,695)	21,389
Receives	1-Year USD SOFR	2.81%	1Y/1Y	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	59,241	(349)	59,590
Receives	1-Year USD SOFR	2.83%	1Y/1Y	07/30/2029	Morgan Stanley & Co., Inc.	3,000,000 USD	187,696	(725)	188,421
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/31/2023	Morgan Stanley & Co., Inc.	3,000,000 USD	6,544	(13,458)	20,002
Receives	6-Month EUR-EURIBOR	2.94%	6M/6M	02/14/2029	Citi Bank N.A.	1,000,000 EUR	10,093	—	10,093
Receives	6-Month EUR-EURIBOR	2.96%	1Y/6M	09/29/2028	Morgan Stanley & Co. LLC	706,000 USD	9,222	—	9,222
Receives	6-Month EUR-EURIBOR	2.97%	1Y/6M	05/14/2029	Morgan Stanley & Co., Inc.	140,000 USD	1,609	—	1,609
Receives	1-Year USD SOFR	3.07%	1Y/1Y	04/20/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,100,000 USD	10,335	—	10,335
Receives	1-Year USD SOFR	3.08%	1Y/1Y	04/20/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,100,000 USD	8,762	—	8,762
Receives	1-Year USD SOFR	3.12%	1Y/1Y	06/16/2037	Morgan Stanley & Co., Inc.	2,300,000 USD	96,490	(801)	97,291

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year USD SOFR	3.15%	1Y/1Y	05/17/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,300,000 USD	$(1,241)	$—	$(1,241)
Receives	6-Month EUR- EURIBOR	3.16%	1Y/6M	05/12/2026	Morgan Stanley & Co., Inc.	318,000 USD	4,224	—	4,224
Receives	1-Year USD SOFR	3.17%	1Y/1Y	05/4/2032	Morgan Stanley & Co., Inc.	6,500,000 USD	210,532	(297)	210,829
Receives	1-Year USD SOFR	3.19%	1Y/1Y	12/1/2037	Morgan Stanley & Co. LLC	3,000,000 USD	104,758	(519)	105,277
Receives	3-Month USD SOFR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	54,046	(700)	54,746
Receives	3-Month USD LIBOR	3.21%	3M/3M	08/25/2023	Morgan Stanley & Co. LLC	2,000,000 USD	6,880	—	6,880
Receives	1-Year USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley & Co., Inc.	2,800,000 USD	54,562	(1,522)	56,084
Receives	1-Year USD SOFR	3.34%	1Y/1Y	02/12/2035	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	9,004	—	9,004
Receives	1-Year GBP SONIA	3.46%	1Y/1Y	02/8/2030	Citi Bank N.A.	1,000,000 GBP	91,243	—	91,243
Receives	1-Year USD SOFR	3.87%	1Y/1Y	02/23/2029	Morgan Stanley & Co. LLC	4,000,000 USD	(6,694)	—	(6,694)
Receives	1-Year USD SOFR	4.21%	1Y/1Y	04/20/2026	Morgan Stanley & Co., Inc.	500,000 USD	3,167	—	3,167

Total Centrally Cleared Interest Rate Swaps Outstanding							$10,178,456	$(464,376)	$10,642,832

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Abbreviation Legend:
M	Monthly
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
SICAV	Société d’investissement à Capital Variable
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	At Maturity
TSFR	Term Secured Financing Rate

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2023 (Unaudited)

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
XAU	Gold Spot
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended June 30, 2023 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2023, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2023, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian and the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board also designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2023, the total fair value of Level 3 investments was $76,713,451. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2023, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2023, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2023, the Fund had outstanding commitments of $4,143,643 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g. 2020 Vintage, 2022 Vintage and 2023 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of June 30, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2023, the face value of open reverse repurchase agreements for the Fund was $24,030,833.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares of the Fund or, if elected by the Shareholder, paid in cash.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of June 30, 2023, there were no securities on loan.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Most such reforms and phase outs, including all tenors of U.S. dollar LIBOR, became effective on or prior to June 30, 2023, though some rates may persist on a synthetic basis through September 2024. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to manage transition efforts and evaluate the impact of prospective changes on existing transactions and contractual arrangements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

(“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$562,634,218	$4,333,339	$1,414,687	$568,382,244
Preferred Stock	—	—	9,087,448	9,087,448
Asset-Backed Securities	—	174,917,821	—	174,917,821
Convertible Bonds	—	2,956,479	—	2,956,479
Bank Debt	—	105,018,427	64,778,715	169,797,142
Corporate Bonds & Notes	—	484,553,024	120,990	484,674,014
Sovereign Debt	—	164,127,223	—	164,127,223
Mortgage-Backed Securities	—	2,297,028,156	—	2,297,028,156
Municipals	—	213,780	—	213,780
U.S. Treasury Notes	—	92,401,719	—	92,401,719
Exchange-Traded Funds	23,991,177	39,578,681	—	63,569,858
Undertakings for Collective Investment in Transferable Securities	167,012,611	—	—	167,012,611
Warrants	481,075	18,901	1,234,042	1,734,018
Rights	79,739	—	—	79,739
Commodities	—	210,381,697	—	210,381,697
Repurchase Agreements	—	112,077,342	—	112,077,342
Purchased Options	20,782,391	11,268,608	—	32,050,999
Subtotal	$774,981,211	$3,698,875,197	$76,635,882	$4,550,492,290
Investments Valued at NAV				379,332,639
Total Investments in Securities	$774,981,211	$3,698,875,197	$76,635,882	$4,929,824,929
Other Financial Instruments:
Unfunded Loan Commitment(a)	—	—	88,813	88,813
Futures Contracts	94,344,197	—	—	94,344,197
Forward Foreign Currency Exchange Contracts	—	1,966,120	—	1,966,120
Centrally Cleared Credit Default Swaps	—	18,846,501	—	18,846,501
OTC Credit Default Swaps	—	5,805,608	—	5,805,608
OTC Total Return Swaps	—	14,046,831	—	14,046,831
Variance Swaps	—	8,230,147	—	8,230,147
Centrally Cleared Interest Rate Swaps	—	10,835,479	—	10,835,479
Total Investments in Securities and Other Financial Instruments	$869,325,408	$3,758,605,883	$76,724,695	$5,083,988,625

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(480,751,009)	$—	$(11,244)	$(480,762,253)
Corporate Bonds & Notes	—	(39,428,939)	—	(39,428,939)
Exchange-Traded Funds	(62,291)	—	—	(62,291)
Mortgage-Backed Securities	—	(518,206,779)	—	(518,206,779)
Sovereign Debt	—	(60,851,424)	—	(60,851,424)
U.S. Treasury Notes	—	(5,455,005)	—	(5,455,005)
Warrants^	—	—	0	0
Total Securities Sold Short	(480,813,300)	(623,942,147)	(11,244)	(1,104,766,691)
Other Financial Instruments:
Options Written	(27,901,969)	(1,776,450)	—	(29,678,419)
Reverse Repurchase Agreements	—	(24,044,767)	—	(24,044,767)
Futures Contracts	(86,382,097)	—	—	(86,382,097)
Forward Foreign Currency Exchange Contracts	—	(1,100,787)	—	(1,100,787)
Centrally Cleared Credit Default Swaps	—	(1,827,227)	—	(1,827,227)
OTC Credit Default Swaps	—	(8,173,569)	—	(8,173,569)
OTC Total Return Swaps	—	(7,273,711)	—	(7,273,711)
Variance Swaps	—	(972,044)	—	(972,044)
Centrally Cleared Interest Rate Swaps	—	(657,023)	—	(657,023)
Total Securities Sold Short and Other Financial Instruments	$(595,097,366)	$(669,767,725)	$(11,244)	$(1,264,876,335)

(a)	Represents unrealized appreciation (depreciation).

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	41,734,685	2,320,040	N/A	30,481,208	Semi-Annual	—	32,801,248

Macro Strategies (2)	N/A	N/A	N/A	111,745,150	Monthly with 90 days’ notice	—	111,745,150

Macro Strategies (2)	N/A	N/A	N/A	117,279,414	Daily with 6 days’ notice	—	117,279,414

Macro Strategies (2)	N/A	N/A	N/A	31,572,415	Quarterly	—	31,572,415

Macro Strategies (2)	N/A	N/A	N/A	56,629,082	Monthly	—	56,629,082

Equity Hedge (3)	N/A	N/A	N/A	29,305,330	Monthly	—	29,305,330

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Common Stocks Sold Short	Unfunded Loan Commitment	Total
Balance as of March 31, 2023	$1,414,687	$9,088,567	$60,165,104	$125,350	$246,796	$(11,144)	$—	$71,029,360
Transfers In	—	—	11,263,382	—	—	—	—	11,263,382
Transfers Out	—	—	(4,640,623)	—	—	—	—	(4,640,623)
Purchases	—	—	5,191,102	—	—	6,245	—	5,197,347
Sales	—	—	(2,629,692)	(2,613)	—	(2,292)	—	(2,634,597)
Amortization	—	—	220,839	—	—	—	—	220,839
Net realized gain (loss)	—	—	(292,511)	—	—	(285)	—	(292,796)
Net change in unrealized appreciation (depreciation)	—	(1,119)	(4,498,886)	(1,747)	987,246	(3,768)	88,813	(3,429,461)

Balance as of June 30, 2023	$1,414,687	$9,087,448	$64,778,715	$120,990	1,234,042	$(11,244)	$88,813	$76,713,451

Net change in unrealized appreciation (depreciation) related to investments still held as of June 30, 2023	$—	$(1,119)	$(4,714,919)	$(1,747)	$987,246	$(3,768)	$88,813	$(3,645,494)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended June 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2023.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at June 30, 2023		Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$35,880,993		N/A
	Comparable Company Multiples	EBITDA Multiples	17,619,782		9.5x(a)
		EBITDA Multiples	8,270,449		10.0x(a)
	Distribution Analysis	Expected Distribution Proceeds	3,007,491		N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	1,414,687		N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	120,990		N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	7,514,327		N/A
	Comparable Company Multiples	EBITDA Multiples	1,573,121		9.5x(a)
Warrants	Distribution Analysis	Expected Distribution Proceeds	1,234,042		N/A
	Broker-dealer Quotations	Indicative Bid	0	^	N/A
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	(11,244)		N/A
Unfunded Loan Commitment	Broker-dealer Quotations	Indicative Bid	88,813		N/A

Total Investments in Securities			$76,713,451

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.